UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2015

Date of reporting period: November 30, 2014

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 94.92%

BRAZIL — 5.42%
Abril Educacao SAa	171,400	$748,530
Aliansce Shopping Centers SA	131,300	909,806
ALL — America Latina Logistica SA	580,000	1,400,439
Alupar Investimento SA Units	112,300	832,643
AMBEV SA	6,295,400	41,178,351
Arezzo Industria e Comercio SA	72,600	811,379
B2W Companhia Global do Varejo[a]	155,151	1,721,926
Banco Bradesco SA	861,660	12,764,095
Banco do Brasil SA	1,156,200	13,307,711
Banco Santander Brasil SA Units	441,400	2,535,945
BB Seguridade Participacoes SA	939,300	12,240,563
BM&F Bovespa SA	2,424,900	9,921,564
BR Malls Participacoes SA	596,300	4,270,777
Brasil Brokers Participacoes SA	421,100	488,767
BRF SA	881,300	22,716,298
CCR SA	1,172,500	8,033,472
Centrais Eletricas Brasileiras SA	366,200	855,777
CETIP SA — Mercados Organizados	277,662	3,576,338
Cielo SA	951,360	16,231,157
Companhia de Saneamento Basico do Estado de Sao Paulo	434,600	3,240,879
Companhia de Saneamento de Minas Gerais SA	83,500	790,901
Companhia Hering SA	204,200	1,938,118
Companhia Siderurgica Nacional SA	943,900	2,220,467
Cosan Logistica SAa	330,600	445,326
Cosan SA Industria e Comercio	184,500	2,284,719
CPFL Energia SA	315,800	2,416,264
Cyrela Brazil Realty SA Empreendimentos e Participacoes	344,600	1,665,445
Duratex SA	397,729	1,295,373
EcoRodovias Infraestrutura e Logistica SA	291,900	1,246,443
EDP Energias do Brasil SA	331,100	1,298,154
Embraer SA	896,200	8,224,284
Equatorial Energia SA	210,876	2,283,900
Estacio Participacoes SA	410,600	4,445,424
Eternit SA	473,200	620,879
Even Construtora e Incorporadora SA	410,900	925,145
EZ TEC Empreendimentos e Participacoes SA	78,200	696,683
Fibria Celulose SAa	333,400	3,990,110
Fleury SA	115,100	712,659
GAEC Educacao SA	51,300	748,973
Gafisa SA	655,500	697,219
Helbor Empreendimentos SA	261,870	569,272
Hypermarcas SAa	440,800	2,968,840
Iguatemi Empresa de Shopping Centers SA	113,900	1,136,325
International Meal Co. Holdings SA	86,800	454,883
Iochpe-Maxion SA	115,300	631,094
JBS SA	1,015,800	4,731,896
Julio Simoes Logistica SA	117,600	602,597
Klabin SA	586,700	3,177,138
Kroton Educacional SA	1,870,156	13,016,788
Light SA	107,900	862,429
Linx SA	36,700	823,455
Localiza Rent A Car SA	203,035	2,758,574
Lojas Americanas SA	203,425	1,034,478
Lojas Renner SA	184,500	5,489,771
LPS Brasil — Consultoria de Imoveis SA	122,700	442,969
M Dias Branco SA	61,500	2,332,466

Security	Shares	Value

Magazine Luiza SA	111,700	$346,888
Magnesita Refratarios SA	381,300	426,290
Marfrig Global Foods SAa	429,100	1,089,386
Minerva SAa	157,600	697,440
MRV Engenharia e Participacoes SA	463,300	1,537,709
Multiplan Empreendimentos Imobiliarios SA	123,000	2,464,250
Multiplus SA	67,900	914,629
Natura Cosmeticos SA	246,000	3,368,110
Odontoprev SA	336,600	1,260,919
Petroleo Brasileiro SA	3,992,600	18,831,191
Porto Seguro SA	150,100	1,812,702
Prumo Logistica SAa	929,345	194,812
Qualicorp SAa	277,500	2,994,701
Raia Drogasil SA	291,700	2,762,943
Restoque Comercio e Confeccoes de Roupas SA	143,500	511,933
Santos Brasil Participacoes SA Units	70,100	454,444
Sao Martinho SA	74,900	1,163,021
SLC Agricola SA	86,800	500,708
Smiles SA	55,200	1,007,123
Sonae Sierra Brasil SA	58,400	429,603
Souza Cruz SA	498,900	3,970,206
Sul America SA Units	242,689	1,196,464
Technos SA	119,100	424,424
Tecnisa SA	251,300	471,178
Tegma Gestao Logistica SA	59,200	411,359
TIM Participacoes SA	1,099,800	5,319,582
Totvs SA	184,500	2,544,704
TPI — Triunfo Participacoes e Investimentos SA	159,100	370,567
Tractebel Energia SA	209,900	2,824,958
Transmissora Alianca de Energia Eletrica SA	118,700	898,527
Ultrapar Participacoes SA	475,700	10,165,674
Vale SA	1,783,500	16,131,500
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	82,100	1,270,039
Vanguarda Agro SAa	773,329	375,249
Via Varejo SAa	163,600	1,439,093
WEG SA	370,930	4,374,470

		332,722,674
CHILE — 1.32%
AES Gener SA	3,486,812	1,914,766
Aguas Andinas SA Series A	3,590,183	2,155,113
Banco de Chile	28,954,373	3,517,656
Banco de Credito e Inversiones	48,600	2,569,519
Banco Santander Chile	86,171,203	4,685,435
Besalco SA	562,543	357,763
CAP SA	108,238	743,126
Cencosud SA	1,700,728	4,411,491
Cia. Cervecerias Unidas SA	200,974	2,088,914
Colbun SA	11,262,328	3,007,423
Compania SudAmericana de Vapores SAa	11,413,692	450,392
CorpBanca SA	198,309,173	2,504,460
Cruz Blanca Salud SA	426,452	350,585
E.CL SA	802,665	1,130,792
Empresa Nacional de Electricidad SA/Chile	4,467,843	6,817,685
Empresa Nacional de Telecomunicaciones SA	164,392	1,831,746
Empresas CMPC SA	1,700,791	4,253,096
Empresas COPEC SA	602,266	7,107,670
Enersis SA	26,300,952	8,771,597
Inversiones Aguas Metropolitanas SA	607,247	960,393
Inversiones la Construccion SA	56,709	745,357
LATAM Airlines Group SAa	433,709	5,184,042

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Parque Arauco SA	868,672	$1,722,633
SACI Falabella	1,291,056	9,266,224
SalfaCorp SA	724,455	553,764
Sociedad Matriz SAAM SA	10,242,904	797,606
Sonda SA	746,314	1,909,469
Vina Concha y Toro SA	707,806	1,395,362

		81,204,079
CHINA — 20.35%
361 Degrees International Ltd.[b]	1,907,000	570,502
AAC Technologies Holdings Inc.[b]	1,007,500	5,930,674
Agile Property Holdings Ltd.	2,734,500	1,611,433
Agricultural Bank of China Ltd. Class H	28,589,000	13,566,411
Air China Ltd. Class H	2,524,000	1,936,531
Ajisen (China) Holdings Ltd.	1,045,000	755,957
Alcatel-Lucent[a,b]	3,160,000	358,582
Alibaba Health Information Technology Ltd.[a]	3,356,000	2,362,832
Alibaba Pictures Group Ltd.[a]	5,860,000	1,216,583
Aluminum Corp. of China Ltd. Class Ha,b	5,472,000	2,377,903
Anhui Conch Cement Co. Ltd. Class Hb	1,845,000	6,245,164
Anhui Expressway Co. Ltd. Class H	1,050,000	717,602
Anta Sports Products Ltd.	1,429,000	2,959,347
APT Satellite Holdings Ltd.	443,000	738,048
Asia Cement China Holdings Corp.	965,500	547,801
Asian Citrus Holdings Ltd.[a,b]	3,193,000	452,908
AVIC International Holding HK Ltd.[a,b]	4,814,000	496,609
AviChina Industry & Technology Co. Ltd. Class H	3,120,000	2,200,696
Bank of China Ltd. Class H	106,279,000	54,818,311
Bank of Communications Co. Ltd. Class H	11,671,000	9,676,922
BBMG Corp. Class H	1,599,000	1,321,675
Beijing Capital International Airport Co. Ltd. Class H	2,160,000	1,687,892
Beijing Capital Land Ltd. Class H	2,300,000	836,364
Beijing Enterprises Holdings Ltd.	698,000	5,571,399
Beijing Enterprises Water Group Ltd.[b]	6,030,000	4,144,410
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	435,000	629,362
Belle International Holdings Ltd.	6,281,000	7,135,475
Bosideng International Holdings Ltd.[b]	4,308,000	655,505
Brilliance China Automotive Holdings Ltd.	4,110,000	7,006,344
BYD Co. Ltd. Class Hb	876,500	5,317,772
BYD Electronic International Co. Ltd.	1,201,000	1,345,801
C C Land Holdings Ltd.	3,767,000	718,912
Carnival Group International Holdings Ltd.[a]	11,067,000	1,898,015
Chaowei Power Holdings Ltd.[b]	1,089,000	547,660
China Agri-Industries Holdings Ltd.[b]	3,170,200	1,230,471
China Aircraft Leasing Group Holdings Ltd.[a,b]	380,500	592,707
China Animal Healthcare Ltd.	833,000	690,676
China Aoyuan Property Group Ltd.[b]	3,703,000	611,198
China BlueChemical Ltd. Class H	2,906,000	1,052,980
China Cinda Asset Management Co. Ltd.[a]	7,139,000	3,811,149
China CITIC Bank Corp. Ltd. Class H	11,145,000	8,292,282
China Coal Energy Co. Class Hb	5,525,000	3,448,227
China Communications Construction Co. Ltd. Class H	5,937,000	5,940,828
China Communications Services Corp. Ltd. Class H	3,254,000	1,586,089
China Construction Bank Corp. Class H	96,339,000	73,046,205
China COSCO Holdings Co. Ltd. Class Ha,b	3,653,500	1,794,950
China Datang Corp. Renewable Power Co. Ltd. Class H	4,114,000	594,156
China Dongxiang Group Co. Ltd.[b]	5,299,000	1,011,286
China Dynamics Holdings Ltd.[a,b]	3,380,000	396,621
China Everbright Bank Co. Ltd.	3,844,000	1,962,894
China Everbright International Ltd.[b]	3,441,000	5,297,942
China Everbright Ltd.[b]	1,230,000	2,851,760
China Galaxy Securities Co. Ltd. Class H	1,823,500	1,874,055

Security	Shares	Value

China Gas Holdings Ltd.	2,792,000	$5,213,173
China High Speed Transmission Equipment Group Co. Ltd.[a]	1,566,000	1,064,193
China Household Holdings Ltd.[a]	4,195,000	459,800
China Huishan Dairy Holdings Co. Ltd.[b]	8,202,000	1,723,954
China Huiyuan Juice Group Ltd.[a]	935,000	391,844
China Innovationpay Group Ltd.[a]	5,844,000	640,542
China International Marine Containers (Group) Co. Ltd. Class H	709,200	1,615,019
China Life Insurance Co. Ltd. Class H	9,840,000	34,195,745
China Lilang Ltd.	898,000	653,091
China Longyuan Power Group Corp. Ltd. Class H	4,094,000	4,402,832
China LotSynergy Holdings Ltd.[b]	9,740,000	879,175
China Lumena New Materials Corp.[a,b]	2,584,000	116,621
China Medical System Holdings Ltd.	1,580,000	2,685,287
China Mengniu Dairy Co. Ltd.	1,858,000	7,535,023
China Merchants Bank Co. Ltd. Class H	6,148,964	12,734,025
China Merchants Holdings International Co. Ltd.	1,514,000	5,183,327
China Metal Recycling Holdings Ltd.[a,b]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	8,453,100	9,286,965
China Mobile Ltd.	8,302,500	102,295,793
China Modern Dairy Holdings Ltd.[a,b]	2,910,000	938,104
China National Building Material Co. Ltd. Class H	3,802,000	3,716,204
China National Materials Co. Ltd. Class H	2,653,000	653,415
China New Town Development Co. Ltd.[a]	6,075,000	278,095
China Oil and Gas Group Ltd.	12,300,000	1,855,706
China Oilfield Services Ltd. Class H	2,442,000	4,301,447
China Overseas Land & Investment Ltd.	4,920,000	14,782,205
China Pacific Insurance (Group) Co. Ltd. Class H	3,573,800	14,977,240
China Petroleum & Chemical Corp. Class H	34,332,200	28,112,117
China Power International Development Ltd.	3,912,000	1,952,217
China Power New Energy Development Co. Ltd.[a]	7,340,000	501,638
China Precious Metal Resources Holdings Co. Ltd.[a,b]	6,710,000	692,199
China Railway Construction Corp. Ltd. Class H	2,696,000	3,097,532
China Railway Group Ltd. Class H	5,492,000	3,980,018
China Rare Earth Holdings Ltd.[a]	5,388,000	729,516
China Resources and Transportation Group Ltd.[a,b]	26,400,000	609,362
China Resources Cement Holdings Ltd.[b]	2,734,000	1,875,549
China Resources Enterprise Ltd.	1,600,000	3,338,233
China Resources Gas Group Ltd.	1,254,000	3,525,106
China Resources Land Ltd.	2,784,000	7,036,286
China Resources Power Holdings Co. Ltd.	2,624,000	7,646,989
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	4,046,500	553,100
China SCE Property Holdings Ltd.[a,b]	3,668,200	685,866
China Shanshui Cement Group Ltd.[b]	2,811,000	1,072,928
China Shenhua Energy Co. Ltd. Class H	4,548,500	12,932,872
China Shineway Pharmaceutical Group Ltd.	615,000	1,045,222
China Shipping Container Lines Co. Ltd. Class Ha,b	5,412,000	1,591,149
China Singyes Solar Technologies Holdings Ltd.[b]	705,000	1,187,273
China South City Holdings Ltd.[b]	2,954,000	1,519,853
China State Construction International Holdings Ltd.	2,448,000	3,718,561
China Suntien Green Energy Corp. Ltd. Class Hb	2,782,000	660,075
China Taiping Insurance Holdings Co. Ltd.[a]	1,451,308	3,742,896
China Telecom Corp. Ltd. Class H	18,808,000	11,398,788
China Traditional Chinese Medicine Co. Ltd.[a,b]	1,298,000	795,035
China Travel International Investment Hong Kong Ltd.[b]	4,216,000	1,456,980
China Unicom (Hong Kong) Ltd.	7,494,000	11,402,863
China Vanke Co. Ltd.[a,b]	1,797,687	3,681,144
China Water Affairs Group Ltd.[b]	1,760,000	948,652
China Yurun Food Group Ltd.[a,b]	2,478,000	1,121,571
China ZhengTong Auto Services Holdings Ltd.[b]	1,478,000	743,288
Chinasoft International Ltd.[a,b]	2,172,000	714,197
Chongqing Changan Automobile Co. Ltd.	1,167,600	2,476,727
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,698,000	2,093,387
CIMC Enric Holdings Ltd.[b]	1,230,000	1,262,514

2

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

CITIC Ltd.	3,022,000	$5,268,529
CITIC Resources Holdings Ltd.[a]	3,912,000	570,027
CITIC Securities Co. Ltd. Class H	1,450,000	4,253,707
CNOOC Ltd.	24,026,000	35,132,797
Comba Telecom Systems Holdings Ltd.	2,225,150	872,270
Coolpad Group Ltd.	4,920,000	1,103,907
Cosco International Holdings Ltd.[b]	1,880,000	797,576
COSCO Pacific Ltd.	2,460,000	3,343,443
Country Garden Holdings Co. Ltd.	6,641,733	2,774,883
CPMC Holdings Ltd.	978,000	688,572
Credit China Holdings Ltd.	1,468,000	361,558
CSPC Pharmaceutical Group Ltd.[b]	3,930,000	3,496,712
CSR Corp Ltd. Class H	2,726,000	2,773,455
CT Environmental Group Ltd.	774,000	774,499
Dah Chong Hong Holdings Ltd.[b]	1,436,000	820,307
Daphne International Holdings Ltd.	1,566,000	704,750
Datang International Power Generation Co. Ltd. Class H	3,660,000	2,057,718
Dawnrays Pharmaceutical Holdings Ltd.[b]	292,000	274,115
Dazhong Transportation Group Co. Ltd. Class B	901,500	697,761
Digital China Holdings Ltd.	1,361,000	1,267,108
Dongfeng Motor Group Co. Ltd. Class H	3,680,000	5,599,484
Dongyue Group Ltd.	2,073,000	793,915
ENN Energy Holdings Ltd.	1,230,000	7,517,988
EverChina International Holdings Co. Ltd.[a,b]	11,040,000	619,265
Evergrande Real Estate Group Ltd.[b]	7,920,000	3,217,021
Fantasia Holdings Group Co. Ltd.[b]	4,389,000	509,362
Far East Horizon Ltd.	2,013,000	1,874,128
FDG Electric Vehicles Ltd.[a,b]	11,100,000	665,571
First Tractor Co. Ltd. Class Hb	858,000	666,043
Fosun International Ltd.	2,400,000	2,930,754
Franshion Properties (China) Ltd.[b]	5,084,000	1,435,714
Fufeng Group Ltd.[b]	1,796,400	952,057
GCL-Poly Energy Holdings Ltd.[a,b]	13,790,000	3,752,018
Geely Automobile Holdings Ltd.[b]	7,335,000	3,187,485
Glorious Property Holdings Ltd.[a]	4,628,000	680,325
Golden Eagle Retail Group Ltd.	779,000	948,260
Goldin Properties Holdings Ltd.[a,b]	1,864,000	1,098,450
GOME Electrical Appliances Holdings Ltd.[b]	14,259,000	2,096,101
Goodbaby International Holdings Ltd.	1,569,000	608,986
Great Wall Motor Co. Ltd. Class H	1,230,000	6,201,547
Greatview Aseptic Packaging Co. Ltd.[b]	1,981,000	919,613
Guangdong Investment Ltd.	3,690,000	5,091,296
Guangdong Land Holdings Ltd.[a]	2,022,000	469,323
Guangzhou Automobile Group Co. Ltd. Class H	3,690,000	3,492,534
Guangzhou R&F Properties Co. Ltd. Class H	1,378,000	1,702,288
Haier Electronics Group Co. Ltd.	1,482,000	4,137,369
Haitian International Holdings Ltd.[b]	924,000	1,965,957
Haitong Securities Co. Ltd. Class H	1,813,200	3,857,872
Hanergy Thin Film Power Group Ltd.[b]	17,060,000	4,289,749
Hangzhou Steam Turbine Co. Ltd. Class B	661,700	695,404
Harbin Electric Co. Ltd. Class H	1,322,000	826,783
HC International Inc.[a,b]	538,000	597,315
Hengan International Group Co. Ltd.	980,000	10,621,406
Hengdeli Holdings Ltd.[b]	4,986,800	964,565
Hi Sun Technology (China) Ltd.[a,b]	2,730,000	714,623
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	641,000	530,654
Honbridge Holdings Ltd.[a]	3,032,000	504,356
Honghua Group Ltd.[b]	2,961,000	469,636
Hopson Development Holdings Ltd.[a,b]	1,230,000	1,157,834
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	3,568,160	1,136,474
Huabao International Holdings Ltd.[b]	2,990,000	2,648,781
Huadian Power International Corp. Ltd. Class H	2,068,000	1,690,667
Huaneng Power International Inc. Class H	4,920,000	5,766,963

Security	Shares	Value

Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	2,714,000	$871,420
Imperial Pacific International Holdings Ltd.[a]	1,960,000	422,076
Industrial and Commercial Bank of China Ltd. Class H	98,668,000	66,923,750
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,485,600	2,229,886
Intime Retail Group Co. Ltd.	1,757,500	1,391,496
Jiangsu Expressway Co. Ltd. Class H	1,626,000	1,843,010
Jiangsu Future Land Co. Ltd. Class B	1,203,100	609,972
Jiangxi Copper Co. Ltd. Class H	1,745,000	3,132,224
Ju Teng International Holdings Ltd.	1,408,000	735,319
Kaisa Group Holdings Ltd.[b]	2,543,000	983,752
Kingboard Chemical Holdings Co. Ltd.	912,200	1,705,596
Kingboard Laminates Holdings Ltd.	1,932,000	787,249
Kingdee International Software Group Co. Ltd.[a,b]	2,830,000	926,912
Kingsoft Corp. Ltd.[b]	920,000	2,204,204
Kunlun Energy Co. Ltd.[b]	4,920,000	5,322,863
KWG Property Holdings Ltd.[b]	1,805,000	1,408,156
Landing International Development Ltd.[a]	8,215,000	391,947
Lao Feng Xiang Co. Ltd. Class B	341,006	1,017,903
Lee & Man Paper Manufacturing Ltd.[b]	1,993,000	1,110,220
Lenovo Group Ltd.[b]	8,708,000	12,217,026
Li Ning Co. Ltd.[a,b]	1,528,500	772,627
Lianhua Supermarket Holdings Co. Ltd. Class Ha	832,000	450,600
Lijun International Pharmaceutical (Holding) Co. Ltd.	3,194,000	1,474,471
Livzon Pharmaceutical Group Inc.	34,800	235,590
Longfor Properties Co. Ltd.	1,840,500	2,477,733
Lonking Holdings Ltd.	5,021,000	990,603
Luthai Textile Co. Ltd. Class B	520,069	692,755
Microport Scientific Corp.[a,b]	938,000	463,255
MIE Holdings Corp.	3,356,000	445,736
Mingfa Group International Co. Ltd.[a]	3,995,000	1,256,970
Minth Group Ltd.	1,230,000	2,582,128
MMG Ltd.	2,632,000	912,970
NetDragon Websoft Inc.	328,500	550,677
New China Life Insurance Co. Ltd. Class H	1,144,300	5,186,608
New World China Land Ltd.	3,492,000	2,161,393
New World Department Store China Ltd.[b]	1,421,000	481,912
Nexteer Automotive Group Ltd.[b]	1,179,000	956,275
Nine Dragons Paper (Holdings) Ltd.[b]	2,257,000	1,926,672
North Mining Shares Co. Ltd.[a,b]	14,890,000	700,819
NVC Lighting Holdings Ltd.	1,831,000	415,546
Parkson Retail Group Ltd.[b]	2,028,000	557,014
PAX Global Technology Ltd.[a]	845,000	929,445
People’s Insurance Co. Group of China Ltd. Class H	9,033,000	4,379,636
PetroChina Co. Ltd. Class H	28,454,000	30,857,271
Phoenix Satellite Television Holdings Ltd.[b]	2,202,000	817,764
PICC Property and Casualty Co. Ltd. Class H	4,920,000	9,909,787
Ping An Insurance (Group) Co. of China Ltd. Class H	2,767,500	23,214,168
Poly Property Group Co. Ltd.	2,902,000	1,219,925
Ports Design Ltd.[b]	1,867,500	626,112
Real Nutriceutical Group Ltd.	2,318,000	696,446
Renhe Commercial Holdings Co. Ltd.[a,b]	18,440,000	856,015
REXLot Holdings Ltd.[b]	15,375,000	1,328,337
Road King Infrastructure Ltd.[b]	768,000	680,356
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	2,312,000	596,260
Semiconductor Manufacturing International Corp.[a,b]	33,725,000	3,479,046
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class Hb	142,000	300,297
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,696,000	2,388,333
Shanghai Electric Group Co. Ltd. Class H	4,164,000	2,496,789
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	570,000	2,043,327
Shanghai Industrial Holdings Ltd.	679,000	2,092,598
Shanghai Industrial Urban Development Group Ltd.[a,b]	3,268,000	619,466
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	1,996,000	743,835
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	381,300	796,154

3

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Shanghai Pharmaceuticals Holding Co. Ltd. Class H	989,100	$2,357,004
Shenzhen Expressway Co. Ltd. Class H	1,558,000	1,074,829
Shenzhen International Holdings Ltd.	1,471,750	2,209,048
Shenzhen Investment Ltd.[b]	3,172,000	940,761
Shenzhou International Group Holdings Ltd.[b]	776,000	2,581,663
Shimao Property Holdings Ltd.	1,897,000	4,540,080
Shougang Concord International Enterprises Co. Ltd.[a,b]	20,416,000	934,582
Shui On Land Ltd.	5,087,166	1,266,052
Shunfeng International Clean Energy Ltd.	1,348,000	1,162,878
Sihuan Pharmaceutical Holdings Group Ltd.[b]	5,915,000	4,423,856
Sino Biopharmaceutical Ltd.	4,920,000	4,866,073
Sino Oil And Gas Holdings Ltd.[a,b]	21,505,000	543,518
Sino-Ocean Land Holdings Ltd.	4,512,000	2,705,455
Sinofert Holdings Ltd.[a,b]	4,298,000	748,201
Sinopec Engineering Group Co. Ltd.	1,673,500	1,467,415
Sinopec Kantons Holdings Ltd.[b]	1,492,000	1,215,917
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,069,000	1,575,279
Sinopharm Group Co. Ltd. Class Hb	1,391,600	5,185,975
Sinotrans Ltd. Class H	2,625,000	1,980,174
Sinotrans Shipping Ltd.[a,b]	2,591,000	694,943
Skyworth Digital Holdings Ltd.	2,672,000	1,491,910
SOHO China Ltd.	2,400,000	1,816,634
Sound Global Ltd.[a]	783,000	878,414
Sun Art Retail Group Ltd.[b]	3,221,500	3,659,757
Sunac China Holdings Ltd.[b]	2,155,000	2,003,553
Sunny Optical Technology Group Co Ltd.[b]	968,000	1,710,071
Superb Summit International Group Ltd.[a,b]	6,035,000	1,136,183
TCC International Holdings Ltd.[b]	1,712,000	686,566
TCL Communication Technology Holdings Ltd.[b]	871,000	846,852
TCL Multimedia Technology Holdings Ltd.[a]	1,198,000	457,264
Tech Pro Technology Development Ltd.[a,b]	2,468,000	1,673,975
Tencent Holdings Ltd.	6,917,000	110,600,645
Tiangong International Co. Ltd.[b]	2,884,000	617,336
Tianjin Development Holdings Ltd.	828,000	649,161
Tianjin Port Development Holdings Ltd.[b]	3,540,000	794,275
Tianneng Power International Ltd.[b]	1,510,000	488,730
Tibet 5100 Water Resources Holdings Ltd.[b]	2,179,000	927,234
Tingyi Cayman Islands Holding Corp.	2,652,000	6,305,981
Tong Ren Tang Technologies Co. Ltd. Class H	1,230,000	1,693,926
Tongda Group Holdings Ltd.	4,430,000	576,957
Towngas China Co. Ltd.[b]	1,353,000	1,371,319
Travelsky Technology Ltd. Class H	1,392,000	1,561,625
Tsingtao Brewery Co. Ltd. Class H	486,000	3,412,340
Uni-President China Holdings Ltd.	1,877,200	1,653,292
V1 Group Ltd.[a,b]	5,388,000	521,083
Vinda International Holdings Ltd.	476,000	726,736
Wanda Hotel Development Co. Ltd.[a,b]	1,873,000	483,043
Want Want China Holdings Ltd.[b]	8,030,000	10,540,993
Wasion Group Holdings Ltd.	920,000	982,282
Weichai Power Co. Ltd. Class H	667,000	2,528,665
Weiqiao Textile Co. Ltd. Class H	1,055,000	629,871
Welling Holding Ltd.[b]	1,980,000	423,830
West China Cement Ltd.	6,156,000	627,110
Wisdom Holdings Group[b]	1,073,000	842,627
Wumart Stores Inc. Class H	272,000	255,340
Xingda International Holdings Ltd.[b]	1,801,000	650,264
Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,020,000	820,735
Xinyi Solar Holdings Ltd.	3,234,000	929,957
XTEP International Holdings Ltd.[b]	1,380,500	605,248
Yanchang Petroleum International Ltd.[a]	10,530,000	482,031
Yanzhou Coal Mining Co. Ltd. Class Hb	2,574,000	2,193,957
Yashili International Holdings Ltd.[b]	1,497,000	453,636
Yingde Gases Group Co. Ltd.	1,696,000	1,279,381

Security	Shares	Value

Yuanda China Holdings Ltd.	5,906,000	$369,363
YuanShengTai Dairy Farm Ltd.[a,b]	4,584,000	514,259
Yuexiu Property Co. Ltd.[b]	9,526,880	1,904,147
Yuexiu Real Estate Investment Trust[b]	1,950,000	993,230
Yuexiu Transport Infrastructure Ltd.[b]	1,504,000	971,636
Yuzhou Properties Co. Ltd.[b]	2,617,400	614,271
Zhejiang Expressway Co. Ltd. Class H	2,460,000	2,753,424
Zhongsheng Group Holdings Ltd.	958,000	974,677
Zhuzhou CSR Times Electric Co. Ltd. Class H	715,000	3,074,823
Zijin Mining Group Co. Ltd. Class H	8,264,000	2,205,865
ZTE Corp. Class H	847,200	2,027,599

		1,249,430,524
COLOMBIA — 0.47%
Almacenes Exito SA	261,757	3,160,902
Cementos Argos SA	557,608	2,405,907
Cemex Latam Holdings SAa	238,671	1,824,264
Corporacion Financiera Colombiana SA NVS	104,260	1,876,732
Ecopetrol SA	6,511,711	6,744,225
Grupo Argos SA/Colombia	363,621	3,315,438
Grupo de Inversiones Suramericana SA	316,830	5,814,867
Interconexion Electrica SA ESP	508,009	1,884,025
Isagen SA ESP	1,121,439	1,468,337

		28,494,697
CZECH REPUBLIC — 0.21%
CEZ AS	213,816	5,970,359
Komercni Banka AS	21,179	4,717,654
O2 Czech Republic AS	104,393	1,198,474
Pegas Nonwovens SA	19,583	572,432
Philip Morris CR AS	770	358,077

		12,816,996
EGYPT — 0.35%
Citadel Capital SAE[a]	1,364,817	713,899
Commercial International Bank (Egypt) SAE	1,197,727	8,300,274
EFG-Hermes Holding Co. SAE[a]	537,686	1,433,318
Egyptian Kuwaiti Holding Co. SAE[a]	1,063,009	882,298
ezzsteel[a]	409,419	974,010
Global Telecom Holding SAE[a]	2,935,950	1,749,239
Global Telecom Holding SAE SP GDR[a]	206,882	603,061
Juhayna Food Industries[a]	243,748	290,109
Orascom Telecom Media And Technology Holding SAE SP GDR[a]	50,000	41,500
Palm Hills Developments SAE[a]	1,806,060	1,086,154
Pioneers Holding For Financial Investments SAE[a]	426,854	742,064
Six of October Development & Investment Co.[a]	430,386	923,367
South Valley Cement Co.	551,183	627,496
Talaat Moustafa Group Holding Co. SAE	1,646,062	2,355,118
Telecom Egypt Co.	370,486	747,185

		21,469,092
GREECE — 0.57%
Alpha Bank AEa	5,169,137	3,363,822
Athens Water Supply & Sewage Co. SA	48,053	413,346
Ellaktor SAa	187,710	549,920
Eurobank Ergasias SAa	10,901,482	3,383,992
FF Group[a]	44,886	1,657,450
Frigoglass SAIC[a]	63,414	160,482
Hellenic Exchanges — Athens Stock Exchange SA Holding	97,280	693,688

4

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Hellenic Telecommunications Organization SAa	328,793	$4,037,413
Intralot SAa	259,880	382,296
Jumbo SA	140,052	1,780,877
Marfin Investment Group Holdings SAa	1,175,998	325,465
Metka SA	50,422	565,727
Motor Oil (Hellas) Corinth Refineries SA	82,906	691,443
Mytilineos Holdings SAa	113,328	846,269
National Bank of Greece SAa	2,136,927	5,114,878
OPAP SA	300,985	3,782,246
Piraeus Bank SAa	2,897,942	4,407,516
Piraeus Port Authority SA	13,844	236,788
Public Power Corp. SAa	148,350	1,146,631
Titan Cement Co. SA	60,840	1,445,628

		34,985,877
HUNGARY — 0.18%
Magyar Telekom Telecommunications PLC[a]	676,858	933,751
MOL Hungarian Oil and Gas PLC	51,867	2,511,723
OTP Bank PLC	299,811	4,838,758
Richter Gedeon Nyrt	192,197	2,999,478

		11,283,710
INDIA — 7.47%
Adani Ports & Special Economic Zone Ltd.	705,814	3,301,306
ACC Ltd.	34,385	817,499
Adani Enterprises Ltd.	189,357	1,400,458
Aditya Birla Nuvo Ltd.	62,122	1,796,888
AIA Engineering Ltd.	25,049	487,922
Amara Raja Batteries Ltd.	82,452	993,131
Ambuja Cements Ltd.	928,857	3,441,209
Apollo Hospitals Enterprise Ltd.	111,479	2,094,756
Apollo Tyres Ltd.	203,111	747,572
Arvind Ltd.	217,807	985,581
Ashok Leyland Ltd.[a]	1,816,873	1,534,190
Asian Paints Ltd.	400,852	4,810,482
Aurobindo Pharma Ltd.	188,025	3,305,247
Bajaj Auto Ltd.	113,108	4,813,401
Bajaj Finance Ltd.	25,758	1,283,376
Balkrishna Industries Ltd.	63,632	645,292
Balrampur Chini Mills Ltd.[a]	573,151	552,323
Bayer CropScience Ltd.	17,027	788,282
Berger Paints India Ltd.	159,345	1,010,944
Bharat Forge Ltd.	131,844	2,050,269
Bharat Heavy Electricals Ltd.	809,869	3,703,824
Bharat Petroleum Corp. Ltd.	249,807	3,004,085
Bharti Airtel Ltd.	813,805	5,013,579
Biocon Ltd.	84,350	620,442
Britannia Industries Ltd.	37,906	1,006,642
Cairn India Ltd.	560,848	2,353,926
Century Textiles & Industries Ltd.	67,006	584,919
CESC Ltd.	94,631	1,082,565
Cipla Ltd.	482,686	4,940,424
Coal India Ltd.	686,831	3,929,176
Dabur India Ltd.	720,737	2,797,930
DCB Bank Ltd.[a]	751,053	1,278,079
Dewan Housing Finance Corp. Ltd.	113,377	738,855
Divi’s Laboratories Ltd.	60,164	1,675,149
DLF Ltd.	611,758	1,469,875
Dr. Reddy’s Laboratories Ltd.	159,808	9,287,045
Federal Bank Ltd.	837,539	2,048,802
Finolex Cables Ltd.	114,974	487,743

Security	Shares	Value

GAIL (India) Ltd.	435,582	$3,426,817
Gateway Distriparks Ltd.	202,707	1,004,634
GlaxoSmithKline Consumer Healthcare Ltd.	14,665	1,337,657
GMR Infrastructure Ltd.	2,094,403	654,765
Godrej Consumer Products Ltd.	166,377	2,558,862
Godrej Industries Ltd.	134,404	619,876
Gruh Finance Ltd.	228,444	950,147
Gujarat Pipavav Port Ltd.[a]	383,828	1,012,532
Havells India Ltd.	383,094	1,972,112
HCL Technologies Ltd.	337,252	9,034,419
Hero Motocorp Ltd.	57,697	2,926,364
Hexaware Technologies Ltd.	226,824	800,125
Hindalco Industries Ltd.	1,549,678	4,346,490
Hindustan Unilever Ltd.	1,020,404	12,926,268
Housing Development & Infrastructure Ltd.[a]	445,764	600,171
Housing Development Finance Corp. Ltd.	2,009,664	37,587,890
ICICI Bank Ltd.	301,059	8,511,448
Idea Cellular Ltd.	1,475,886	3,774,444
IFCI Ltd.	955,244	614,971
Indiabulls Housing Finance Ltd.	247,664	1,798,961
Indiabulls Real Estate Ltd.	357,146	471,360
Indian Hotels Co. Ltd.[a]	543,357	974,987
Infosys Ltd.	621,438	43,660,889
IRB Infrastructure Developers Ltd.	196,226	861,522
ITC Ltd.	2,999,167	17,551,325
Jain Irrigation Systems Ltd.	521,543	708,922
Jaiprakash Associates Ltd.[a]	1,611,156	749,043
Jammu & Kashmir Bank Ltd. (The)	372,059	829,496
Jindal Steel & Power Ltd.	496,188	1,125,029
JSW Steel Ltd.	122,646	2,373,468
Jubilant Foodworks Ltd.[a]	22,000	506,828
Just Dial Ltd.	34,168	881,937
Kailash Auto Finance Ltd.[a]	644,009	140,622
Kajaria Ceramics Ltd.	34,139	328,324
Karur Vysya Bank Ltd. (The)	111,650	965,276
Kaveri Seed Co. Ltd.	35,436	491,467
KPIT Technologies Ltd.	162,521	441,953
Larsen & Toubro Ltd.	431,772	11,406,421
LIC Housing Finance Ltd.	418,311	2,847,386
Mahindra & Mahindra Financial Services Ltd.	398,168	1,991,321
Mahindra & Mahindra Ltd.	460,768	9,829,049
MAX India Ltd.	207,042	1,219,131
MindTree Ltd.	76,460	1,477,882
Motherson Sumi Systems Ltd.	289,578	1,997,717
Mphasis Ltd.	114,038	742,795
MRF Ltd.	1,724	931,905
NCC Ltd./India	490,351	530,611
Nestle India Ltd.	32,124	3,211,649
NIIT Technologies Ltd.	77,052	472,519
NTPC Ltd.	2,211,677	5,085,913
Oil & Natural Gas Corp. Ltd.	1,031,764	6,308,134
Oil India Ltd.	157,058	1,498,575
Page Industries Ltd.	8,840	1,355,823
Piramal Enterprises Ltd.	102,536	1,337,818
Power Finance Corp. Ltd.	375,187	1,872,459
Prestige Estates Projects Ltd.	167,782	694,056
PTC India Ltd.	458,240	723,673
Rallis India Ltd.	148,322	513,528
Ramco Cements Ltd. (The)	110,100	602,796
Ranbaxy Laboratories Ltd.[a]	180,372	1,779,885
Raymond Ltd.	87,815	690,930
Redington India Ltd.	381,649	737,406
Reliance Capital Ltd.	145,963	1,236,058

5

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Reliance Communications Ltd.[a]	1,153,930	$1,914,384
Reliance Industries Ltd.	1,741,720	27,831,594
Reliance Infrastructure Ltd.	148,159	1,455,446
Rural Electrification Corp. Ltd.	419,061	2,277,806
Sesa Sterlite Ltd.	1,608,863	5,998,074
Shree Renuka Sugars Ltd.[a]	1,492,214	406,388
Shriram Transport Finance Co. Ltd.	208,733	3,632,435
Siemens Ltd.	107,651	1,572,914
SKS Microfinance Ltd.[a]	149,384	857,354
Sobha Ltd.	78,975	635,313
State Bank of India	2,065,176	10,696,117
Sun Pharma Advanced Research Co. Ltd.[a]	139,575	410,594
Sun Pharmaceuticals Industries Ltd.	986,852	13,353,632
Sundaram Finance Ltd.	54,079	1,133,127
Supreme Industries Ltd.	69,549	691,343
Suzlon Energy Ltd.[a]	1,815,071	410,954
Tata Consultancy Services Ltd.	636,357	27,103,240
Tata Global Beverages Ltd.	451,111	1,172,576
Tata Motors Ltd.	1,024,641	8,809,056
Tata Power Co. Ltd.	1,555,662	2,331,425
Tata Steel Ltd.	423,085	3,227,255
Tech Mahindra Ltd.	79,453	3,380,226
Thermax Ltd.	61,556	1,063,975
Torrent Pharmaceuticals Ltd.	69,877	1,157,072
TTK Prestige Ltd.	5,225	320,240
Tube Investments of India Ltd.	40,000	213,391
TV18 Broadcast Ltd.[a]	953,044	459,206
TVS Motor Co. Ltd.	191,235	706,326
Ultratech Cement Ltd.	50,827	2,034,759
Unitech Ltd.[a]	1,973,395	620,114
United Breweries Ltd.	95,183	1,202,231
United Spirits Ltd.[a]	72,607	3,200,710
VA Tech Wabag Ltd.	13,564	359,291
Vijaya Bank	756,557	622,997
Voltas Ltd.	184,270	803,388
Wipro Ltd.	840,351	7,932,924
Wockhardt Ltd.	34,193	465,191
Zee Entertainment Enterprises Ltd.	698,580	4,299,777

		458,262,874
INDONESIA — 2.75%
PT ACE Hardware Indonesia Tbk	12,104,500	798,437
PT Adaro Energy Tbk	18,535,500	1,640,310
PT Alam Sutera Realty Tbk	17,702,900	812,326
PT Aneka Tambang (Persero) Tbk	5,410,600	434,480
PT Arwana Citramulia Tbk	9,587,400	718,819
PT Astra Agro Lestari Tbk	527,000	1,036,382
PT Astra International Tbk	26,329,600	15,371,878
PT Bank Bukopin Tbk	9,555,900	602,921
PT Bank Central Asia Tbk	16,861,300	18,099,232
PT Bank Danamon Indonesia Tbk	4,351,200	1,497,463
PT Bank Mandiri (Persero) Tbk	12,290,500	10,599,600
PT Bank Negara Indonesia (Persero) Tbk	10,620,700	5,243,340
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	5,107,400	334,802
PT Bank Rakyat Indonesia (Persero) Tbk	14,873,900	14,046,353
PT Bank Tabungan Negara (Persero) Tbk	7,431,376	688,090
PT Benakat Integra Tbk[a]	42,491,800	557,087
PT Bukit Asam (Persero) Tbk	1,201,200	1,294,312
PT Bumi Serpong Damai Tbk	10,851,400	1,573,826
PT Charoen Pokphand Indonesia Tbk	10,175,800	3,426,953
PT Ciputra Development Tbk	15,360,700	1,648,846
PT Ciputra Property Tbk	7,249,000	493,008

Security	Shares	Value

PT Energi Mega Persada Tbk[a]	62,370,300	$521,286
PT Gajah Tunggal Tbk	3,083,200	329,693
PT Global Mediacom Tbk	8,986,300	1,181,827
PT Gudang Garam Tbk	677,400	3,395,603
PT Hanson International Tbk[a]	12,092,500	683,696
PT Indo Tambangraya Megah Tbk	516,700	805,491
PT Indocement Tunggal Prakarsa Tbk	2,010,600	4,065,188
PT Indofood CBP Sukses Makmur Tbk	1,729,000	1,593,842
PT Indofood Sukses Makmur Tbk	6,006,500	3,297,570
PT Japfa Comfeed Indonesia Tbk	7,663,700	719,021
PT Jasa Marga (Persero) Tbk	2,952,600	1,633,075
PT Kalbe Farma Tbk	29,683,700	4,256,512
PT Kawasan Industri Jababeka Tbk	32,755,923	845,470
PT Krakatau Steel (Persero) Tbk[a]	3,722,100	139,685
PT Lippo Cikarang Tbk[a]	789,600	656,706
PT Lippo Karawaci Tbk	26,484,800	2,528,252
PT Matahari Department Store Tbk	2,757,600	3,389,381
PT Medco Energi Internasional Tbk	2,416,800	740,645
PT Media Nusantara Citra Tbk	7,228,200	1,424,436
PT Mitra Adiperkasa Tbk	1,281,300	587,945
PT MNC Investama Tbk[a]	42,574,900	1,064,024
PT MNC Sky Vision Tbk	2,238,600	330,177
PT Modernland Realty Tbk	18,014,000	774,939
PT Multipolar Tbk	10,846,003	817,627
PT Pakuwon Jati Tbk	32,793,900	1,383,879
PT Panin Financial Tbk[a]	26,065,500	649,288
PT Pembangunan Perumahan (Persero) Tbk	3,662,200	918,251
PT Perusahaan Gas Negara (Persero) Tbk	14,750,800	7,191,680
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,639,300	754,590
PT Ramayana Lestari Sentosa Tbk	5,978,300	409,036
PT Salim Ivomas Pratama Tbk	6,516,300	400,461
PT Semen Gresik (Persero) Tbk	4,054,700	5,315,896
PT Sigmagold Inti Perkasa Tbk[a]	16,896,600	646,568
PT Sugih Energy Tbk[a]	27,204,100	947,373
PT Summarecon Agung Tbk	14,816,600	1,772,553
PT Surya Citra Media Tbk	6,515,300	1,713,710
PT Telekomunikasi Indonesia (Persero) Tbk	68,342,700	15,820,069
PT Timah (Persero) Tbk	5,158,552	517,800
PT Tower Bersama Infrastructure Tbk	2,746,100	2,120,779
PT Trada Maritime Tbk[a]	5,972,800	122,353
PT Unilever Indonesia Tbk	2,054,800	5,354,199
PT United Tractors Tbk	2,285,800	3,432,259
PT Wijaya Karya (Persero) Tbk	3,678,300	905,711
PT XL Axiata Tbk	4,292,200	1,793,692

		168,870,703
MALAYSIA — 3.76%
AEON Credit Service (M) Bhd	129,900	542,258
AirAsia Bhd[b]	1,866,200	1,423,443
Alliance Financial Group Bhd	1,643,500	2,366,251
AMMB Holdings Bhd	2,713,900	5,343,555
Astro Malaysia Holdings Bhd	2,402,200	2,393,323
Axiata Group Bhd	3,467,700	7,237,831
Berjaya Corp. Bhd	4,587,800	630,695
Berjaya Sports Toto Bhd	900,545	926,503
British American Tobacco Malaysia Bhd	190,800	3,982,404
Bumi Armada Bhd[a,b]	2,793,100	949,613
Bursa Malaysia Bhd	562,300	1,329,904
Cahya Mata Sarawak Bhd[b]	737,700	1,009,771
CapitaMalls Malaysia Trust Bhd	1,925,800	797,079
Carlsberg Brewery Malaysia Bhd	280,800	996,186
CIMB Group Holdings Bhd	6,638,700	11,442,312

6

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Dialog Group Bhd[b]	5,447,796	$2,399,768
DiGi.Com Bhd	4,256,800	7,928,408
DRB-Hicom Bhd[b]	1,326,500	709,820
Eastern & Oriental Bhd[b]	1,057,100	796,927
Felda Global Ventures Holdings Bhd[b]	1,864,100	1,818,634
Gamuda Bhd	2,323,600	3,633,952
Genting Bhd	2,756,100	7,471,822
Genting Malaysia Bhd	4,073,200	5,081,716
Genting Plantations Bhd	368,400	1,165,375
Hartalega Holdings Bhd	548,500	1,102,676
Hong Leong Bank Bhd	806,300	3,408,748
Hong Leong Financial Group Bhd	372,500	1,949,224
IHH Healthcare Bhd	3,605,900	5,244,945
IJM Corp. Bhd	1,562,600	3,132,129
IJM Land Bhd	949,600	948,898
IOI Corp. Bhd[b]	4,018,600	5,726,431
IOI Properties Group Bhd[b]	2,040,949	1,484,327
KPJ Healthcare Bhd[b]	938,350	1,054,170
Kuala Lumpur Kepong Bhd[b]	675,700	4,494,678
Lafarge Malaysia Bhd	625,700	1,875,713
Magnum Bhd	976,000	842,548
Mah Sing Group Bhd[b]	1,473,060	1,014,702
Malayan Banking Bhd	5,999,500	16,779,089
Malaysia Airports Holdings Bhd	1,027,600	2,114,441
Malaysia Building Society Bhd	1,410,600	1,071,764
Malaysian Airline System Bhd[a]	6,594,200	516,619
Malaysian Resources Corp. Bhd	2,428,100	1,048,049
Maxis Bhd	2,451,300	5,022,176
Media Chinese International Ltd.	1,271,100	323,177
Media Prima Bhd	1,795,300	1,024,369
MISC Bhd	1,571,900	3,397,070
OSK Holdings Bhd	1,062,300	700,349
Parkson Holdings Bhd[a]	784,989	550,014
Pavilion Real Estate Investment Trust Bhd	1,371,300	595,953
Petronas Chemicals Group Bhd	3,698,300	6,155,633
Petronas Dagangan Bhd[b]	347,000	1,649,596
Petronas Gas Bhd	948,100	6,368,317
POS Malaysia Bhd[b]	619,500	897,428
PPB Group Bhd	648,200	2,974,150
Public Bank Bhd	3,694,160	20,291,942
QL Resources Bhd	995,550	1,009,530
RHB Capital Bhd	793,700	1,919,428
Sapurakencana Petroleum Bhd[b]	5,198,400	4,303,184
Sarawak Oil Palms Bhd	260,000	468,884
Sime Darby Bhd[b]	4,020,100	11,504,676
Sunway Bhd	1,009,100	1,011,337
Sunway Real Estate Investment Trust Bhd	2,429,900	1,084,745
Supermax Corp. Bhd[b]	1,094,900	679,761
Ta Ann Holdings Bhd	638,200	733,954
TA Enterprise Bhd	2,395,600	580,752
Telekom Malaysia Bhd	1,548,900	3,242,043
Tenaga Nasional Bhd	3,830,000	16,146,578
TIME dotCom Bhd[a,b]	630,000	921,951
Top Glove Corp. Bhd[b]	784,700	1,069,465
TSH Resources Bhd	1,305,300	868,271
UEM Sunrise Bhd[b]	2,356,800	1,254,173
UMW Holdings Bhd	780,800	2,603,821
UOA Development Bhd	869,200	544,776
WCT Holdings Bhd	1,528,684	845,126
YTL Corp. Bhd	5,942,800	2,775,942
YTL Power International Bhd	2,217,535	1,003,054

		230,708,326

Security	Shares	Value

MEXICO — 4.78%
Alfa SAB de CV Series A	3,861,200	$10,275,421
Alsea SAB de CVa,b	685,000	2,119,103
America Movil SAB de CV Series L	44,853,100	52,921,156
Arca Continental SAB de CV	540,300	3,475,863
Axtel SAB de CV CPO[a,b]	2,004,800	550,969
Banregio Grupo Financiero SAB de CV	299,900	1,554,546
Bolsa Mexicana de Valores SAB de CV	639,500	1,319,050
Cemex SAB de CV CPO[a]	15,952,191	19,820,093
Coca-Cola FEMSA SAB de CV Series L	534,000	5,300,910
Compartamos SAB de CVb	1,501,700	3,207,646
Concentradora Fibra Hotelera Mexicana SAB de CV	727,200	1,206,964
Consorcio ARA SAB de CVa	1,296,600	593,275
Controladora Comercial Mexicana SAB de CV BC Units	570,600	2,097,711
Controladora Vuela Cia de Aviacion SAB de CVa	702,200	588,545
Corporacion Inmobiliaria Vesta SAB de CV	602,700	1,224,067
El Puerto de Liverpool SAB de CV Series C1	242,500	2,637,540
Empresas ICA SAB de CVa,b	853,900	1,258,143
Fibra Uno Administracion SAB de CV	3,075,700	10,351,355
Fomento Economico Mexicano SAB de CV BD Units	2,554,900	24,402,491
Genomma Lab Internacional SAB de CV Series Ba,b	1,091,100	2,369,064
Gruma SAB de CV Series B	249,500	2,752,088
Grupo Aeromexico SAB de CVa,b	747,000	1,154,378
Grupo Aeroportuario del Centro Norte SAB de CV	360,700	1,649,129
Grupo Aeroportuario del Pacifico SAB de CV Series B	451,500	3,081,624
Grupo Aeroportuario del Sureste SAB de CV Series B	280,400	3,740,482
Grupo Bimbo SAB de CV Series A	2,219,000	6,243,644
Grupo Carso SAB de CV Series A1	787,600	4,431,605
Grupo Comercial Chedraui SAB de CV	472,400	1,556,229
Grupo Famsa SAB de CV Series Aa	593,500	548,677
Grupo Financiero Banorte SAB de CV Series O	3,310,000	18,764,942
Grupo Financiero Inbursa SAB de CV Series O	3,201,600	8,644,476
Grupo Financiero Santander Mexico SAB de CV Series B	2,364,600	5,348,515
Grupo Herdez SAB de CVb	368,300	953,358
Grupo Lala SAB de CV	827,900	1,700,501
Grupo Mexico SAB de CV Series B	5,054,900	16,568,733
Grupo Simec SAB de CV Series Ba,b	182,800	672,558
Grupo Televisa SAB de CV CPO	3,477,100	25,338,259
Industrias CH SAB de CV Series Ba,b	221,400	1,143,655
Industrias Penoles SAB de CV	188,535	4,124,379
Kimberly-Clark de Mexico SAB de CV Series A	2,034,300	4,608,724
Macquarie Mexico Real Estate Management SA de CV	1,114,800	1,967,377
Mexichem SAB de CV	1,282,100	4,677,443
Minera Frisco SAB de CV Series A1[a,b]	875,700	1,483,047
OHL Mexico SAB de CVa	941,400	2,161,873
PLA Administradora Industrial S. de RL de CVa	845,300	1,820,772
Promotora y Operadora Infraestructura SAB de CVa	370,500	4,587,352
Qualitas Controladora SAB de CV	348,700	827,111
TV Azteca SAB de CV CPO[b]	1,538,700	759,401
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	—
Wal-Mart de Mexico SAB de CV Series V	6,999,300	14,980,786

		293,565,030
PERU — 0.41%
Cia. de Minas Buenaventura SAA SP ADR	276,763	2,560,058
Credicorp Ltd.	94,572	15,666,797
Southern Copper Corp.	236,461	7,082,007

		25,308,862

7

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

PHILIPPINES — 1.27%
Aboitiz Equity Ventures Inc.	2,512,990	$2,938,024
Aboitiz Power Corp.	1,838,300	1,727,564
Alliance Global Group Inc.	2,870,800	1,585,477
Atlas Consolidated Mining & Development Corp.	1,644,000	416,629
Ayala Corp.	282,400	4,364,449
Ayala Land Inc.	9,713,800	7,354,842
Bank of the Philippine Islands	1,078,915	2,282,528
BDO Unibank Inc.	2,220,710	5,400,324
Belle Corp.	6,707,200	746,821
Cebu Air Inc.	385,770	665,787
Cosco Capital Inc.	2,983,600	554,795
DMCI Holdings Inc.	5,712,000	2,073,390
East West Banking Corp.[a]	733,200	417,992
Energy Development Corp.	13,414,400	2,398,789
Filinvest Land Inc.	15,299,000	551,929
First Gen Corp.	1,904,000	1,134,217
First Philippine Holdings Corp.	344,580	698,292
Globe Telecom Inc.	42,900	1,671,863
International Container Terminal Services Inc.	645,320	1,667,011
JG Summit Holdings Inc.	3,369,953	4,626,603
Jollibee Foods Corp.	582,360	2,684,523
Lopez Holdings Corp.	3,735,800	573,203
Manila Water Co. Inc.	1,719,700	1,095,277
Megaworld Corp.	16,773,000	1,875,080
Melco Crown Philippines Resorts Corp.[a]	2,233,400	719,184
Metro Pacific Investments Corp.	15,224,000	1,705,305
Metropolitan Bank & Trust Co.	344,330	636,441
Nickel Asia Corp.	1,106,175	1,054,321
Philippine Long Distance Telephone Co.	127,945	8,519,219
Philippine National Bank[a]	328,176	594,159
Rizal Commercial Banking Corp.	606,450	686,738
Security Bank Corp.	411,700	1,448,583
SM Investments Corp.	208,825	3,741,225
SM Prime Holdings Inc.	8,886,296	3,387,894
Universal Robina Corp.	1,223,350	5,315,123
Vista Land & Lifescapes Inc.	6,032,900	846,393

		78,159,994
POLAND — 1.60%
Alior Bank SAa	70,733	1,666,068
Asseco Poland SA	100,875	1,618,114
Bank Handlowy w Warszawie SA	47,573	1,529,054
Bank Millennium SA	635,650	1,459,326
Bank Pekao SA	177,057	9,758,341
Bank Zachodni WBK SA	40,693	4,748,194
Budimex SA	20,032	791,975
CCC SA	22,334	968,887
Ciech SA	60,404	801,437
Cyfrowy Polsat SA	278,510	2,051,073
ENEA SA	292,528	1,561,219
Energa SA	286,670	2,006,891
Eurocash SA	116,806	1,295,542
Getin Holding SAa	663,799	469,060
Getin Noble Bank SAa	1,777,237	1,181,663
Globe Trade Centre SAa,b	383,597	703,386
Grupa Azoty SA	70,470	1,313,190
Grupa Lotos SAa,b	90,702	730,170
Kernel Holding SAa	77,608	674,510
KGHM Polska Miedz SA	188,244	6,897,893
LPP SA	1,252	3,299,894

Security	Shares	Value

Lubelski Wegiel Bogdanka SA	47,607	$1,551,438
mBank SA	20,385	3,063,266
Netia SA	502,375	844,793
Orange Polska SA	891,231	2,521,738
PGE SA	1,131,650	6,532,221
Polski Koncern Naftowy Orlen SA	429,261	5,781,159
Polskie Gornictwo Naftowe i Gazownictwo SA	2,330,270	3,376,649
Powszechna Kasa Oszczednosci Bank Polski SA	1,173,238	13,135,284
Powszechny Zaklad Ubezpieczen SA	75,145	10,754,364
Rovese SAa	687,815	291,208
Synthos SA	727,177	901,938
Tauron Polska Energia SA	1,369,529	2,115,166
TVN SAa	250,841	1,185,417
Warsaw Stock Exchange SAb	56,686	811,261

		98,391,789
QATAR — 0.86%
Al Khalij Commercial Bank	131,358	793,693
Barwa Real Estate Co.	132,036	1,751,511
Commercial Bank of Qatar QSC (The)	67,838	1,360,095
Doha Bank QSC	37,757	613,893
Gulf International Services OSC	71,387	2,137,071
Industries Qatar QSC	194,856	10,221,638
Masraf Al Rayan QSC	506,270	6,708,924
Mazaya Qatar Real Estate Development Q.S.C	86,794	522,044
Medicare Group	11,045	383,733
Meera Consumer Goods Co.	11,686	680,417
Ooredoo QSC	102,678	3,296,593
Qatar Electricity & Water Co. QSC	35,008	1,826,814
Qatar Industrial Manufacturing Co.[a]	41,176	533,211
Qatar Insurance Co. SAQ	16,578	412,965
Qatar Islamic Bank SAQ	84,304	2,445,037
Qatar National Bank SAQ	221,821	13,951,198
Qatar National Cement Co.	16,830	644,348
Qatari Investors Group QSC	47,746	590,096
Salam International Investment Co.	137,892	643,815
United Development Co. PSC	108,075	768,773
Vodafone Qatar QSC	483,128	2,348,599

		52,634,468
RUSSIA — 3.34%
Aeroflot — Russian Airlines OJSC	878,456	739,556
Alrosa AO	2,739,300	2,621,777
Gazprom OAO	15,832,920	45,912,188
Inter RAO JSC[a]	4,107,700,000	738,801
LSR Group OJSC SP GDR[c]	369,888	856,291
LUKOIL OAO	690,550	32,087,247
M Video OJSC	174,870	756,070
Magnit PJSC SP GDR[c]	346,782	20,061,339
Mechel OAO SP ADR[a]	355,959	273,305
MegaFon OAO SP GDR[c]	140,684	2,905,125
MMC Norilsk Nickel OJSC	76,437	13,647,340
Mobile TeleSystems OJSC SP ADR	700,652	8,561,968
Moscow Exchange MICEX-RTS OJSC	2,229,920	2,699,928
NovaTek OAO SP GDR[c]	125,157	11,827,337
Rosneft Oil Co. OJSC	1,356,660	6,410,011
Rostelecom OJSC	1,216,650	2,624,506
RusHydro OJSC	180,229,000	2,201,473
Sberbank of Russia	13,291,030	19,421,063
Severstal OAO	324,690	2,983,558
Sistema JSFC SP GDR[c]	112,000	645,120

8

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Surgutneftegas OJSC	10,315,500	$6,100,996
Tatneft OAO Class S	1,953,000	9,914,517
TMK OAO SP GDR[c]	118,299	597,410
Uralkali OJSC	1,852,400	4,994,899
VTB Bank OJSC	5,671,870,000	5,324,203

		204,906,028
SOUTH AFRICA — 7.73%
Acucap Properties Ltd.	174,877	827,644
Adcock Ingram Holdings Ltd.[a,b]	196,890	922,379
Adcorp Holdings Ltd.	302,783	959,345
Advtech Ltd.	798,797	650,810
Aeci Ltd.	163,677	1,963,265
African Oxygen Ltd.	302,759	467,575
African Rainbow Minerals Ltd.	139,781	1,690,304
Anglo American Platinum Ltd.[a]	71,707	2,418,038
AngloGold Ashanti Ltd.[a]	551,414	4,931,353
ArcelorMittal South Africa Ltd.[a]	267,258	659,284
Aspen Pharmacare Holdings Ltd.	432,561	15,663,278
Assore Ltd.	49,359	806,214
Astral Foods Ltd.	76,327	1,187,762
Attacq Ltd.[a]	626,016	1,283,598
Aveng Ltd.[a,b]	578,228	890,387
AVI Ltd.	406,029	2,823,255
Barclays Africa Group Ltd.	443,573	7,163,665
Barloworld Ltd.	290,219	2,747,051
Bidvest Group Ltd. (The)	423,239	11,227,242
Blue Label Telecoms Ltd.	750,019	647,054
Brait SEa	467,822	3,049,218
Capital Property Fund[a]	1,863,898	2,176,643
Cashbuild Ltd.[b]	55,984	770,341
City Lodge Hotels Ltd.	69,924	793,145
Clicks Group Ltd.	343,280	2,473,642
Clover Industries Ltd.	482,961	849,931
Coronation Fund Managers Ltd.	317,682	3,179,552
DataTec Ltd.	252,646	1,213,542
Discovery Ltd.	440,137	4,442,609
Emira Property Fund	699,054	1,056,191
EOH Holdings Ltd.	140,142	1,458,953
Exxaro Resources Ltd.[b]	180,068	1,815,269
Famous Brands Ltd.	86,015	801,088
FirstRand Ltd.	4,144,845	18,648,332
Foschini Group Ltd. (The)	268,229	3,535,431
Fountainhead Property Trust	648,067	481,071
Gold Fields Ltd.	1,054,650	4,527,362
Grindrod Ltd.	584,169	1,213,658
Group Five Ltd.	246,608	597,628
Growthpoint Properties Ltd.	2,693,005	6,750,492
Hosken Consolidated Investments Ltd.	67,778	974,656
Hudaco Industries Ltd.	117,655	1,021,420
Hyprop Investments Ltd.	313,363	2,763,007
Illovo Sugar Ltd.	341,484	834,041
Impala Platinum Holdings Ltd.[a]	720,846	5,264,169
Imperial Holdings Ltd.	245,162	4,438,727
Investec Ltd.	317,668	2,961,719
JSE Ltd.	128,499	1,248,522
Kumba Iron Ore Ltd.	85,139	1,986,255
Lewis Group Ltd.	141,857	1,006,027
Liberty Holdings Ltd.	137,454	1,633,048
Life Healthcare Group Holdings Ltd.	1,283,559	4,856,992
Massmart Holdings Ltd.	146,315	1,855,809
Mediclinic International Ltd.	507,211	4,320,236

Security	Shares	Value

Metair Investments Ltd.[b]	232,998	$743,510
MMI Holdings Ltd.	1,326,125	3,787,557
Mondi Ltd.	155,780	2,651,214
Mpact Ltd.	304,025	999,059
Mr. Price Group Ltd.	325,845	6,966,738
MTN Group Ltd.	2,214,739	43,741,421
Murray & Roberts Holdings Ltd.	636,362	1,157,912
Nampak Ltd.	798,038	3,239,399
Naspers Ltd. Class N	527,902	68,527,620
Nedbank Group Ltd.	265,847	5,847,358
Netcare Ltd.	1,347,914	4,441,594
Northam Platinum Ltd.[a]	505,678	1,597,625
Omnia Holdings Ltd.	88,530	1,554,775
Pick n Pay Holdings Ltd.	388,035	834,276
Pick n Pay Stores Ltd.	328,422	1,630,738
PPC Ltd.	722,040	1,671,350
Rand Merchant Insurance Holdings Ltd.	939,110	3,587,602
Redefine Properties Ltd.	3,811,573	3,484,985
Remgro Ltd.	636,999	14,581,231
Resilient Property Income Fund Ltd.	322,009	2,562,604
Reunert Ltd.	247,929	1,371,785
RMB Holdings Ltd.	930,999	5,278,456
Royal Bafokeng Platinum Ltd.[a]	121,834	630,870
SA Corporate Real Estate Fund Nominees Pty Ltd.	2,335,194	970,311
Sanlam Ltd.	2,491,242	16,508,298
Sappi Ltd.[a]	747,070	2,793,101
Sasol Ltd.	736,144	30,784,567
Shoprite Holdings Ltd.	603,666	9,263,334
Sibanye Gold Ltd.	1,093,858	1,995,314
SPAR Group Ltd. (The)	210,894	3,008,053
Standard Bank Group Ltd.	1,602,056	19,752,865
Steinhoff International Holdings Ltd.	2,822,505	14,870,755
Sun International Ltd.	143,039	1,588,042
Super Group Ltd.[a]	429,598	1,275,591
Telkom SA SOC Ltd.[a]	361,243	2,246,957
Tiger Brands Ltd.	215,493	7,539,768
Tongaat Hulett Ltd.	147,982	2,319,432
Trencor Ltd.	232,639	1,432,078
Truworths International Ltd.	550,369	3,960,923
Tsogo Sun Holdings Ltd.	185,329	488,216
Vodacom Group Ltd.	482,048	5,802,555
Vukile Property Fund Ltd.	657,997	1,082,912
Wilson Bayly Holmes-Ovcon Ltd.	81,095	883,151
Woolworths Holdings Ltd.	1,239,255	8,946,778
Zeder Investments Ltd.	1,444,778	928,613

		474,259,522
SOUTH KOREA — 13.92%
Ahnlab Inc.	14,603	494,257
AmorePacific Corp.	4,458	10,059,118
AmorePacific Group	3,949	4,141,647
Asia Cement Co. Ltd.	5,018	455,173
Asiana Airlines Inc.[a]	173,593	777,130
ATLASBX Co. Ltd.[b]	18,053	611,842
Binggrae Co. Ltd.	9,477	705,675
Bioland Ltd.	22,983	452,213
BS Financial Group Inc.	259,573	3,678,231
Bukwang Pharmaceutical Co. Ltd.	45,558	738,089
Cell Biotech Co. Ltd.	12,629	628,059
Celltrion Inc.[a,b]	84,683	3,045,821
Chabiotech Co. Ltd.[a,b]	55,426	675,347
Cheil Worldwide Inc.[a]	108,725	1,830,156

9

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Chong Kun Dang Pharmaceutical Corp.	12,293	$766,683
CJ CGV Co. Ltd.	20,922	980,055
CJ CheilJedang Corp.	10,936	3,484,280
CJ Corp.	20,693	3,025,647
CJ E&M Corp.[a]	28,842	954,068
CJ Freshway Corp.[a,b]	14,888	567,731
CJ Hellovision Co. Ltd.	56,202	545,306
CJ O Shopping Co. Ltd.	4,392	1,011,633
Com2uS Corp.[a,b]	10,062	1,235,103
Cosmax Inc.[a]	11,056	1,017,837
Coway Co. Ltd.	72,891	5,684,176
Daeduck Electronics Co.	83,604	704,780
Daeduck GDS Co. Ltd.	34,621	356,225
Daekyo Co. Ltd.	70,914	461,474
Daelim Industrial Co. Ltd.	37,588	2,289,986
Daesang Corp.	32,743	1,117,095
Daewoo Engineering & Construction Co. Ltd.[a]	153,761	872,924
Daewoo International Corp.	63,889	1,972,114
Daewoo Securities Co. Ltd.[a]	254,587	2,504,624
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	145,765	2,539,162
Daewoong Pharmaceutical Co. Ltd.	8,828	530,660
Daishin Securities Co. Ltd.	80,226	695,130
Daou Technology Inc.	56,121	595,173
Daum Kakao Corp.[b]	32,628	4,320,166
DGB Financial Group Inc.[b]	180,993	1,911,294
Dong-A Socio Holdings Co. Ltd.	4,425	501,230
Dong-A ST Co. Ltd.	7,095	560,966
Dongbu Insurance Co. Ltd.	59,439	2,988,178
Dongkuk Steel Mill Co. Ltd.[b]	83,639	472,567
Dongsuh Companies Inc.	49,501	1,034,296
Dongwon Industries Co. Ltd.	2,094	591,563
Dongyang Mechatronics Corp.	78,119	533,038
Doosan Corp.	9,929	1,035,064
Doosan Engine Co. Ltd.[a]	70,995	429,962
Doosan Heavy Industries & Construction Co. Ltd.	78,443	1,847,883
Doosan Infracore Co. Ltd.[a]	188,465	1,777,570
Duksan Hi-Metal Co. Ltd.[a,b]	31,789	361,516
DuzonBIzon Co. Ltd.	68,860	509,637
E-Mart Co. Ltd.	27,675	5,495,284
E1 Corp.	6,856	445,536
EO Technics Co. Ltd.[b]	13,185	1,278,098
Fila Korea Ltd.	14,672	1,383,839
Gamevil Inc.[a]	7,058	942,808
GemVax & Kael Co. Ltd.[a]	37,428	601,307
Global & Yuasa Battery Co. Ltd.	12,681	460,108
Golfzon Co. Ltd.	25,746	580,938
Grand Korea Leisure Co. Ltd.[b]	44,125	1,505,415
Green Cross Corp.	8,138	1,046,676
Green Cross Holdings Corp.	39,221	743,392
GS Engineering & Construction Corp.[a,b]	68,428	1,652,104
GS Holdings Corp.	62,221	2,336,201
GS Home Shopping Inc.	4,759	917,480
Gwangju Shinsegae Co. Ltd.	1,800	478,451
Halla Corp.[a]	77,606	413,964
Halla Holdings Corp.[b]	10,878	753,051
Halla Visteon Climate Control Corp.[b]	52,505	2,002,199
Hana Financial Group Inc.	391,405	11,940,511
Hana Tour Service Inc.	15,869	1,081,375
Hancom Inc.	30,706	533,499
Handsome Co. Ltd.	25,840	719,495
Hanil Cement Co. Ltd.	5,058	607,170
Hanil E-Hwa Co. Ltd.[a]	27,970	420,326
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	103,265	438,989

Security	Shares	Value

Hanjin Kal Corp.[a]	90,757	$2,395,995
Hanjin Shipping Co. Ltd.[a,b]	128,163	663,979
Hanjin Transportation Co. Ltd.	15,170	687,336
Hankook Shell Oil Co. Ltd.	1,378	566,523
Hankook Tire Co. Ltd.	98,128	4,853,481
Hankook Tire Worldwide Co. Ltd.	30,727	590,717
Hanmi Pharm Co. Ltd.[a,b]	9,198	779,541
Hansae Co. Ltd.	30,794	1,007,521
Hansol Chemical Co. Ltd.	22,857	775,688
Hansol Paper Co.	63,118	550,314
Hanssem Co. Ltd.	14,246	1,497,955
Hanwha Chemical Corp.	144,755	1,646,205
Hanwha Corp.	61,377	1,645,288
Hanwha General Insurance Co. Ltd.[a]	100,635	441,433
Hanwha Investment & Securities Co. Ltd.[a]	148,633	527,215
Hanwha Life Insurance Co. Ltd.	290,466	2,207,431
Hite Jinro Co. Ltd.	40,287	918,134
HMC Investment Securities Co. Ltd.[a]	54,279	543,794
Hotel Shilla Co. Ltd.	45,042	3,638,485
Huchems Fine Chemical Corp.	38,851	911,707
Hwa Shin Co. Ltd.[b]	53,103	406,438
Hy-Lok Corp.	24,384	696,560
Hyosung Corp.	30,435	1,903,647
Hyundai Corp.[b]	18,643	546,864
Hyundai Department Store Co. Ltd.	20,936	2,428,156
Hyundai Development Co. Engineering & Construction	75,384	2,415,391
Hyundai Engineering & Construction Co. Ltd.	97,725	3,951,514
Hyundai Glovis Co. Ltd.	18,214	4,570,145
Hyundai Greenfood Co. Ltd.	63,008	1,040,703
Hyundai Heavy Industries Co. Ltd.	54,381	6,061,694
Hyundai Home Shopping Network Corp.	8,492	1,042,386
Hyundai Hysco Co. Ltd.[b]	14,422	947,625
Hyundai Livart Co. Ltd.	18,999	563,308
Hyundai Marine & Fire Insurance Co. Ltd.	58,740	1,412,899
Hyundai Merchant Marine Co. Ltd.[a,b]	97,167	851,565
Hyundai Mipo Dockyard Co. Ltd.	15,776	1,094,972
Hyundai Mobis Co. Ltd.	90,429	20,159,721
Hyundai Motor Co.	207,208	33,476,449
Hyundai Securities Co. Ltd.[a]	184,106	1,198,072
Hyundai Steel Co.	94,111	5,436,260
Hyundai Wia Corp.	20,842	3,320,198
Ilyang Pharmaceutical Co. Ltd.	29,104	675,096
iMarketKorea Inc.	28,756	698,169
Industrial Bank of Korea	334,663	4,545,944
Interpark Corp.	61,084	490,679
JB Financial Group Co. Ltd.	148,303	809,814
JoyCity Corp.[a]	20,892	355,444
Kangwon Land Inc.	160,606	4,740,120
KB Capital Co. Ltd.	25,206	439,077
KB Financial Group Inc.	444,760	15,615,474
KCC Corp.	7,927	3,942,215
KEPCO Plant Service & Engineering Co. Ltd.	27,590	2,253,617
Kia Motors Corp.	353,109	17,751,858
KISWIRE Ltd.[b]	11,769	590,601
KIWOOM Securities Co. Ltd.	18,413	830,949
Koh Young Technology Inc.	31,345	1,084,959
Kolon Industries Inc.	23,861	1,005,739
Komipharm International Co. Ltd.[a,b]	61,048	537,225
Korea Aerospace Industries Ltd.	66,123	2,399,156
Korea District Heating Corp.	5,196	264,501
Korea Electric Power Corp.	346,702	14,394,415
Korea Express Co. Ltd.[a]	8,935	1,584,663
Korea Gas Corp.[a]	33,589	1,743,190

10

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Korea Investment Holdings Co. Ltd.	56,660	$2,935,407
Korea Kolmar Co. Ltd.[b]	20,817	878,374
Korea Zinc Co. Ltd.	11,713	4,519,435
Korean Air Lines Co. Ltd.[a]	24,735	937,651
Korean Reinsurance Co.	135,463	1,399,929
KT Corp.	86,742	2,548,357
KT Skylife Co. Ltd.	35,006	597,151
KT&G Corp.	148,294	12,969,618
Kukdo Chemical Co. Ltd.[b]	15,012	607,011
Kumho Petrochemical Co. Ltd.	18,624	1,327,944
Kumho Tire Co. Inc.[a]	97,237	930,288
Kwang Dong Pharmaceutical Co. Ltd.[b]	72,946	691,306
Kwangju Bank[a]	63,245	562,267
Kyongnam Bank[a]	59,642	686,345
LF Corp.	32,482	938,151
LG Chem Ltd.	61,212	11,408,708
LG Corp.	130,449	7,664,813
LG Display Co. Ltd.[a]	313,260	9,598,968
LG Electronics Inc.	142,471	8,178,307
LG Hausys Ltd.	9,895	1,379,825
LG Household & Health Care Ltd.	12,726	7,155,827
LG Innotek Co. Ltd.[a]	18,460	1,664,474
LG International Corp.	44,533	1,145,530
LG Life Sciences Ltd.[a,b]	24,185	886,241
LG Uplus Corp.	298,692	2,925,049
LIG Insurance Co. Ltd.	55,594	1,309,629
Lock&Lock Co. Ltd.[b]	37,354	369,174
Lotte Chemical Corp.	20,488	3,254,558
Lotte Chilsung Beverage Co. Ltd.	917	1,357,354
Lotte Confectionery Co. Ltd.	970	1,742,227
Lotte Food Co. Ltd.	1,147	717,425
Lotte Shopping Co. Ltd.	14,266	3,862,810
LS Corp.	24,029	1,314,281
LS Industrial Systems Co. Ltd.	20,379	1,184,537
Lumens Co. Ltd.[a,b]	77,219	427,930
Maeil Dairy Industry Co. Ltd.[b]	16,244	537,337
Mando Corp.[a,b]	9,126	1,564,998
Medipost Co. Ltd.[a,b]	14,867	681,659
Medy-Tox Inc.	6,401	1,425,847
MegaStudy Co. Ltd.	11,791	614,054
Meritz Fire & Marine Insurance Co. Ltd.	85,350	935,965
Meritz Securities Co. Ltd.	286,057	1,053,398
Mirae Asset Securities Co. Ltd.	34,365	1,543,083
Modetour Network Inc.	31,165	666,646
Muhak Co. Ltd.[a]	25,333	763,683
Namhae Chemical Corp.	66,373	513,396
Namyang Dairy Products Co. Ltd.	894	527,710
Naturalendo Tech Co. Ltd.[a,b]	18,156	876,706
NAVER Corp.	37,709	25,730,407
NCsoft Corp.	20,724	2,983,418
Neowiz Games Corp.[a]	36,367	705,709
Nexen Corp.	4,613	361,812
Nexen Tire Corp.	48,674	621,632
NH Investment & Securities Co. Ltd.[b]	67,655	494,612
NHN Entertainment Corp.[a,b]	17,632	1,171,276
NICE Holdings Co. Ltd.[b]	38,504	571,678
Nong Shim Holdings Co. Ltd.	5,684	615,623
NongShim Co. Ltd.	4,410	1,056,776
OCI Co. Ltd.[a,b]	20,569	1,578,018
OCI Materials Co. Ltd.	13,553	672,788
ORION Corp.	4,778	4,217,595
Osstem Implant Co. Ltd.[a]	19,598	650,938
Ottogi Corp.	2,045	974,557

Security	Shares	Value

Paradise Co. Ltd.[b]	65,212	$1,642,145
Partron Co. Ltd.[b]	52,586	500,729
Poongsan Corp.	34,396	827,342
POSCO	82,509	22,527,165
POSCO Chemtech Co. Ltd.	4,346	567,594
POSCO ICT Co. Ltd.[b]	90,947	435,055
Pyeong Hwa Automotive Co. Ltd.[b]	28,995	477,602
S&T Dynamics Co. Ltd.	72,634	609,681
S-Oil Corp.	59,415	2,257,657
S.M. Entertainment Co.[a]	26,580	839,659
S1 Corp.	25,651	1,754,904
Samchully Co. Ltd.	4,439	546,887
SamkwangGlass Co. Ltd.[b]	8,741	518,330
Samsung C&T Corp.	168,735	10,949,995
Samsung Card Co. Ltd.	49,282	2,132,833
Samsung Electro-Mechanics Co. Ltd.	79,870	4,382,956
Samsung Electronics Co. Ltd.	147,765	171,644,528
Samsung Engineering Co. Ltd.[a,b]	38,663	1,709,903
Samsung Fine Chemicals Co. Ltd.	27,941	862,478
Samsung Fire & Marine Insurance Co. Ltd.	45,100	12,618,800
Samsung Heavy Industries Co. Ltd.[b]	218,202	4,253,949
Samsung Life Insurance Co. Ltd.	80,049	8,814,457
Samsung SDI Co. Ltd.	74,233	8,978,042
Samsung SDS Co. Ltd.[a]	32,500	10,178,708
Samsung Securities Co. Ltd.	82,559	3,681,046
Samsung Techwin Co. Ltd.	49,425	1,255,755
SBS Media Holdings Co. Ltd.	111,320	451,630
SeAH Besteel Corp.	24,631	738,074
SeAH Steel Corp.	5,017	392,141
Sebang Co. Ltd.	30,097	528,351
Seegene Inc.[a,b]	14,968	639,681
Seobu T&Da,b	25,193	449,083
Seoyeon Co. Ltd.[b]	25,637	369,069
SFA Engineering Corp.	16,059	721,093
Shinhan Financial Group Co. Ltd.	455,463	20,389,877
Shinsegae Co. Ltd.	9,432	1,681,321
Shinsegae Food Co. Ltd.	5,600	555,982
Shinsegae International Co. Ltd.	4,902	515,441
Simm Tech Co. Ltd.[a,b]	65,698	610,758
Sindoh Co. Ltd.	10,207	682,647
SK Broadband Co. Ltd.[a]	217,844	846,445
SK C&C Co. Ltd.	28,054	5,646,502
SK Chemicals Co. Ltd.	21,744	1,334,530
SK Gas Co. Ltd.	7,160	701,169
SK Holdings Co. Ltd.	34,362	5,272,386
SK Hynix Inc.[a]	768,578	33,331,985
SK Innovation Co. Ltd.	80,503	6,226,912
SK Networks Co. Ltd.[a]	165,907	1,410,573
SK Securities Co. Ltd.[a]	788,649	669,101
SK Telecom Co. Ltd.	13,325	3,373,494
SKC Co. Ltd.	33,141	810,615
SL Corp.	23,162	367,933
Soulbrain Co. Ltd.	19,857	571,721
Ssangyong Motor Co.[a,b]	70,089	559,852
Sung Kwang Bend Co. Ltd.	38,641	558,018
Sungwoo Hitech Co. Ltd.	54,828	705,175
Suprema Inc.[a]	26,606	648,370
Taekwang Industrial Co. Ltd.	504	541,324
Taewoong Co. Ltd.[a]	27,677	414,674
Taeyoung Engineering & Construction Co. Ltd.[a]	126,927	521,249
Taihan Electric Wire Co. Ltd.[a]	200,343	248,632
Tera Resource Co. Ltd.[a]	196,444	—
TK Corp.[a]	41,767	508,917

11

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

TONGYANG Life Insurance Co.	60,928	$632,404
ViroMed Co. Ltd.[a,b]	19,218	903,703
WeMade Entertainment Co. Ltd.[a]	14,935	502,798
Wonik IPS Co. Ltd.[a]	70,646	895,867
Woori Bank[a]	403,384	3,895,671
Woori Investment & Securities Co. Ltd.	171,119	1,837,913
YG Entertainment Inc.[b]	15,669	649,840
Youlchon Chemical Co. Ltd.	38,195	430,920
Youngone Corp.	31,864	1,570,264
Youngone Holdings Co. Ltd.	9,099	801,537
Yuanta Securities Korea[a]	122,701	452,397
Yuhan Corp.	7,596	1,192,927
Yungjin Pharmaceutical Co. Ltd.[a,b]	522,762	662,919

		854,564,291
TAIWAN — 12.92%
A-DATA Technology Co. Ltd.	324,820	533,189
Ability Enterprise Co. Ltd.	1,119,000	567,681
AcBel Polytech Inc.	589,000	635,677
Accton Technology Corp.	1,458,000	678,413
Acer Inc.[a]	3,452,000	2,191,835
Advanced Semiconductor Engineering Inc.	8,363,000	10,147,206
Advantech Co. Ltd.	615,302	4,215,010
Airtac International Group	165,800	1,497,410
ALI Corp.	806,000	596,410
Alpha Networks Inc.	983,000	470,099
Altek Corp.[a]	490,000	623,831
Ambassador Hotel Ltd. (The)	797,000	700,490
AmTRAN Technology Co. Ltd.	1,266,000	683,163
Ardentec Corp.	907,912	718,761
Asia Cement Corp.	2,561,050	3,285,360
Asia Optical Co. Inc.[a]	436,000	582,554
Asia Pacific Telecom Co. Ltd.	2,445,000	1,410,235
Asia Polymer Corp.	918,000	590,296
ASUSTeK Computer Inc.	944,000	10,279,603
AU Optronics Corp.	11,647,000	5,494,667
Bank of Kaohsiung Co. Ltd.	2,097,168	615,309
BES Engineering Corp.	2,581,000	651,349
Bizlink Holding Inc.	137,095	493,936
Brogent Technologies Inc.[a]	39,401	451,970
Capital Securities Corp.	1,904,000	614,620
Career Technology (MFG.) Co. Ltd.	587,000	657,228
Catcher Technology Co. Ltd.	876,000	7,416,173
Cathay Financial Holding Co. Ltd.	10,978,078	17,701,142
Cathay Real Estate Development Co. Ltd.	900,000	471,120
Chailease Holding Co. Ltd.	1,335,640	3,431,081
Chang Hwa Commercial Bank Ltd.	5,971,440	3,540,704
Cheng Loong Corp.	1,399,000	580,892
Cheng Shin Rubber Industry Co. Ltd.	2,082,650	4,825,140
Cheng Uei Precision Industry Co. Ltd.	615,000	1,027,401
Chia Hsin Cement Corp.	995,000	450,117
Chicony Electronics Co. Ltd.	673,410	1,832,171
Chin-Poon Industrial Co. Ltd.	615,000	957,848
China Airlines Ltd.[a]	2,763,000	1,165,107
China Bills Finance Corp.	1,382,000	500,150
China Development Financial Holding Corp.	17,343,000	5,553,571
China Life Insurance Co. Ltd.	3,786,044	3,168,545
China Man-Made Fibers Corp.[a]	2,053,000	638,836
China Metal Products Co. Ltd.	656,146	498,245
China Motor Co. Ltd.	398,000	353,020
China Petrochemical Development Corp.[a]	3,277,900	942,671
China Steel Chemical Corp.	204,000	1,015,139

Security	Shares	Value

China Steel Corp.	15,164,529	$12,789,214
China Synthetic Rubber Corp.	698,000	694,673
Chipbond Technology Corp.	831,000	1,546,671
Chong Hong Construction Co.	238,450	513,922
Chroma ATE Inc.	615,000	1,661,330
Chung Hung Steel Corp.[a]	2,949,000	677,515
Chunghwa Telecom Co. Ltd.	4,920,000	14,785,039
Clevo Co.	555,175	911,314
CMC Magnetics Corp.[a]	3,951,000	528,545
Compal Electronics Inc.	5,679,000	3,633,386
Compeq Manufacturing Co. Ltd.	1,545,000	891,130
Continental Holdings Corp.	1,687,600	618,928
Coretronic Corp.	807,750	1,135,378
Coxon Precise Industrial Co. Ltd.	337,000	583,672
CSBC Corp. Taiwan	1,483,000	761,926
CTBC Financial Holding Co. Ltd.	17,867,241	12,153,015
CTCI Corp.	875,000	1,422,167
Cyberlink Corp.	254,540	712,276
CyberTAN Technology Inc.	648,000	494,153
D-Link Corp.	1,128,420	599,806
Delta Electronics Inc.	2,460,000	14,864,529
Depo Auto Parts Industrial Co. Ltd.	158,000	584,571
Dynapack International Technology Corp.	255,000	602,327
E Ink Holdings Inc.[a]	1,218,000	523,448
E.Sun Financial Holding Co. Ltd.	8,445,526	5,348,810
Eclat Textile Co. Ltd.	233,062	2,323,277
Elan Microelectronics Corp.	615,000	872,397
Elite Material Co. Ltd.	792,000	969,927
Elite Semiconductor Memory Technology Inc.	414,000	652,153
Epistar Corp.	1,230,000	2,313,143
Eternal Materials Co. Ltd.	1,059,030	1,019,762
EVA Airways Corp.[a]	1,998,000	1,291,219
Evergreen Marine Corp. Ltd.[a]	1,949,000	1,155,639
Everlight Chemical Industrial Corp.	774,192	587,883
Everlight Electronics Co. Ltd.	615,000	1,291,704
Far Eastern Department Stores Ltd.	1,236,167	1,068,502
Far Eastern International Bank Ltd.	2,088,587	695,127
Far Eastern New Century Corp.	3,733,291	3,727,561
Far EasTone Telecommunications Co. Ltd.	1,845,000	3,994,345
Faraday Technology Corp.	577,000	570,521
Farglory Land Development Co. Ltd.	615,782	695,422
Federal Corp.	1,087,354	648,249
Feng Hsin Iron & Steel Co. Ltd.	693,000	859,882
Feng TAY Enterprise Co. Ltd.	615,305	1,777,470
Firich Enterprises Co. Ltd.	259,903	974,190
First Financial Holding Co. Ltd.	9,230,272	5,607,209
FLEXium Interconnect Inc.	340,471	707,401
Forhouse Corp.[a]	1,385,000	579,554
Formosa Chemicals & Fibre Corp.	4,116,210	9,310,435
Formosa Epitaxy Inc.[a]	749,000	384,816
Formosa Petrochemical Corp.	1,230,000	2,782,131
Formosa Plastics Corp.	5,250,800	12,046,427
Formosa Taffeta Co. Ltd.	848,000	830,258
Formosan Rubber Group Inc.	804,000	843,034
Foxconn Technology Co. Ltd.	1,274,720	3,562,914
Fubon Financial Holding Co. Ltd.	8,885,000	14,555,925
Gemtek Technology Corp.	899,000	620,200
Getac Technology Corp.	998,000	512,746
Giant Manufacturing Co. Ltd.	615,000	5,405,283
Gigabyte Technology Co. Ltd.	789,000	902,516
Gigasolar Materials Corp.	39,800	615,374
Gigastorage Corp.[a]	584,000	429,308
Gintech Energy Corp.[a]	699,000	444,957

12

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Global Mixed Mode Technology Inc.	220,000	$614,201
Gloria Material Technology Corp.	1,104,200	736,787
Goldsun Development & Construction Co. Ltd.[a]	1,519,000	525,189
Gourmet Master Co. Ltd.	93,000	486,824
Grand Pacific Petrochemical Corp.	1,387,000	654,340
Grape King Bio Ltd.	158,000	656,047
Great Wall Enterprise Co. Ltd.	909,500	789,081
Greatek Electronics Inc.	543,000	636,914
HannStar Display Corp.	3,596,640	839,090
HannsTouch Solution Inc.[a]	2,722,000	511,900
Hermes Microvision Inc.	55,000	2,612,489
Hey Song Corp.	543,000	657,092
Highwealth Construction Corp.	615,100	1,168,685
Hiwin Technologies Corp.	278,770	2,342,037
Ho Tung Chemical Corp.[a]	1,968,177	623,253
Holy Stone Enterprise Co. Ltd.	678,900	884,067
Hon Hai Precision Industry Co. Ltd.	16,605,568	52,047,503
Hotai Motor Co. Ltd.	333,000	5,224,057
HTC Corp.[a]	910,000	4,028,435
Hua Nan Financial Holdings Co. Ltd.	7,647,116	4,410,729
Huaku Development Co. Ltd.	383,000	669,531
Hung Sheng Construction Ltd.	831,000	503,474
Ichia Technologies Inc.	539,000	566,039
IEI Integration Corp.	368,582	550,833
Innolux Corp.	10,474,241	5,009,089
Inotera Memories Inc.[a]	3,124,000	4,724,233
Inventec Corp.	3,140,000	2,090,120
ITEQ Corp.	725,000	552,872
Kee Tai Properties Co. Ltd.	1,059,000	633,056
Kenda Rubber Industrial Co. Ltd.	615,744	1,249,494
Kerry TJ Logistics Co. Ltd.	488,000	592,901
Kindom Construction Corp.	561,000	503,944
King Slide Works Co. Ltd.	86,000	1,111,560
King Yuan Electronics Co. Ltd.	1,601,000	1,293,319
King’s Town Bank Co. Ltd.	1,294,000	1,373,549
Kinpo Electronics Inc.[a]	1,711,000	765,727
Kinsus Interconnect Technology Corp.	615,000	2,255,513
Kuoyang Construction Co. Ltd.	1,764,023	798,007
Largan Precision Co. Ltd.	138,000	10,635,108
LCY Chemical Corp.	837,000	412,449
Lealea Enterprise Co. Ltd.[a]	2,361,173	637,072
Lien Hwa Industrial Corp.	664,000	426,968
Lite-On Technology Corp.	2,604,547	3,156,007
Long Bon International Co. Ltd.	725,000	455,651
Macronix International Co. Ltd.[a]	4,391,000	916,580
Makalot Industrial Co. Ltd.	217,727	1,101,035
Masterlink Securities Corp.	1,270,592	389,625
MediaTek Inc.	1,845,572	27,730,543
Medigen Biotechnology Corp.[a]	115,088	451,836
Mega Financial Holding Co. Ltd.	12,953,958	10,548,178
Merida Industry Co. Ltd.	282,850	1,937,610
Merry Electronics Co. Ltd.	238,070	807,734
Micro-Star International Co. Ltd.	1,024,000	1,116,730
Microbio Co. Ltd.[a]	767,141	661,852
MIN AIK Technology Co. Ltd.	166,000	815,316
Mitac Holdings Corp.	695,000	505,291
Motech Industries Inc.	615,000	656,782
Nan Kang Rubber Tire Co. Ltd.	605,000	638,283
Nan Ya Plastics Corp.	6,308,440	13,209,045
Nan Ya Printed Circuit Board Corp.[a]	348,000	454,854
National Petroleum Co. Ltd.	611,000	709,765
Neo Solar Power Corp.	955,806	821,535
Novatek Microelectronics Corp.	774,000	4,376,767

Security	Shares	Value

OptoTech Corp.	1,602,000	$647,064
Oriental Union Chemical Corp.	946,000	736,686
Pan-International Industrial Corp.	1,127,366	652,067
Parade Technologies Ltd.	80,000	783,262
PChome Online Inc.	107,502	1,247,054
Pegatron Corp.	2,210,000	5,127,329
PharmaEngine Inc.[a]	71,000	567,816
Phison Electronics Corp.	178,000	1,190,597
Pixart Imaging Inc.	264,000	557,900
Pou Chen Corp.	2,705,000	3,268,988
Powertech Technology Inc.	943,000	1,575,349
President Chain Store Corp.	759,000	5,910,623
President Securities Corp.	843,000	415,405
Prince Housing & Development Corp.	1,663,995	642,531
Qisda Corp.[a]	2,160,000	973,649
Quanta Computer Inc.	3,690,000	9,181,032
Radiant Opto-Electronics Corp.	615,940	2,020,128
Radium Life Tech Co. Ltd.	1,003,036	622,289
Realtek Semiconductor Corp.	641,110	2,133,753
Rich Development Co. Ltd.	1,526,770	678,345
Richtek Technology Corp.	207,000	1,026,723
Ritek Corp.[a]	5,086,000	519,323
Ruentex Development Co. Ltd.	841,964	1,312,699
Ruentex Industries Ltd.	695,906	1,405,416
Sampo Corp.	2,101,000	865,587
Sanyang Industry Co. Ltd.	692,000	645,099
ScinoPharm Taiwan Ltd.	347,366	645,401
Sercomm Corp.	369,000	765,483
Shih Wei Navigation Co. Ltd.	1,186,675	671,034
Shihlin Electric & Engineering Corp.	470,000	605,962
Shihlin Paper Corp.[a]	151,000	180,532
Shin Kong Financial Holding Co. Ltd.	9,420,384	2,803,514
Shin Zu Shing Co. Ltd.	284,000	612,095
Shining Building Business Co. Ltd.[a]	751,910	472,563
Shinkong Synthetic Fibers Corp.	2,303,000	792,534
Shinkong Textile Co. Ltd.	356,000	440,003
Sigurd Microelectronics Corp.	745,000	693,303
Siliconware Precision Industries Co. Ltd.	3,933,000	5,776,068
Simplo Technology Co. Ltd.	615,000	3,159,706
Sino-American Silicon Products Inc.[a]	682,000	1,059,995
SinoPac Financial Holdings Co. Ltd.	9,484,064	3,983,935
Sinyi Realty Inc.	317,687	370,066
Soft-World International Corp.	170,000	481,751
Solar Applied Materials Technology Corp.	793,000	591,915
Sonix Technology Co. Ltd.	503,000	711,896
St.Shine Optical Co. Ltd.	70,000	1,077,793
Standard Foods Corp.	661,953	1,535,769
Synnex Technology International Corp.	1,845,000	2,682,769
Ta Chen Stainless Pipe Co. Ltd.	1,313,200	840,176
Ta Chong Bank Ltd.[a]	1,931,489	645,962
Taichung Commercial Bank Co. Ltd.	2,022,975	666,753
Taiflex Scientific Co. Ltd.	615,000	849,544
Taigen Biopharmaceuticals Holdings Ltd.[a]	331,000	388,248
Tainan Spinning Co. Ltd.	1,301,995	725,726
Taishin Financial Holdings Co. Ltd.	10,419,316	4,831,317
Taiwan Acceptance Corp.	182,000	444,010
Taiwan Business Bank Ltd.[a]	4,347,404	1,269,910
Taiwan Cement Corp.	4,329,000	6,357,640
Taiwan Cogeneration Corp.	815,000	670,224
Taiwan Cooperative Financial Holding Co. Ltd.	6,651,872	3,503,531
Taiwan Fertilizer Co. Ltd.	1,230,000	2,023,007
Taiwan Glass Industry Corp.	1,186,000	915,919
Taiwan Hon Chuan Enterprise Co. Ltd.	615,000	997,593

13

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Taiwan Land Development Corp.	2,631,322	$931,028
Taiwan Life Insurance Co. Ltd.[a]	826,674	480,819
Taiwan Liposome Co. Ltd.[a]	69,000	426,965
Taiwan Mobile Co. Ltd.	2,460,000	7,821,763
Taiwan PCB Techvest Co. Ltd.	540,042	807,075
Taiwan Secom Co. Ltd.	370,185	961,721
Taiwan Semiconductor Manufacturing Co. Ltd.	32,595,000	149,032,798
Taiwan Surface Mounting Technology Co. Ltd.	454,392	607,863
Taiwan TEA Corp.	1,072,000	569,817
Taiwan-Sogo Shinkong Security Corp.	700,770	867,259
Tatung Co. Ltd.[a]	2,393,000	629,421
Teco Electric and Machinery Co. Ltd.	2,600,000	2,696,825
Test Research Inc.	428,400	684,526
Test-Rite International Co. Ltd.	888,000	612,612
Ton Yi Industrial Corp.	1,085,000	587,245
Tong Hsing Electronic Industries Ltd.	219,000	838,565
Tong Yang Industry Co. Ltd.	615,400	674,111
Topco Scientific Co. Ltd.	620,351	1,100,485
TPK Holding Co. Ltd.	336,000	2,160,562
Transcend Information Inc.	227,000	744,503
Tripod Technology Corp.	641,000	1,269,676
TSRC Corp.	849,900	966,685
TTY Biopharm Co. Ltd.	372,124	715,450
Tung Ho Steel Enterprise Corp.	1,067,000	803,331
TWi Pharmaceuticals Inc.[a]	59,000	504,257
TXC Corp.	568,000	635,037
U-Ming Marine Transport Corp.	615,000	965,797
Uni-President Enterprises Co.	6,204,971	10,024,996
Unimicron Technology Corp.	1,680,000	1,237,709
Union Bank of Taiwan[a]	1,693,511	560,901
Unitech Printed Circuit Board Corp.[a]	1,839,000	739,819
United Microelectronics Corp.	15,283,000	6,790,250
Unity Opto Technology Co. Ltd.[a]	528,000	504,157
UPC Technology Corp.	1,504,146	498,182
USI Corp.	1,247,000	554,043
Vanguard International Semiconductor Corp.	1,116,000	1,723,719
Visual Photonics Epitaxy Co. Ltd.	747,000	671,027
Wah Lee Industrial Corp.	615,000	1,043,299
Walsin Lihwa Corp.[a]	4,111,000	1,325,722
Wan Hai Lines Ltd.	962,000	848,618
Waterland Financial Holdings Co. Ltd.	1,545,293	419,435
Wei Chuan Foods Corp.	615,000	562,388
Win Semiconductors Corp.	885,000	842,176
Winbond Electronics Corp.[a]	3,743,000	1,144,156
Wistron Corp.	3,120,299	2,853,363
Wistron NeWeb Corp.	339,591	660,583
Wowprime Corp.	83,260	785,586
WPG Holdings Co. Ltd.	1,689,000	1,962,018
WT Microelectronics Co. Ltd.	624,050	926,572
Yageo Corp.	904,078	1,504,484
Yang Ming Marine Transport Corp.[a]	1,815,000	791,744
Yem Chio Co. Ltd.	1,517,467	755,117
YFY Inc.	1,292,000	530,201
Yieh Phui Enterprise Co. Ltd.	1,780,340	506,244
Youngtek Electronics Corp.	383,855	750,407
Yuanta Financial Holding Co. Ltd.	10,701,425	5,256,052
Yulon Motor Co. Ltd.	1,230,000	1,848,130
YungShin Global Holding Corp.	615,000	1,075,095
Yungtay Engineering Co. Ltd.	615,000	1,412,925
Zhen Ding Technology Holding Ltd.	419,950	1,131,718
Zinwell Corp.	618,000	613,058

		793,287,029

Security	Shares	Value

THAILAND — 2.68%
Advanced Information Service PCL NVDR	1,419,900	$10,291,951
Airports of Thailand PCL NVDR	611,100	5,173,924
Amata Corp. PCL NVDR[b]	1,563,200	728,398
AP (Thailand) PCL NVDR	3,466,190	696,722
Bangchak Petroleum PCL NVDR[b]	725,600	784,492
Bangkok Bank PCL Foreign	440,300	2,708,713
Bangkok Bank PCL NVDR	314,100	1,932,334
Bangkok Chain Hospital PCL NVDR[b]	3,151,350	868,577
Bangkok Dusit Medical Services PCL NVDR	4,792,000	2,699,924
Bangkok Expressway PCL NVDR	799,500	955,699
Bangkok Land PCL NVDR	17,653,700	1,043,039
Banpu PCL NVDR[b]	1,470,600	1,220,461
BEC World PCL NVDR	1,423,600	2,330,394
BTS Group Holdings PCL NVDR	7,882,200	2,400,548
Bumrungrad Hospital PCL NVDR	573,200	2,557,448
Central Pattana PCL NVDR	1,956,900	2,830,905
Charoen Pokphand Foods PCL NVDR	3,789,900	3,260,688
CP All PCL NVDR	6,005,200	8,047,169
Delta Electronics Thailand PCL NVDR[b]	738,000	1,680,082
Dynasty Ceramic PCL NVDR	373,900	634,839
E for L Aim PCL[a]	8,357,800	432,717
Energy Absolute PCL NVDR[b]	2,044,500	1,618,913
Esso (Thailand) PCL NVDR[a]	2,849,700	451,300
Glow Energy PCL NVDR	775,300	2,308,073
Hana Microelectronics PCL NVDR[b]	940,900	1,174,871
Hemaraj Land and Development PCL NVDR[b]	8,559,500	1,126,147
Home Product Center PCL NVDR[b]	5,504,056	1,491,887
Indorama Ventures PCL NVDR	1,814,000	1,243,033
IRPC PCL NVDR	14,956,200	1,521,355
Jasmine International PCL NVDR[b]	5,359,300	1,289,431
Kasikornbank PCL Foreign	1,583,100	11,908,808
Kasikornbank PCL NVDR	872,400	6,562,595
Khon Kaen Sugar Industry PCL NVDR	1,643,400	650,653
Kiatnakin Bank PCL NVDR[b]	717,700	890,704
Krung Thai Bank PCL NVDR	5,291,900	3,851,878
LPN Development PCL NVDR[b]	1,178,400	868,503
Major Cineplex Group PCL NVDR	1,207,600	928,640
Minor International PCL NVDR	2,409,800	2,623,735
Polyplex PCL NVDR[a]	1,079,000	361,474
PTT Exploration & Production PCL NVDR	1,796,001	7,411,547
PTT Global Chemical PCL NVDR	2,224,300	4,352,407
PTT PCL NVDR	1,257,600	14,669,127
Quality Houses PCL NVDR	7,508,700	933,013
Samart Corp. PCL NVDR	832,800	881,370
Siam Cement (The) PCL Foreign	408,100	5,866,399
Siam Cement (The) PCL NVDR	144,200	2,072,861
Siam Commercial Bank PCL NVDR	2,129,700	12,745,121
Siam Global House PCL NVDR[b]	1,898,958	699,784
Sino-Thai Engineering & Construction PCL NVDR	1,270,728	1,064,261
Sri Trang Agro-Industry PCL NVDR[b]	1,198,400	492,718
Supalai PCL NVDR	1,212,600	997,113
Superblock PCL[a]	1,177,500	720,809
Thai Airways International PCL NVDR[a,b]	1,174,500	558,008
Thai Oil PCL NVDR	1,149,600	1,514,244
Thai Tap Water Supply PCL NVDR[b]	2,710,800	982,443
Thai Union Frozen Products PCL NVDR	476,000	1,257,591
Thai Vegetable Oil PCL NVDR	1,100,300	743,921
Thaicom PCL NVDR[b]	769,700	867,334
Thanachart Capital PCL NVDR[b]	1,120,300	1,142,989
Thoresen Thai Agencies PCL NVDR[a]	1,110,202	696,518
Ticon Industrial Connection PCL NVDR[b]	1,209,460	729,323

14

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

TISCO Financial Group PCL NVDR[b]	848,650	$1,195,373
TMB Bank PCL NVDR	20,540,100	1,964,243
TPI Polene PCL NVDR[b]	11,385,000	648,392
True Corp. PCL NVDR[a]	11,919,918	4,392,600
VGI Global Media PCL NVDR[b]	2,586,700	1,016,246

		164,766,779
TURKEY — 1.82%
Akbank TAS	2,453,769	9,949,656
Akfen Holding ASb	216,728	468,237
Akmerkez Gayrimenkul Yatirim Ortakligi AS	41,147	308,078
Aksa Akrilik Kimya Sanayii AS	132,806	447,459
Albaraka Turk Katilim Bankasi AS	767,392	616,101
Anadolu Efes Biracilik ve Malt Sanayii ASa	288,667	3,307,087
Arcelik AS	332,627	2,130,397
BIM Birlesik Magazalar AS	292,578	6,519,035
Bizim Toptan Satis Magazalari ASb	67,049	579,130
Cimsa Cimento Sanayi VE Ticaret AS	114,304	812,001
Coca-Cola Icecek AS	107,363	2,416,406
Dogan Sirketler Grubu Holding ASa,b	2,624,466	875,966
Dogus Otomotiv Servis ve TAS	106,434	564,070
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,685,739	3,416,077
Enka Insaat ve Sanayi AS	671,017	1,746,321
Eregli Demir ve Celik Fabrikalari TAS	2,025,637	4,120,528
Ford Otomotiv Sanayi AS	105,071	1,416,997
Haci Omer Sabanci Holding AS	1,269,660	6,070,270
Is Gayrimenkul Yatirim Ortakligi AS	1,161,419	717,669
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	1,460,170	1,402,806
KOC Holding AS	904,847	5,101,523
Koza Altin Isletmeleri ASb	76,642	447,663
Sekerbank TAS[a,b]	682,604	600,369
TAV Havalimanlari Holding AS	233,829	2,003,857
Tofas Turk Otomobil Fabrikasi AS	190,132	1,354,962
Trakya Cam Sanayii ASb	583,898	837,488
Tupras Turkiye Petrol Rafinerileri AS	173,963	3,931,057
Turk Hava Yollari AOa	782,796	3,251,793
Turk Telekomunikasyon AS	745,863	2,388,538
Turkcell Iletisim Hizmetleri ASa	1,182,561	7,494,016
Turkiye Garanti Bankasi AS	3,121,963	13,757,421
Turkiye Halk Bankasi AS	851,736	6,069,834
Turkiye Is Bankasi AS Class C	2,088,048	5,801,441
Turkiye Sinai Kalkinma Bankasi AS	1,296,305	1,175,217
Turkiye Sise ve Cam Fabrikalari AS	978,327	1,557,663
Turkiye Vakiflar Bankasi TAO Class D	1,107,295	2,547,113
Ulker Biskuvi Sanayi AS	222,641	1,677,013
Yapi ve Kredi Bankasi AS	1,293,602	3,104,038
Yazicilar Holding AS	59,844	568,182

		111,553,479
UNITED ARAB EMIRATES — 0.74%
Abu Dhabi Commercial Bank PJSC	1,554,222	3,110,094
Agthia Group PJSC	279,139	525,136
Air Arabia PJSC	2,951,823	1,189,392
Ajman Bank PJSC[a]	719,821	489,934
Al Waha Capital PJSC	1,299,523	1,079,088
Aldar Properties PJSC	4,262,782	3,702,175
Arabtec Holding Co. PJSC[a]	1,665,974	1,800,661
Dana Gas PJSC[a]	4,424,102	734,731
Deyaar Development PJSC[a]	1,927,282	524,709
DP World Ltd.	218,124	4,615,504
Dubai Financial Market PJSC	2,672,503	1,906,306

Security	Shares	Value

Dubai Islamic Bank PJSC	1,229,500	$2,527,252
Emaar Properties PJSC	4,707,129	14,032,769
Eshraq Properties Co. PJSC[a]	1,634,842	462,895
First Gulf Bank PJSC	988,260	4,829,574
Gulf General Investment Co.[a]	1,202,631	235,743
National Bank of Abu Dhabi PJSC	823,600	3,027,076
RAK Properties PJSC	1,521,923	348,053
Union Properties PJSC[a]	1,247,975	506,250

		45,647,342

TOTAL COMMON STOCKS
(Cost: $5,781,575,647)		5,827,294,165

PREFERRED STOCKS — 4.67%

BRAZIL — 3.51%
AES Tiete SA	136,400	1,014,508
Banco ABC Brasil SA	124,113	672,105
Banco Bradesco SA	2,823,470	43,359,591
Banco Daycoval SA	141,500	505,347
Banco do Estado do Rio Grande do Sul SA Class B	256,900	1,492,903
Banco Industrial e Comercial SA	121,700	269,284
Banco Pan SA	414,063	385,766
Banco Pine SA	129,333	312,281
Bradespar SA	305,000	1,785,447
Braskem SA Class A	201,500	1,505,745
Centrais Eletricas Brasileiras SA Class B	267,300	801,054
Companhia Brasileira de Distribuicao	184,500	7,770,909
Companhia de Ferro Ligas da Bahia — Ferbasa	81,500	277,778
Companhia Energetica de Minas Gerais	1,022,720	5,589,914
Companhia Energetica de Sao Paulo Class B	253,400	2,544,771
Companhia Energetica do Ceara Class A	23,300	331,856
Companhia Paranaense de Energia Class B	141,200	1,934,885
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	158,500	570,367
Gerdau SA	1,105,600	4,678,108
GOL Linhas Aereas Inteligentes SA	134,800	786,493
Itau Unibanco Holding SA	3,668,548	54,970,188
Itausa — Investimentos Itau SA	4,282,198	17,421,026
Lojas Americanas SA	647,575	4,253,399
Marcopolo SA	656,400	1,054,908
Metalurgica Gerdau SA	352,600	1,778,022
Oi SA	3,622,700	1,940,694
Petroleo Brasileiro SA	5,556,900	27,611,390
Randon SA Implementos e Participacoes	284,450	634,921
Suzano Papel e Celulose SA Class A	435,300	1,838,499
Telefonica Brasil SA	391,000	7,970,113
Vale SA Class A	2,529,200	19,636,265

		215,698,537
CHILE — 0.07%
Embotelladora Andina SA Class B	395,654	1,206,999
Sociedad Quimica y Minera de Chile SA Series B	129,702	3,280,936

		4,487,935
COLOMBIA — 0.27%
Avianca Holdings SA	491,662	791,622
Banco Davivienda SA	150,408	1,931,927
Bancolombia SA	581,341	7,530,181
Grupo Argos SA/Colombia	167,617	1,523,757

15

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Grupo Aval Acciones y Valores SA	4,404,651	$2,798,912
Grupo de Inversiones Suramericana SA	111,527	2,002,497

		16,578,896
RUSSIA — 0.21%
AK Transneft OAO	2,068	4,986,023
Sberbank of Russia	1,076,200	1,137,491
Surgutneftegas OJSC	9,769,000	6,776,938

		12,900,452
SOUTH KOREA — 0.61%
Hyundai Motor Co. Ltd.	31,388	3,640,379
Hyundai Motor Co. Ltd. Series 2	49,840	5,982,869
LG Chem Ltd.	10,004	1,507,891
Samsung Electronics Co. Ltd.	27,544	26,078,484

		37,209,623

TOTAL PREFERRED STOCKS
(Cost: $325,039,272)		286,875,443

RIGHTS — 0.01%

CHINA — 0.01%
PICC Property and Casual Company Ltd.[a]	441,360	464,410

		464,410
SOUTH KOREA — 0.00%
DGB Financial Group Inc.[a]	37,804	52,887

		52,887

TOTAL RIGHTS
(Cost: $0)		517,297

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[a]	110,180	18,624
Thoresen Thai Agencies PCL NVDR (Expires 02/28/17)[a]	1	—

		18,624

TOTAL WARRANTS
(Cost: $0)		18,624

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	150,501,869	150,501,869

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	8,557,289	$8,557,289

		159,059,158

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,059,158)		159,059,158

TOTAL INVESTMENTS IN SECURITIES — 102.19%
(Cost: $6,265,674,077)		6,273,764,687
Other Assets, Less Liabilities — (2.19)%		(134,358,256)

NET ASSETS — 100.00%		$6,139,406,431

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	418	Dec. 2014	NYSE LIFFE	$20,864,470	$(748)

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.13%

EXCHANGE-TRADED FUNDS — 99.13%
iShares MSCI Emerging Markets ETF[a]	58,760	$2,438,540

		2,438,540

TOTAL INVESTMENT COMPANIES
(Cost: $2,499,668)		2,438,540

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	1,834	1,834

		1,834

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,834)		1,834

TOTAL INVESTMENTS IN SECURITIES — 99.20%
(Cost: $2,501,502)		2,440,374
Other Assets, Less Liabilities — 0.80%		19,582

NET ASSETS — 100.00%		$2,459,956

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	607,000	USD	249,753	12/03/2014	CITI	$13,979
BRL	40,000	USD	15,884	12/03/2014	GS	347
EUR	54,000	USD	68,096	12/03/2014	BNP	949
EUR	1,000	USD	1,249	12/03/2014	JPM	6
HKD	3,557,000	USD	458,658	12/03/2014	BNP	1
HKD	130,000	USD	16,764	12/03/2014	GS	1
HKD	42,000	USD	5,417	12/03/2014	JPM	2
INR	10,485,000	USD	170,048	12/03/2014	CITI	1,128
INR	378,000	USD	6,126	12/03/2014	GS	36
KRW	477,531,000	USD	452,409	12/03/2014	CITI	21,491
KRW	11,991,000	USD	11,076	12/03/2014	GS	256
MXN	2,542,000	USD	188,834	12/03/2014	BNP	6,145
MXN	42,000	USD	3,082	12/03/2014	JPM	63
RUB	3,628,000	USD	86,454	12/03/2014	CITI	13,628
RUB	98,000	USD	2,228	12/03/2014	GS	261
TWD	13,359,000	USD	439,501	12/03/2014	CITI	7,859
TWD	199,000	USD	6,485	12/03/2014	GS	54

Currency to be Delivered			Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
ZAR	2,001,000	USD	182,910	12/03/2014	BNP	$2,260
BRL	611,000	USD	240,795	01/07/2015	BNP	5,742
EUR	1,000	USD	1,247	01/07/2015	DB	3
HKD	77,000	USD	9,929	01/07/2015	DB	—
HKD	3,729,000	USD	480,913	01/07/2015	RBS	16
INR	10,846,000	USD	174,387	01/07/2015	BNP	1,070
KRW	475,744,000	USD	429,093	01/07/2015	BNP	2,462
KRW	18,236,000	USD	16,355	01/07/2015	CITI	2
MXN	2,541,000	USD	184,638	01/07/2015	JPM	2,416
TRY	92,000	USD	41,184	01/07/2015	CS	46
TRY	5,000	USD	2,240	01/07/2015	DB	4
TWD	13,558,000	USD	438,740	01/07/2015	BNP	1,449
ZAR	2,090,000	USD	189,241	01/07/2015	CITI	1,693
ZAR	86,000	USD	7,736	01/07/2015	DB	18
RUB	3,726,000	USD	78,471	01/12/2015	BNP	4,748
RUB	167,000	USD	3,321	01/12/2015	CITI	17

						88,152

TRY	85,000	USD	38,234	12/3/2014	BNP	$(17)
TRY	6,000	USD	2,684	12/3/2014	GS	(16)
TRY	1,000	USD	444	12/3/2014	JPM	(6)
USD	243,034	BRL	611,000	12/3/2014	BNP	(5,706)
USD	14,562	BRL	36,000	12/3/2014	CITI	(579)
USD	5,013	EUR	4,000	12/3/2014	GS	(39)
USD	175,317	INR	10,846,00	12/3/2014	BNP	(580)
USD	276	INR	17,000	12/3/2014	CITI	(2)
USD	429,818	KRW	475,744,000	12/3/2014	BNP	(513)
USD	12,822	KRW	13,778,000	12/3/2014	CITI	(389)
USD	3,184	MXN	43,000	12/3/2014	GS	(93)
USD	185,028	MXN	2,541,000	12/3/2014	JPM	(2,411)
USD	79,526	RUB	3,726,000	12/3/2014	BNP	(4,734)
USD	41,456	TRY	92,000	12/3/2014	CS	(55)
USD	438,740	TWD	15,558,000	12/3/2014	BNP	(669)
USD	190,381	ZAR	2,090,000	12/3/2014	CITI	(1,697)
ZAR	47,000	USD	4,234	12/3/2014	GS	(9)
ZAR	42,000	USD	3,774	12/3/2014	JPM	(18)
BRL	8,000	USD	3,075	1/7/2015	CITI	(2)
INR	112,000	USD	1,789	1/7/2015	CITI	—
TWD	387,000	USD	12,474	1/7/2015	CITI	(8)
USD	933	MXN	13,000	1/7/2015	DB	(1)

						(17,544)

		Net Unrealized Appreciation				$70,608

Counterparties:

BNP — BNP Paribas

CITI — Citibank N.A.

CS — Credit Suisse

DB — Deutsche Bank AG London

GS — Goldman Sachs International

JPM — JPMorgan Chase Bank N.A.

RBS — Royal Bank of Scotland Group PLC

Currency abbreviations:

BRL	—	Brazilian Real
EUR	—	Euro
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican Peso
RUB	—	New Russian Ruble
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See accompanying notes to schedules of investments.

17

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.46%

CANADA — 8.60%
Agnico Eagle Mines Ltd.	128,843	$3,014,717
Bank of Montreal	72,930	5,363,657
Bank of Nova Scotia (The)	111,826	6,914,039
Barrick Gold Corp.	66,521	789,910
BCE Inc.	211,497	9,893,664
Canadian Imperial Bank of Commerce	52,156	4,870,943
Dollarama Inc.	104,650	4,917,472
Eldorado Gold Corp.	123,318	771,109
Enbridge Inc.	300,118	13,818,193
Fairfax Financial Holdings Ltd.	6,409	3,265,625
First Capital Realty Inc.	74,192	1,218,044
Franco-Nevada Corp.	122,169	6,129,611
Goldcorp Inc.	481,924	9,467,308
H&R Real Estate Investment Trust	41,051	818,320
Intact Financial Corp.	103,207	7,184,891
National Bank of Canada	243,542	11,347,850
Pembina Pipeline Corp.	25,766	880,371
RioCan Real Estate Investment Trust	78,611	1,882,114
Rogers Communications Inc. Class B	41,548	1,667,750
Royal Bank of Canada	58,447	4,262,620
Shaw Communications Inc. Class B	298,571	8,083,216
Silver Wheaton Corp.	208,679	4,132,402
TELUS Corp. NVS	121,856	4,625,238
Thomson Reuters Corp.	108,511	4,339,488
Toronto-Dominion Bank (The)	15,403	778,356
TransCanada Corp.	132,600	6,332,006

		126,768,914
CHILE — 0.43%
Aguas Andinas SA Series A	1,784,193	1,071,014
Banco de Chile	18,914,506	2,297,917
Empresa Nacional de Electricidad SA/Chile	496,808	758,102
Empresas COPEC SA	192,939	2,276,978

		6,404,011
CHINA — 5.74%
Bank of China Ltd. Class H	7,956,000	4,103,675
Beijing Capital International Airport Co. Ltd. Class H	844,000	659,528
Beijing Enterprises Holdings Ltd.[a]	442,000	3,528,021
Beijing Enterprises Water Group Ltd.	2,652,000	1,822,716
China Communications Services Corp. Ltd. Class H	1,768,000	861,772
China Construction Bank Corp. Class H	9,724,000	7,372,936
China Everbright Bank Co. Ltd.	1,989,000	1,015,660
China Medical System Holdings Ltd.	884,000	1,502,401
China Mengniu Dairy Co. Ltd.	442,000	1,792,508
China Merchants Holdings International Co. Ltd.[a]	884,000	3,026,460
China Mobile Ltd.	884,000	10,891,838
China Resources Gas Group Ltd.[a]	884,000	2,485,003
China Resources Power Holdings Co. Ltd.	442,000	1,288,098
China South City Holdings Ltd.	1,326,000	682,236
China Unicom (Hong Kong) Ltd.	1,768,000	2,690,187
Guangdong Investment Ltd.	1,326,000	1,829,555
Haier Electronics Group Co. Ltd.	442,000	1,233,952
Hanergy Thin Film Power Group Ltd.[a]	7,596,000	1,910,019

Security	Shares	Value

Hengan International Group Co. Ltd.[a]	331,500	$3,592,853
Industrial and Commercial Bank of China Ltd. Class H	1,989,000	1,349,083
Inner Mongolia Yitai Coal Co. Ltd. Class B	766,436	1,150,420
Intime Retail Group Co. Ltd.	884,000	699,905
Jiangsu Expressway Co. Ltd. Class H	884,000	1,001,981
Kunlun Energy Co. Ltd.[a]	1,326,000	1,434,576
Lenovo Group Ltd.[a]	4,420,000	6,201,109
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,768,000	1,566,236
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	547,900	1,305,634
Shenzhou International Group Holdings Ltd.[a]	442,000	1,470,484
Sihuan Pharmaceutical Holdings Group Ltd.[a]	3,376,000	2,524,926
Sino Biopharmaceutical Ltd.	2,652,000	2,622,932
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,768,000	549,436
Sinopharm Group Co. Ltd. Class H	253,200	943,582
SOHO China Ltd.	1,082,500	819,378
Sun Art Retail Group Ltd.[a]	1,856,000	2,108,493
Tingyi Cayman Islands Holding Corp.	1,326,000	3,152,990
Uni-President China Holdings Ltd.[a]	884,000	778,558
Zhejiang Expressway Co. Ltd. Class H	1,266,000	1,417,006
Zijin Mining Group Co. Ltd. Class H	4,420,000	1,179,807

		84,565,954
COLOMBIA — 0.10%
Corporacion Financiera Colombiana SA NVS	38,178	687,223
Ecopetrol SA	776,152	803,866

		1,491,089
EGYPT — 0.08%
Commercial International Bank (Egypt) SAE	171,696	1,189,857

		1,189,857
GERMANY — 0.62%
Celesio AG	38,012	1,269,989
Fresenius Medical Care AG & Co. KGaA	31,382	2,323,477
Kabel Deutschland Holding AGb	17,724	2,464,766
MAN SE	27,183	3,105,806

		9,164,038
HONG KONG — 3.33%
Cheung Kong Infrastructure Holdings Ltd.	442,000	3,271,541
CLP Holdings Ltd.	1,326,000	11,533,037
Hang Seng Bank Ltd.	592,100	9,864,516
Hong Kong and China Gas Co. Ltd. (The)	237,600	563,132
Link REIT (The)	1,793,500	11,424,745
MTR Corp. Ltd.	1,215,500	4,882,376
Power Assets Holdings Ltd.[a]	552,500	5,275,645
Swire Pacific Ltd. Class Aa	110,500	1,518,929
Yue Yuen Industrial Holdings Ltd.	221,000	792,237

		49,126,158
INDONESIA — 0.83%
PT Bank Central Asia Tbk	4,906,200	5,266,406
PT Indofood Sukses Makmur Tbk	1,149,200	630,911
PT Jasa Marga (Persero) Tbk	1,635,400	904,535
PT Kalbe Farma Tbk	10,166,000	1,457,760
PT Telekomunikasi Indonesia (Persero) Tbk	5,304,000	1,227,778
PT Tower Bersama Infrastructure Tbk	1,210,700	935,009
PT Unilever Indonesia Tbk	375,700	978,963

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

PT XL Axiata Tbk	2,099,500	$877,372

		12,278,734
IRELAND — 0.21%
Kerry Group PLC Class A	23,596	1,755,838
Ryanair Holdings PLC SP ADR[b]	21,502	1,352,261

		3,108,099
ISRAEL — 0.57%
Bank Leumi le-Israel BMb	253,708	894,383
Mizrahi Tefahot Bank Ltd.[b]	59,228	626,836
NICE-Systems Ltd.	43,758	2,074,733
Teva Pharmaceutical Industries Ltd.	85,748	4,875,245

		8,471,197
JAPAN — 11.93%
ABC-MART Inc.	22,100	1,109,795
Ajinomoto Co. Inc.	54,000	1,008,021
ANA Holdings Inc.[a]	844,000	2,077,910
Aozora Bank Ltd.	663,000	2,156,279
Astellas Pharma Inc.	216,500	3,113,835
Benesse Holdings Inc.	44,200	1,346,278
Calbee Inc.	66,300	2,295,935
Canon Inc.	154,700	4,955,066
Chugai Pharmaceutical Co. Ltd.	22,100	598,656
East Japan Railway Co.	22,100	1,656,685
Eisai Co. Ltd.	198,900	7,130,804
FamilyMart Co. Ltd.	44,200	1,631,175
Hikari Tsushin Inc.	22,100	1,437,519
ITOCHU Techno-Solutions Corp.	22,100	864,001
Japan Airlines Co. Ltd.	93,400	2,746,480
Japan Prime Realty Investment Corp.	663	2,404,866
Japan Real Estate Investment Corp.	442	2,178,624
Japan Retail Fund Investment Corp.	1,723	3,585,803
Kakaku.com Inc.	110,500	1,687,968
Kamigumi Co. Ltd.	221,000	1,994,279
Kintetsu Corp.	221,000	746,691
Kyowa Hakko Kirin Co. Ltd.	221,000	2,400,211
Lawson Inc.	44,200	2,726,073
M3 Inc.	154,700	2,661,646
McDonald’s Holdings Co. (Japan) Ltd.[a]	44,200	1,010,733
Miraca Holdings Inc.	44,200	1,677,727
Mitsubishi Tanabe Pharma Corp.	176,800	2,696,280
Nagoya Railroad Co. Ltd.	442,000	1,713,106
Nippon Building Fund Inc.	663	3,340,557
Nippon Prologis REIT Inc.	1,060	2,310,503
Nippon Telegraph and Telephone Corp.	44,200	2,365,204
Nissin Foods Holdings Co. Ltd.	44,200	2,215,866
Nitori Holdings Co. Ltd.	44,200	2,450,487
Nomura Research Institute Ltd.	88,400	2,755,866
NTT DOCOMO Inc.	780,700	12,179,012
Oracle Corp. Japan	28,800	1,087,113
Oriental Land Co. Ltd.	44,200	9,619,463
Osaka Gas Co. Ltd.	663,000	2,535,583
Otsuka Corp.	44,200	1,521,313
Otsuka Holdings Co. Ltd.	265,200	8,384,910
Park24 Co. Ltd.	84,400	1,280,738
Sankyo Co. Ltd.	22,100	711,311
Santen Pharmaceutical Co. Ltd.	66,300	3,709,247
Secom Co. Ltd.	110,500	6,390,631

Security	Shares	Value

Shimamura Co. Ltd.	22,100	$1,849,037
Showa Shell Sekiyu K.K.	88,400	736,636
Suntory Beverage & Food Ltd.	110,500	3,901,041
Takeda Pharmaceutical Co. Ltd.	379,800	15,910,735
Tobu Railway Co. Ltd.	663,000	2,988,625
Toho Co. Ltd.	84,400	1,881,640
Tokyo Gas Co. Ltd.	221,000	1,205,133
TonenGeneral Sekiyu K.K.	221,000	1,849,037
Unicharm Corp.	88,400	2,023,700
United Urban Investment Corp.	1,989	3,195,874
USS Co. Ltd.	172,300	2,486,834
West Japan Railway Co.	132,600	6,330,299
Yamato Holdings Co. Ltd.	282,800	6,379,888
Yamazaki Baking Co. Ltd.	48,000	605,839

		175,814,568
MALAYSIA — 1.18%
Axiata Group Bhd	1,723,800	3,597,939
Hong Leong Bank Bhd	154,700	654,016
IHH Healthcare Bhd	1,193,400	1,735,855
Malayan Banking Bhd	1,016,600	2,843,174
Maxis Bhd	1,436,500	2,943,073
Public Bank Bhd	729,360	4,006,359
Telekom Malaysia Bhd	773,500	1,619,033

		17,399,449
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	704,106	2,139,039

		2,139,039
PERU — 0.14%
Cia. de Minas Buenaventura SAA SP ADR	147,186	1,361,471
Credicorp Ltd.	4,199	695,606

		2,057,077
PHILIPPINES — 0.39%
Bank of the Philippine Islands	611,569	1,293,822
BDO Unibank Inc.	1,065,220	2,590,402
International Container Terminal Services Inc.	404,430	1,044,736
Philippine Long Distance Telephone Co.	13,260	882,917

		5,811,877
QATAR — 0.30%
Ooredoo QSC	17,996	577,782
Qatar National Bank SAQ	61,217	3,850,178

		4,427,960
RUSSIA — 0.09%
Alrosa AO	1,447,600	1,385,494

		1,385,494
SINGAPORE — 1.32%
Oversea-Chinese Banking Corp. Ltd.	489,000	3,931,508
Singapore Airlines Ltd.[a]	442,000	3,655,359
Singapore Press Holdings Ltd.[a]	1,030,000	3,389,873
Singapore Technologies Engineering Ltd.[a]	442,000	1,142,723

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

Singapore Telecommunications Ltd.	1,989,000	$5,950,978
StarHub Ltd.[a]	442,000	1,403,821

		19,474,262
SOUTH KOREA — 0.47%
Dongbu Insurance Co. Ltd.	32,929	1,655,441
Samsung Fire & Marine Insurance Co. Ltd.	13,039	3,648,260
Samsung Life Insurance Co. Ltd.	7,735	851,726
Yuhan Corp.	4,900	769,529

		6,924,956
SWITZERLAND — 5.21%
Barry Callebaut AG Registered	1,723	1,849,073
Chocoladefabriken Lindt & Sprugli AG Registered	68	4,073,648
Givaudan SA Registered[b]	4,220	7,542,128
Kuehne & Nagel International AG Registered	5,967	805,715
Nestle SA Registered	216,908	16,332,823
Novartis AG Registered	157,486	15,282,762
Partners Group Holding AG	7,735	2,227,776
Roche Holding AG Genusschein	21,437	6,438,887
Schindler Holding AG Registered	16,133	2,260,462
SGS SA Registered	2,652	5,752,652
Swiss Prime Site AG Registered[b]	43,758	3,383,468
Swisscom AG Registered	17,724	10,788,922

		76,738,316
TAIWAN — 3.92%
Advanced Semiconductor Engineering Inc.	844,000	1,024,063
Asia Cement Corp.	657,000	842,811
Chang Hwa Commercial Bank Ltd.	3,809,096	2,258,564
Chicony Electronics Co. Ltd.	442,930	1,205,096
China Development Financial Holding Corp.	3,049,000	976,350
Chunghwa Telecom Co. Ltd.	3,165,000	9,511,108
Delta Electronics Inc.	219,000	1,323,306
Far EasTone Telecommunications Co. Ltd.	1,281,000	2,773,310
First Financial Holding Co. Ltd.	5,872,232	3,567,266
Foxconn Technology Co. Ltd.	448,200	1,252,744
HTC Corp.[b]	438,000	1,938,961
Hua Nan Financial Holdings Co. Ltd.	4,746,050	2,737,442
Kinsus Interconnect Technology Corp.	221,000	810,518
Lite-On Technology Corp.	1,509,261	1,828,816
MediaTek Inc.	221,760	3,332,043
SinoPac Financial Holdings Co. Ltd.	5,746,330	2,413,839
Synnex Technology International Corp.	876,000	1,273,770
Taiwan Business Bank Ltd.[b]	3,186,800	930,888
Taiwan Cooperative Financial Holding Co. Ltd.	4,642,062	2,444,967
Taiwan Mobile Co. Ltd.	1,326,000	4,216,121
Taiwan Semiconductor Manufacturing Co. Ltd.	2,210,000	10,104,693
Yulon Motor Co. Ltd.	633,000	951,111

		57,717,787
THAILAND — 0.74%
Advanced Information Service PCL NVDR	347,600	2,519,531
BTS Group Holdings PCL NVDR	4,022,200	1,224,973
CP All PCL NVDR	1,436,500	1,924,958
PTT Exploration & Production PCL NVDR	457,200	1,886,725
PTT PCL NVDR	287,300	3,351,177

		10,907,364

Security	Shares	Value

UNITED ARAB EMIRATES — 0.24%
DP World Ltd.	40,172	$850,040
First Gulf Bank PJSC	178,568	872,652
National Bank of Abu Dhabi PJSC	484,528	1,780,844

		3,503,536
UNITED KINGDOM — 2.54%
Capita PLC	44,586	747,116
Compass Group PLC	423,657	7,231,804
Fresnillo PLC	169,949	1,894,979
GlaxoSmithKline PLC	247,078	5,746,009
Inmarsat PLC	219,229	2,727,707
Randgold Resources Ltd.	65,858	4,386,415
Reckitt Benckiser Group PLC	55,692	4,583,226
Royal Dutch Shell PLC Class B	36,852	1,282,940
Sky PLC	394,043	5,751,290
SSE PLC	121,329	3,116,121

		37,467,607
UNITED STATES — 50.33%
Abbott Laboratories	249,067	11,085,972
Accenture PLC Class A	14,144	1,221,052
Actavis PLC[b]	3,094	837,267
Airgas Inc.	7,022	811,954
Alleghany Corp.[b]	10,387	4,742,081
Altria Group Inc.	151,498	7,614,289
American Tower Corp.	38,896	4,084,469
American Water Works Co. Inc.	28,067	1,488,954
AmerisourceBergen Corp.	150,722	13,723,238
Arch Capital Group Ltd.[b]	101,660	5,827,151
AT&T Inc.	244,971	8,667,074
Automatic Data Processing Inc.	255,034	21,841,112
AutoZone Inc.[b]	19,669	11,362,978
Becton, Dickinson and Co.	77,129	10,823,513
Berkshire Hathaway Inc. Class Bb	40,001	5,947,749
Bristol-Myers Squibb Co.	143,429	8,469,482
C.H. Robinson Worldwide Inc.	16,305	1,202,331
C.R. Bard Inc.	45,084	7,544,807
Chevron Corp.	6,584	716,800
Chipotle Mexican Grill Inc.[b]	3,798	2,520,429
Chubb Corp. (The)	98,566	10,157,226
Church & Dwight Co. Inc.	102,968	7,898,675
Clorox Co. (The)	80,886	8,219,635
Coca-Cola Co. (The)	125,749	5,637,328
Colgate-Palmolive Co.	211,633	14,727,540
Consolidated Edison Inc.	221,000	13,956,150
Costco Wholesale Corp.	11,444	1,626,421
Crown Castle International Corp.	49,725	4,131,650
DaVita HealthCare Partners Inc.[b]	45,305	3,467,192
Dollar General Corp.[b]	48,711	3,250,972
Dollar Tree Inc.[b]	63,206	4,320,762
Dominion Resources Inc.	146,523	10,630,244
Duke Energy Corp.	152,269	12,318,562
Ecolab Inc.	80,002	8,716,218
Eli Lilly and Co.	168,181	11,456,490
Everest Re Group Ltd.	34,697	6,085,507
Express Scripts Holding Co.[b]	49,946	4,153,010
Exxon Mobil Corp.	137,020	12,405,791
Facebook Inc. Class Ab	10,166	789,898
Family Dollar Stores Inc.	77,350	6,114,518

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

Federal Realty Investment Trust	48,841	$6,479,247
General Mills Inc.	362,076	19,099,509
Genuine Parts Co.	17,935	1,843,359
Health Care REIT Inc.	83,538	6,153,409
Henry Schein Inc.[b]	65,416	8,975,075
Hershey Co. (The)	64,532	6,471,269
Hormel Foods Corp.	73,814	3,918,047
Intel Corp.	37,570	1,399,483
International Business Machines Corp.	38,233	6,200,246
Intuit Inc.	82,433	7,737,986
J.B. Hunt Transport Services Inc.	30,719	2,535,239
J.M. Smucker Co. (The)	33,971	3,484,405
Johnson & Johnson	199,784	21,626,618
Kellogg Co.	164,158	10,875,468
Kimberly-Clark Corp.	124,279	14,489,689
Laboratory Corp. of America Holdings[b]	57,018	5,966,364
Marsh & McLennan Companies Inc.	211,055	11,943,602
McCormick & Co. Inc. NVS	89,464	6,649,859
McDonald’s Corp.	202,215	19,576,434
McKesson Corp.	15,691	3,307,035
Merck & Co. Inc.	220,779	13,335,052
Microsoft Corp.	110,279	5,272,439
Motorola Solutions Inc.	66,742	4,386,284
Newmont Mining Corp.	254,044	4,674,410
NextEra Energy Inc.	16,305	1,702,079
O’Reilly Automotive Inc.[b]	24,482	4,473,841
OGE Energy Corp.	19,890	709,874
Omnicare Inc.	39,338	2,766,248
PartnerRe Ltd.	34,255	3,991,050
Patterson Companies Inc.	62,985	3,034,617
Paychex Inc.	247,078	11,713,968
People’s United Financial Inc.	238,430	3,523,995
PepsiCo Inc.	137,361	13,749,836
Perrigo Co. PLC	14,365	2,301,129
PetSmart Inc.	53,261	4,194,836
Pfizer Inc.	176,579	5,500,436
PG&E Corp.	167,518	8,459,659
Procter & Gamble Co. (The)	164,791	14,902,050
Public Storage	13,260	2,487,974
QUALCOMM Inc.	128,180	9,344,322
Range Resources Corp.	14,365	943,062
RenaissanceRe Holdings Ltd.[a]	30,498	2,986,364
Republic Services Inc.	103,649	4,105,537
Reynolds American Inc.	22,788	1,501,957
Ross Stores Inc.	14,931	1,365,888
SBA Communications Corp. Class Ab	62,245	7,573,349
SCANA Corp.	18,343	1,046,101
Sherwin-Williams Co. (The)	5,525	1,352,852
Southern Co. (The)	437,138	20,733,455
Starbucks Corp.	63,869	5,186,802
Stericycle Inc.[a,b]	63,869	8,233,991
Synopsys Inc.[b]	117,572	5,101,449
Sysco Corp.	27,008	1,087,342
Target Corp.	135,252	10,008,648
TJX Companies Inc. (The)	84,567	5,594,953
Travelers Companies Inc. (The)	56,355	5,886,280
Union Pacific Corp.	22,591	2,637,951
United Parcel Service Inc. Class B	68,068	7,482,035
UnitedHealth Group Inc.	42,432	4,185,068
Varian Medical Systems Inc.[b]	28,509	2,523,332
Verisk Analytics Inc. Class Ab	95,251	5,903,657
Verizon Communications Inc.	322,830	16,331,970
VF Corp.	14,559	1,094,400

Security	Shares	Value

Visa Inc. Class A	16,133	$4,165,379
W.R. Berkley Corp.	81,770	4,271,665
Wal-Mart Stores Inc.	165,213	14,462,746
Waste Management Inc.	200,005	9,746,244
Wisconsin Energy Corp.	170,170	8,406,398
Xcel Energy Inc.	214,370	7,275,718
Yum! Brands Inc.	12,597	973,118

		742,020,644

TOTAL COMMON STOCKS (Cost: $1,283,970,544)		1,466,357,987

PREFERRED STOCKS — 0.17%

COLOMBIA — 0.17%
Grupo Aval Acciones y Valores SA	2,533,765	1,610,067
Grupo de Inversiones Suramericana SA	48,178	865,049

		2,475,116

TOTAL PREFERRED STOCKS (Cost: $2,703,466)		2,475,116

SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	28,472,372	28,472,372
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,618,892	1,618,892
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,315,419	10,315,419

		40,406,683

TOTAL SHORT-TERM INVESTMENTS (Cost: $40,406,683)		40,406,683

TOTAL INVESTMENTS IN SECURITIES — 102.37% (Cost: $1,327,080,693)		1,509,239,786
Other Assets, Less Liabilities — (2.37)%		(34,911,272)

NET ASSETS — 100.00%		$1,474,328,514

NVDR  —  Non-Voting Depositary Receipts

NVS  —   Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.96%

AIR FREIGHT & LOGISTICS — 0.34%
Toll Holdings Ltd.	1,287,315	$6,196,802

		6,196,802
AIRLINES — 0.09%
Qantas Airways Ltd.[a]	1,037,258	1,699,776

		1,699,776
BEVERAGES — 0.74%
Coca-Cola Amatil Ltd.	1,081,859	8,439,572
Treasury Wine Estates Ltd.	1,226,631	4,962,447

		13,402,019
BIOTECHNOLOGY — 3.48%
CSL Ltd.	896,532	63,181,752

		63,181,752
CAPITAL MARKETS — 1.50%
Macquarie Group Ltd.	546,099	27,233,964

		27,233,964
CHEMICALS — 1.02%
Incitec Pivot Ltd.	3,126,415	7,604,928
Orica Ltd.	702,675	10,915,144

		18,520,072
COMMERCIAL BANKS — 36.18%
Australia and New Zealand Banking Group Ltd.	5,207,433	141,869,866
Bank of Queensland Ltd.	684,821	7,200,976
Bendigo & Adelaide Bank Ltd.	847,226	9,234,083
Commonwealth Bank of Australia	3,062,792	211,009,614
National Australia Bank Ltd.	4,469,118	124,349,203
Westpac Banking Corp.	5,873,223	163,166,527

		656,830,269
COMMERCIAL SERVICES & SUPPLIES — 1.35%
Brambles Ltd.	2,953,524	24,502,498

		24,502,498
CONSTRUCTION & ENGINEERING — 0.18%
Leighton Holdings Ltd.	192,377	3,305,221

		3,305,221
CONSTRUCTION MATERIALS — 0.82%
Boral Ltd.	1,478,647	6,171,304
James Hardie Industries SE	840,402	8,679,127

		14,850,431

Security	Shares	Value

CONTAINERS & PACKAGING — 1.30%
Amcor Ltd.	2,279,517	$23,658,107

		23,658,107
DIVERSIFIED FINANCIAL SERVICES — 0.62%
ASX Ltd.	365,716	11,236,991

		11,236,991
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.38%
Telstra Corp. Ltd.	8,227,062	39,954,033
TPG Telecom Ltd.	526,325	3,328,709

		43,282,742
ELECTRIC UTILITIES — 0.20%
AusNet Services	3,235,270	3,644,920

		3,644,920
ENERGY EQUIPMENT & SERVICES — 0.21%
WorleyParsons Ltd.	396,365	3,761,869

		3,761,869
FOOD & STAPLES RETAILING — 7.82%
Metcash Ltd.[b]	1,706,419	3,801,279
Wesfarmers Ltd.	2,122,368	75,029,888
Woolworths Ltd.	2,380,026	63,215,689

		142,046,856
GAS UTILITIES — 0.58%
APA Group	1,578,795	10,604,839

		10,604,839
HEALTH CARE EQUIPMENT & SUPPLIES — 0.35%
Cochlear Ltd.	107,794	6,398,752

		6,398,752
HEALTH CARE PROVIDERS & SERVICES — 1.48%
Healthscope Ltd.[a]	2,126,836	4,737,815
Ramsay Health Care Ltd.	248,135	11,468,063
Sonic Healthcare Ltd.	719,305	10,713,024

		26,918,902
HOTELS, RESTAURANTS & LEISURE — 1.38%
Crown Resorts Ltd.	687,995	8,443,991
Flight Centre Travel Group Ltd.	104,779	3,615,610
Tabcorp Holdings Ltd.	1,441,060	5,018,175
Tatts Group Ltd.	2,710,426	7,888,520

		24,966,296
INSURANCE — 5.74%
AMP Ltd.	5,587,387	26,896,232
Insurance Australia Group Ltd.	4,423,490	24,049,611

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2014

Security	Shares	Value

QBE Insurance Group Ltd.	2,535,060	$23,497,500
Suncorp Group Ltd.	2,430,485	29,747,172

		104,190,515
IT SERVICES — 0.49%
Computershare Ltd.	893,103	8,804,144

		8,804,144
MEDIA — 0.21%
REA Group Ltd.	99,528	3,858,300

		3,858,300
METALS & MINING — 12.85%
Alumina Ltd.[a]	4,771,052	6,800,396
BHP Billiton Ltd.	6,067,123	160,112,733
Fortescue Metals Group Ltd.	2,941,098	7,380,069
Iluka Resources Ltd.	790,836	4,623,603
Newcrest Mining Ltd.[a]	1,447,996	12,778,842
Rio Tinto Ltd.	823,181	41,522,778

		233,218,421
MULTI-UTILITIES — 0.78%
AGL Energy Ltd.	1,272,399	14,237,364

		14,237,364
MULTILINE RETAIL — 0.18%
Harvey Norman Holdings Ltd.	1,006,226	3,169,024

		3,169,024
OIL, GAS & CONSUMABLE FUELS — 4.80%
Caltex Australia Ltd.	255,025	6,584,332
Origin Energy Ltd.	2,084,871	21,798,111
Santos Ltd.	1,847,966	15,930,116
Woodside Petroleum Ltd.	1,400,786	42,741,664

		87,054,223
PROFESSIONAL SERVICES — 0.67%
ALS Ltd.	746,871	3,212,771
Seek Ltd.	610,996	8,912,181

		12,124,952
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.32%
BGP Holdings PLC[a]	18,888,372	236
Dexus Property Group	1,710,593	10,380,538
Federation Centres	2,704,522	6,394,018
Goodman Group	3,297,224	15,337,287
GPT Group (The)	3,183,961	11,250,496
Mirvac Group	6,984,280	10,461,702
Novion Property Group	4,033,644	7,332,984
Scentre Group[a]	10,057,992	29,788,206
Stockland	4,436,957	15,602,207
Westfield Corp.	3,729,382	26,387,302

		132,934,976

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.75%
Lend Lease Group	1,036,350	$13,559,766

		13,559,766
ROAD & RAIL — 1.38%
Asciano Ltd.	1,842,576	9,247,116
Aurizon Holdings Ltd.	4,037,489	15,886,048

		25,133,164
TRANSPORTATION INFRASTRUCTURE — 1.77%
Sydney Airport	2,051,432	7,773,985
Transurban Group	3,421,248	24,265,495

		32,039,480

TOTAL COMMON STOCKS (Cost: $1,921,210,668)		1,796,567,407

RIGHTS — 0.00%

MULTILINE RETAIL — 0.00%
Harvey Norman Holdings Ltd.[a]	45,738	70,266

		70,266

TOTAL RIGHTS (Cost: $0)		70,266

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	299,713	299,713
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	17,041	17,041
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	51,940	51,940

		368,694

TOTAL SHORT-TERM INVESTMENTS (Cost: $368,694)		368,694

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 98.98% (Cost: $1,921,579,362)	$1,797,006,367
Other Assets, Less Liabilities — 1.02%	18,543,229

NET ASSETS — 100.00%	$1,815,549,596

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	161	Dec. 2014	Sydney Futures	$18,337,834	$(605,570)

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.52%

AEROSPACE & DEFENSE — 0.24%
FACC AGa	16,074	$149,108

		149,108
AIR FREIGHT & LOGISTICS — 4.16%
Oesterreichische Post AG	53,238	2,593,706

		2,593,706
BUILDING PRODUCTS — 4.12%
Wienerberger AG	186,694	2,571,799

		2,571,799
CHEMICALS — 1.63%
Lenzing AGb	15,048	1,013,768

		1,013,768
COMMERCIAL BANKS — 21.20%
Erste Group Bank AG	383,306	10,407,536
Raiffeisen International Bank Holding AG	135,660	2,814,165

		13,221,701
CONSTRUCTION MATERIALS — 1.57%
RHI AG	41,724	980,747

		980,747
CONTAINERS & PACKAGING — 2.54%
Mayr-Melnhof Karton AGb	15,200	1,584,332

		1,584,332
ELECTRIC UTILITIES — 1.45%
EVN AG	70,528	901,218

		901,218
ELECTRICAL EQUIPMENT — 1.67%
Zumtobel Group AG	52,516	1,038,666

		1,038,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.74%
Austria Technologie & Systemtechnik AG	59,660	670,120
Kapsch TrafficCom AGa	16,606	415,072

		1,085,192
ENERGY EQUIPMENT & SERVICES — 2.41%
Schoeller-Bleckmann Oilfield Equipment AG	18,924	1,501,605

		1,501,605

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.64%
DO & Co. AG	5,586	$401,810

		401,810
INSURANCE — 7.42%
UNIQA Insurance Group AG	174,534	1,834,222
Vienna Insurance Group AG	56,050	2,795,338

		4,629,560
MACHINERY — 10.86%
Andritz AG	95,836	5,192,336
Palfinger AG	29,146	690,362
Semperit AG Holding	20,140	888,807

		6,771,505
METALS & MINING — 10.91%
AMAG Austria Metall AGc	17,252	566,607
Voestalpine AG	149,796	6,237,221

		6,803,828
OIL, GAS & CONSUMABLE FUELS — 9.13%
OMV AG	196,346	5,693,459

		5,693,459
REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.10%
BUWOG AGa	69,388	1,314,838
CA Immobilien Anlagen AGa	127,680	2,522,880
conwert Immobilien Invest SEa	105,640	1,280,349
IMMOEAST AG Escrow[a]	998,769	13
IMMOFINANZ AGa	947,644	2,848,307
IMMOFINANZ AG Escrow[a]	897,599	11
S IMMO AG	108,262	824,095

		8,790,493
TRANSPORTATION INFRASTRUCTURE — 2.73%
Flughafen Wien AG	17,594	1,704,237

		1,704,237

TOTAL COMMON STOCKS (Cost: $85,665,328)		61,436,734

SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	572,273	572,273
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	32,539	32,539

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	31,157	$31,157

		635,969

TOTAL SHORT-TERM INVESTMENTS (Cost: $635,969)		635,969

TOTAL INVESTMENTS IN SECURITIES — 99.54% (Cost: $86,301,297)		62,072,703
Other Assets, Less Liabilities — 0.46%		289,382

NET ASSETS — 100.00%		$62,362,085

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.66%

AIR FREIGHT & LOGISTICS — 1.42%
bpost SA	74,562	$1,938,993

		1,938,993
BEVERAGES — 23.02%
Anheuser-Busch InBev NV	266,560	31,389,712

		31,389,712
BIOTECHNOLOGY — 1.68%
Ablynx NVa	138,006	1,538,083
ThromboGenics NVa,b	88,638	745,879

		2,283,962
CAPITAL MARKETS — 1.83%
GIMV NV	28,356	1,325,625
RHJ International SAa	208,001	1,166,869

		2,492,494
CHEMICALS — 8.27%
Solvay SA	46,068	6,346,088
Tessenderlo Chemie NVa	42,332	1,095,043
Umicore SA	94,203	3,840,227

		11,281,358
COMMERCIAL BANKS — 7.90%
KBC Groep NVa	187,772	10,767,951

		10,767,951
COMMUNICATIONS EQUIPMENT — 0.63%
EVS Broadcast Equipment SA	25,602	859,358

		859,358
CONSTRUCTION & ENGINEERING — 1.42%
Compagnie d’Entreprises CFE SA	18,006	1,936,967

		1,936,967
DISTRIBUTORS — 0.97%
SA D’Ieteren NV	34,170	1,328,632

		1,328,632
DIVERSIFIED FINANCIAL SERVICES — 7.63%
Ackermans & van Haaren NV	24,231	2,981,789
Groupe Bruxelles Lambert SA	63,622	5,770,119
KBC Ancora SCA[a]	49,726	1,652,677

		10,404,585

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.96%
Belgacom SA	136,379	$5,397,184

		5,397,184
ELECTRIC UTILITIES — 1.34%
Elia System Operator SA	36,312	1,825,899

		1,825,899
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.93%
Barco NV	17,748	1,267,572

		1,267,572
FOOD & STAPLES RETAILING — 6.70%
Colruyt SA	66,912	3,119,752
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	81,975	6,007,991

		9,127,743
HEALTH CARE EQUIPMENT & SUPPLIES — 1.26%
Ion Beam Applications SAa	99,348	1,721,545

		1,721,545
HEALTH CARE PROVIDERS & SERVICES — 1.16%
Arseus NV	38,352	1,580,409

		1,580,409
HEALTH CARE TECHNOLOGY — 0.88%
Agfa-Gevaert NVa	497,352	1,197,266

		1,197,266
INSURANCE — 4.48%
Ageas	170,526	6,113,978

		6,113,978
IT SERVICES — 0.70%
Econocom Group SA/NV	135,966	952,601

		952,601
MARINE — 0.63%
Compagnie Maritime Belge SA	43,860	863,913

		863,913
MEDIA — 3.39%
Kinepolis Group NV	42,716	1,722,699
Telenet Group Holding NVa	50,694	2,905,196

		4,627,895
METALS & MINING — 2.91%
NV Bekaert SA	51,816	1,764,128
Nyrstar NVa,b	636,480	2,149,504
Viohalco SAa	20,080	50,040

		3,963,672

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.25%
Euronav SAa	166,362	$2,046,990
Exmar NV	79,764	1,020,231

		3,067,221
PERSONAL PRODUCTS — 0.88%
Ontex Group NVa	45,492	1,195,785

		1,195,785
PHARMACEUTICALS — 6.24%
Galapagos NVa,b	54,876	885,240
UCB SA	96,857	7,616,705

		8,501,945
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.66%
Befimmo SA	24,719	1,896,413
Cofinimmo SA	18,722	2,188,571
Intervest Offices & Warehouses NV	32,640	905,977
Warehouses De Pauw SCA	18,972	1,356,646

		6,347,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.47%
Melexis NV	43,241	2,008,012

		2,008,012
WIRELESS TELECOMMUNICATION SERVICES — 1.05%
Mobistar SAa	59,874	1,430,512

		1,430,512

TOTAL COMMON STOCKS
(Cost: $136,790,527)		135,874,771

RIGHTS — 0.05%

CHEMICALS — 0.05%
Tessenderlo Chemie NVa	42,534	70,523

		70,523

TOTAL RIGHTS
(Cost: $0)		70,523

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	439,837	439,837
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	25,008	25,008

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	27,767	$27,767

		492,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $492,612)		492,612

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $137,283,139)		136,437,906
Other Assets, Less Liabilities — (0.07)%		(99,233)

NET ASSETS — 100.00%		$136,338,673

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 59.37%

AEROSPACE & DEFENSE — 1.69%
Embraer SA	9,468,332	$86,889,373

		86,889,373
BEVERAGES — 7.51%
AMBEV SA	58,897,760	385,251,550

		385,251,550
CAPITAL MARKETS — 0.81%
CETIP SA — Mercados Organizados	3,241,883	41,756,052

		41,756,052
COMMERCIAL BANKS — 4.93%
Banco Bradesco SA	6,519,420	96,574,627
Banco do Brasil SA	10,607,297	122,088,607
Banco Santander Brasil SA Units	5,948,000	34,172,629

		252,835,863
CONTAINERS & PACKAGING — 0.77%
Klabin SA	7,247,120	39,245,094

		39,245,094
DIVERSIFIED CONSUMER SERVICES — 3.53%
Estacio Participacoes SA	4,469,400	48,388,644
Kroton Educacional SA	19,097,264	132,922,087

		181,310,731
DIVERSIFIED FINANCIAL SERVICES — 2.05%
BM&F Bovespa SA	25,651,100	104,952,386

		104,952,386
ELECTRIC UTILITIES — 1.48%
Centrais Eletricas Brasileiras SA	5,576,399	13,031,549
CPFL Energia SA	3,978,400	30,439,729
EDP Energias do Brasil SA	4,682,300	18,358,041
Transmissora Alianca de Energia Eletrica SA	1,875,800	14,199,297

		76,028,616
FOOD & STAPLES RETAILING — 0.64%
Raia Drogasil SA	3,469,800	32,865,480

		32,865,480
FOOD PRODUCTS — 5.76%
BRF SA	8,566,650	220,813,090
JBS SA	11,099,522	51,704,844
M Dias Branco SA	600,600	22,778,525

		295,296,459

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.87%
Odontoprev SA	2,765,500	$10,359,688
Qualicorp SAa	3,184,100	34,361,903

		44,721,591
HOUSEHOLD DURABLES — 0.44%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,672,100	22,580,169

		22,580,169
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.68%
Tractebel Energia SA	2,606,400	35,078,468

		35,078,468
INSURANCE — 2.97%
BB Seguridade Participacoes SA	8,625,300	112,401,281
Porto Seguro SA	1,984,100	23,961,240
Sul America SA Units	3,281,950	16,180,107

		152,542,628
INTERNET & CATALOG RETAIL — 0.42%
B2W Companhia Global do Varejo[a]	1,926,800	21,384,372

		21,384,372
IT SERVICES — 3.27%
Cielo SA	9,828,164	167,678,348

		167,678,348
MACHINERY — 0.98%
WEG SA	4,268,330	50,337,480

		50,337,480
METALS & MINING — 3.01%
Companhia Siderurgica Nacional SA	11,526,054	27,114,337
Vale SA	14,046,200	127,045,849

		154,160,186
MULTILINE RETAIL — 1.41%
Lojas Americanas SA	3,215,150	16,350,018
Lojas Renner SA	1,888,300	56,186,097

		72,536,115
OIL, GAS & CONSUMABLE FUELS — 5.74%
Cosan SA Industria e Comercio	2,098,690	25,988,708
Petroleo Brasileiro SA	34,128,344	160,967,132
Ultrapar Participacoes SA	5,044,000	107,789,911

		294,745,751
PAPER & FOREST PRODUCTS — 1.06%
Duratex SA	2,780,311	9,055,263
Fibria Celulose SAa	3,795,226	45,421,019

		54,476,282

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2014

Security	Shares	Value

PERSONAL PRODUCTS — 1.45%
Hypermarcas SAa	5,509,100	$37,104,437
Natura Cosmeticos SA	2,723,100	37,283,336

		74,387,773
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.45%
BR Malls Participacoes SA	6,570,000	47,055,181
Multiplan Empreendimentos Imobiliarios SA	1,362,600	27,299,077

		74,354,258
ROAD & RAIL — 0.64%
Localiza Rent A Car SA	2,405,040	32,676,540

		32,676,540
SOFTWARE — 0.55%
Totvs SA	2,051,200	28,291,041

		28,291,041
SPECIALTY RETAIL — 0.39%
Via Varejo SAa	2,292,800	20,168,416

		20,168,416
TOBACCO — 0.90%
Souza Cruz SA	5,820,000	46,315,095

		46,315,095
TRANSPORTATION INFRASTRUCTURE — 2.03%
CCR SA	12,674,600	86,840,974
EcoRodovias Infraestrutura e Logistica SA	3,991,700	17,044,972

		103,885,946
WATER UTILITIES — 0.77%
Companhia de Saneamento Basico do Estado de Sao Paulo	5,290,800	39,454,307

		39,454,307
WIRELESS TELECOMMUNICATION SERVICES — 1.17%
TIM Participacoes SA	12,452,290	60,230,016

		60,230,016

TOTAL COMMON STOCKS
(Cost: $2,328,535,127)		3,046,436,386

PREFERRED STOCKS — 40.37%

CHEMICALS — 0.41%
Braskem SA Class A	2,813,336	21,023,162

		21,023,162
COMMERCIAL BANKS — 21.39%
Banco Bradesco SA	26,369,936	404,959,014

Security	Shares	Value

Banco do Estado do Rio Grande do Sul SA Class B	3,433,210	$19,951,148
Itau Unibanco Holding SA	35,164,811	526,915,900
Itausa — Investimentos Itau SA	35,799,429	145,640,813

		1,097,466,875
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.20%
Oi SA	48,286,493	25,867,262
Telefonica Brasil SA	4,270,974	87,059,197

		112,926,459
ELECTRIC UTILITIES — 1.90%
Centrais Eletricas Brasileiras SA Class B	4,220,151	12,647,101
Companhia Energetica de Minas Gerais	10,992,290	60,080,916
Companhia Paranaense de Energia Class B	1,800,100	24,667,041

		97,395,058
FOOD & STAPLES RETAILING — 1.64%
Companhia Brasileira de Distribuicao	1,990,364	83,831,639

		83,831,639
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.88%
AES Tiete SA	2,061,800	15,335,140
Companhia Energetica de Sao Paulo Class B	2,984,870	29,975,578

		45,310,718
METALS & MINING — 5.60%
Bradespar SA	3,928,900	22,999,481
Gerdau SA	12,878,046	54,490,674
Metalurgica Gerdau SA	4,725,090	23,826,758
Usinas Siderurgicas de Minas Gerais SA Class A	7,247,600	14,629,964
Vale SA Class A	22,070,000	171,347,606

		287,294,483
MULTILINE RETAIL — 0.96%
Lojas Americanas SA	7,509,606	49,324,560

		49,324,560
OIL, GAS & CONSUMABLE FUELS — 4.92%
Petroleo Brasileiro SA	50,810,878	252,471,512

		252,471,512
PAPER & FOREST PRODUCTS — 0.47%
Suzano Papel e Celulose SA Class A	5,718,200	24,150,935

		24,150,935

TOTAL PREFERRED STOCKS
(Cost: $1,673,593,042)		2,071,195,401

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,801,046	$1,801,046

		1,801,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,801,046)		1,801,046

TOTAL INVESTMENTS IN SECURITIES — 99.77%
(Cost: $4,003,929,215)		5,119,432,833
Other Assets, Less Liabilities — 0.23%		11,582,675

NET ASSETS — 100.00%		$5,131,015,508

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

31

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 89.57%

BRAZIL — 13.65%
AMBEV SA	966,965	$6,324,939
B2W Companhia Global do Varejo[a]	35,800	397,322
Banco Bradesco SA	143,290	2,122,609
Banco do Brasil SA	179,089	2,061,291
Banco Santander Brasil SA Units	89,500	514,198
BB Seguridade Participacoes SA	145,800	1,900,004
BM&F Bovespa SA	393,869	1,611,529
BR Malls Participacoes SA	89,500	641,010
BRF SA	143,200	3,691,108
CCR SA	179,000	1,226,432
Centrais Eletricas Brasileiras SA	72,000	168,258
CETIP SA — Mercados Organizados	36,347	468,156
Cielo SA	143,368	2,446,002
Companhia de Saneamento Basico do Estado de Sao Paulo	71,600	533,932
Companhia Siderurgica Nacional SA	143,200	336,869
Cosan SA Industria e Comercio	35,800	443,322
CPFL Energia SA	53,700	410,872
Cyrela Brazil Realty SA Empreendimentos e Participacoes	53,700	259,531
Duratex SA	60,148	195,898
EcoRodovias Infraestrutura e Logistica SA	35,800	152,870
EDP Energias do Brasil SA	53,700	210,543
Embraer SA	143,200	1,314,124
Estacio Participacoes SA	53,700	581,391
Fibria Celulose SAa	53,741	643,169
Hypermarcas SAa	71,600	482,234
JBS SA	161,152	750,694
Klabin SA	107,400	581,600
Kroton Educacional SA	286,464	1,993,866
Localiza Rent A Car SA	35,860	487,219
Lojas Americanas SA	23,200	117,979
Lojas Renner SA	17,900	532,612
Multiplan Empreendimentos Imobiliarios SA	17,900	358,618
Natura Cosmeticos SA	35,800	490,156
Odontoprev SA	53,700	201,163
Petroleo Brasileiro SA	608,600	2,870,476
Porto Seguro SA	17,900	216,172
Qualicorp SAa	35,800	386,343
Raia Drogasil SA	53,750	509,113
Souza Cruz SA	89,500	712,234
Sul America SA Units	35,872	176,850
TIM Participacoes SA	179,069	866,132
Totvs SA	17,900	246,885
Tractebel Energia SA	35,800	481,818
Transmissora Alianca de Energia Eletrica SA	18,500	140,040
Ultrapar Participacoes SA	71,600	1,530,087
Vale SA	268,500	2,428,544
Via Varejo SAa	19,200	168,891
WEG SA	66,420	783,308

		46,168,413
CHINA — 49.29%
AAC Technologies Holdings Inc.[b]	179,000	1,053,688
Agricultural Bank of China Ltd. Class H	4,296,000	2,038,592
Air China Ltd. Class H	366,000	280,812
Alibaba Health Information Technology Ltd.[a]	762,000	536,495

Security	Shares	Value

Alibaba Pictures Group Ltd.[a]	1,890,000	$392,379
Aluminum Corp. of China Ltd. Class Ha,b	716,000	311,144
Anhui Conch Cement Co. Ltd. Class Hb	268,500	908,849
Anta Sports Products Ltd.	179,040	370,778
Bank of China Ltd. Class H	16,110,000	8,309,478
Bank of Communications Co. Ltd. Class H	1,794,200	1,487,647
BBMG Corp. Class H	268,500	221,932
Beijing Capital International Airport Co. Ltd. Class H	358,000	279,752
Beijing Enterprises Holdings Ltd.	89,500	714,384
Beijing Enterprises Water Group Ltd.	1,074,000	738,159
Belle International Holdings Ltd.	895,000	1,016,757
Brilliance China Automotive Holdings Ltd.	716,000	1,220,570
BYD Co. Ltd. Class Hb	89,500	543,001
China Agri-Industries Holdings Ltd.[b]	373,800	145,086
China Cinda Asset Management Co. Ltd.[a]	1,074,000	573,354
China CITIC Bank Corp. Ltd. Class H	1,611,000	1,198,642
China Coal Energy Co. Class Hb	716,000	446,865
China Communications Construction Co. Ltd. Class H	895,000	895,577
China Communications Services Corp. Ltd. Class H	358,800	174,889
China Construction Bank Corp. Class H	14,678,370	11,129,441
China COSCO Holdings Co. Ltd. Class Ha,b	537,000	263,826
China Everbright Bank Co. Ltd.	537,000	274,213
China Everbright International Ltd.[b]	537,000	826,793
China Everbright Ltd.	358,000	830,025
China Galaxy Securities Co. Ltd. Class H	358,000	367,925
China Gas Holdings Ltd.	358,000	668,451
China Huishan Dairy Holdings Co. Ltd.[b]	1,253,000	263,364
China International Marine Containers (Group) Co. Ltd. Class H	107,400	244,576
China Life Insurance Co. Ltd. Class H	1,432,000	4,976,454
China Longyuan Power Group Corp. Ltd. Class H	537,000	577,509
China Medical System Holdings Ltd.	179,000	304,219
China Mengniu Dairy Co. Ltd.	179,000	725,925
China Merchants Bank Co. Ltd. Class H	984,956	2,039,767
China Merchants Holdings International Co. Ltd.	358,000	1,225,648
China Minsheng Banking Corp. Ltd. Class H	1,342,500	1,474,932
China Mobile Ltd.	1,253,000	15,438,317
China National Building Material Co. Ltd. Class H	716,000	699,843
China Oilfield Services Ltd. Class H	368,000	648,211
China Overseas Land & Investment Ltd.	716,800	2,153,635
China Pacific Insurance (Group) Co. Ltd. Class H	537,000	2,250,484
China Petroleum & Chemical Corp. Class H	5,218,600	4,273,128
China Railway Construction Corp. Ltd. Class H	358,000	411,319
China Railway Group Ltd. Class H	716,000	518,881
China Resources Cement Holdings Ltd.	358,000	245,591
China Resources Enterprise Ltd.	358,000	746,930
China Resources Gas Group Ltd.[b]	211,000	593,140
China Resources Land Ltd.	358,000	904,810
China Resources Power Holdings Co. Ltd.[b]	358,200	1,043,884
China Shenhua Energy Co. Ltd. Class H	716,000	2,035,822
China Shipping Container Lines Co. Ltd. Class Ha	716,000	210,507
China South City Holdings Ltd.	358,000	184,193
China State Construction International Holdings Ltd.	358,000	543,809
China Taiping Insurance Holdings Co. Ltd.[a,b]	216,640	558,711
China Telecom Corp. Ltd. Class H	2,864,000	1,735,758
China Unicom (Hong Kong) Ltd.	1,075,900	1,637,088
China Vanke Co. Ltd.[a]	282,801	579,095
Chongqing Changan Automobile Co. Ltd.	179,000	379,697
Chongqing Rural Commercial Bank Co. Ltd. Class H	537,000	303,988
CITIC Ltd.	361,000	629,364
CITIC Securities Co. Ltd. Class H	179,000	525,113
CNOOC Ltd.	3,580,000	5,234,971
COSCO Pacific Ltd.	358,000	486,566
Country Garden Holdings Co. Ltd.	1,074,046	448,731

32

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2014

Security	Shares	Value

CSPC Pharmaceutical Group Ltd.	358,000	$318,530
CSR Corp Ltd. Class H	371,000	377,458
Datang International Power Generation Co. Ltd. Class H	716,000	402,548
Dongfeng Motor Group Co. Ltd. Class H	716,000	1,089,465
ENN Energy Holdings Ltd.	124,000	757,911
Evergrande Real Estate Group Ltd.[b]	1,253,000	508,956
Far East Horizon Ltd.	358,000	333,302
Fosun International Ltd.	358,000	437,171
Franshion Properties (China) Ltd.[b]	716,000	202,197
GCL-Poly Energy Holdings Ltd.[a,b]	2,148,000	584,433
Geely Automobile Holdings Ltd.	895,000	388,930
GOME Electrical Appliances Holdings Ltd.	2,148,400	315,819
Great Wall Motor Co. Ltd. Class H	234,500	1,182,328
Guangdong Investment Ltd.	358,000	493,952
Guangzhou Automobile Group Co. Ltd. Class H	358,454	339,272
Guangzhou R&F Properties Co. Ltd. Class H	214,800	265,349
Haier Electronics Group Co. Ltd.	209,000	583,475
Haitian International Holdings Ltd.	179,000	380,851
Haitong Securities Co. Ltd. Class H	286,400	609,362
Hanergy Thin Film Power Group Ltd.[b]	2,506,000	630,135
Hengan International Group Co. Ltd.	179,000	1,940,032
Huadian Power International Corp. Ltd. Class H	358,000	292,678
Huaneng Power International Inc. Class H	716,000	839,257
Industrial and Commercial Bank of China Ltd. Class H	15,036,050	10,198,533
Inner Mongolia Yitai Coal Co. Ltd. Class B	232,770	349,388
Intime Retail Group Co. Ltd.	268,500	212,584
Jiangsu Expressway Co. Ltd. Class H	358,000	405,780
Jiangxi Copper Co. Ltd. Class H	358,000	642,600
Kingboard Chemical Holdings Co. Ltd.	89,600	167,531
Kingsoft Corp. Ltd.[b]	179,000	428,861
Kunlun Energy Co. Ltd.	716,000	774,628
Lee & Man Paper Manufacturing Ltd.	358,000	199,427
Lenovo Group Ltd.[b]	1,432,000	2,009,047
Longfor Properties Co. Ltd.	268,500	361,462
New China Life Insurance Co. Ltd. Class H	161,100	730,195
New World China Land Ltd.	358,000	221,586
Nine Dragons Paper (Holdings) Ltd.[b]	358,000	305,604
People’s Insurance Co. Group of China Ltd. Class H	1,253,000	607,515
PetroChina Co. Ltd. Class H	4,296,000	4,658,847
PICC Property and Casualty Co. Ltd. Class H	717,200	1,444,573
Ping An Insurance (Group) Co. of China Ltd. Class H	433,500	3,636,257
Semiconductor Manufacturing International Corp.[a]	5,191,000	535,500
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	608,000	538,615
Shanghai Electric Group Co. Ltd. Class H	358,000	214,662
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	96,000	344,139
Shanghai Industrial Holdings Ltd.	179,000	551,657
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	143,200	341,243
Shenzhou International Group Holdings Ltd.	179,000	595,513
Shimao Property Holdings Ltd.	268,500	642,600
Shui On Land Ltd.	805,833	200,549
Sihuan Pharmaceutical Holdings Group Ltd.	903,000	675,358
Sino Biopharmaceutical Ltd.	716,000	708,152
Sino-Ocean Land Holdings Ltd.	626,500	375,658
Sinopec Engineering Group Co. Ltd.	179,000	156,957
Sinopec Shanghai Petrochemical Co. Ltd. Class H	717,000	222,820
Sinopharm Group Co. Ltd. Class Hb	214,800	800,480
Sinotrans Ltd. Class H	358,000	270,058
SOHO China Ltd.	447,500	338,727
Sun Art Retail Group Ltd.[b]	537,000	610,054
Tencent Holdings Ltd.	1,056,100	16,886,705
Tingyi Cayman Islands Holding Corp.	358,000	851,260
Tsingtao Brewery Co. Ltd. Class H	40,000	280,851
Uni-President China Holdings Ltd.	221,400	194,992

Security	Shares	Value

Want Want China Holdings Ltd.	1,253,000	$1,644,815
Weichai Power Co. Ltd. Class H	111,775	423,750
Yanzhou Coal Mining Co. Ltd. Class H	358,000	305,143
Yuexiu Property Co. Ltd.[b]	1,791,920	358,153
Zhejiang Expressway Co. Ltd. Class H	358,000	400,701
Zhuzhou CSR Times Electric Co. Ltd. Class H	92,000	395,642
Zijin Mining Group Co. Ltd. Class H	1,433,000	382,503
ZTE Corp. Class Hb	143,240	342,816

		166,691,386
INDIA — 17.58%
Adani Ports & Special Economic Zone Ltd.	102,126	477,674
ACC Ltd.	4,654	110,648
Adani Enterprises Ltd.	26,674	197,277
Aditya Birla Nuvo Ltd.	6,981	201,926
Ambuja Cements Ltd.	135,861	503,335
Apollo Hospitals Enterprise Ltd.	16,110	302,716
Asian Paints Ltd.	61,755	741,100
Aurobindo Pharma Ltd.	28,428	499,729
Bajaj Auto Ltd.	17,005	723,661
Bharat Heavy Electricals Ltd.	117,603	537,841
Bharat Petroleum Corp. Ltd.	35,621	428,365
Bharti Airtel Ltd.	124,047	764,212
Cairn India Ltd.	95,407	400,431
Cipla Ltd.	70,526	721,853
Coal India Ltd.	103,820	593,926
Dabur India Ltd.	90,753	352,307
Divi’s Laboratories Ltd.	8,771	244,211
DLF Ltd.	88,426	212,462
Dr. Reddy’s Laboratories Ltd.	23,732	1,379,156
GAIL (India) Ltd.	69,273	544,986
GlaxoSmithKline Consumer Healthcare Ltd.	2,148	195,928
Godrej Consumer Products Ltd.	25,597	393,679
HCL Technologies Ltd.	50,478	1,352,222
Hero Motocorp Ltd.	14,857	753,540
Hindalco Industries Ltd.	223,930	628,072
Hindustan Unilever Ltd.	152,937	1,937,375
Housing Development Finance Corp. Ltd.	301,257	5,634,581
ICICI Bank Ltd.	44,929	1,270,219
Idea Cellular Ltd.	209,788	536,514
Infosys Ltd.	93,617	6,577,328
ITC Ltd.	451,975	2,644,988
Jindal Steel & Power Ltd.	73,498	166,645
JSW Steel Ltd.	17,005	329,084
Larsen & Toubro Ltd.	64,803	1,711,946
LIC Housing Finance Ltd.	59,249	403,300
Mahindra & Mahindra Financial Services Ltd.	53,252	266,324
Mahindra & Mahindra Ltd.	66,767	1,424,266
Motherson Sumi Systems Ltd.	44,571	307,483
Nestle India Ltd.	4,569	456,793
NTPC Ltd.	328,456	755,309
Oil & Natural Gas Corp. Ltd.	157,341	961,972
Oil India Ltd.	24,344	232,279
Piramal Enterprises Ltd.	15,752	205,521
Power Finance Corp. Ltd.	53,346	266,236
Ranbaxy Laboratories Ltd.[a]	25,955	256,120
Reliance Communications Ltd.[a]	158,952	263,703
Reliance Industries Ltd.	263,130	4,204,652
Reliance Infrastructure Ltd.	22,733	223,319
Rural Electrification Corp. Ltd.	58,363	317,232
Sesa Sterlite Ltd.	241,053	898,680
Shriram Transport Finance Co. Ltd.	29,584	514,830

33

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2014

Security	Shares	Value

Siemens Ltd.	14,681	$214,508
State Bank of India	292,675	1,515,845
Sun Pharmaceuticals Industries Ltd.	146,616	1,983,941
Tata Consultancy Services Ltd.	95,586	4,071,127
Tata Motors Ltd.	153,582	1,320,377
Tata Power Co. Ltd.	248,380	372,240
Tata Steel Ltd.	60,324	460,146
Tech Mahindra Ltd.	11,814	502,611
Ultratech Cement Ltd.	8,056	322,506
United Breweries Ltd.	13,246	167,307
United Spirits Ltd.[a]	14,062	619,891
Wipro Ltd.	127,090	1,199,731
Zee Entertainment Enterprises Ltd.	111,338	685,288

		59,463,474
RUSSIA — 9.05%
Alrosa AO	326,200	312,205
Gazprom OAO	2,421,878	7,022,944
LUKOIL OAO	104,357	4,849,075
Magnit PJSC SP GDR[c]	53,525	3,096,421
MegaFon OAO SP GDR[c]	20,406	421,384
MMC Norilsk Nickel OJSC	11,281	2,014,151
Mobile TeleSystems OJSC SP ADR	110,085	1,345,239
Moscow Exchange MICEX-RTS OJSC	218,380	264,409
NovaTek OAO SP GDR[c]	18,795	1,776,127
Rosneft Oil Co. OJSC	238,112	1,125,043
Rostelecom OJSC	167,110	360,483
RusHydro OJSC	23,449,200	286,429
Sberbank of Russia	2,208,290	3,226,788
Severstal OAO	41,170	378,309
Sistema JSFC SP GDR[c]	35,442	204,146
Surgutneftegas OJSC	1,414,120	836,367
Tatneft OAO Class S	289,983	1,472,115
Uralkali OJSC	275,660	743,303
VTB Bank OJSC	935,556,001	878,209

		30,613,147

TOTAL COMMON STOCKS
(Cost: $301,567,137)		302,936,420

PREFERRED STOCKS — 10.09%

BRAZIL — 9.48%
AES Tiete SA	17,900	133,136
Banco Bradesco SA	429,608	6,597,423
Banco do Estado do Rio Grande do Sul SA Class B	35,800	208,042
Bradespar SA	53,700	314,356
Braskem SA Class A	35,800	267,522
Centrais Eletricas Brasileiras SA Class B	35,882	107,533
Companhia Brasileira de Distribuicao	17,956	756,284
Companhia Energetica de Minas Gerais	161,132	880,704
Companhia Energetica de Sao Paulo Class B	35,800	359,522
Companhia Paranaense de Energia Class B	17,900	245,286
Gerdau SA	179,000	757,400
Itau Unibanco Holding SA	572,827	8,583,344
Itausa - Investimentos Itau SA	662,685	2,695,964
Lojas Americanas SA	112,787	740,807
Metalurgica Gerdau SA	53,700	270,788
Oi SA	554,999	297,315
Petroleo Brasileiro SA	859,214	4,269,303

Security	Shares	Value

Suzano Papel e Celulose SA Class A	71,600	$302,404
Telefonica Brasil SA	53,764	1,095,921
Usinas Siderurgicas de Minas Gerais SA Class A	71,600	144,531
Vale SA Class A	393,800	3,057,394

		32,084,979
RUSSIA — 0.61%
AK Transneft OAO	358	863,151
Sberbank of Russia	186,930	197,576
Surgutneftegas OJSC	1,449,900	1,005,823

		2,066,550

TOTAL PREFERRED STOCKS
(Cost: $39,545,084)		34,151,529

RIGHTS — 0.02%

CHINA — 0.02%
PICC Property and Casual Company Ltd.	66,348	69,813

		69,813

TOTAL RIGHTS
(Cost: $0)		69,813

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	10,233,712	10,233,712
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	581,872	581,872

		10,815,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,815,584)		10,815,584

TOTAL INVESTMENTS IN SECURITIES — 102.88%
(Cost: $351,927,805)		347,973,346
Other Assets, Less Liabilities — (2.88)%		(9,751,934)

NET ASSETS — 100.00%		$338,221,412

SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

34

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.59%

AEROSPACE & DEFENSE — 0.66%
Bombardier Inc. Class B	3,005,442	$11,491,977
CAE Inc.	549,626	7,297,819

		18,789,796
AUTO COMPONENTS — 1.68%
Magna International Inc. Class A	441,782	47,384,292

		47,384,292
CAPITAL MARKETS — 0.81%
CI Financial Corp.	473,946	14,078,098
IGM Financial Inc.	210,012	8,752,265

		22,830,363
CHEMICALS — 3.48%
Agrium Inc.	299,882	29,029,577
Methanex Corp.	196,768	9,925,977
Potash Corp. of Saskatchewan Inc.	1,726,450	59,519,184

		98,474,738
COMMERCIAL BANKS — 27.49%
Bank of Montreal	1,345,212	98,933,987
Bank of Nova Scotia (The)	2,534,334	156,694,187
Canadian Imperial Bank of Commerce	826,804	77,216,714
National Bank of Canada	683,012	31,824,975
Royal Bank of Canada	3,001,658	218,915,044
Toronto-Dominion Bank (The)	3,834,138	193,749,644

		777,334,551
COMPUTERS & PERIPHERALS — 0.38%
BlackBerry Ltd.[a,b]	1,042,492	10,834,054

		10,834,054
CONSTRUCTION & ENGINEERING — 0.42%
SNC-Lavalin Group Inc.	316,910	12,012,147

		12,012,147
DIVERSIFIED FINANCIAL SERVICES — 0.37%
Onex Corp.	184,470	10,497,924

		10,497,924
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
BCE Inc.	577,060	26,994,414
TELUS Corp. NVS	422,862	16,050,399

		43,044,813

Security	Shares	Value

ELECTRIC UTILITIES — 0.72%
Fortis Inc./Canada	571,384	$20,349,839

		20,349,839
FOOD & STAPLES RETAILING — 3.12%
Alimentation Couche-Tard Inc. Class B	869,374	30,878,883
Empire Co. Ltd. Class A	114,466	8,349,167
George Weston Ltd.	106,898	9,445,274
Loblaw Companies Ltd.	473,946	25,566,690
Metro Inc. Class A	177,848	13,929,932

		88,169,946
FOOD PRODUCTS — 0.54%
Saputo Inc.	529,760	15,401,486

		15,401,486
HEALTH CARE PROVIDERS & SERVICES — 0.77%
Catamaran Corp.[a]	431,376	21,855,375

		21,855,375
HOTELS, RESTAURANTS & LEISURE — 0.82%
Tim Hortons Inc.	276,232	23,089,386

		23,089,386
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.20%
TransAlta Corp.	563,816	5,508,362

		5,508,362
INSURANCE — 8.18%
Fairfax Financial Holdings Ltd.	43,516	22,173,029
Great-West Lifeco Inc.	624,360	18,545,997
Industrial Alliance Insurance and Financial Services Inc.	208,120	8,653,338
Intact Financial Corp.	274,340	19,098,539
Manulife Financial Corp.	3,868,194	77,245,146
Power Corp. of Canada	772,882	21,981,638
Power Financial Corp.	518,408	16,253,529
Sun Life Financial Inc.	1,273,316	47,381,537

		231,332,753
IT SERVICES — 0.60%
CGI Group Inc. Class Aa,b	463,540	16,943,957

		16,943,957
MEDIA — 1.85%
Shaw Communications Inc. Class B	822,074	22,256,018
Thomson Reuters Corp.	753,016	30,114,036

		52,370,054
METALS & MINING — 6.16%
Agnico Eagle Mines Ltd.	435,160	10,182,038
Barrick Gold Corp.	2,425,544	28,802,338
Eldorado Gold Corp.	1,490,896	9,322,595

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2014

Security	Shares	Value

First Quantum Minerals Ltd.	1,248,720	$20,369,386
Franco-Nevada Corp.	325,424	16,327,566
Goldcorp Inc.	1,692,394	33,246,767
Kinross Gold Corp.[a]	2,382,974	6,624,887
New Gold Inc.[a,b]	1,049,114	4,195,536
Silver Wheaton Corp.	745,448	14,761,864
Teck Resources Ltd. Class B	1,179,662	18,249,715
Turquoise Hill Resources Ltd.[a,b]	1,675,366	5,465,785
Yamana Gold Inc.	1,821,050	6,595,866

		174,144,343
MULTI-UTILITIES — 0.55%
ATCO Ltd. Class I NVS	158,928	6,648,424
Canadian Utilities Ltd. Class A	253,528	8,884,875

		15,533,299
MULTILINE RETAIL — 1.06%
Canadian Tire Corp. Ltd. Class A NVS	157,036	17,670,940
Dollarama Inc.	262,042	12,313,274

		29,984,214
OIL, GAS & CONSUMABLE FUELS — 22.63%
AltaGas Ltd.	276,232	10,266,794
ARC Resources Ltd.	660,308	15,658,609
Baytex Energy Corp.	345,290	7,325,205
Cameco Corp.	823,966	15,362,874
Canadian Natural Resources Ltd.	2,274,184	75,709,734
Canadian Oil Sands Ltd.	1,009,382	12,871,225
Cenovus Energy Inc.	1,576,036	35,480,679
Crescent Point Energy Corp.	877,888	22,850,880
Enbridge Inc.	1,761,452	81,101,715
Encana Corp.	1,542,926	24,383,711
Enerplus Corp.	427,592	5,564,977
Husky Energy Inc.	717,068	15,206,055
Imperial Oil Ltd.	617,738	26,860,294
Inter Pipeline Ltd.	673,552	19,268,815
Keyera Corp.	175,010	13,044,595
MEG Energy Corp.[a]	326,370	5,315,230
Pacific Rubiales Energy Corp.	655,578	6,353,113
Paramount Resources Ltd. Class Aa	120,142	3,927,993
Pembina Pipeline Corp.	680,174	23,240,148
Penn West Petroleum Ltd.	1,025,464	3,660,284
Peyto Exploration & Development Corp.	303,666	8,942,867
PrairieSky Royalty Ltd.	272,448	8,224,214
Suncor Energy Inc.	3,050,850	96,615,824
Talisman Energy Inc.	2,156,880	10,309,139
Tourmaline Oil Corp.[a]	356,642	11,885,460
TransCanada Corp.	1,473,868	70,381,156
Vermilion Energy Inc.	221,364	10,343,586

		640,155,176
PHARMACEUTICALS — 3.42%
Valeant Pharmaceuticals International Inc.[a]	663,146	96,774,825

		96,774,825
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.46%
H&R Real Estate Investment Trust	278,124	5,544,186

Security	Shares	Value

RioCan Real Estate Investment Trust	312,180	$7,474,251

		13,018,437
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.17%
Brookfield Asset Management Inc. Class A	1,155,066	58,237,005
First Capital Realty Inc.	195,822	3,214,898

		61,451,903
ROAD & RAIL — 6.76%
Canadian National Railway Co.	1,705,638	121,507,542
Canadian Pacific Railway Ltd.	359,480	69,534,671

		191,042,213
SOFTWARE — 0.92%
Constellation Software Inc./Canada	37,840	11,003,052
Open Text Corp.	253,528	15,052,704

		26,055,756
TEXTILES, APPAREL & LUXURY GOODS — 0.50%
Gildan Activewear Inc.	242,176	14,043,128

		14,043,128
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Finning International Inc.	358,534	7,977,205

		7,977,205
WIRELESS TELECOMMUNICATION SERVICES — 1.07%
Rogers Communications Inc. Class B	753,962	30,264,276

		30,264,276

TOTAL COMMON STOCKS
(Cost: $3,147,855,159)		2,816,668,611

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	26,464,181	26,464,181
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,504,710	1,504,710

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	171,944	$171,944

		28,140,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,140,835)		28,140,835

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $3,175,995,994)		2,844,809,446
Other Assets, Less Liabilities — (0.59)%		(16,607,306)

NET ASSETS — 100.00%		$2,828,202,140

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	65	Dec.2014	Montreal	$9,826,529	$73,169

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 93.88%

AIRLINES — 5.47%
LATAM Airlines Group SAa	1,644,165	$19,652,395

		19,652,395
BEVERAGES — 4.39%
Cia. Cervecerias Unidas SA	930,939	9,676,133
Vina Concha y Toro SA	3,087,594	6,086,855

		15,762,988
COMMERCIAL BANKS — 15.51%
Banco de Chile	132,081,509	16,046,535
Banco de Credito e Inversiones	204,394	10,806,468
Banco Santander Chile	331,792,724	18,040,752
CorpBanca SA	855,449,098	10,803,526

		55,697,281
CONSTRUCTION & ENGINEERING — 1.00%
Besalco SA	2,361,965	1,502,151
SalfaCorp SA	2,715,374	2,075,596

		3,577,747
DIVERSIFIED FINANCIAL SERVICES — 0.87%
Inversiones la Construccion SA	236,407	3,107,224

		3,107,224
ELECTRIC UTILITIES — 10.76%
E.CL SA	2,937,338	4,138,111
Enersis SA	103,460,551	34,504,996

		38,643,107
FOOD & STAPLES RETAILING — 4.40%
Cencosud SA	6,089,859	15,796,385

		15,796,385
FOOD PRODUCTS — 1.05%
Empresas Aquachile SAa	3,505,220	2,304,616
Multiexport Foods SAa	7,063,879	1,466,899

		3,771,515
HEALTH CARE PROVIDERS & SERVICES — 0.36%
Cruz Blanca Salud SA	1,567,820	1,288,902

		1,288,902
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 13.35%
AES Gener SA	16,319,100	8,961,552
Colbun SA	48,680,551	12,999,356

Security	Shares	Value

Empresa Nacional de Electricidad SA/Chile	17,011,474	$25,958,581

		47,919,489
IT SERVICES — 2.26%
Sonda SA	3,176,170	8,126,337

		8,126,337
MARINE — 0.74%
Compania SudAmericana de Vapores SAa	67,475,523	2,662,632

		2,662,632
METALS & MINING — 0.93%
CAP SA	488,257	3,352,211

		3,352,211
MULTILINE RETAIL — 11.05%
Ripley Corp. SA	5,042,071	2,727,460
SACI Falabella	5,150,075	36,963,347

		39,690,807
OIL, GAS & CONSUMABLE FUELS — 7.77%
Empresas COPEC SA	2,365,655	27,918,385

		27,918,385
PAPER & FOREST PRODUCTS — 4.56%
Empresas CMPC SA	6,551,042	16,381,913

		16,381,913
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.08%
Parque Arauco SA	3,763,728	7,463,716

		7,463,716
TEXTILES, APPAREL & LUXURY GOODS — 0.63%
Forus SA	542,532	2,256,833

		2,256,833
TRANSPORTATION INFRASTRUCTURE — 0.87%
Sociedad Matriz SAAM SA	39,890,253	3,106,219

		3,106,219
WATER UTILITIES — 3.48%
Aguas Andinas SA Series A	14,706,709	8,828,136
Inversiones Aguas Metropolitanas SA	2,309,551	3,652,675

		12,480,811

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 2.35%
Empresa Nacional de Telecomunicaciones SA	757,144	$8,436,516

		8,436,516

TOTAL COMMON STOCKS (Cost: $294,857,924)		337,093,413

PREFERRED STOCKS — 5.98%

BEVERAGES — 2.09%
Coca-Cola Embonor SA	1,442,226	2,300,163
Embotelladora Andina SA Class B	1,707,267	5,208,259

		7,508,422
CHEMICALS — 3.89%
Sociedad Quimica y Minera de Chile SA Series B	551,738	13,956,740

		13,956,740

TOTAL PREFERRED STOCKS (Cost: $22,738,869)		21,465,162

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	939,080	939,080

		939,080

TOTAL SHORT-TERM INVESTMENTS (Cost: $939,080)		939,080

TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $318,535,873)		359,497,655

Other Assets, Less Liabilities — (0.12)%		(418,763)

NET ASSETS — 100.00%		$359,078,892

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 80.42%

AIRLINES — 1.58%
Avianca Holdings SA	22,266	$286,118

		286,118
COMMERCIAL BANKS — 12.49%
Banco de Bogota SA	5,778	175,087
Bancolombia SA	46,152	576,104
Bancolombia SA SP ADR	28,530	1,475,001
Grupo Aval Acciones y Valores SA	61,920	39,067

		2,265,259
CONSTRUCTION & ENGINEERING — 1.27%
Constructora Conconcreto SA	352,800	231,365

		231,365
CONSTRUCTION MATERIALS — 8.17%
Cementos Argos SA	57,114	246,430
Cemex Latam Holdings SAa	91,404	698,640
Grupo Argos SA/Colombia	58,896	537,004

		1,482,074
DIVERSIFIED FINANCIAL SERVICES — 10.19%
Bolsa de Valores de Colombia	35,444,970	335,044
Corporacion Financiera Colombiana SA NVS	14,868	267,631
Grupo de Inversiones Suramericana SA	67,842	1,245,123

		1,847,798
ELECTRIC UTILITIES — 10.79%
Celsia SA ESP	228,744	594,866
Interconexion Electrica SA ESP	196,236	727,770
Isagen SA ESP	485,460	635,628

		1,958,264
FOOD & STAPLES RETAILING — 4.46%
Almacenes Exito SA	66,978	808,807

		808,807
FOOD PRODUCTS — 4.83%
Grupo Nutresa SA	70,650	876,794

		876,794
GAS UTILITIES — 3.22%
Empresa de Energia de Bogota SA	790,128	584,274
		584,274

Security	Shares	Value

METALS & MINING — 2.21%
Mineros SA	373,211	$400,885

		400,885
OIL, GAS & CONSUMABLE FUELS — 21.21%
Canacol Energy Ltd.[a]	126,306	304,619
Ecopetrol SA	1,493,640	1,546,973
Ecopetrol SA SP ADR	64,224	1,303,105
Pacific Rubiales Energy Corp.	71,460	692,509

		3,847,206

TOTAL COMMON STOCKS (Cost: $18,118,085)		14,588,844

PREFERRED STOCKS — 19.93%

AIRLINES — 2.72%
Avianca Holdings SA	307,080	494,428

		494,428
COMMERCIAL BANKS — 15.35%
Banco Davivienda SA	56,016	719,502
Bancolombia SA	128,304	1,661,937
Grupo Aval Acciones y Valores SA	634,302	403,064

		2,784,503
CONSTRUCTION MATERIALS — 0.31%
Cementos Argos SA	6,264	26,687
Grupo Argos SA/Colombia	3,240	29,454

		56,141
DIVERSIFIED FINANCIAL SERVICES — 1.55%
Grupo de Inversiones Suramericana SA	15,660	281,180

		281,180

TOTAL PREFERRED STOCKS (Cost: $3,833,273)		3,616,252

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	342,802	$342,802

		342,802

TOTAL SHORT-TERM INVESTMENTS (Cost: $342,802)		342,802

TOTAL INVESTMENTS IN SECURITIES — 102.24% (Cost: $22,294,160)		18,547,898
Other Assets, Less Liabilities — (2.24)%		(406,278)

NET ASSETS — 100.00%		$18,141,620

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

41

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 94.32%

BRAZIL — 5.55%
AMBEV SA	43,032,015	$281,473,362
B2W Companhia Global do Varejo[a]	907,300	10,069,567
Banco Bradesco SA	5,969,540	88,429,047
Banco do Brasil SA	7,935,674	91,338,574
Banco Santander Brasil SA Units	3,100,000	17,810,213
BB Seguridade Participacoes SA	6,459,200	84,173,577
BM&F Bovespa SA	16,993,500	69,529,508
BR Malls Participacoes SA	4,021,700	28,803,931
BRF SA	6,131,885	158,054,838
CCR SA	8,380,000	57,416,199
Centrais Eletricas Brasileiras SA	2,498,737	5,839,326
CETIP SA — Mercados Organizados	1,957,734	25,215,976
Cielo SA	6,529,924	111,407,061
Companhia de Saneamento Basico do Estado de Sao Paulo	3,148,124	23,476,044
Companhia Siderurgica Nacional SA	6,480,828	15,245,751
Cosan SA Industria e Comercio	1,195,500	14,804,235
CPFL Energia SA	2,143,536	16,400,728
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,552,200	12,334,733
Duratex SA	3,070,555	10,000,565
EcoRodovias Infraestrutura e Logistica SA	1,809,800	7,728,033
EDP Energias do Brasil SA	2,499,400	9,799,476
Embraer SA	5,823,000	53,436,742
Estacio Participacoes SA	2,640,800	28,591,026
Fibria Celulose SAa	2,397,961	28,698,642
Hypermarcas SAa	3,109,500	20,942,849
JBS SA	6,465,365	30,117,575
Klabin SA	4,323,900	23,415,075
Kroton Educacional SA	12,673,080	88,208,041
Localiza Rent A Car SA	1,227,489	16,677,516
Lojas Americanas SA	1,178,775	5,994,431
Lojas Renner SA	1,179,100	35,083,952
M Dias Branco SA	218,400	8,283,100
Multiplan Empreendimentos Imobiliarios SA	720,100	14,426,879
Natura Cosmeticos SA	1,639,000	22,440,376
Odontoprev SA	2,936,400	10,999,888
Petroleo Brasileiro SA	27,506,774	129,736,342
Porto Seguro SA	1,100,800	13,293,953
Qualicorp SAa	1,846,400	19,925,825
Raia Drogasil SA	1,774,100	16,804,037
Souza Cruz SA	3,563,900	28,361,231
Sul America SA Units	1,395,865	6,881,654
TIM Participacoes SA	7,887,876	38,152,573
Totvs SA	1,157,400	15,963,363
Tractebel Energia SA	1,529,400	20,583,567
Transmissora Alianca de Energia Eletrica SA	535,300	4,052,076
Ultrapar Participacoes SA	3,155,400	67,430,667
Vale SA	12,083,848	109,296,659
Via Varejo SAa	646,300	5,685,122
WEG SA	2,595,210	30,605,959

		2,033,439,864
CHILE — 1.34%
AES Gener SA	23,600,434	12,960,061
Aguas Andinas SA Series A	22,906,654	13,750,395
Banco de Chile	223,733,828	27,181,343

Security	Shares	Value

Banco de Credito e Inversiones	320,610	$16,950,896
Banco Santander Chile	636,329,379	34,599,495
CAP SA	706,588	4,851,199
Cencosud SA	11,002,079	28,538,112
Cia. Cervecerias Unidas SA	1,206,713	12,542,514
Colbun SA	64,567,361	17,241,672
CorpBanca SA	1,391,025,826	17,567,362
Empresa Nacional de Electricidad SA/Chile	31,899,685	48,677,178
Empresa Nacional de Telecomunicaciones SA	1,128,054	12,569,400
Empresas CMPC SA	11,726,456	29,323,852
Empresas COPEC SA	4,176,589	49,290,205
Enersis SA	189,526,313	63,208,677
LATAM Airlines Group SAa	2,926,464	34,979,473
SACI Falabella	8,456,204	60,692,242
Vina Concha y Toro SA	2,970,370	5,855,761

		490,779,837
CHINA — 20.30%
AAC Technologies Holdings Inc.[b]	6,583,500	38,753,936
Agricultural Bank of China Ltd. Class H	198,543,000	94,215,118
Air China Ltd. Class H	17,494,000	13,422,218
Alibaba Health Information Technology Ltd.[a]	19,930,000	14,031,954
Alibaba Pictures Group Ltd.[a,b]	45,210,000	9,385,957
Aluminum Corp. of China Ltd. Class Ha,b	35,070,000	15,239,961
Anhui Conch Cement Co. Ltd. Class Hb	11,350,500	38,420,455
Anta Sports Products Ltd.[b]	9,195,402	19,042,960
AviChina Industry & Technology Co. Ltd. Class H	18,692,000	13,184,428
Bank of China Ltd. Class H	725,716,000	374,321,599
Bank of Communications Co. Ltd. Class H	80,832,600	67,021,743
BBMG Corp. Class H	10,102,500	8,350,358
Beijing Capital International Airport Co. Ltd. Class H	20,730,000	16,199,072
Beijing Enterprises Holdings Ltd.	5,175,000	41,306,576
Beijing Enterprises Water Group Ltd.[b]	34,728,000	23,868,503
Belle International Holdings Ltd.	42,528,000	48,313,563
Brilliance China Automotive Holdings Ltd.	27,282,000	46,507,807
BYD Co. Ltd. Class Hb	5,823,000	35,328,453
China Agri-Industries Holdings Ltd.[a,b]	26,165,600	10,155,829
China Cinda Asset Management Co. Ltd.[a]	38,901,000	20,767,265
China CITIC Bank Corp. Ltd. Class H	76,094,800	56,617,279
China Coal Energy Co. Class Hb	36,999,000	23,091,574
China Communications Construction Co. Ltd. Class H	42,406,000	42,433,341
China Communications Services Corp. Ltd. Class H	17,762,000	8,657,687
China Construction Bank Corp. Class H	662,218,760	502,107,841
China COSCO Holdings Co. Ltd. Class Ha,b	24,742,000	12,155,644
China Everbright Bank Co. Ltd.	12,162,000	6,210,383
China Everbright International Ltd.[b]	23,105,000	35,573,656
China Everbright Ltd.	9,726,000	22,549,772
China Galaxy Securities Co. Ltd. Class H	10,242,000	10,525,950
China Gas Holdings Ltd.	20,252,000	37,814,179
China Huishan Dairy Holdings Co. Ltd.[b]	34,945,000	7,344,984
China International Marine Containers (Group) Co. Ltd. Class H	2,709,500	6,170,183
China Life Insurance Co. Ltd. Class H	68,757,000	238,942,766
China Longyuan Power Group Corp. Ltd. Class H	25,083,000	26,975,141
China Medical System Holdings Ltd.	7,999,000	13,594,690
China Mengniu Dairy Co. Ltd.	13,143,000	53,300,754
China Merchants Bank Co. Ltd. Class H	41,911,967	86,796,414
China Merchants Holdings International Co. Ltd.[b]	11,386,000	38,981,083
China Minsheng Banking Corp. Ltd. Class H	57,445,040	63,111,765
China Mobile Ltd.	55,916,000	688,945,687
China National Building Material Co. Ltd. Class H	25,566,000	24,989,075
China Oilfield Services Ltd. Class H	16,146,000	28,440,279
China Overseas Land & Investment Ltd.	37,970,960	114,084,251

42

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

China Pacific Insurance (Group) Co. Ltd. Class H	24,779,400	$103,846,615
China Petroleum & Chemical Corp. Class H	234,656,800	192,143,221
China Railway Construction Corp. Ltd. Class H	18,105,500	20,802,064
China Railway Group Ltd. Class H	35,092,000	25,430,953
China Resources Cement Holdings Ltd.[b]	20,868,000	14,315,636
China Resources Enterprise Ltd.[b]	11,844,000	24,711,273
China Resources Gas Group Ltd.[b]	8,482,000	23,843,662
China Resources Land Ltd.	19,442,000	49,137,743
China Resources Power Holdings Co. Ltd.	18,666,999	54,400,281
China Shenhua Energy Co.Ltd. Class H	30,739,000	87,401,025
China Shipping Container Lines Co. Ltd. Class Ha,b	37,706,000	11,085,710
China South City Holdings Ltd.	16,270,000	8,371,025
China State Construction International Holdings Ltd.	16,042,000	24,368,119
China Taiping Insurance Holdings Co. Ltd.[a,b]	8,907,660	22,972,689
China Telecom Corp. Ltd. Class H	126,688,000	76,780,606
China Unicom (Hong Kong) Ltd.	50,252,000	76,463,391
China Vanke Co. Ltd.[a,b]	10,430,231	21,358,100
Chongqing Changan Automobile Co. Ltd.	6,414,416	13,606,337
Chongqing Rural Commercial Bank Co. Ltd. Class H	23,257,000	13,165,471
CITIC Ltd.	20,322,000	35,429,199
CITIC Securities Co. Ltd. Class Hb	10,179,500	29,862,492
CNOOC Ltd.	163,875,000	239,631,528
COSCO Pacific Ltd.	14,672,000	19,941,055
Country Garden Holdings Co. Ltd.	44,781,939	18,709,669
CSPC Pharmaceutical Group Ltd.	20,118,000	17,899,961
CSR Corp Ltd. Class H	17,591,000	17,897,226
Datang International Power Generation Co. Ltd. Class H	25,898,000	14,560,320
Dongfeng Motor Group Co. Ltd. Class H	25,984,000	39,537,228
ENN Energy Holdings Ltd.	7,414,000	45,315,745
Evergrande Real Estate Group Ltd.[b]	58,020,388	23,567,276
Far East Horizon Ltd.	12,312,000	11,462,623
Fosun International Ltd.	14,615,000	17,847,073
Franshion Properties (China) Ltd.[b]	24,716,000	6,979,760
GCL-Poly Energy Holdings Ltd.[a,b]	92,188,000	25,082,744
Geely Automobile Holdings Ltd.[b]	43,815,000	19,040,174
GOME Electrical Appliances Holdings Ltd.[b]	94,044,200	13,824,679
Great Wall Motor Co. Ltd. Class H	9,667,000	48,740,129
Guangdong Investment Ltd.	26,762,110	36,925,155
Guangzhou Automobile Group Co. Ltd. Class H	20,964,742	19,842,838
Guangzhou R&F Properties Co. Ltd. Class Ha,b	8,736,400	10,792,355
Haier Electronics Group Co. Ltd.	9,212,000	25,717,576
Haitian International Holdings Ltd.[b]	3,428,000	7,293,617
Haitong Securities Co. Ltd. Class H	10,569,600	22,488,511
Hanergy Thin Film Power Group Ltd.[b]	109,872,000	27,627,389
Hengan International Group Co. Ltd.	6,959,500	75,428,237
Huadian Power International Corp. Ltd. Class H	11,042,000	9,027,244
Huaneng Power International Inc. Class H	31,528,000	36,955,451
Industrial and Commercial Bank of China Ltd. Class H	676,221,085	458,661,884
Inner Mongolia Yitai Coal Co. Ltd. Class B	9,250,554	13,885,082
Intime Retail Group Co. Ltd.	9,713,500	7,690,637
Jiangsu Expressway Co. Ltd. Class H	10,052,000	11,393,563
Jiangxi Copper Co. Ltd. Class H	13,271,000	23,821,060
Kingboard Chemical Holdings Co. Ltd.	5,849,100	10,936,422
Kingsoft Corp. Ltd.[b]	5,801,000	13,898,463
Kunlun Energy Co. Ltd.[b]	30,328,000	32,811,337
Lee & Man Paper Manufacturing Ltd.[b]	13,648,000	7,602,754
Lenovo Group Ltd.[b]	59,540,000	83,532,585
Longfor Properties Co. Ltd.[b]	14,074,500	18,947,489
New China Life Insurance Co. Ltd. Class H	6,760,400	30,641,916
New World China Land Ltd.[b]	14,466,000	8,953,810
Nine Dragons Paper (Holdings) Ltd.[b]	15,510,000	13,240,000
People’s Insurance Co. Group of China Ltd. Class H	47,023,000	22,799,030
PetroChina Co. Ltd. Class H	194,198,000	210,600,281

Security	Shares	Value

PICC Property and Casualty Co. Ltd. Class H	30,755,200	$61,946,644
Ping An Insurance (Group) Co. of China Ltd. Class H	18,360,000	154,006,190
Semiconductor Manufacturing International Corp.[a,b]	203,960,000	21,040,361
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	15,836,000	14,028,797
Shanghai Electric Group Co. Ltd. Class H	20,680,000	12,400,000
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	2,970,000	10,646,809
Shanghai Industrial Holdings Ltd.	6,252,000	19,267,930
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,263,700	14,926,264
Shenzhou International Group Holdings Ltd.[b]	4,171,000	13,876,441
Shimao Property Holdings Ltd.	13,109,500	31,374,896
Shui On Land Ltd.	50,805,100	12,643,951
Sihuan Pharmaceutical Holdings Group Ltd.[b]	43,879,000	32,817,305
Sino Biopharmaceutical Ltd.	28,900,000	28,583,237
Sino-Ocean Land Holdings Ltd.	37,376,000	22,411,141
Sinopec Engineering Group Co. Ltd.	7,570,500	6,638,220
Sinopec Shanghai Petrochemical Co. Ltd. Class H	38,917,000	12,094,129
Sinopharm Group Co. Ltd. Class Hb	9,068,800	33,796,044
Sinotrans Ltd. Class H	14,485,000	10,926,789
SOHO China Ltd.	24,514,000	18,555,407
Sun Art Retail Group Ltd.[b]	21,333,500	24,235,736
Tencent Holdings Ltd.	47,274,200	755,899,523
Tingyi Cayman Islands Holding Corp.	18,890,000	44,917,034
Tsingtao Brewery Co. Ltd. Class H	3,872,000	27,186,383
Uni-President China Holdings Ltd.[b]	9,548,800	8,409,839
Want Want China Holdings Ltd.[b]	55,733,000	73,160,792
Weichai Power Co. Ltd. Class H	4,115,200	15,601,145
Yanzhou Coal Mining Co. Ltd. Class Hb	17,790,800	15,164,047
Yuexiu Property Co. Ltd.	67,855,420	13,562,334
Zhejiang Expressway Co. Ltd. Class H	18,112,000	20,272,361
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,873,500	20,958,250
Zijin Mining Group Co. Ltd. Class H	57,396,000	15,320,402
ZTE Corp. Class Hb	6,098,000	14,594,311

		7,429,562,333
COLOMBIA — 0.55%
Almacenes Exito SA	1,851,843	22,362,320
Bancolombia SA SP ADR	96,639	4,996,236
Cementos Argos SA	3,801,637	16,402,893
Cemex Latam Holdings SAa	1,156,768	8,841,672
Corporacion Financiera Colombiana SA NVS	818,161	14,727,305
Ecopetrol SA	46,731,984	48,400,644
Grupo Argos SA/Colombia	2,508,156	22,868,965
Grupo de Inversiones Suramericana SA	2,212,550	40,607,530
Interconexion Electrica SA ESP	3,081,400	11,427,819
Isagen SA ESP	7,550,219	9,885,749

		200,521,133
CZECH REPUBLIC — 0.24%
CEZ AS	1,582,798	44,196,279
Komercni Banka AS	161,247	35,918,013
O2 Czech Republic AS	584,464	6,709,886

		86,824,178
EGYPT — 0.14%
Global Telecom Holding SAE SP GDR[a]	17,015,254	49,599,465

		49,599,465
GREECE — 0.57%
Alpha Bank AEa	35,617,795	23,178,320

43

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Eurobank Ergasias SAa,b	74,884,015	$23,245,178
FF Group[a]	330,857	12,217,147
Hellenic Telecommunications Organization SAa	2,308,558	28,347,935
Jumbo SA	982,863	12,497,915
National Bank of Greece SAa	14,713,960	35,218,853
OPAP SA	2,077,247	26,103,160
Piraeus Bank SAa	19,395,445	29,498,776
Public Power Corp. SAa,b	1,050,770	8,121,641
Titan Cement Co. SA	439,080	10,433,042

		208,861,967
HUNGARY — 0.19%
MOL Hungarian Oil and Gas PLC	426,016	20,630,349
OTP Bank PLC	2,020,896	32,615,975
Richter Gedeon Nyrt	1,086,784	16,960,642

		70,206,966
INDIA — 7.22%
Adani Ports & Special Economic Zone Ltd.	4,032,669	18,862,012
ACC Ltd.	377,345	8,971,331
Adani Enterprises Ltd.	1,236,989	9,148,596
Aditya Birla Nuvo Ltd.	303,630	8,782,542
Ambuja Cements Ltd.	6,294,830	23,320,948
Apollo Hospitals Enterprise Ltd.	672,703	12,640,486
Asian Paints Ltd.	2,730,886	32,772,392
Aurobindo Pharma Ltd.	1,193,612	20,982,220
Bajaj Auto Ltd.	753,659	32,072,560
Bharat Heavy Electricals Ltd.	5,377,123	24,591,532
Bharat Petroleum Corp. Ltd.	1,677,591	20,174,076
Bharti Airtel Ltd.	5,615,420	34,594,715
Cairn India Ltd.	4,234,660	17,773,220
Cipla Ltd.	3,298,961	33,765,774
Coal India Ltd.	4,731,713	27,068,860
Dabur India Ltd.	3,550,164	13,781,879
Divi’s Laboratories Ltd.	399,147	11,113,467
DLF Ltd.	3,943,498	9,475,071
Dr. Reddy’s Laboratories Ltd.	1,033,898	60,083,711
GAIL (India) Ltd.	3,247,320	25,547,363
GlaxoSmithKline Consumer Healthcare Ltd.	56,404	5,144,848
Godrej Consumer Products Ltd.	1,072,567	16,495,978
HCL Technologies Ltd.	2,260,099	60,544,284
Hero Motocorp Ltd.	448,014	22,723,056
Hindalco Industries Ltd.	10,119,074	28,381,675
Hindustan Unilever Ltd.	6,573,361	83,269,988
Housing Development Finance Corp. Ltd.	13,797,411	258,060,834
ICICI Bank Ltd.	2,105,575	59,528,173
Idea Cellular Ltd.	8,515,591	21,777,847
Infosys Ltd.	4,248,926	298,520,345
ITC Ltd.	20,678,132	121,009,808
Jindal Steel & Power Ltd.	3,367,248	7,634,708
JSW Steel Ltd.	815,506	15,781,825
Larsen & Toubro Ltd.	3,029,392	80,029,551
LIC Housing Finance Ltd.	3,013,883	20,515,094
Mahindra & Mahindra Financial Services Ltd.	2,242,309	11,214,255
Mahindra & Mahindra Ltd.	3,000,666	64,009,856
Motherson Sumi Systems Ltd.	1,577,404	10,882,067
Nestle India Ltd.	151,373	15,133,763
NTPC Ltd.	13,192,112	30,336,224
Oil & Natural Gas Corp. Ltd.	7,223,029	44,161,102
Oil India Ltd.	731,836	6,982,839
Piramal Enterprises Ltd.	411,224	5,365,362

Security	Shares	Value

Power Finance Corp. Ltd.	2,314,177	$11,549,442
Ranbaxy Laboratories Ltd.[a]	1,231,577	12,153,028
Reliance Communications Ltd.[a]	5,963,437	9,893,415
Reliance Industries Ltd.	11,956,625	191,059,372
Reliance Infrastructure Ltd.	849,962	8,349,639
Rural Electrification Corp. Ltd.	2,741,194	14,899,762
Sesa Sterlite Ltd.	10,362,129	38,631,513
Shriram Transport Finance Co. Ltd.	1,270,594	22,111,264
Siemens Ltd.	565,524	8,263,002
State Bank of India	13,517,250	70,009,575
Sun Pharmaceuticals Industries Ltd.	6,512,608	88,125,646
Tata Consultancy Services Ltd.	4,373,210	186,260,479
Tata Motors Ltd.	7,168,020	61,624,989
Tata Power Co. Ltd.	9,742,397	14,600,643
Tata Steel Ltd.	2,771,626	21,141,716
Tech Mahindra Ltd.	619,911	26,373,315
Ultratech Cement Ltd.	410,978	16,452,697
United Breweries Ltd.	619,039	7,818,915
United Spirits Ltd.[a]	485,666	21,409,453
Wipro Ltd.	5,711,050	53,912,386
Zee Entertainment Enterprises Ltd.	4,244,919	26,127,577

		2,643,794,065
INDONESIA — 2.65%
PT Adaro Energy Tbk	119,974,400	10,617,204
PT Astra Agro Lestari Tbk	3,802,400	7,477,679
PT Astra International Tbk	186,580,000	108,930,064
PT Bank Central Asia Tbk	118,791,000	127,512,463
PT Bank Danamon Indonesia Tbk	35,851,516	12,338,280
PT Bank Mandiri (Persero) Tbk	88,472,900	76,300,989
PT Bank Negara Indonesia (Persero) Tbk	71,715,976	35,405,503
PT Bank Rakyat Indonesia (Persero) Tbk	104,805,622	98,974,500
PT Bukit Asam (Persero) Tbk	6,014,100	6,480,286
PT Bumi Serpong Damai Tbk	61,759,600	8,957,268
PT Charoen Pokphand Indonesia Tbk	74,377,745	25,048,552
PT Global Mediacom Tbk	53,142,200	6,988,957
PT Gudang Garam Tbk	5,039,200	25,260,002
PT Indo Tambangraya Megah Tbk	3,476,900	5,420,192
PT Indocement Tunggal Prakarsa Tbk	12,306,200	24,881,636
PT Indofood CBP Sukses Makmur Tbk	6,802,500	6,270,741
PT Indofood Sukses Makmur Tbk	45,178,200	24,802,847
PT Jasa Marga (Persero) Tbk	16,684,600	9,228,208
PT Kalbe Farma Tbk	206,838,115	29,659,677
PT Lippo Karawaci Tbk	178,464,800	17,036,340
PT Matahari Department Store Tbk	16,426,900	20,190,388
PT Media Nusantara Citra Tbk	35,226,800	6,942,023
PT Perusahaan Gas Negara (Persero) Tbk	106,736,700	52,038,952
PT Semen Gresik (Persero) Tbk	26,377,400	34,581,973
PT Surya Citra Media Tbk	27,024,200	7,108,135
PT Telekomunikasi Indonesia (Persero) Tbk	449,107,400	103,960,046
PT Tower Bersama Infrastructure Tbk	11,234,700	8,676,422
PT Unilever Indonesia Tbk	13,483,300	35,133,476
PT United Tractors Tbk	17,089,253	25,660,485
PT XL Axiata Tbk	20,656,800	8,632,389

		970,515,677
MALAYSIA — 3.69%
AirAsia Bhd[b]	11,493,300	8,766,508
Alliance Financial Group Bhd	8,419,200	12,121,657
AMMB Holdings Bhd[b]	20,262,975	39,896,944
Astro Malaysia Holdings Bhd	7,847,600	7,818,599

44

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Axiata Group Bhd	23,596,500	$49,250,936
Berjaya Sports Toto Bhd[b]	10,362,663	10,661,365
British American Tobacco Malaysia Bhd	1,356,300	28,308,878
Bumi Armada Bhd[b]	17,861,800	6,072,748
CIMB Group Holdings Bhd	44,414,600	76,551,993
Dialog Group Bhd[b]	21,450,712	9,449,094
DiGi.Com Bhd	28,705,700	53,465,162
Felda Global Ventures Holdings Bhd[b]	10,611,100	10,352,293
Gamuda Bhd[b]	15,917,400	24,893,731
Genting Bhd	20,156,800	54,645,338
Genting Malaysia Bhd[b]	31,763,800	39,628,451
Genting Plantations Bhd	3,727,400	11,791,036
Hong Leong Bank Bhd	4,074,700	17,226,374
Hong Leong Financial Group Bhd	836,200	4,375,681
IHH Healthcare Bhd	20,261,500	29,471,273
IJM Corp. Bhd[b]	13,317,520	26,694,098
IOI Corp. Bhd[b]	29,723,820	42,355,894
IOI Properties Group Bhd	17,504,959	12,730,879
Kuala Lumpur Kepong Bhd[b]	5,192,800	34,541,907
Lafarge Malaysia Bhd	3,506,900	10,512,924
Malayan Banking Bhd	40,595,500	113,535,382
Malaysia Airports Holdings Bhd[b]	5,007,300	10,303,269
Maxis Bhd[b]	17,094,100	35,022,059
MISC Bhd[b]	9,641,500	20,836,472
Petronas Chemicals Group Bhd	23,168,000	38,561,963
Petronas Dagangan Bhd[b]	1,603,500	7,622,847
Petronas Gas Bhd	5,734,700	38,519,552
PPB Group Bhd	4,850,300	22,254,739
Public Bank Bhd[b]	24,350,030	133,754,193
RHB Capital Bhd[b]	3,953,200	9,560,141
Sapurakencana Petroleum Bhd[b]	32,604,700	26,989,848
Sime Darby Bhd[b]	26,688,273	76,376,196
Telekom Malaysia Bhd	10,253,800	21,462,499
Tenaga Nasional Bhd	27,044,350	114,014,022
UEM Sunrise Bhd	10,488,100	5,581,251
UMW Holdings Bhd	6,459,300	21,540,548
YTL Corp. Bhd	41,269,562	19,277,430
YTL Power International Bhd	27,420,243	12,402,948

		1,349,199,122
MEXICO — 5.08%
Alfa SAB de CV Series A	27,491,300	73,159,818
America Movil SAB de CV Series L	310,167,800	365,959,958
Arca Continental SAB de CV	4,025,836	25,899,045
Cemex SAB de CV CPO[a]	111,056,560	137,984,265
Coca-Cola FEMSA SAB de CV Series L	3,883,793	38,553,626
Compartamos SAB de CVb	10,340,100	22,086,553
Controladora Comercial Mexicana SAB de CV BC Units	3,508,400	12,898,019
El Puerto de Liverpool SAB de CV Series C1	1,961,700	21,336,341
Fibra Uno Administracion SAB de CV	20,259,800	68,184,927
Fomento Economico Mexicano SAB de CV BD Units	18,242,100	174,234,874
Genomma Lab Internacional SAB de CV Series Ba,b	6,761,000	14,679,903
Gruma SAB de CV Series B	1,560,600	17,214,064
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,264,500	15,455,898
Grupo Aeroportuario del Sureste SAB de CV Series B	1,982,600	26,447,504
Grupo Bimbo SAB de CV Series A	13,758,700	38,713,125
Grupo Carso SAB de CV Series A1	4,304,241	24,218,759
Grupo Comercial Chedraui SAB de CVb	1,364,000	4,493,430
Grupo Financiero Banorte SAB de CV Series O	23,122,156	131,083,357
Grupo Financiero Inbursa SAB de CV Series O	21,079,800	56,916,484
Grupo Financiero Santander Mexico SAB de CV Series Bb	17,282,800	39,092,159
Grupo Lala SAB de CV	3,546,700	7,284,900

Security	Shares	Value

Grupo Mexico SAB de CV Series B	35,558,988	$116,553,715
Grupo Televisa SAB de CV CPO	24,361,000	177,523,027
Industrias Penoles SAB de CV	1,339,028	29,292,487
Kimberly-Clark de Mexico SAB de CV Series A	15,318,900	34,705,096
Mexichem SAB de CV	9,409,392	34,327,975
Minera Frisco SAB de CV Series A1[a,b]	4,213,841	7,136,374
OHL Mexico SAB de CVa	5,430,100	12,469,922
Promotora y Operadora Infraestructura SAB de CVa	2,256,300	27,936,418
Wal-Mart de Mexico SAB de CV Series V	49,028,500	104,936,986

		1,860,779,009
PERU — 0.46%
Cia. de Minas Buenaventura SAA SP ADR	1,797,003	16,622,278
Credicorp Ltd.	638,452	105,765,958
Southern Copper Corp.	1,524,784	45,667,281

		168,055,517
PHILIPPINES — 1.22%
Aboitiz Equity Ventures Inc.	18,667,910	21,825,304
Aboitiz Power Corp.	7,681,664	7,218,934
Alliance Global Group Inc.	18,947,980	10,464,534
Ayala Corp.	2,233,866	34,524,062
Ayala Land Inc.	61,917,000	46,880,704
Bank of the Philippine Islands[a]	10,458,352	22,125,452
BDO Unibank Inc.	12,536,816	30,487,035
DMCI Holdings Inc.	21,144,000	7,675,030
Energy Development Corp.	60,015,300	10,732,053
Globe Telecom Inc.	456,190	17,778,254
International Container Terminal Services Inc.	7,372,500	19,044,873
JG Summit Holdings Inc.	17,379,904	23,860,841
Jollibee Foods Corp.	5,454,709	25,144,745
Megaworld Corp.	57,967,000	6,480,221
Metro Pacific Investments Corp.	53,658,600	6,010,528
Metropolitan Bank & Trust Co.	2,724,968	5,036,685
Philippine Long Distance Telephone Co.	884,708	58,908,293
SM Investments Corp.	1,786,035	31,997,888
SM Prime Holdings Inc.	70,136,125	26,739,349
Universal Robina Corp.	8,131,190	35,327,807

		448,262,592
POLAND — 1.64%
Alior Bank SAa,b	414,769	9,769,600
Bank Handlowy w Warszawie SA	331,162	10,643,946
Bank Millennium SA	4,260,104	9,780,349
Bank Pekao SA	1,270,391	70,016,481
Bank Zachodni WBK SA	295,463	34,475,602
CCC SA	63,967	2,774,996
Cyfrowy Polsat SA	2,017,991	14,861,396
ENEA SA	1,324,366	7,068,129
Energa SA	1,218,043	8,527,154
Eurocash SA	715,921	7,940,566
Getin Noble Bank SAa	6,056,942	4,027,186
Grupa Azoty SA	241,478	4,499,881
Grupa Lotos SAa,b	640,818	5,158,719
KGHM Polska Miedz SA	1,292,107	47,347,143
LPP SA	7,781	20,508,368
mBank SAb	148,055	22,248,310
Orange Polska SA	6,596,004	18,663,390
PGE SA	7,393,574	42,677,915
Polski Koncern Naftowy Orlen SA	3,019,993	40,672,367

45

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Polskie Gornictwo Naftowe i Gazownictwo SA	17,169,200	$24,878,818
Powszechna Kasa Oszczednosci Bank Polski SA	8,313,896	93,080,336
Powszechny Zaklad Ubezpieczen SA	543,503	77,783,342
Synthos SA	5,773,349	7,160,850
Tauron Polska Energia SA	10,672,718	16,483,454

		601,048,298
QATAR — 0.91%
Barwa Real Estate Co.	1,367,379	18,138,835
Commercial Bank of Qatar QSC (The)	627,185	12,574,533
Doha Bank QSC	449,083	7,301,661
Gulf International Services OSC	420,000	12,573,296
Industries Qatar QSC	1,369,723	71,852,101
Masraf Al Rayan QSC	3,470,097	45,984,587
Ooredoo QSC	607,214	19,495,288
Qatar Electricity & Water Co. QSC	262,227	13,683,726
Qatar Islamic Bank SAQ	441,067	12,792,100
Qatar National Bank SAQ	1,587,721	99,858,038
Vodafone Qatar QSC	3,530,763	17,163,869

		331,418,034
RUSSIA — 3.74%
Alrosa AO	11,558,700	11,062,801
Gazprom OAO	108,128,377	313,549,891
LUKOIL OAO	4,688,908	217,875,824
Magnit PJSC SP GDR[c]	2,374,396	137,358,809
MegaFon OAO SP GDR[c]	823,261	17,000,340
MMC Norilsk Nickel OJSC	508,490	90,787,653
Mobile TeleSystems OJSC SP ADR	4,761,082	58,180,422
Moscow Exchange MICEX-RTS OJSC	9,086,190	11,001,320
NovaTek OAO SP GDR[c]	843,727	79,732,201
Rosneft Oil Co. OJSC	10,640,427	50,274,391
Rostelecom OJSC	8,832,050	19,052,127
RusHydro OJSC	1,108,583,100	13,541,195
Sberbank of Russia	96,652,121	141,229,609
Severstal OAO	1,948,703	17,906,521
Sistema JSFC SP GDR[c]	1,316,229	7,581,479
Surgutneftegas OJSC	65,730,710	38,875,751
Tatneft OAO Class S	13,592,580	69,003,516
Uralkali OJSC	12,135,385	32,722,429
VTB Bank OJSC	45,573,302,000	42,779,810

		1,369,516,089
SOUTH AFRICA — 7.79%
African Bank Investments Ltd.[b]	14,665,413	13,276
African Rainbow Minerals Ltd.	742,595	8,979,843
Anglo American Platinum Ltd.[a]	546,954	18,443,884
AngloGold Ashanti Ltd.[a]	3,709,861	33,177,673
Aspen Pharmacare Holdings Ltd.	3,021,269	109,401,856
Assore Ltd.	209,000	3,413,739
Barclays Africa Group Ltd.	2,840,496	45,873,760
Barloworld Ltd.	2,049,041	19,395,078
Bidvest Group Ltd. (The)	3,110,893	82,522,516
Brait SEa	2,615,352	17,046,607
Coronation Fund Managers Ltd.	1,598,506	15,998,807
Discovery Ltd.	2,785,862	28,119,641
Exxaro Resources Ltd.[b]	1,412,786	14,242,326
FirstRand Ltd.	29,829,441	134,207,506
Foschini Group Ltd. (The)	2,049,064	27,007,986
Gold Fields Ltd.	7,098,492	30,472,140

Security	Shares	Value

Growthpoint Properties Ltd.	18,074,263	$45,306,327
Impala Platinum Holdings Ltd.[a]	4,899,884	35,782,704
Imperial Holdings Ltd.	1,760,142	31,867,868
Investec Ltd.	2,925,934	27,279,405
Kumba Iron Ore Ltd.	576,142	13,441,140
Liberty Holdings Ltd.	1,193,814	14,183,330
Life Healthcare Group Holdings Ltd.	8,391,353	31,752,913
Massmart Holdings Ltd.	645,649	8,189,189
Mediclinic International Ltd.	2,979,856	25,381,311
MMI Holdings Ltd.	8,395,833	23,979,408
Mr. Price Group Ltd.	2,113,069	45,178,530
MTN Group Ltd.	15,362,500	303,411,635
Nampak Ltd.	4,198,132	17,041,075
Naspers Ltd. Class N	3,638,129	472,270,082
Nedbank Group Ltd.	2,107,943	46,364,632
Netcare Ltd.	10,969,733	36,147,040
Pick n Pay Stores Ltd.	3,087,089	15,328,550
PPC Ltd.	5,730,922	13,265,711
Rand Merchant Insurance Holdings Ltd.	4,759,205	18,181,184
Redefine Properties Ltd.	24,638,855	22,527,718
Remgro Ltd.	4,284,336	98,070,629
Resilient Property Income Fund Ltd.	1,453,050	11,563,629
RMB Holdings Ltd.	5,653,082	32,051,105
Sanlam Ltd.	17,633,930	116,851,824
Sappi Ltd.[a,b]	4,030,162	15,067,731
Sasol Ltd.	5,091,508	212,920,121
Shoprite Holdings Ltd.	4,208,163	64,574,816
SPAR Group Ltd. (The)	1,733,479	24,725,203
Standard Bank Group Ltd.	11,453,208	141,214,587
Steinhoff International Holdings Ltd.	19,210,223	101,211,694
Telkom SA SOC Ltd.[a]	1,459,931	9,080,873
Tiger Brands Ltd.	1,622,330	56,762,825
Truworths International Ltd.	3,791,659	27,288,000
Tsogo Sun Holdings Ltd.	1,672,187	4,405,073
Vodacom Group Ltd.	3,189,748	38,395,944
Woolworths Holdings Ltd.	8,884,247	64,139,655

		2,853,520,099
SOUTH KOREA — 13.72%
AmorePacific Corp.	30,013	67,721,919
AmorePacific Group	25,083	26,306,644
BS Financial Group Inc.	1,822,415	25,824,194
Celltrion Inc.[a,b]	584,752	21,031,966
Cheil Worldwide Inc.[a,b]	828,840	13,951,772
CJ CheilJedang Corp.	74,786	23,827,301
CJ Corp.	143,108	20,924,677
Coway Co. Ltd.	519,442	40,507,052
Daelim Industrial Co. Ltd.	267,677	16,307,773
Daewoo Engineering & Construction Co. Ltd.[a]	750,571	4,261,105
Daewoo International Corp.	379,479	11,713,689
Daewoo Securities Co. Ltd.[a]	1,457,130	14,335,229
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	934,061	16,270,930
Daum Kakao Corp.	218,050	28,871,280
DGB Financial Group Inc.	1,255,030	13,253,171
Dongbu Insurance Co. Ltd.	403,925	20,306,532
Doosan Corp.	87,514	9,123,035
Doosan Heavy Industries & Construction Co. Ltd.[b]	448,552	10,566,548
Doosan Infracore Co. Ltd.[a]	1,129,338	10,651,728
E-Mart Co. Ltd.	197,695	39,255,291
GS Engineering & Construction Corp.[a,b]	429,170	10,361,747
GS Holdings Corp.	461,679	17,334,579
Halla Visteon Climate Control Corp.[b]	305,690	11,657,026

46

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Hana Financial Group Inc.	2,620,096	$79,930,723
Hankook Tire Co. Ltd.	682,249	33,744,524
Hanwha Chemical Corp.	809,848	9,209,878
Hanwha Corp.	379,358	10,169,171
Hanwha Life Insurance Co. Ltd.	2,082,967	15,829,760
Hite Jinro Co. Ltd.[b]	121,657	2,772,543
Hotel Shilla Co. Ltd.	305,486	24,677,104
Hyosung Corp.	215,355	13,470,014
Hyundai Department Store Co. Ltd.	131,446	15,245,102
Hyundai Development Co. Engineering & Construction	497,307	15,934,292
Hyundai Engineering & Construction Co. Ltd.	680,579	27,519,238
Hyundai Glovis Co. Ltd.	124,686	31,285,444
Hyundai Heavy Industries Co. Ltd.	378,032	42,138,140
Hyundai Marine & Fire Insurance Co. Ltd.	617,900	14,862,616
Hyundai Merchant Marine Co. Ltd.[a,b]	583,708	5,115,578
Hyundai Mipo Dockyard Co. Ltd.[b]	107,084	7,432,429
Hyundai Mobis Co. Ltd.	628,433	140,099,238
Hyundai Motor Co.	1,419,541	229,340,529
Hyundai Steel Co.	611,019	35,295,109
Hyundai Wia Corp.	143,973	22,935,362
Industrial Bank of Korea	2,165,957	29,421,592
Kangwon Land Inc.	989,968	29,217,883
KB Financial Group Inc.	3,643,506	127,923,086
KCC Corp.	52,551	26,134,393
KEPCO Plant Service & Engineering Co. Ltd.	138,942	11,349,114
Kia Motors Corp.	2,452,179	123,278,460
Korea Aerospace Industries Ltd.	430,525	15,620,836
Korea Electric Power Corp.	2,367,918	98,311,501
Korea Express Co. Ltd.[a]	47,257	8,381,245
Korea Gas Corp.[a]	264,680	13,736,270
Korea Investment Holdings Co. Ltd.	305,195	15,811,357
Korea Zinc Co. Ltd.	80,615	31,105,115
Korean Air Lines Co. Ltd.[a]	130,000	4,928,020
KT Corp.	496,981	14,600,597
KT Corp. SP ADR	432,456	6,383,051
KT&G Corp.	1,022,689	89,443,174
Kumho Petrochemical Co. Ltd.[b]	129,348	9,222,882
LG Chem Ltd.	426,693	79,527,149
LG Corp.	901,116	52,947,021
LG Display Co. Ltd.[a]	2,181,613	66,849,372
LG Electronics Inc.[b]	992,552	56,975,773
LG Household & Health Care Ltd.	89,182	50,147,016
LG Innotek Co. Ltd.[a,b]	109,631	9,885,046
LG Uplus Corp.	1,944,342	19,040,670
Lotte Chemical Corp.	143,341	22,769,995
Lotte Confectionery Co. Ltd.	4,654	8,359,096
Lotte Shopping Co. Ltd.	95,025	25,729,952
LS Corp.	145,449	7,955,422
LS Industrial Systems Co. Ltd.	161,803	9,404,859
Mirae Asset Securities Co. Ltd.	186,394	8,369,603
NAVER Corp.	258,480	176,371,569
NCsoft Corp.	142,206	20,471,914
OCI Co. Ltd.[a,b]	147,674	11,329,293
ORION Corp.[b]	33,098	29,215,979
Paradise Co. Ltd.[b]	364,421	9,176,719
POSCO	610,070	166,565,436
S-Oil Corp.[b]	409,554	15,562,276
S1 Corp.	199,971	13,680,944
Samsung C&T Corp.	1,159,429	75,240,710
Samsung Card Co. Ltd.	329,331	14,252,829
Samsung Electro-Mechanics Co. Ltd.	543,174	29,807,283
Samsung Electronics Co. Ltd.	1,009,103	1,172,178,854
Samsung Engineering Co. Ltd.[a,b]	260,233	11,509,018

Security	Shares	Value

Samsung Fire & Marine Insurance Co. Ltd.	306,398	$85,728,941
Samsung Heavy Industries Co. Ltd.[b]	1,462,698	28,515,977
Samsung Life Insurance Co. Ltd.	569,703	62,731,862
Samsung SDI Co. Ltd.	508,131	61,455,439
Samsung SDS Co. Ltd.[a]	230,000	72,033,937
Samsung Securities Co. Ltd.	545,311	24,313,700
Shinhan Financial Group Co. Ltd.	3,944,284	176,575,194
Shinsegae Co. Ltd.	68,289	12,173,002
SK C&C Co. Ltd.	189,008	38,042,135
SK Holdings Co. Ltd.	235,775	36,176,497
SK Hynix Inc.[a]	5,248,142	227,603,433
SK Innovation Co. Ltd.	542,572	41,967,977
SK Networks Co. Ltd.[a]	933,792	7,939,276
SK Telecom Co. Ltd.	81,788	20,706,290
SK Telecom Co. Ltd. SP ADR	166,548	4,718,305
Woori Bank[a]	2,757,311	26,628,663
Woori Investment & Securities Co. Ltd.[b]	1,053,488	11,315,048
Yuhan Corp.	93,193	14,635,662

		5,022,825,694
TAIWAN — 12.27%
Acer Inc.[a,b]	24,235,053	15,387,957
Advanced Semiconductor Engineering Inc.[b]	56,518,701	68,576,693
Advantech Co. Ltd.[b]	2,888,370	19,786,233
Asia Cement Corp.	21,540,077	27,631,991
Asia Pacific Telecom Co. Ltd.[b]	12,998,000	7,497,029
ASUSTeK Computer Inc.[b]	6,354,968	69,201,849
AU Optronics Corp.[b]	78,849,000	37,198,333
Catcher Technology Co. Ltd.[b]	6,029,210	51,042,993
Cathay Financial Holding Co. Ltd.	76,367,644	123,135,809
Chailease Holding Co. Ltd.[b]	8,534,820	21,924,814
Chang Hwa Commercial Bank Ltd.	41,183,996	24,419,624
Cheng Shin Rubber Industry Co. Ltd.[b]	14,795,128	34,277,750
Chicony Electronics Co. Ltd.	5,898,088	16,047,145
China Airlines Ltd.[a]	20,115,347	8,482,277
China Development Financial Holding Corp.	134,578,848	43,094,802
China Life Insurance Co. Ltd.	22,726,803	19,020,089
China Motor Co. Ltd.[b]	4,435,000	3,933,783
China Steel Corp.[b]	109,458,313	92,313,175
Chunghwa Telecom Co. Ltd.	35,249,410	105,927,624
Clevo Co.	5,855,553	9,611,829
Compal Electronics Inc.	39,283,908	25,133,577
CTBC Financial Holding Co. Ltd.	127,588,494	86,783,676
CTCI Corp.	2,849,000	4,630,574
Delta Electronics Inc.[b]	16,980,000	102,601,503
E.Sun Financial Holding Co. Ltd.	53,733,232	34,030,902
Eclat Textile Co. Ltd.[b]	1,614,360	16,092,740
Epistar Corp.[b]	7,725,345	14,528,317
EVA Airways Corp.[a]	12,219,800	7,897,116
Evergreen Marine Corp. Ltd.[a]	16,700,325	9,902,285
Far Eastern Department Stores Ltd.[b]	11,249,191	9,723,430
Far Eastern New Century Corp.	28,661,763	28,617,771
Far EasTone Telecommunications Co. Ltd.	14,177,000	30,692,592
Farglory Land Development Co. Ltd.	7,754,727	8,757,661
First Financial Holding Co. Ltd.	65,887,706	40,025,491
Formosa Chemicals & Fibre Corp.[b]	29,296,090	66,264,684
Formosa International Hotels Corp.	265,015	2,744,561
Formosa Petrochemical Corp.[b]	8,489,000	19,201,228
Formosa Plastics Corp.	38,252,280	87,758,684
Formosa Taffeta Co. Ltd.	8,593,000	8,413,213
Foxconn Technology Co. Ltd.	7,892,659	22,060,425
Fubon Financial Holding Co. Ltd.	62,328,969	102,110,953

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Giant Manufacturing Co. Ltd.	3,237,203	$28,452,031
Hermes Microvision Inc.	386,000	18,334,922
Highwealth Construction Corp.	4,585,900	8,713,173
Hiwin Technologies Corp.[b]	1,948,449	16,369,553
Hon Hai Precision Industry Co. Ltd.[b]	114,737,812	359,627,361
Hotai Motor Co. Ltd.[b]	2,356,000	36,960,595
HTC Corp.[a,b]	6,234,708	27,600,129
Hua Nan Financial Holdings Co. Ltd.	45,999,636	26,531,820
Innolux Corp.[b]	70,675,002	33,798,854
Inotera Memories Inc.[a,b]	21,086,000	31,887,060
Inventec Corp.[b]	21,786,281	14,501,895
Kinsus Interconnect Technology Corp.[b]	2,298,000	8,427,918
Largan Precision Co. Ltd.	931,000	71,748,445
Lite-On Technology Corp.	19,107,157	23,152,707
MediaTek Inc.[b]	12,948,338	194,554,558
Mega Financial Holding Co. Ltd.	86,350,162	70,313,404
Merida Industry Co. Ltd.	1,980,500	13,567,041
Nan Ya Plastics Corp.	43,875,160	91,868,822
Novatek Microelectronics Corp.	5,128,000	28,997,496
Pegatron Corp.[b]	14,084,414	32,676,660
Phison Electronics Corp.	1,213,535	8,117,029
Pou Chen Corp.[b]	19,949,220	24,108,598
Powertech Technology Inc.[b]	5,431,300	9,073,373
President Chain Store Corp.	5,650,000	43,998,707
Quanta Computer Inc.	23,893,000	59,447,807
Radiant Opto-Electronics Corp.[b]	4,143,240	13,588,783
Realtek Semiconductor Corp.[b]	3,990,637	13,281,706
Ruentex Development Co. Ltd.[b]	6,510,337	10,150,214
Ruentex Industries Ltd.[b]	5,371,598	10,848,207
ScinoPharm Taiwan Ltd.[b]	2,691,545	5,000,851
Shin Kong Financial Holding Co. Ltd.	58,464,074	17,398,954
Siliconware Precision Industries Co. Ltd.[b]	27,997,190	41,117,127
Simplo Technology Co. Ltd.	2,943,202	15,121,387
SinoPac Financial Holdings Co. Ltd.	68,454,001	28,755,215
Standard Foods Corp.[b]	3,213,066	7,454,500
Synnex Technology International Corp.[b]	12,085,985	17,573,934
Taishin Financial Holdings Co. Ltd.	66,378,025	30,778,727
Taiwan Business Bank Ltd.[a]	24,675,723	7,207,966
Taiwan Cement Corp.	31,915,296	46,871,321
Taiwan Cooperative Financial Holding Co. Ltd.	45,149,808	23,780,333
Taiwan Fertilizer Co. Ltd.[b]	6,155,000	10,123,257
Taiwan Glass Industry Corp.	5,076,176	3,920,207
Taiwan Mobile Co. Ltd.	15,656,600	49,781,386
Taiwan Semiconductor Manufacturing Co. Ltd.	225,614,000	1,031,565,748
Teco Electric and Machinery Co. Ltd.	20,594,000	21,360,931
TPK Holding Co. Ltd.[b]	2,218,827	14,267,601
Transcend Information Inc.	872,000	2,859,940
TSRC Corp.	8,176,992	9,300,593
U-Ming Marine Transport Corp.	3,921,000	6,157,544
Uni-President Enterprises Co.	43,069,576	69,584,903
Unimicron Technology Corp.[b]	10,237,000	7,541,921
United Microelectronics Corp.[b]	110,910,000	49,277,405
Vanguard International Semiconductor Corp.	7,235,000	11,174,828
Walsin Lihwa Corp.[a]	21,453,000	6,918,198
Wistron Corp.[b]	19,249,560	17,602,797
WPG Holdings Co. Ltd.[b]	11,186,532	12,994,776
Yang Ming Marine Transport Corp.[a]	23,137,075	10,092,916
Yuanta Financial Holding Co. Ltd.	75,993,343	37,324,463
Yulon Motor Co. Ltd.[b]	9,270,000	13,928,589
Zhen Ding Technology Holding Ltd.[b]	2,254,075	6,074,476

		4,490,094,844

Security	Shares	Value

THAILAND — 2.48%
Advanced Information Service PCL NVDR	9,740,100	$70,599,781
Airports of Thailand PCL NVDR	4,187,600	35,454,631
Bangkok Bank PCL Foreign	2,651,600	16,312,569
Bangkok Bank PCL NVDR	2,824,300	17,375,014
Bangkok Dusit Medical Services PCL NVDR[b]	29,837,800	16,811,308
Banpu PCL NVDR[b]	10,887,100	9,035,282
BEC World PCL NVDR[b]	9,360,200	15,322,392
BTS Group Holdings PCL NVDR	43,944,600	13,383,463
Bumrungrad Hospital PCL NVDR	1,830,600	8,167,593
Central Pattana PCL NVDR	12,537,100	18,136,508
Charoen Pokphand Foods PCL NVDR	26,176,500	22,521,277
CP All PCL NVDR	42,037,600	56,331,792
Delta Electronics Thailand PCL NVDR	1,998,900	4,550,564
Energy Absolute PCL NVDR	3,958,300	3,134,332
Glow Energy PCL NVDR	5,192,200	15,457,212
Home Product Center PCL NVDR[b]	23,650,204	6,410,441
Indorama Ventures PCL NVDR	13,923,380	9,540,918
IRPC PCL NVDR	91,166,900	9,273,563
Kasikornbank PCL Foreign	10,823,400	81,418,602
Kasikornbank PCL NVDR	6,156,300	46,310,525
Krung Thai Bank PCL NVDR	34,907,100	25,408,244
Minor International PCL NVDR[b]	12,672,700	13,797,747
PTT Exploration & Production PCL NVDR	12,715,839	52,474,378
PTT Global Chemical PCL NVDR	14,479,130	28,332,088
PTT PCL NVDR	9,091,900	106,051,399
Siam Cement (The) PCL Foreign	2,849,100	40,955,541
Siam Cement (The) PCL NVDR[b]	1,035,100	14,879,464
Siam Commercial Bank PCL NVDR	15,300,500	91,565,349
Thai Oil PCL NVDR[b]	7,937,900	10,455,739
Thai Union Frozen Products PCL NVDR	2,806,500	7,414,767
TMB Bank PCL NVDR	109,682,200	10,488,872
True Corp. PCL NVDR[a,b]	78,717,221	29,008,021

		906,379,376
TURKEY — 1.83%
Akbank TAS	17,160,861	69,584,656
Anadolu Efes Biracilik ve Malt Sanayii ASa	1,616,548	18,519,832
Arcelik ASb	1,707,234	10,934,429
BIM Birlesik Magazalar AS	1,930,011	43,003,267
Coca-Cola Icecek AS	515,548	11,603,376
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	19,732,370	25,098,229
Enka Insaat ve Sanayi AS	3,512,248	9,140,620
Eregli Demir ve Celik Fabrikalari TAS	14,887,122	30,283,216
Ford Otomotiv Sanayi ASb	705,552	9,515,135
Haci Omer Sabanci Holding AS	8,304,407	39,703,538
KOC Holding ASb	5,752,463	32,432,361
Migros Ticaret ASa	1	6
Petkim Petrokimya Holding AS	958,583	1,660,258
TAV Havalimanlari Holding AS	1,646,352	14,108,831
Tofas Turk Otomobil Fabrikasi AS	1,002,702	7,145,682
Tupras Turkiye Petrol Rafinerileri AS	1,241,387	28,051,729
Turk Hava Yollari AOa	5,453,833	22,655,632
Turk Telekomunikasyon AS	3,921,168	12,557,076
Turkcell Iletisim Hizmetleri ASa	7,506,243	47,567,865
Turkiye Garanti Bankasi AS	21,575,915	95,077,664
Turkiye Halk Bankasi AS	5,915,808	42,158,570
Turkiye Is Bankasi AS Class C	14,988,678	41,644,606
Turkiye Sise ve Cam Fabrikalari AS	4,970,071	7,913,198
Turkiye Vakiflar Bankasi TAO Class D	7,964,359	18,320,433
Ulker Biskuvi Sanayi AS	1,078,342	8,122,462

48

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

Yapi ve Kredi Bankasi ASb	9,773,728	$23,452,363

		670,255,034
UNITED ARAB EMIRATES — 0.74%
Abu Dhabi Commercial Bank PJSC	9,224,036	18,457,866
Aldar Properties PJSC	30,590,815	26,567,757
Arabtec Holding Co. PJSC[a]	13,304,131	14,379,712
DP World Ltd.	1,365,116	28,885,855
Dubai Financial Market PJSC	18,461,462	13,168,628
Dubai Islamic Bank PJSC	9,711,169	19,961,429
Emaar Properties PJSC	33,381,724	99,516,717
First Gulf Bank PJSC	6,515,562	31,841,205
National Bank of Abu Dhabi PJSC	4,974,117	18,281,967

		271,061,136

TOTAL COMMON STOCKS (Cost: $33,501,134,793)		34,526,520,329

PREFERRED STOCKS — 5.27%

BRAZIL — 3.97%
AES Tiete SA	1,016,100	7,557,492
Banco Bradesco SA	19,246,258	295,561,797
Banco do Estado do Rio Grande do Sul SA Class B	1,778,400	10,334,678
Bradespar SA	2,088,000	12,222,993
Braskem SA Class A	1,519,700	11,356,233
Centrais Eletricas Brasileiras SA Class B	2,209,837	6,622,520
Companhia Brasileira de Distribuicao	1,202,686	50,655,628
Companhia Energetica de Minas Gerais	6,821,302	37,283,412
Companhia Energetica de Sao Paulo Class B	1,691,100	16,982,883
Companhia Paranaense de Energia Class B	977,375	13,393,116
Gerdau SA	7,931,085	33,558,676
Itau Unibanco Holding SA	25,380,552	380,306,790
Itausa - Investimentos Itau SA	30,095,565	122,436,102
Lojas Americanas SA	4,645,370	30,511,698
Metalurgica Gerdau SA	2,535,500	12,785,522
Oi SA	22,358,168	11,977,358
Petroleo Brasileiro SA	38,216,027	189,889,616
Suzano Papel e Celulose SA Class A	2,810,700	11,871,049
Telefonica Brasil SA	2,802,567	57,127,305
Usinas Siderurgicas de Minas Gerais SA Class Aa	3,482,200	7,029,149
Vale SA Class A	17,345,651	134,668,590

		1,454,132,607
CHILE — 0.08%
Embotelladora Andina SA Class B	2,061,578	6,289,135
Sociedad Quimica y Minera de Chile SA Series B	897,277	22,697,479

		28,986,614
COLOMBIA — 0.28%
Banco Davivienda SA	904,051	11,612,152
Bancolombia SA	4,095,302	53,046,946
Grupo Argos SA/Colombia	1,008,970	9,172,247
Grupo Aval Acciones y Valores SA	25,753,833	16,365,136
Grupo de Inversiones Suramericana SA	722,185	12,967,027

		103,163,508

Security	Shares	Value

RUSSIA — 0.25%
AK Transneft OAO	14,183	$34,195,730
Sberbank of Russia	9,110,638	9,629,496
Surgutneftegas OJSC	66,267,600	45,971,076

		89,796,302
SOUTH KOREA — 0.69%
Hyundai Motor Co. Ltd.	187,435	21,738,704
Hyundai Motor Co. Ltd. Series 2	330,631	39,689,447
LG Chem Ltd.	71,014	10,703,857
Samsung Electronics Co. Ltd.	188,992	178,936,421

		251,068,429

TOTAL PREFERRED STOCKS (Cost: $2,161,037,119)		1,927,147,460

RIGHTS — 0.01%

CHINA — 0.01%
PICC Property and Casual Company Ltd.[a]	2,780,928	2,926,160

		2,926,160
SOUTH KOREA — 0.00%
DGB Financial Group Inc.[a]	262,141	366,730

		366,730

TOTAL RIGHTS (Cost: $0)		3,292,890

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[a,b]	606,315	102,484

		102,484

TOTAL WARRANTS (Cost: $0)		102,484

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,089,143,967	1,089,143,967

49

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	61,926,937	$61,926,937

		1,151,070,904

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,151,070,904)		1,151,070,904

TOTAL INVESTMENTS IN SECURITIES — 102.74% (Cost: $36,813,242,816)		37,608,134,067
Other Assets, Less Liabilities — (2.74)%		(1,002,628,450)

NET ASSETS — 100.00%		$36,605,505,617

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	2,505	Dec. 2014	NYSE LIFFE	$125,037,075	$748,171

See accompanying notes to schedules of investments.

50

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.73%

CHINA — 31.61%
AAC Technologies Holdings Inc.[a]	27,000	$158,936
Agricultural Bank of China Ltd. Class H	810,000	384,371
Air China Ltd. Class H	62,000	47,569
Alibaba Health Information Technology Ltd.[b]	82,000	57,733
Alibaba Pictures Group Ltd.[b]	210,000	43,598
Aluminum Corp. of China Ltd. Class Hb	142,000	61,707
Anhui Conch Cement Co. Ltd. Class Ha	47,500	160,783
Anta Sports Products Ltd.	42,000	86,979
AviChina Industry & Technology Co. Ltd. Class H	96,000	67,714
Bank of China Ltd. Class H	2,944,000	1,518,504
Bank of Communications Co. Ltd. Class H	329,000	272,788
BBMG Corp. Class H	38,000	31,409
Beijing Capital International Airport Co. Ltd. Class H	48,000	37,509
Beijing Enterprises Holdings Ltd.	19,000	151,657
Beijing Enterprises Water Group Ltd.	160,000	109,968
Belle International Holdings Ltd.	171,000	194,263
Brilliance China Automotive Holdings Ltd.	114,000	194,337
BYD Co. Ltd. Class Ha	24,500	148,643
China Agri-Industries Holdings Ltd.	69,800	27,092
China Cinda Asset Management Co. Ltd.[b]	199,000	106,236
China CITIC Bank Corp. Ltd. Class H	310,000	230,651
China Coal Energy Co. Class Ha	142,000	88,624
China Communications Construction Co. Ltd. Class H	164,000	164,106
China Communications Services Corp. Ltd. Class H	88,000	42,894
China Construction Bank Corp. Class H	2,656,000	2,013,834
China COSCO Holdings Co. Ltd. Class Ha,b	85,500	42,006
China Everbright Bank Co. Ltd.	111,000	56,681
China Everbright International Ltd.[a]	90,000	138,569
China Everbright Ltd.	38,000	88,103
China Galaxy Securities Co. Ltd. Class H	48,000	49,331
China Gas Holdings Ltd.	74,000	138,171
China Huishan Dairy Holdings Co. Ltd.[a]	224,000	47,082
China International Marine Containers (Group) Co. Ltd. Class H	21,000	47,822
China Life Insurance Co. Ltd. Class H	278,000	966,099
China Longyuan Power Group Corp. Ltd. Class H	111,000	119,373
China Medical System Holdings Ltd.	32,000	54,386
China Mengniu Dairy Co. Ltd.	53,000	214,939
China Merchants Bank Co. Ltd. Class H	173,331	358,955
China Merchants Holdings International Co. Ltd.[a]	40,000	136,944
China Minsheng Banking Corp. Ltd. Class H	230,800	253,567
China Mobile Ltd.	224,000	2,759,923
China National Building Material Co. Ltd. Class H	108,000	105,563
China Oilfield Services Ltd. Class H	64,000	112,732
China Overseas Land & Investment Ltd.	154,000	462,695
China Pacific Insurance (Group) Co. Ltd. Class H	99,400	416,570
China Petroleum & Chemical Corp. Class H	952,600	780,014
China Railway Construction Corp. Ltd. Class H	80,000	91,915
China Railway Group Ltd. Class H	140,000	101,457
China Resources Cement Holdings Ltd.[a]	88,000	60,369
China Resources Enterprise Ltd.	44,000	91,801
China Resources Gas Group Ltd.	34,000	95,577
China Resources Land Ltd.	76,000	192,082
China Resources Power Holdings Co. Ltd.	72,000	209,826
China Shenhua Energy Co. Ltd. Class H	127,500	362,524
China Shipping Container Lines Co. Ltd. Class Hb	117,000	34,398
China South City Holdings Ltd.	64,000	32,928

Security	Shares	Value

China State Construction International Holdings Ltd.	64,000	$97,217
China Taiping Insurance Holdings Co. Ltd.[b]	36,300	93,617
China Telecom Corp. Ltd. Class H	522,000	316,364
China Unicom (Hong Kong) Ltd.	242,000	368,227
China Vanke Co. Ltd.[a,b]	51,400	105,252
Chongqing Changan Automobile Co. Ltd.	29,800	63,212
Chongqing Rural Commercial Bank Co. Ltd. Class H	89,000	50,382
CITIC Ltd.	83,000	144,701
CITIC Securities Co. Ltd. Class H	40,000	117,344
CNOOC Ltd.	668,000	976,805
COSCO Pacific Ltd.[a]	60,000	81,547
Country Garden Holdings Co. Ltd.	173,828	72,624
CSPC Pharmaceutical Group Ltd.[a]	82,000	72,959
CSR Corp Ltd. Class H	83,000	84,445
Datang International Power Generation Co. Ltd. Class H	104,000	58,471
Dongfeng Motor Group Co. Ltd. Class H	102,000	155,203
ENN Energy Holdings Ltd.[a]	28,000	171,141
Evergrande Real Estate Group Ltd.[a]	201,000	81,644
Far East Horizon Ltd.	45,000	41,896
Fosun International Ltd.	61,500	75,101
Franshion Properties (China) Ltd.	138,000	38,971
GCL-Poly Energy Holdings Ltd.[a,b]	360,000	97,950
Geely Automobile Holdings Ltd.	190,000	82,566
GOME Electrical Appliances Holdings Ltd.[a]	345,000	50,716
Great Wall Motor Co. Ltd. Class H	39,500	199,155
Guangdong Investment Ltd.	96,000	132,456
Guangzhou Automobile Group Co. Ltd. Class H	78,000	73,826
Guangzhou R&F Properties Co. Ltd. Class H	33,600	41,507
Haier Electronics Group Co. Ltd.	40,000	111,670
Haitian International Holdings Ltd.	23,000	48,936
Haitong Securities Co. Ltd. Class H	47,200	100,426
Hanergy Thin Film Power Group Ltd.[a]	464,000	116,673
Hengan International Group Co. Ltd.	28,500	308,888
Huadian Power International Corp. Ltd. Class H	64,000	52,322
Huaneng Power International Inc. Class H	118,000	138,313
Industrial and Commercial Bank of China Ltd. Class H	2,720,000	1,844,900
Inner Mongolia Yitai Coal Co. Ltd. Class B	36,900	55,387
Intime Retail Group Co. Ltd.	40,000	31,670
Jiangsu Expressway Co. Ltd. Class H	52,000	58,940
Jiangxi Copper Co. Ltd. Class H	52,000	93,338
Kingboard Chemical Holdings Co. Ltd.	23,200	43,378
Kingsoft Corp. Ltd.[a]	24,000	57,501
Kunlun Energy Co. Ltd.	120,000	129,826
Lee & Man Paper Manufacturing Ltd.	43,000	23,954
Lenovo Group Ltd.[a]	234,000	328,294
Longfor Properties Co. Ltd.	57,000	76,735
New China Life Insurance Co. Ltd. Class H	25,600	116,034
New World China Land Ltd.	88,000	54,468
Nine Dragons Paper (Holdings) Ltd.[a]	59,000	50,365
People’s Insurance Co. Group of China Ltd. Class H	224,000	108,606
PetroChina Co. Ltd. Class H	788,000	854,556
PICC Property and Casualty Co. Ltd. Class H	124,000	249,759
Ping An Insurance (Group) Co. of China Ltd. Class H	76,000	637,498
Semiconductor Manufacturing International Corp.[a,b]	864,000	89,130
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	68,000	60,240
Shanghai Electric Group Co. Ltd. Class H	122,000	73,153
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	16,000	57,357
Shanghai Industrial Holdings Ltd.	18,000	55,474
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	25,700	61,243
Shenzhou International Group Holdings Ltd.	20,000	66,538
Shimao Property Holdings Ltd.	51,500	123,255
Shui On Land Ltd.	121,500	30,238
Sihuan Pharmaceutical Holdings Group Ltd.	152,000	113,681

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2014

Security	Shares	Value

Sino Biopharmaceutical Ltd.	112,000	$110,772
Sino-Ocean Land Holdings Ltd.	118,000	70,754
Sinopec Engineering Group Co. Ltd.	39,500	34,636
Sinopec Shanghai Petrochemical Co. Ltd. Class H	111,000	34,495
Sinopharm Group Co. Ltd. Class H	36,400	135,649
Sinotrans Ltd. Class H	64,000	48,279
SOHO China Ltd.	59,000	44,659
Sun Art Retail Group Ltd.[a]	82,000	93,155
Tencent Holdings Ltd.	191,100	3,055,629
Tingyi Cayman Islands Holding Corp.	74,000	175,959
Tsingtao Brewery Co. Ltd. Class H	12,000	84,255
Uni-President China Holdings Ltd.	32,600	28,712
Want Want China Holdings Ltd.[a]	227,000	297,983
Weichai Power Co. Ltd. Class H	17,800	67,482
Yanzhou Coal Mining Co. Ltd. Class Ha	72,000	61,369
Yuexiu Property Co. Ltd.	270,140	53,993
Zhejiang Expressway Co. Ltd. Class H	46,000	51,487
Zhuzhou CSR Times Electric Co. Ltd. Class H	21,500	92,460
Zijin Mining Group Co. Ltd. Class H	252,000	67,265
ZTE Corp. Class H	22,600	54,088

		30,055,433
INDIA — 11.24%
Adani Ports & Special Economic Zone Ltd.	17,206	80,478
ACC Ltd.	914	21,730
Adani Enterprises Ltd.	6,007	44,427
Aditya Birla Nuvo Ltd.	1,759	50,879
Ambuja Cements Ltd.	23,030	85,321
Apollo Hospitals Enterprise Ltd.	2,690	50,547
Asian Paints Ltd.	10,673	128,083
Aurobindo Pharma Ltd.	4,721	82,989
Bajaj Auto Ltd.	3,074	130,817
Bharat Heavy Electricals Ltd.	20,007	91,499
Bharat Petroleum Corp. Ltd.	6,240	75,040
Bharti Airtel Ltd.	21,647	133,360
Cairn India Ltd.	15,823	66,410
Cipla Ltd.	12,863	131,656
Coal India Ltd.	18,235	104,318
Dabur India Ltd.	17,536	68,075
Divi’s Laboratories Ltd.	1,505	41,904
DLF Ltd.	19,179	46,082
Dr. Reddy’s Laboratories Ltd.	4,494	261,163
GAIL (India) Ltd.	10,756	84,620
GlaxoSmithKline Consumer Healthcare Ltd.	360	32,837
Godrej Consumer Products Ltd.	4,236	65,149
HCL Technologies Ltd.	9,234	247,364
Hero Motocorp Ltd.	1,660	84,194
Hindalco Industries Ltd.	40,234	112,847
Hindustan Unilever Ltd.	28,090	355,838
Housing Development Finance Corp. Ltd.	55,255	1,033,466
ICICI Bank Ltd.	8,365	236,493
Idea Cellular Ltd.	38,368	98,123
Infosys Ltd.	16,960	1,191,573
ITC Ltd.	82,847	484,826
Jindal Steel & Power Ltd.	13,473	30,548
JSW Steel Ltd.	3,435	66,475
Larsen & Toubro Ltd.	11,811	312,019
LIC Housing Finance Ltd.	9,510	64,733
Mahindra & Mahindra Financial Services Ltd.	10,135	50,687
Mahindra & Mahindra Ltd.	12,683	270,552
Motherson Sumi Systems Ltd.	5,920	40,840
Nestle India Ltd.	793	79,282

Security	Shares	Value

NTPC Ltd.	59,962	$137,887
Oil & Natural Gas Corp. Ltd.	28,565	174,644
Oil India Ltd.	3,836	36,601
Piramal Enterprises Ltd.	2,795	36,467
Power Finance Corp. Ltd.	10,071	50,262
Ranbaxy Laboratories Ltd.[b]	4,686	46,241
Reliance Communications Ltd.[b]	30,857	51,192
Reliance Industries Ltd.	48,205	770,286
Reliance Infrastructure Ltd.	3,570	35,070
Rural Electrification Corp. Ltd.	11,461	62,296
Sesa Sterlite Ltd.	43,861	163,520
Shriram Transport Finance Co. Ltd.	5,154	89,692
Siemens Ltd.	2,638	38,544
State Bank of India	54,500	282,271
Sun Pharmaceuticals Industries Ltd.	27,029	365,744
Tata Consultancy Services Ltd.	17,344	738,703
Tata Motors Ltd.	28,538	245,347
Tata Power Co. Ltd.	36,900	55,301
Tata Steel Ltd.	11,369	86,722
Tech Mahindra Ltd.	1,972	83,896
Ultratech Cement Ltd.	1,505	60,250
United Breweries Ltd.	2,687	33,939
United Spirits Ltd.[b]	1,828	80,583
Wipro Ltd.	23,596	222,747
Zee Entertainment Enterprises Ltd.	16,992	104,586

		10,690,035
INDONESIA — 4.11%
PT Adaro Energy Tbk	608,500	53,850
PT Astra Agro Lestari Tbk	12,600	24,779
PT Astra International Tbk	748,800	437,168
PT Bank Central Asia Tbk	454,400	487,761
PT Bank Danamon Indonesia Tbk	132,300	45,531
PT Bank Mandiri (Persero) Tbk	345,600	298,053
PT Bank Negara Indonesia (Persero) Tbk	279,500	137,987
PT Bank Rakyat Indonesia (Persero) Tbk	409,600	386,811
PT Bukit Asam (Persero) Tbk	30,400	32,757
PT Bumi Serpong Damai Tbk	272,500	39,522
PT Charoen Pokphand Indonesia Tbk	274,000	92,276
PT Global Mediacom Tbk	295,100	38,810
PT Gudang Garam Tbk	16,700	83,712
PT Indo Tambangraya Megah Tbk	12,500	19,486
PT Indocement Tunggal Prakarsa Tbk	51,300	103,722
PT Indofood CBP Sukses Makmur Tbk	39,700	36,597
PT Indofood Sukses Makmur Tbk	165,300	90,750
PT Jasa Marga (Persero) Tbk	74,200	41,040
PT Kalbe Farma Tbk	737,000	105,683
PT Lippo Karawaci Tbk	708,600	67,643
PT Matahari Department Store Tbk	68,600	84,317
PT Media Nusantara Citra Tbk	179,600	35,393
PT Perusahaan Gas Negara (Persero) Tbk	409,300	199,552
PT Semen Gresik (Persero) Tbk	109,900	144,084
PT Surya Citra Media Tbk	190,200	50,028
PT Telekomunikasi Indonesia (Persero) Tbk	1,862,400	431,111
PT Tower Bersama Infrastructure Tbk	63,000	48,654
PT Unilever Indonesia Tbk	58,100	151,391
PT United Tractors Tbk	61,900	92,946
PT XL Axiata Tbk	102,000	42,625

		3,904,039

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2014

Security	Shares	Value

MALAYSIA — 5.72%
AirAsia Bhd	47,100	$35,926
Alliance Financial Group Bhd	37,700	54,279
AMMB Holdings Bhd	73,800	145,309
Astro Malaysia Holdings Bhd	66,100	65,856
Axiata Group Bhd	96,000	200,373
Berjaya Sports Toto Bhd	17,237	17,734
British American Tobacco Malaysia Bhd	4,800	100,186
Bumi Armada Bhd[b]	58,000	19,719
CIMB Group Holdings Bhd	188,900	325,584
Dialog Group Bhd	141,278	62,233
DiGi.Com Bhd	115,200	214,563
Felda Global Ventures Holdings Bhd	47,900	46,732
Gamuda Bhd	58,200	91,021
Genting Bhd	76,400	207,121
Genting Malaysia Bhd	105,300	131,372
Genting Plantations Bhd	8,500	26,888
Hong Leong Bank Bhd	20,600	87,089
Hong Leong Financial Group Bhd	8,700	45,525
IHH Healthcare Bhd	90,000	130,909
IJM Corp. Bhd	38,900	77,973
IOI Corp. Bhd	109,800	156,463
IOI Properties Group Bhd	57,699	41,963
Kuala Lumpur Kepong Bhd	17,400	115,743
Lafarge Malaysia Bhd	14,200	42,569
Malayan Banking Bhd	171,500	479,642
Malaysia Airports Holdings Bhd	29,000	59,672
Maxis Bhd	68,700	140,751
MISC Bhd	41,900	90,551
Petronas Chemicals Group Bhd	106,900	177,930
Petronas Dagangan Bhd	9,300	44,211
Petronas Gas Bhd	26,100	175,312
PPB Group Bhd	15,800	72,495
Public Bank Bhd	102,110	560,888
RHB Capital Bhd	18,700	45,223
Sapurakencana Petroleum Bhd	134,900	111,669
Sime Darby Bhd	114,900	328,820
Telekom Malaysia Bhd	36,300	75,980
Tenaga Nasional Bhd	106,400	448,563
UEM Sunrise Bhd	47,400	25,224
UMW Holdings Bhd	20,000	66,696
YTL Corp. Bhd	149,153	69,671
YTL Power International Bhd	53,915	24,387

		5,440,815
PHILIPPINES — 1.91%
Aboitiz Equity Ventures Inc.	79,070	92,444
Aboitiz Power Corp.	59,200	55,634
Alliance Global Group Inc.	65,500	36,174
Ayala Corp.	7,610	117,611
Ayala Land Inc.	268,200	203,069
Bank of the Philippine Islands	28,110	59,469
BDO Unibank Inc.	59,280	144,157
DMCI Holdings Inc.	155,000	56,263
Energy Development Corp.	330,600	59,119
Globe Telecom Inc.	1,350	52,611
International Container Terminal Services Inc.	19,290	49,831
JG Summit Holdings Inc.	85,036	116,746
Jollibee Foods Corp.	17,880	82,422
Megaworld Corp.	430,000	48,070
Metro Pacific Investments Corp.	424,700	47,572

Security	Shares	Value

Metropolitan Bank & Trust Co.	12,444	$23,001
Philippine Long Distance Telephone Co.	3,665	244,034
SM Investments Corp.	5,873	105,218
SM Prime Holdings Inc.	247,950	94,531
Universal Robina Corp.	30,300	131,645

		1,819,621
SOUTH KOREA — 21.21%
AmorePacific Corp.	125	282,052
AmorePacific Group	107	112,220
BS Financial Group Inc.	6,938	98,314
Celltrion Inc.[b]	2,338	84,092
Cheil Worldwide Inc.[b]	2,906	48,916
CJ CheilJedang Corp.	309	98,449
CJ Corp.	544	79,542
Coway Co. Ltd.	1,948	151,909
Daelim Industrial Co. Ltd.	1,030	62,751
Daewoo Engineering & Construction Co. Ltd.[b]	4,513	25,621
Daewoo International Corp.	1,733	53,494
Daewoo Securities Co. Ltd.[b]	7,615	74,916
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,722	64,836
Daum Kakao Corp.	960	127,110
DGB Financial Group Inc.	4,671	49,326
Dongbu Insurance Co. Ltd.	1,538	77,320
Doosan Corp.	301	31,378
Doosan Heavy Industries & Construction Co. Ltd.	2,033	47,891
Doosan Infracore Co. Ltd.[a,b]	4,960	46,782
E-Mart Co. Ltd.	792	157,263
GS Engineering & Construction Corp.[b]	1,756	42,396
GS Holdings Corp.	2,171	81,514
Halla Visteon Climate Control Corp.[a]	1,357	51,747
Hana Financial Group Inc.	10,801	329,504
Hankook Tire Co. Ltd.	2,752	136,116
Hanwha Chemical Corp.	3,738	42,510
Hanwha Corp.	1,927	51,656
Hanwha Life Insurance Co. Ltd.	8,000	60,797
Hite Jinro Co. Ltd.	1,002	22,835
Hotel Shilla Co. Ltd.	1,152	93,058
Hyosung Corp.	929	58,107
Hyundai Department Store Co. Ltd.	546	63,325
Hyundai Development Co. Engineering & Construction	2,240	71,772
Hyundai Engineering & Construction Co. Ltd.	2,692	108,851
Hyundai Glovis Co. Ltd.	494	123,951
Hyundai Heavy Industries Co. Ltd.	1,576	175,672
Hyundai Marine & Fire Insurance Co. Ltd.	840	20,205
Hyundai Merchant Marine Co. Ltd.[b]	2,400	21,033
Hyundai Mipo Dockyard Co. Ltd.	508	35,259
Hyundai Mobis Co. Ltd.	2,528	563,578
Hyundai Motor Co.	5,744	927,999
Hyundai Steel Co.	2,681	154,866
Hyundai Wia Corp.	557	88,732
Industrial Bank of Korea	10,096	137,140
Kangwon Land Inc.	4,496	132,695
KB Financial Group Inc.	13,008	456,709
KCC Corp.	224	111,399
KEPCO Plant Service & Engineering Co. Ltd.	800	65,346
Kia Motors Corp.	9,731	489,207
Korea Aerospace Industries Ltd.	1,632	59,214
Korea Electric Power Corp.	9,566	397,162
Korea Express Co. Ltd.[b]	288	51,078
Korea Gas Corp.[b]	1,152	59,786
Korea Investment Holdings Co. Ltd.	1,623	84,083

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2014

Security	Shares	Value

Korea Zinc Co. Ltd.	323	$124,629
Korean Air Lines Co. Ltd.[b]	1,216	46,096
KT Corp.	2,400	70,509
KT&G Corp.	4,092	357,882
Kumho Petrochemical Co. Ltd.	532	37,933
LG Chem Ltd.	1,777	331,198
LG Corp.	3,593	211,115
LG Display Co. Ltd.[b]	8,576	262,787
LG Electronics Inc.	4,034	231,565
LG Household & Health Care Ltd.	348	195,680
LG Innotek Co. Ltd.[b]	455	41,026
LG Uplus Corp.	7,904	77,403
Lotte Chemical Corp.	576	91,499
Lotte Confectionery Co. Ltd.	28	50,291
Lotte Shopping Co. Ltd.	463	125,367
LS Corp.	791	43,264
LS Industrial Systems Co. Ltd.	648	37,665
Mirae Asset Securities Co. Ltd.	825	37,045
NAVER Corp.	1,044	712,364
NCsoft Corp.	565	81,337
OCI Co. Ltd.[b]	591	45,341
ORION Corp.	130	114,752
Paradise Co. Ltd.	1,619	40,769
POSCO	2,278	621,955
S-Oil Corp.	1,692	64,293
S1 Corp.	690	47,206
Samsung C&T Corp.	4,655	302,084
Samsung Card Co. Ltd.	1,470	63,619
Samsung Electro-Mechanics Co. Ltd.	2,159	118,478
Samsung Electronics Co. Ltd.	4,064	4,720,762
Samsung Engineering Co. Ltd.[b]	1,019	45,066
Samsung Fire & Marine Insurance Co. Ltd.	1,284	359,258
Samsung Heavy Industries Co. Ltd.	5,832	113,698
Samsung Life Insurance Co. Ltd.	2,304	253,701
Samsung SDI Co. Ltd.	2,049	247,814
Samsung SDS Co. Ltd.[b]	1,024	320,708
Samsung Securities Co. Ltd.	2,281	101,703
Shinhan Financial Group Co. Ltd.	11,855	530,717
Shinsegae Co. Ltd.	248	44,208
SK C&C Co. Ltd.	750	150,954
SK Holdings Co. Ltd.	960	147,299
SK Hynix Inc.[b]	21,209	919,800
SK Innovation Co. Ltd.	2,283	176,590
SK Networks Co. Ltd.[b]	4,362	37,087
SK Telecom Co. Ltd.	379	95,952
Woori Bank[b]	12,064	116,508
Woori Investment & Securities Co. Ltd.	4,380	47,044
Yuhan Corp.	107	16,804

		20,174,309
TAIWAN — 19.09%
Acer Inc.[b]	64,000	40,637
Advanced Semiconductor Engineering Inc.	192,434	233,489
Advantech Co. Ltd.	13,894	95,178
Asia Cement Corp.	81,229	104,202
Asia Pacific Telecom Co. Ltd.	63,000	36,337
ASUSTeK Computer Inc.	26,000	283,125
AU Optronics Corp.	318,000	150,022
Catcher Technology Co. Ltd.	23,000	194,717
Cathay Financial Holding Co. Ltd.	305,944	493,307
Chailease Holding Co. Ltd.	35,170	90,347
Chang Hwa Commercial Bank Ltd.	171,655	101,781

Security	Shares	Value

Cheng Shin Rubber Industry Co. Ltd.	61,776	$143,124
Chicony Electronics Co. Ltd.	15,599	42,441
China Airlines Ltd.[b]	90,000	37,951
China Development Financial Holding Corp.	509,200	163,056
China Life Insurance Co. Ltd.	108,388	90,710
China Motor Co. Ltd.	14,000	12,418
China Steel Corp.	416,867	351,571
Chunghwa Telecom Co. Ltd.	142,000	426,723
Clevo Co.	18,322	30,075
Compal Electronics Inc.	154,000	98,528
CTBC Financial Holding Co. Ltd.	514,429	349,906
CTCI Corp.	20,000	32,507
Delta Electronics Inc.	69,000	416,932
E.Sun Financial Holding Co. Ltd.	233,295	147,753
Eclat Textile Co. Ltd.	9,200	91,710
Epistar Corp.	32,000	60,179
EVA Airways Corp.[b]	64,000	41,360
Evergreen Marine Corp. Ltd.[b]	65,000	38,541
Far Eastern Department Stores Ltd.	34,546	29,860
Far Eastern New Century Corp.	108,589	108,422
Far EasTone Telecommunications Co. Ltd.	58,000	125,567
Farglory Land Development Co. Ltd.	16,530	18,668
First Financial Holding Co. Ltd.	278,885	169,417
Formosa Chemicals & Fibre Corp.	122,950	278,100
Formosa International Hotels Corp.	1,210	12,531
Formosa Petrochemical Corp.	42,000	95,000
Formosa Plastics Corp.	156,400	358,814
Formosa Taffeta Co. Ltd.	25,000	24,477
Foxconn Technology Co. Ltd.	30,370	84,886
Fubon Financial Holding Co. Ltd.	250,396	410,213
Giant Manufacturing Co. Ltd.	13,000	114,258
Hermes Microvision Inc.	1,000	47,500
Highwealth Construction Corp.	28,800	54,720
Hiwin Technologies Corp.	7,348	61,733
Hon Hai Precision Industry Co. Ltd.	467,528	1,465,392
Hotai Motor Co. Ltd.	10,000	156,879
HTC Corp.[b]	23,000	101,818
Hua Nan Financial Holdings Co. Ltd.	229,093	132,137
Innolux Corp.	286,620	137,070
Inotera Memories Inc.[b]	88,000	133,077
Inventec Corp.	64,980	43,254
Kinsus Interconnect Technology Corp.	8,000	29,340
Largan Precision Co. Ltd.	4,000	308,264
Lite-On Technology Corp.	72,615	87,990
MediaTek Inc.	52,176	783,968
Mega Financial Holding Co. Ltd.	352,542	287,069
Merida Industry Co. Ltd.	7,350	50,350
Nan Ya Plastics Corp.	178,090	372,897
Novatek Microelectronics Corp.	23,000	130,059
Pegatron Corp.	56,000	129,923
Phison Electronics Corp.	4,000	26,755
Pou Chen Corp.	73,000	88,220
Powertech Technology Inc.	23,000	38,423
President Chain Store Corp.	20,000	155,748
Quanta Computer Inc.	103,000	256,273
Radiant Opto-Electronics Corp.	16,363	53,667
Realtek Semiconductor Corp.	20,140	67,030
Ruentex Development Co. Ltd.	24,633	38,405
Ruentex Industries Ltd.	19,855	40,098
ScinoPharm Taiwan Ltd.	9,526	17,699
Shin Kong Financial Holding Co. Ltd.	273,343	81,347
Siliconware Precision Industries Co. Ltd.	113,000	165,954
Simplo Technology Co. Ltd.	9,200	47,267

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2014

Security	Shares	Value

SinoPac Financial Holdings Co. Ltd.	288,841	$121,332
Standard Foods Corp.	9,103	21,119
Synnex Technology International Corp.	53,000	77,066
Taishin Financial Holdings Co. Ltd.	298,067	138,210
Taiwan Business Bank Ltd.[b]	160,864	46,990
Taiwan Cement Corp.	124,000	182,108
Taiwan Cooperative Financial Holding Co. Ltd.	214,832	113,152
Taiwan Fertilizer Co. Ltd.	24,000	39,473
Taiwan Glass Industry Corp.	28,450	21,971
Taiwan Mobile Co. Ltd.	62,000	197,134
Taiwan Semiconductor Manufacturing Co. Ltd.	919,000	4,201,906
Teco Electric and Machinery Co. Ltd.	64,000	66,383
TPK Holding Co. Ltd.	8,591	55,242
Transcend Information Inc.	6,000	19,678
TSRC Corp.	16,380	18,631
U-Ming Marine Transport Corp.	15,000	23,556
Uni-President Enterprises Co.	178,241	287,973
Unimicron Technology Corp.	37,000	27,259
United Microelectronics Corp.	448,000	199,047
Vanguard International Semiconductor Corp.	30,000	46,337
Walsin Lihwa Corp.[b]	113,000	36,440
Wistron Corp.	79,105	72,338
WPG Holdings Co. Ltd.	54,000	62,729
Yang Ming Marine Transport Corp.[b]	57,000	24,865
Yuanta Financial Holding Co. Ltd.	325,350	159,797
Yulon Motor Co. Ltd.	28,000	42,071
Zhen Ding Technology Holding Ltd.	10,455	28,175

		18,150,148
THAILAND — 3.84%
Advanced Information Service PCL NVDR	39,700	287,760
Airports of Thailand PCL NVDR	15,800	133,772
Bangkok Bank PCL Foreign	11,200	68,902
Bangkok Bank PCL NVDR	10,700	65,826
Bangkok Dusit Medical Services PCL NVDR[a]	129,500	72,963
Banpu PCL NVDR[a]	47,700	39,587
BEC World PCL NVDR	35,200	57,621
BTS Group Holdings PCL NVDR	183,000	55,733
Bumrungrad Hospital PCL NVDR	15,300	68,264
Central Pattana PCL NVDR	46,400	67,123
Charoen Pokphand Foods PCL NVDR	101,300	87,155
CP All PCL NVDR	169,300	226,868
Delta Electronics Thailand PCL NVDR	16,000	36,425
Energy Absolute PCL NVDR	35,200	27,873
Glow Energy PCL NVDR	19,600	58,349
Home Product Center PCL NVDR[a]	134,811	36,541
Indorama Ventures PCL NVDR	44,500	30,493
IRPC PCL NVDR	356,800	36,294
Kasikornbank PCL Foreign	43,600	327,979
Kasikornbank PCL NVDR	23,300	175,273
Krung Thai Bank PCL NVDR	123,350	89,784
Minor International PCL NVDR	52,700	57,379
PTT Exploration & Production PCL NVDR	52,410	216,280
PTT Global Chemical PCL NVDR	60,300	117,992
PTT PCL NVDR	35,300	411,753
Siam Cement (The) PCL Foreign	11,000	158,124
Siam Cement (The) PCL NVDR	4,200	60,375
Siam Commercial Bank PCL NVDR	58,900	352,485
Thai Oil PCL NVDR	26,800	35,301
Thai Union Frozen Products PCL NVDR	12,800	33,818
TMB Bank PCL NVDR	493,100	47,155

Security	Shares	Value

True Corp. PCL NVDR[b]	303,090	$111,691

		3,652,938

TOTAL COMMON STOCKS (Cost: $91,306,272)		93,887,338

PREFERRED STOCKS — 1.12%

SOUTH KOREA — 1.12%
Hyundai Motor Co. Ltd.	908	105,310
Hyundai Motor Co. Ltd. Series 2	1,427	171,299
LG Chem Ltd.	320	48,233
Samsung Electronics Co. Ltd.	778	736,606

		1,061,448

TOTAL PREFERRED STOCKS (Cost: $1,005,817)		1,061,448

RIGHTS — 0.01%

CHINA — 0.01%
PICC Property and Casual Company Ltd.[b]	11,160	11,743

		11,743

SOUTH KOREA — 0.00%
DGB Financial Group Inc.[b]	976	1,365

		1,365

TOTAL RIGHTS (Cost: $0)		13,108

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[b]	2,635	445

		445

TOTAL WARRANTS (Cost: $0)		445

SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,545,983	2,545,983

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	144,760	$144,760

		2,690,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,690,743)		2,690,743

TOTAL INVESTMENTS IN SECURITIES — 102.69%
(Cost: $95,002,832)		97,653,082
Other Assets, Less Liabilities — (2.69)%		(2,554,935)

NET ASSETS — 100.00%		$95,098,147

NVDR	— Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

56

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 96.96%

BRAZIL — 5.82%
B2W Companhia Global do Varejo[a]	1,800	$19,977
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,000	19,332
Estacio Participacoes SA	4,600	49,803
Kroton Educacional SA	20,888	145,386
Lojas Americanas SA	2,550	12,967
Lojas Renner SA	2,002	59,569
Via Varejo SAa	2,000	17,593

		324,627
CHILE — 1.91%
SACI Falabella	14,846	106,553

		106,553
CHINA — 11.02%
Alibaba Pictures Group Ltd.[a]	80,000	16,609
Anta Sports Products Ltd.	16,002	33,139
Belle International Holdings Ltd.	70,001	79,524
Brilliance China Automotive Holdings Ltd.	48,000	81,826
BYD Co. Ltd. Class H	10,000	60,671
Chongqing Changan Automobile Co. Ltd.	13,200	28,000
Dongfeng Motor Group Co. Ltd. Class H	40,001	60,865
Geely Automobile Holdings Ltd.	80,001	34,765
GOME Electrical Appliances Holdings Ltd.	154,000	22,638
Great Wall Motor Co. Ltd. Class H	16,002	80,681
Guangzhou Automobile Group Co. Ltd. Class H	32,001	30,288
Haier Electronics Group Co. Ltd.	16,001	44,671
Intime Retail Group Co. Ltd.	19,001	15,044
Shenzhou International Group Holdings Ltd.	8,000	26,615

		615,336
GREECE — 1.44%
FF Group[a]	480	17,724
Jumbo SA	1,486	18,896
OPAP SA	3,500	43,982

		80,602
INDIA — 6.57%
Bajaj Auto Ltd.	1,304	55,493
Hero Motocorp Ltd.	620	31,446
Mahindra & Mahindra Ltd.	5,174	110,371
Motherson Sumi Systems Ltd.	3,106	21,428
Tata Motors Ltd.	11,544	99,246
Zee Entertainment Enterprises Ltd.	7,870	48,440

		366,424
INDONESIA — 4.74%
PT Astra International Tbk	307,800	179,701
PT Global Mediacom Tbk	101,000	13,283
PT Matahari Department Store Tbk	31,000	38,102
PT Media Nusantara Citra Tbk	75,200	14,820

Security	Shares	Value

PT Surya Citra Media Tbk	71,000	$18,675

		264,581
MALAYSIA — 3.75%
Astro Malaysia Holdings Bhd	24,200	24,111
Berjaya Sports Toto Bhd	10,265	10,561
Genting Bhd	31,800	86,210
Genting Malaysia Bhd	47,001	58,638
UMW Holdings Bhd	9,001	30,017

		209,537
MEXICO — 5.69%
El Puerto de Liverpool SAB de CV Series C1	2,801	30,465
Grupo Televisa SAB de CV CPO	39,402	287,129

		317,594
PHILIPPINES — 0.57%
Jollibee Foods Corp.	6,841	31,535

		31,535
POLAND — 1.30%
CCC SA	332	14,403
Cyfrowy Polsat SA	2,860	21,062
LPP SA	14	36,900

		72,365
SOUTH AFRICA — 23.05%
Foschini Group Ltd. (The)	3,085	40,662
Imperial Holdings Ltd.	2,890	52,324
Mr. Price Group Ltd.	3,657	78,189
Naspers Ltd. Class N	6,042	784,319
Steinhoff International Holdings Ltd.	31,964	168,407
Truworths International Ltd.	5,754	41,411
Tsogo Sun Holdings Ltd.	6,586	17,350
Woolworths Holdings Ltd.	14,398	103,946

		1,286,608
SOUTH KOREA — 23.52%
Cheil Worldwide Inc.[a]	1,142	19,223
Coway Co. Ltd.	803	62,619
Halla Visteon Climate Control Corp.	580	22,117
Hankook Tire Co. Ltd.	1,140	56,385
Hotel Shilla Co. Ltd.	502	40,552
Hyundai Department Store Co. Ltd.	236	27,371
Hyundai Mobis Co. Ltd.	1,040	231,852
Hyundai Motor Co.	2,350	379,665
Hyundai Wia Corp.	236	37,596
Kangwon Land Inc.	1,842	54,365
Kia Motors Corp.	4,018	201,997
LG Electronics Inc.	1,658	95,175
Lotte Shopping Co. Ltd.	174	47,114
Paradise Co. Ltd.	674	16,972
Shinsegae Co. Ltd.	112	19,965

		1,312,968

57

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

November 30, 2014

Security	Shares	Value

TAIWAN — 5.49%
Cheng Shin Rubber Industry Co. Ltd.	24,754	$57,351
China Motor Co. Ltd.	10,002	8,872
Eclat Textile Co. Ltd.	2,080	20,734
Far Eastern Department Stores Ltd.	16,900	14,608
Formosa International Hotels Corp.	1	10
Formosa Taffeta Co. Ltd.	12,002	11,751
Giant Manufacturing Co. Ltd.	4,001	35,165
Hotai Motor Co. Ltd.	4,001	62,767
Merida Industry Co. Ltd.	2,200	15,071
Pou Chen Corp.	34,000	41,089
Ruentex Industries Ltd.	8,760	17,691
Yulon Motor Co. Ltd.	14,001	21,037

		306,146
THAILAND — 1.18%
BEC World PCL NVDR	15,801	25,866
Home Product Center PCL NVDR[b]	54,099	14,664
Minor International PCL NVDR	23,400	25,477

		66,007
TURKEY — 0.91%
Arcelik AS	3,758	24,069
Ford Otomotiv Sanayi AS	1,002	13,513
Tofas Turk Otomobil Fabrikasi AS	1,820	12,970

		50,552

TOTAL COMMON STOCKS
(Cost: $5,053,416)		5,411,435

PREFERRED STOCKS — 2.84%

BRAZIL — 0.85%
Lojas Americanas SA	7,201	47,297

		47,297
SOUTH KOREA — 1.99%
Hyundai Motor Co. Ltd.	374	43,377
Hyundai Motor Co. Ltd. Series 2	566	67,943

		111,320

TOTAL PREFERRED STOCKS
(Cost: $121,776)		158,617

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[a,b]	1,169	198

		198

TOTAL WARRANTS
(Cost: $0)		198

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	14,589	$14,589
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	829	829

		15,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,418)		15,418

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $5,190,610)		5,585,668
Other Assets, Less Liabilities — (0.08)%		(4,243)

NET ASSETS — 100.00%		$5,581,425

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

58

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 95.72%

CZECH REPUBLIC — 3.61%
CEZ AS	115,323	$3,220,150
Komercni Banka AS	10,886	2,424,873
O2 Czech Republic AS	56,473	648,333

		6,293,356
HUNGARY — 3.24%
MOL Hungarian Oil and Gas PLC	29,997	1,452,642
OTP Bank PLC	162,132	2,616,707
Richter Gedeon Nyrt	100,378	1,566,526

		5,635,875
POLAND — 27.21%
Alior Bank SAa,b	33,099	779,624
Bank Handlowy w Warszawie SA	23,440	753,390
Bank Millennium SA	306,269	703,132
Bank Pekao SA	94,385	5,201,946
Bank Zachodni WBK SA	25,054	2,923,384
CCC SA	12,257	531,729
Cyfrowy Polsat SA	137,837	1,015,094
ENEA SA	158,892	848,005
Energa SA	145,494	1,018,560
Eurocash SA	59,887	664,231
Getin Noble Bank SAa	874,203	581,247
Grupa Azoty SA	35,666	664,627
Grupa Lotos SAa,b	66,553	535,765
KGHM Polska Miedz SA	100,478	3,681,852
LPP SA	648	1,707,932
mBank SA	10,723	1,611,351
Orange Polska SA	471,232	1,333,351
PGE SA	602,360	3,477,002
Polski Koncern Naftowy Orlen SA	230,144	3,099,511
Polskie Gornictwo Naftowe i Gazownictwo SA	1,272,830	1,844,379
Powszechna Kasa Oszczednosci Bank Polski SA	629,943	7,052,687
Powszechny Zaklad Ubezpieczen SA	40,268	5,762,948
Synthos SA	379,606	470,836
Tauron Polska Energia SA	758,091	1,170,832

		47,433,415
RUSSIA — 61.66%
Alrosa AO	1,319,100	1,262,507
Gazprom OAO	8,487,152	24,610,982
LUKOIL OAO	366,744	17,041,207
Magnit PJSC SP GDR[c]	186,735	10,802,620
MegaFon OAO SP GDR[c]	69,030	1,425,470
MMC Norilsk Nickel OJSC	39,825	7,110,500
Mobile TeleSystems OJSC SP ADR	373,647	4,565,966
Moscow Exchange MICEX-RTS OJSC	1,015,980	1,230,122
NovaTek OAO SP GDR[c]	65,490	6,188,805
Rosneft Oil Co. OJSC	801,074	3,784,952
Rostelecom OJSC	591,180	1,275,269
RusHydro OJSC	85,668,000	1,046,423
Sberbank of Russia	7,424,885	10,849,359
Severstal OAO	152,229	1,398,824

Security	Shares	Value

Sistema JSFC SP GDR[c]	124,254	$715,703
Surgutneftegas OJSC	5,221,560	3,088,238
Tatneft OAO Class S	1,015,989	5,157,727
Uralkali OJSC	955,805	2,577,278
VTB Bank OJSC	3,566,260,999	3,347,661

		107,479,613

TOTAL COMMON STOCKS
(Cost: $214,557,555)		166,842,259

PREFERRED STOCKS — 3.90%

RUSSIA — 3.90%
AK Transneft OAO	1,085	2,615,975
Sberbank of Russia	687,900	727,076
Surgutneftegas OJSC	4,973,700	3,450,349

		6,793,400

TOTAL PREFERRED STOCKS
(Cost: $7,509,881)		6,793,400

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	991,271	991,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	56,362	56,362
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	231,497	231,497

		1,279,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,279,130)		1,279,130

TOTAL INVESTMENTS IN SECURITIES — 100.35%
(Cost: $223,346,566)		174,914,789
Other Assets, Less Liabilities — (0.35)%		(603,751)

NET ASSETS — 100.00%		$174,311,038

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

59

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.52%

CZECH REPUBLIC — 1.23%
CEZ AS	2,154	$60,146
Komercni Banka AS	208	46,332
O2 Czech Republic AS	1,076	12,353

		118,831
EGYPT — 1.27%
Commercial International Bank Egypt SAE SP GDR	13,800	92,046
Global Telecom Holding SAE SP GDR[a]	10,546	30,742

		122,788
GREECE — 3.07%
Alpha Bank AEa	50,792	33,053
Eurobank Ergasias SAa	107,048	33,230
FF Group[a]	428	15,804
Hellenic Telecommunications Organization SAa	3,260	40,031
Jumbo SA	1,334	16,963
National Bank of Greece SAa	21,026	50,327
OPAP SA	2,958	37,171
Piraeus Bank SAa	28,300	43,042
Public Power Corp. SAa	1,620	12,521
Titan Cement Co. SA	600	14,257

		296,399
HUNGARY — 1.06%
MOL Hungarian Oil and Gas PLC	548	26,537
OTP Bank PLC	2,940	47,450
Richter Gedeon Nyrt	1,836	28,653

		102,640
POLAND — 9.09%
Alior Bank SAa	594	13,991
Bank Handlowy w Warszawie SA	422	13,564
Bank Millennium SA	5,792	13,297
Bank Pekao SA	1,730	95,347
Bank Zachodni WBK SA	454	52,974
CCC SA	300	13,015
Cyfrowy Polsat SA	2,422	17,837
ENEA SA	3,070	16,385
Energa SA	2,754	19,280
Eurocash SA	1,048	11,624
Getin Noble Bank SAa	16,582	11,025
Grupa Azoty SA	690	12,858
Grupa Lotos SAa	1,222	9,837
KGHM Polska Miedz SA	1,852	67,864
LPP SA	12	31,628
mBank SA	194	29,153
Orange Polska SA	8,568	24,243
PGE SA	11,124	64,211
Polski Koncern Naftowy Orlen SA	4,260	57,372
Polskie Gornictwo Naftowe i Gazownictwo SA	23,376	33,873
Powszechna Kasa Oszczednosci Bank Polski SA	11,520	128,975
Powszechny Zaklad Ubezpieczen SA	746	106,764

Security	Shares	Value

Synthos SA	7,360	$9,129
Tauron Polska Energia SA	13,980	21,591

		875,837
QATAR — 5.01%
Barwa Real Estate Co.	1,328	17,616
Commercial Bank of Qatar QSC (The)	934	18,726
Doha Bank QSC	784	12,747
Gulf International Services OSC	616	18,441
Industries Qatar QSC	1,984	104,075
Masraf Al Rayan QSC	4,942	65,490
Ooredoo QSC	1,114	35,766
Qatar Electricity & Water Co. QSC	382	19,934
Qatar Islamic Bank SAQ	768	22,274
Qatar National Bank SAQ	2,300	144,656
Vodafone Qatar QSC	4,702	22,858

		482,583
RUSSIA — 20.66%
Alrosa AO	25,200	24,119
Gazprom OAO	156,700	454,397
LUKOIL OAO	6,754	313,833
Magnit PJSC SP GDR[b]	3,442	199,120
MegaFon OAO SP GDR[b]	1,222	25,234
MMC Norilsk Nickel OJSC	734	131,051
Mobile TeleSystems OJSC SP ADR	6,838	83,560
Moscow Exchange MICEX-RTS OJSC	18,060	21,867
NovaTek OAO SP GDR[b]	1,206	113,967
Rosneft Oil Co. OJSC	15,440	72,952
Rostelecom OJSC	10,920	23,556
RusHydro OJSC	1,530,000	18,689
Sberbank of Russia	142,580	208,340
Severstal OAO	2,760	25,361
Sistema JSFC SP GDR[b]	2,304	13,271
Surgutneftegas OJSC	94,400	55,832
Tatneft OAO Class S	18,740	95,135
Uralkali OJSC	17,460	47,080
VTB Bank OJSC	68,480,000	64,282

		1,991,646
SOUTH AFRICA — 42.96%
African Bank Investments Ltd.[c]	19,726	18
African Rainbow Minerals Ltd.	1,424	17,220
Anglo American Platinum Ltd.[a]	706	23,807
AngloGold Ashanti Ltd.[a]	5,316	47,542
Aspen Pharmacare Holdings Ltd.	4,234	153,315
Assore Ltd.	486	7,938
Barclays Africa Group Ltd.	4,480	72,352
Barloworld Ltd.	2,906	27,507
Bidvest Group Ltd. (The)	4,232	112,262
Brait SEa	4,448	28,992
Coronation Fund Managers Ltd.	2,984	29,866
Discovery Ltd.	4,332	43,726
Exxaro Resources Ltd.	1,952	19,678
FirstRand Ltd.	41,064	184,754
Foschini Group Ltd. (The)	2,638	34,771
Gold Fields Ltd.	10,266	44,069
Growthpoint Properties Ltd.	29,182	73,150
Impala Platinum Holdings Ltd.[a]	7,094	51,806
Imperial Holdings Ltd.	2,468	44,684

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

November 30, 2014

Security	Shares	Value

Investec Ltd.	3,280	$30,580
Kumba Iron Ore Ltd.	846	19,737
Liberty Holdings Ltd.	1,550	18,415
Life Healthcare Group Holdings Ltd.	12,426	47,020
Massmart Holdings Ltd.	1,424	18,062
Mediclinic International Ltd.	5,076	43,235
MMI Holdings Ltd.	13,542	38,677
Mr. Price Group Ltd.	3,174	67,862
MTN Group Ltd.	22,020	434,898
Nampak Ltd.	7,922	32,157
Naspers Ltd. Class N	5,242	680,471
Nedbank Group Ltd.	2,626	57,759
Netcare Ltd.	12,760	42,046
Pick n Pay Stores Ltd.	3,340	16,584
PPC Ltd.	7,458	17,263
Rand Merchant Insurance Holdings Ltd.	9,022	34,466
Redefine Properties Ltd.	44,600	40,778
Remgro Ltd.	6,390	146,270
Resilient Property Income Fund Ltd.	3,292	26,198
RMB Holdings Ltd.	9,436	53,499
Sanlam Ltd.	24,404	161,714
Sappi Ltd.[a]	7,116	26,605
Sasol Ltd.	7,320	306,113
Shoprite Holdings Ltd.	6,066	93,084
SPAR Group Ltd. (The)	2,160	30,809
Standard Bank Group Ltd.	16,066	198,089
Steinhoff International Holdings Ltd.	27,668	145,773
Telkom SA SOC Ltd.[a]	3,100	19,282
Tiger Brands Ltd.	2,160	75,575
Truworths International Ltd.	5,004	36,013
Tsogo Sun Holdings Ltd.	6,262	16,496
Vodacom Group Ltd.	4,906	59,055
Woolworths Holdings Ltd.	12,304	88,828

		4,140,870
TURKEY — 10.09%
Akbank TAS	23,778	96,416
Anadolu Efes Biracilik ve Malt Sanayii ASa	2,736	31,345
Arcelik AS	3,116	19,957
BIM Birlesik Magazalar AS	2,812	62,655
Coca-Cola Icecek AS	1,012	22,777
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	25,916	32,963
Enka Insaat ve Sanayi AS	6,082	15,828
Eregli Demir ve Celik Fabrikalari TAS	18,528	37,689
Ford Otomotiv Sanayi AS	896	12,084
Haci Omer Sabanci Holding AS	12,212	58,386
KOC Holding AS	8,392	47,314
Petkim Petrokimya Holding AS	5,264	9,117
TAV Havalimanlari Holding AS	2,210	18,939
Tofas Turk Otomobil Fabrikasi AS	1,738	12,386
Tupras Turkiye Petrol Rafinerileri AS	1,660	37,511
Turk Hava Yollari AOa	7,324	30,424
Turk Telekomunikasyon AS	7,098	22,730
Turkcell Iletisim Hizmetleri ASa	11,648	73,815
Turkiye Garanti Bankasi AS	30,536	134,562
Turkiye Halk Bankasi AS	8,246	58,765
Turkiye Is Bankasi AS Class C	20,812	57,824
Turkiye Sise ve Cam Fabrikalari AS	8,195	13,048
Turkiye Vakiflar Bankasi TAO Class D	9,922	22,824
Ulker Biskuvi Sanayi AS	2,102	15,833
Yapi ve Kredi Bankasi AS	11,548	27,710

		972,902

Security	Shares	Value

UNITED ARAB EMIRATES — 4.08%
Abu Dhabi Commercial Bank PJSC	15,046	$30,108
Aldar Properties PJSC	42,502	36,912
Arabtec Holding Co. PJSC[a]	14,312	15,469
DP World Ltd.	2,214	46,848
Dubai Financial Market PJSC	26,366	18,807
Dubai Islamic Bank PJSC	12,750	26,208
Emaar Properties PJSC	46,456	138,493
First Gulf Bank PJSC	10,156	49,632
National Bank of Abu Dhabi PJSC	8,286	30,455

		392,932

TOTAL COMMON STOCKS
(Cost: $10,327,278)		9,497,428

PREFERRED STOCKS — 1.31%

RUSSIA — 1.31%
AK Transneft OAO	20	48,221
Sberbank of Russia	13,600	14,374
Surgutneftegas OJSC	91,600	63,545

		126,140

TOTAL PREFERRED STOCKS
(Cost: $139,875)		126,140

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	804	804
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	46	46

		850

TOTAL SHORT-TERM INVESTMENTS
(Cost: $850)		850

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $10,468,003)		9,624,418
Other Assets, Less Liabilities — 0.16%		15,365

NET ASSETS — 100.00%		$9,639,783

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

61

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 92.35%

BRAZIL — 6.34%
Cosan SA Industria e Comercio	1,600	$19,813
Petroleo Brasileiro SA	21,402	100,943
Ultrapar Participacoes SA	3,601	76,953

		197,709
CHILE — 1.82%
Empresas COPEC SA	4,798	56,624

		56,624
CHINA — 23.24%
China Coal Energy Co. Class Ha	56,000	34,950
China Oilfield Services Ltd. Class H	20,001	35,231
China Petroleum & Chemical Corp. Class H	180,402	147,718
China Shenhua Energy Co. Ltd. Class H	34,000	96,673
CNOOC Ltd.	132,001	193,023
Inner Mongolia Yitai Coal Co. Ltd. Class B	16,000	24,016
Kunlun Energy Co. Ltd.	4,000	4,327
PetroChina Co. Ltd. Class H	152,000	164,838
Yanzhou Coal Mining Co. Ltd. Class Ha	28,002	23,868

		724,644
COLOMBIA — 1.65%
Ecopetrol SA	49,608	51,379

		51,379
HUNGARY — 0.93%
MOL Hungarian Oil and Gas PLC	602	29,153

		29,153
INDIA — 10.51%
Bharat Petroleum Corp. Ltd.	2,592	31,171
Cairn India Ltd.	5,852	24,561
Coal India Ltd.	6,238	35,686
Oil & Natural Gas Corp. Ltd.	8,322	50,880
Oil India Ltd.	2,086	19,904
Reliance Industries Ltd.	10,360	165,546

		327,748
INDONESIA — 1.63%
PT Adaro Energy Tbk	232,402	20,566
PT Bukit Asam (Persero) Tbk	17,000	18,318
PT Indo Tambangraya Megah Tbk	7,600	11,848

		50,732
MALAYSIA — 2.01%
Bumi Armada Bhd[b]	34,801	11,832
Petronas Dagangan Bhd	3,801	18,070

Security	Shares	Value

Sapurakencana Petroleum Bhd	39,601	$32,781

		62,683
POLAND — 3.23%
Grupa Lotos SAb	2,406	19,369
Polski Koncern Naftowy Orlen SA	3,624	48,807
Polskie Gornictwo Naftowe i Gazownictwo SA	22,574	32,710

		100,886
QATAR — 0.38%
Gulf International Services OSC	398	11,915

		11,915
RUSSIA — 22.70%
Gazprom OAO	95,320	276,409
LUKOIL OAO	3,936	182,891
NovaTek OAO SP GDR[c]	942	89,019
Rosneft Oil Co. OJSC	5,942	28,075
Surgutneftegas OJSC	95,102	56,247
Tatneft OAO Class S	14,841	75,341

		707,982
SOUTH AFRICA — 6.13%
Exxaro Resources Ltd.	2,044	20,606
Sasol Ltd.	4,080	170,620

		191,226
SOUTH KOREA — 3.19%
GS Holdings Corp.	708	26,583
S-Oil Corp.	618	23,483
SK Innovation Co. Ltd.	638	49,349

		99,415
TAIWAN — 1.01%
Formosa Petrochemical Corp.	14,000	31,667

		31,667
THAILAND — 6.44%
Banpu PCL NVDR[a]	19,400	16,100
Energy Absolute PCL NVDR	9,200	7,285
IRPC PCL NVDR	188,200	19,144
PTT Exploration & Production PCL NVDR	10,633	43,879
PTT PCL NVDR	8,202	95,671
Thai Oil PCL NVDR	14,301	18,837

		200,916
TURKEY — 1.14%
Tupras Turkiye Petrol Rafinerileri AS	1,568	35,432

		35,432

TOTAL COMMON STOCKS (Cost: $3,709,777)		2,880,111

62

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

November 30, 2014

Security	Shares	Value

PREFERRED STOCKS — 7.49%

BRAZIL — 5.08%
Petroleo Brasileiro SA	31,900	$158,506

		158,506
RUSSIA — 2.41%
AK Transneft OAO	9	21,699
Surgutneftegas OJSC	76,802	53,279

		74,978

TOTAL PREFERRED STOCKS (Cost: $429,903)		233,484

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	43,099	43,099
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	2,451	2,451

		45,550

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,550)		45,550

TOTAL INVESTMENTS IN SECURITIES — 101.30% (Cost: $4,185,230)		3,159,145
Other Assets, Less Liabilities — (1.30)%		(40,655)

NET ASSETS — 100.00%		$3,118,490

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

63

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 95.85%

BRAZIL — 7.30%
AMBEV SA	8,400	$54,944
B2W Companhia Global do Varejo[a]	600	6,659
Banco Bradesco SA	1,680	24,886
BB Seguridade Participacoes SA	2,000	26,063
BM&F Bovespa SA	1,800	7,365
BR Malls Participacoes SA	1,200	8,594
BRF SA	1,800	46,397
CCR SA	2,600	17,814
CETIP SA - Mercados Organizados	600	7,728
Cielo SA	2,160	36,852
Cosan SA Industria e Comercio	400	4,953
Embraer SA	2,000	18,354
Estacio Participacoes SA	1,000	10,827
Fibria Celulose SAa	400	4,787
Hypermarcas SAa	1,000	6,735
JBS SA	1,800	8,385
Klabin SA	1,400	7,581
Kroton Educacional SA	3,884	27,034
Localiza Rent A Car SA	410	5,570
Lojas Americanas SA	500	2,543
Lojas Renner SA	400	11,902
Multiplan Empreendimentos Imobiliarios SA	200	4,007
Natura Cosmeticos SA	400	5,477
Odontoprev SA	800	2,997
Qualicorp SAa	400	4,317
Raia Drogasil SA	600	5,683
Souza Cruz SA	600	4,775
Totvs SA	400	5,517
Ultrapar Participacoes SA	1,000	21,370
WEG SA	780	9,199

		409,315
CHILE — 1.23%
Banco de Credito e Inversiones	48	2,538
Cencosud SA	3,256	8,446
Cia. Cervecerias Unidas SA	340	3,534
Empresa Nacional de Electricidad SA/Chile	4,034	6,156
Empresas CMPC SA	1,976	4,941
Empresas COPEC SA	804	9,488
LATAM Airlines Group SAa	932	11,140
SACI Falabella	2,658	19,077
Vina Concha y Toro SA	1,795	3,539

		68,859
CHINA — 19.64%
AAC Technologies Holdings Inc.	2,000	11,773
Aluminum Corp. of China Ltd. Class Ha	12,000	5,215
Anhui Conch Cement Co. Ltd. Class Hb	4,000	13,540
Anta Sports Products Ltd.	4,000	8,284
AviChina Industry & Technology Co. Ltd. Class H	8,000	5,643
Beijing Capital International Airport Co. Ltd. Class H	4,000	3,126
Beijing Enterprises Holdings Ltd.	1,000	7,982
Beijing Enterprises Water Group Ltd.	12,000	8,248
Belle International Holdings Ltd.	12,000	13,633

Security	Shares	Value

Brilliance China Automotive Holdings Ltd.	8,000	$13,638
BYD Co. Ltd. Class H	2,000	12,134
China Cinda Asset Management Co. Ltd.[a]	10,000	5,338
China Everbright International Ltd.	8,000	12,317
China Gas Holdings Ltd.	4,000	7,469
China Huishan Dairy Holdings Co. Ltd.[b]	12,000	2,522
China Life Insurance Co. Ltd. Class H	20,000	69,504
China Longyuan Power Group Corp. Ltd. Class H	8,000	8,603
China Medical System Holdings Ltd.	4,000	6,798
China Mengniu Dairy Co. Ltd.	4,000	16,222
China Minsheng Banking Corp. Ltd. Class H	6,300	6,921
China Oilfield Services Ltd. Class H	4,000	7,046
China Overseas Land & Investment Ltd.	12,000	36,054
China Pacific Insurance (Group) Co. Ltd. Class H	7,200	30,174
China Resources Cement Holdings Ltd.	8,000	5,488
China Resources Gas Group Ltd.	4,000	11,244
China Resources Land Ltd.	4,000	10,110
China Resources Power Holdings Co. Ltd.	4,000	11,657
China Shipping Container Lines Co. Ltd. Class Ha,b	14,000	4,116
China State Construction International Holdings Ltd.	4,000	6,076
China Taiping Insurance Holdings Co. Ltd.[a]	2,904	7,489
China Unicom (Hong Kong) Ltd.	16,000	24,346
China Vanke Co. Ltd.[a]	3,800	7,781
Chongqing Changan Automobile Co. Ltd.	2,200	4,667
CITIC Securities Co. Ltd. Class H	3,000	8,801
CSPC Pharmaceutical Group Ltd.[b]	4,000	3,559
CSR Corp Ltd. Class H	6,000	6,104
Dongfeng Motor Group Co. Ltd. Class H	8,000	12,173
ENN Energy Holdings Ltd.	4,000	24,449
GCL-Poly Energy Holdings Ltd.[a]	24,000	6,530
Geely Automobile Holdings Ltd.	20,000	8,691
GOME Electrical Appliances Holdings Ltd.	30,000	4,410
Great Wall Motor Co. Ltd. Class H	3,000	15,126
Guangdong Investment Ltd.	8,000	11,038
Guangzhou Automobile Group Co. Ltd. Class H	4,000	3,786
Haier Electronics Group Co. Ltd.	2,000	5,584
Haitian International Holdings Ltd.	2,000	4,255
Haitong Securities Co. Ltd. Class H	2,400	5,106
Hanergy Thin Film Power Group Ltd.[b]	32,000	8,046
Hengan International Group Co. Ltd.	2,000	21,676
Huaneng Power International Inc. Class H	8,000	9,377
Intime Retail Group Co. Ltd.	3,000	2,375
Kingsoft Corp. Ltd.[b]	2,000	4,792
Kunlun Energy Co. Ltd.	8,000	8,655
Lenovo Group Ltd.[b]	20,000	28,059
Longfor Properties Co. Ltd.	2,000	2,692
New China Life Insurance Co. Ltd. Class H	2,200	9,972
Nine Dragons Paper (Holdings) Ltd.	6,000	5,122
People’s Insurance Co. Group of China Ltd. Class H	14,000	6,788
PetroChina Co. Ltd. Class H	60,000	65,068
PICC Property and Casualty Co. Ltd. Class H	8,000	16,113
Ping An Insurance (Group) Co. of China Ltd. Class H	5,000	41,941
Semiconductor Manufacturing International Corp.[a]	76,000	7,840
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	7,087
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	1,000	3,585
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,600	3,813
Shenzhou International Group Holdings Ltd.	2,000	6,654
Sihuan Pharmaceutical Holdings Group Ltd.	12,000	8,975
Sino Biopharmaceutical Ltd.	8,000	7,912
Sinopharm Group Co. Ltd. Class H	3,200	11,925
Sinotrans Ltd. Class H	8,000	6,035
Sun Art Retail Group Ltd.[b]	7,000	7,952
Tencent Holdings Ltd.	14,200	227,054

64

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2014

Security	Shares	Value

Tingyi Cayman Islands Holding Corp.	4,000	$9,511
Uni-President China Holdings Ltd.	4,800	4,227
Want Want China Holdings Ltd.	16,000	21,003
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	8,601
ZTE Corp. Class H	1,600	3,829

		1,101,449
COLOMBIA — 0.37%
Almacenes Exito SA	404	4,879
Cementos Argos SA	1,006	4,340
Cemex Latam Holdings SAa	424	3,241
Corporacion Financiera Colombiana SA NVS	176	3,168
Isagen SA ESP	3,778	4,947

		20,575
CZECH REPUBLIC — 0.30%
CEZ AS	164	4,579
Komercni Banka AS	56	12,474

		17,053
GREECE — 0.57%
Alpha Bank AEa	4,027	2,621
Eurobank Ergasias SAa	22,352	6,938
FF Group[a]	160	5,908
Hellenic Telecommunications Organization SAa	770	9,455
Jumbo SA	288	3,662
Titan Cement Co. SA	140	3,327

		31,911
HUNGARY — 0.18%
OTP Bank PLC	322	5,197
Richter Gedeon Nyrt	306	4,775

		9,972
INDIA — 7.14%
Adani Ports & Special Economic Zone Ltd.	1,216	5,688
Apollo Hospitals Enterprise Ltd.	113	2,123
Asian Paints Ltd.	800	9,601
Aurobindo Pharma Ltd.	496	8,719
Bharti Airtel Ltd.	816	5,027
Cipla Ltd.	972	9,949
Dabur India Ltd.	1,222	4,744
Divi’s Laboratories Ltd.	190	5,290
Dr. Reddy’s Laboratories Ltd.	290	16,853
GlaxoSmithKline Consumer Healthcare Ltd.	32	2,919
Godrej Consumer Products Ltd.	338	5,198
HCL Technologies Ltd.	624	16,716
Hindustan Unilever Ltd.	1,866	23,638
Housing Development Finance Corp. Ltd.	2,752	51,472
Idea Cellular Ltd.	2,042	5,222
Infosys Ltd.	446	31,335
ITC Ltd.	6,298	36,856
Larsen & Toubro Ltd.	430	11,360
Motherson Sumi Systems Ltd.	722	4,981
Nestle India Ltd.	36	3,599
Ranbaxy Laboratories Ltd.[a]	198	1,954
Siemens Ltd.	251	3,667
State Bank of India	1,740	9,012

Security	Shares	Value

Sun Pharmaceuticals Industries Ltd.	1,850	$25,033
Tata Consultancy Services Ltd.	1,350	57,498
Tata Motors Ltd.	1,354	11,641
Tech Mahindra Ltd.	194	8,254
Ultratech Cement Ltd.	96	3,843
United Breweries Ltd.	263	3,322
United Spirits Ltd.[a]	120	5,290
Zee Entertainment Enterprises Ltd.	1,608	9,897

		400,701
INDONESIA — 2.59%
PT Bank Central Asia Tbk	36,000	38,643
PT Bank Mandiri (Persero) Tbk	8,000	6,899
PT Bank Rakyat Indonesia (Persero) Tbk	15,000	14,166
PT Bumi Serpong Damai Tbk	24,000	3,481
PT Charoen Pokphand Indonesia Tbk	21,000	7,072
PT Global Mediacom Tbk	18,000	2,367
PT Gudang Garam Tbk	1,400	7,018
PT Indofood CBP Sukses Makmur Tbk	4,000	3,687
PT Indofood Sukses Makmur Tbk	9,400	5,161
PT Jasa Marga (Persero) Tbk	6,000	3,319
PT Kalbe Farma Tbk	70,000	10,038
PT Lippo Karawaci Tbk	61,000	5,823
PT Matahari Department Store Tbk	4,000	4,916
PT Media Nusantara Citra Tbk	16,000	3,153
PT Semen Gresik (Persero) Tbk	8,000	10,488
PT Surya Citra Media Tbk	14,000	3,682
PT Tower Bersama Infrastructure Tbk	6,000	4,634
PT Unilever Indonesia Tbk	4,000	10,423

		144,970
MALAYSIA — 3.63%
Axiata Group Bhd	6,200	12,941
British American Tobacco Malaysia Bhd	200	4,174
Bumi Armada Bhd[a]	7,200	2,448
Dialog Group Bhd	10,886	4,795
DiGi.Com Bhd	5,400	10,058
Felda Global Ventures Holdings Bhd	3,400	3,317
Gamuda Bhd	4,500	7,038
Genting Bhd	3,200	8,675
Genting Plantations Bhd	800	2,531
IHH Healthcare Bhd	6,000	8,727
IJM Corp. Bhd	2,600	5,212
IOI Corp. Bhd	7,800	11,115
Kuala Lumpur Kepong Bhd	1,600	10,643
Malaysia Airports Holdings Bhd	1,600	3,292
MISC Bhd	3,200	6,916
Petronas Dagangan Bhd	600	2,852
Petronas Gas Bhd	1,800	12,090
PPB Group Bhd	1,200	5,506
Public Bank Bhd	7,260	39,879
Sapurakencana Petroleum Bhd	10,400	8,609
Tenaga Nasional Bhd	7,800	32,883

		203,701
MEXICO — 4.94%
Alfa SAB de CV Series A	7,400	19,693
America Movil SAB de CV Series L	45,800	54,038
Cemex SAB de CV CPO[a]	16,200	20,128
Compartamos SAB de CV	3,000	6,408

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2014

Security	Shares	Value

El Puerto de Liverpool SAB de CV Series C1	600	$6,526
Genomma Lab Internacional SAB de CV Series Ba,b	2,200	4,777
Gruma SAB de CV Series B	600	6,618
Grupo Bimbo SAB de CV Series Aa	4,800	13,506
Grupo Carso SAB de CV Series A1	1,000	5,627
Grupo Financiero Banorte SAB de CV Series O	2,400	13,606
Grupo Financiero Inbursa SAB de CV Series O	6,000	16,200
Grupo Televisa SAB de CV CPO	7,200	52,468
Mexichem SAB de CV	3,200	11,675
Minera Frisco SAB de CV Series A1[a]	1,800	3,048
Promotora y Operadora Infraestructura SAB de CVa	800	9,905
Wal-Mart de Mexico SAB de CV Series V	15,200	32,533

		276,756
PERU — 0.49%
Credicorp Ltd.	124	20,542
Southern Copper Corp.	226	6,769

		27,311
PHILIPPINES — 1.17%
Alliance Global Group Inc.	5,000	2,761
Ayala Corp.	600	9,273
Ayala Land Inc.	16,000	12,114
BDO Unibank Inc.	2,160	5,253
DMCI Holdings Inc.	20,000	7,260
Energy Development Corp.	26,600	4,757
International Container Terminal Services Inc.	1,400	3,617
Jollibee Foods Corp.	1,240	5,716
SM Investments Corp.	148	2,651
SM Prime Holdings Inc.	7,200	2,745
Universal Robina Corp.	2,200	9,558

		65,705
POLAND — 1.61%
Alior Bank SAa	118	2,779
Bank Millennium SA	1,094	2,512
Bank Pekao SA	232	12,787
Bank Zachodni WBK SA	98	11,435
CCC SA	84	3,644
Cyfrowy Polsat SA	644	4,743
Eurocash SA	200	2,218
Grupa Azoty SA	124	2,311
LPP SA	2	5,271
mBank SA	40	6,011
Polski Koncern Naftowy Orlen SA	674	9,077
Powszechna Kasa Oszczednosci Bank Polski SA	2,472	27,676

		90,464
QATAR — 0.97%
Gulf International Services OSC	138	4,131
Masraf Al Rayan QSC	1,180	15,637
Qatar National Bank SAQ	462	29,057
Vodafone Qatar QSC	1,164	5,659

		54,484
RUSSIA — 3.59%
Alrosa AO	5,000	4,786
LUKOIL OAO	400	18,587

Security	Shares	Value

Magnit PJSC SP GDR[c]	748	$43,272
Mobile TeleSystems OJSC SP ADR	1,474	18,012
Moscow Exchange MICEX-RTS OJSC	2,500	3,027
NovaTek OAO SP GDR[c]	260	24,570
Rosneft Oil Co. OJSC	780	3,685
Rostelecom OJSC	3,420	7,377
Sberbank of Russia	31,040	45,356
Severstal OAO	380	3,492
Tatneft OAO Class S	1,920	9,747
Uralkali OJSC	2,140	5,770
VTB Bank OJSC	14,740,000	13,837

		201,518
SOUTH AFRICA — 8.11%
Anglo American Platinum Ltd.[a]	150	5,058
Aspen Pharmacare Holdings Ltd.	810	29,331
Bidvest Group Ltd. (The)	853	22,627
Brait SEa	1,038	6,766
Coronation Fund Managers Ltd.	904	9,048
Discovery Ltd.	1,046	10,558
FirstRand Ltd.	8,672	39,017
Foschini Group Ltd. (The)	576	7,592
Life Healthcare Group Holdings Ltd.	2,630	9,952
Massmart Holdings Ltd.	318	4,033
Mediclinic International Ltd.	1,042	8,875
Mr. Price Group Ltd.	692	14,795
Nampak Ltd.	1,646	6,681
Naspers Ltd. Class N	1,078	139,937
Netcare Ltd.	2,136	7,038
Pick n Pay Stores Ltd.	754	3,744
Rand Merchant Insurance Holdings Ltd.	1,164	4,447
Remgro Ltd.	1,278	29,254
Resilient Property Income Fund Ltd.	616	4,902
RMB Holdings Ltd.	2,064	11,702
Sanlam Ltd.	5,518	36,565
Sappi Ltd.[a]	985	3,683
Shoprite Holdings Ltd.	810	12,430
SPAR Group Ltd. (The)	516	7,360
Woolworths Holdings Ltd.	2,662	19,218

		454,613
SOUTH KOREA — 15.41%
AmorePacific Corp.	10	22,564
AmorePacific Group	8	8,390
Celltrion Inc.[a]	179	6,438
Cheil Worldwide Inc.[a]	180	3,030
CJ CheilJedang Corp.	24	7,647
CJ Corp.	44	6,433
Coway Co. Ltd.	132	10,294
Daewoo Engineering & Construction Co. Ltd.[a]	420	2,384
Daewoo International Corp.	100	3,087
Daewoo Securities Co. Ltd.[a]	420	4,132
Daum Kakao Corp.	50	6,620
Doosan Infracore Co. Ltd.[a]	224	2,113
Halla Visteon Climate Control Corp.	80	3,051
Hankook Tire Co. Ltd.	206	10,189
Hotel Shilla Co. Ltd.	104	8,401
Hyundai Glovis Co. Ltd.	36	9,033
Hyundai Mipo Dockyard Co. Ltd.	18	1,249
Hyundai Wia Corp.	44	7,009
Kangwon Land Inc.	208	6,139

66

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2014

Security	Shares	Value

KEPCO Plant Service & Engineering Co. Ltd.	70	$5,718
Korea Aerospace Industries Ltd.	100	3,628
Korea Electric Power Corp.	454	18,849
Korea Express Co. Ltd.[a]	24	4,256
Korea Gas Corp.[a]	81	4,204
Korea Investment Holdings Co. Ltd.	100	5,181
Korea Zinc Co. Ltd.	26	10,032
Korean Air Lines Co. Ltd.[a]	124	4,701
LG Display Co. Ltd.[a]	700	21,450
LG Electronics Inc.	302	17,336
LG Household & Health Care Ltd.	26	14,620
LG Innotek Co. Ltd.[a]	30	2,705
Lotte Confectionery Co. Ltd.	2	3,592
NAVER Corp.	80	54,587
NCsoft Corp.	44	6,334
OCI Co. Ltd.[a]	50	3,836
ORION Corp.	10	8,827
Paradise Co. Ltd.	154	3,878
S1 Corp.	17	1,163
Samsung C&T Corp.	357	23,167
Samsung Electronics Co. Ltd.	300	348,481
Samsung Engineering Co. Ltd.[a]	82	3,627
Samsung Fire & Marine Insurance Co. Ltd.	91	25,461
Samsung Life Insurance Co. Ltd.	164	18,059
Samsung SDI Co. Ltd.	150	18,142
Samsung SDS Co. Ltd.[a]	74	23,176
Samsung Securities Co. Ltd.	58	2,586
SK C&C Co. Ltd.	52	10,466
SK Hynix Inc.[a]	1,574	68,262

		864,527
TAIWAN — 11.82%
Acer Inc.[a]	4,000	2,540
Advantech Co. Ltd.	2,000	13,700
AU Optronics Corp.	20,000	9,435
Catcher Technology Co. Ltd.	2,000	16,932
Cathay Financial Holding Co. Ltd.	23,920	38,569
Chailease Holding Co. Ltd.	2,420	6,217
Chang Hwa Commercial Bank Ltd.	20,000	11,859
China Airlines Ltd.[a]	10,000	4,217
China Steel Corp.	14,560	12,279
Delta Electronics Inc.	6,000	36,255
E.Sun Financial Holding Co. Ltd.	16,000	10,133
Epistar Corp.	2,000	3,761
EVA Airways Corp.[a]	6,000	3,877
Evergreen Marine Corp. Ltd.[a]	16,000	9,487
Formosa Chemicals & Fibre Corp.	10,000	22,619
Formosa Petrochemical Corp.	2,000	4,524
Highwealth Construction Corp.	2,000	3,800
Hiwin Technologies Corp.	52	437
HTC Corp.[a]	2,000	8,854
Innolux Corp.	16,000	7,652
MediaTek Inc.	4,000	60,102
President Chain Store Corp.	2,000	15,575
Standard Foods Corp.	2,507	5,816
Taiwan Business Bank Ltd.[a]	44,000	12,853
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	310,914
Uni-President Enterprises Co.	13,483	21,784
Vanguard International Semiconductor Corp.	2,000	3,089
Yang Ming Marine Transport Corp.[a]	6,000	2,617
Yulon Motor Co. Ltd.	2,000	3,005

		662,902

Security	Shares	Value

THAILAND — 2.38%
Advanced Information Service PCL NVDR	2,800	$20,295
Airports of Thailand PCL NVDR	1,400	11,853
Bangkok Dusit Medical Services PCL NVDR	10,000	5,634
Bumrungrad Hospital PCL NVDR	1,200	5,354
Central Pattana PCL NVDR	4,400	6,365
Charoen Pokphand Foods PCL NVDR	5,600	4,818
CP All PCL NVDR	12,800	17,153
Glow Energy PCL NVDR	1,400	4,168
Home Product Center PCL NVDR	13,799	3,740
Indorama Ventures PCL NVDR	4,200	2,878
IRPC PCL NVDR	30,000	3,052
Kasikornbank PCL Foreign	3,000	22,567
Minor International PCL NVDR	4,800	5,226
Siam Commercial Bank PCL NVDR	2,400	14,363
TMB Bank PCL NVDR	34,800	3,328
True Corp. PCL NVDR[a]	7,776	2,866

		133,660
TURKEY — 1.74%
Akbank TAS	3,174	12,870
Anadolu Efes Biracilik ve Malt Sanayii ASa	198	2,268
BIM Birlesik Magazalar AS	620	13,814
Coca-Cola Icecek AS	196	4,411
Eregli Demir ve Celik Fabrikalari TAS	1,332	2,710
Haci Omer Sabanci Holding AS	1,049	5,015
TAV Havalimanlari Holding AS	512	4,388
Tupras Turkiye Petrol Rafinerileri AS	206	4,655
Turk Hava Yollari AOa	586	2,434
Turk Telekomunikasyon AS	1,620	5,188
Turkcell Iletisim Hizmetleri ASa	1,274	8,073
Turkiye Garanti Bankasi AS	6,594	29,058
Ulker Biskuvi Sanayi AS	386	2,908

		97,792
UNITED ARAB EMIRATES — 0.67%
Abu Dhabi Commercial Bank PJSC	339	678
Arabtec Holding Co. PJSC[a]	3,690	3,988
DP World Ltd.	189	3,999
Dubai Financial Market PJSC	6,389	4,557
Dubai Islamic Bank PJSC	2,082	4,280
Emaar Properties PJSC	6,774	20,195

		37,697

TOTAL COMMON STOCKS (Cost: $4,834,382)		5,375,935

PREFERRED STOCKS — 3.97%

BRAZIL — 3.14%
Banco Bradesco SA	2,070	31,789
Companhia Brasileira de Distribuicao	400	16,847
Itau Unibanco Holding SA	7,642	114,509
Lojas Americanas SA	1,500	9,852
Suzano Papel e Celulose SA Class A	800	3,379

		176,376

67

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

November 30, 2014

Security	Shares	Value

CHILE — 0.12%
Sociedad Quimica y Minera de Chile SA Series B	262	$6,628

		6,628
COLOMBIA — 0.47%
Banco Davivienda SA	342	4,393
Bancolombia SA	1,202	15,570
Grupo Aval Acciones y Valores SA	10,148	6,448

		26,411
RUSSIA — 0.24%
AK Transneft OAO	4	9,644
Sberbank of Russia	3,400	3,594

		13,238

TOTAL PREFERRED STOCKS (Cost: $244,081)		222,653

RIGHTS — 0.02%

CHINA — 0.02%
PICC Property and Casual Company Ltd.[a]	720	758

		758

TOTAL RIGHTS (Cost: $0)		758

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[a]	240	40

		40

TOTAL WARRANTS (Cost: $0)		40

SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	74,959	74,959

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	4,262	$4,262

		79,221

TOTAL SHORT-TERM INVESTMENTS (Cost: $79,221)		79,221

TOTAL INVESTMENTS IN SECURITIES — 101.25% (Cost: $5,157,684)		5,678,607
Other Assets, Less Liabilities — (1.25)%		(70,036)

NET ASSETS — 100.00%		$5,608,571

CPO — Certificates of Participation (Ordinary)
NVDR — Non-Voting Depositary Receipts
NVS — Non-Voting Shares
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

68

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.91%

CHILE — 5.63%
Banco de Chile	64,654	$7,855
Banco de Credito e Inversiones	100	5,287
Banco Santander Chile	197,062	10,715
Cencosud SA	3,862	10,018
Cia. Cervecerias Unidas SA	568	5,904
Colbun SA	28,352	7,571
CorpBanca SA	353,940	4,470
Empresa Nacional de Electricidad SA/Chile	9,022	13,767
Empresas CMPC SA	3,446	8,617
Empresas COPEC SA	1,398	16,498
Enersis SA	55,746	18,592
LATAM Airlines Group SAa	924	11,044
SACI Falabella	2,692	19,321

		139,659
COLOMBIA — 2.84%
Almacenes Exito SA	644	7,777
Cementos Argos SA	1,464	6,317
Cemex Latam Holdings SAa	494	3,776
Corporacion Financiera Colombiana SA NVS	308	5,544
Ecopetrol SA	14,630	15,152
Grupo Argos SA/Colombia	1,100	10,029
Grupo de Inversiones Suramericana SA	888	16,298
Interconexion Electrica SA ESP	1,446	5,363

		70,256
CZECH REPUBLIC — 0.91%
CEZ AS	460	12,845
Komercni Banka AS	44	9,801

		22,646
EGYPT — 0.96%
Commercial International Bank Egypt SAE SP GDR	2,600	17,342
Global Telecom Holding SAE SP GDR[a]	2,240	6,530

		23,872
GREECE — 2.30%
Alpha Bank AEa	11,168	7,268
Eurobank Ergasias SAa	22,874	7,100
Hellenic Telecommunications Organization SAa	774	9,504
National Bank of Greece SAa	4,456	10,666
OPAP SA	668	8,394
Piraeus Bank SAa	5,954	9,056
Public Power Corp. SAa	660	5,101

		57,089
HUNGARY — 0.84%
MOL Hungarian Oil and Gas PLC	116	5,617
OTP Bank PLC	588	9,490

Security	Shares	Value

Richter Gedeon Nyrt	368	$5,743

		20,850
INDONESIA — 11.09%
PT Astra International Tbk	57,800	33,745
PT Bank Central Asia Tbk	33,600	36,067
PT Bank Mandiri (Persero) Tbk	26,600	22,940
PT Bank Negara Indonesia (Persero) Tbk	24,800	12,244
PT Bank Rakyat Indonesia (Persero) Tbk	30,000	28,331
PT Charoen Pokphand Indonesia Tbk	22,800	7,679
PT Gudang Garam Tbk	1,600	8,020
PT Indocement Tunggal Prakarsa Tbk	5,200	10,514
PT Indofood Sukses Makmur Tbk	16,600	9,113
PT Kalbe Farma Tbk	75,200	10,783
PT Lippo Karawaci Tbk	50,800	4,849
PT Matahari Department Store Tbk	5,200	6,391
PT Perusahaan Gas Negara (Persero) Tbk	31,000	15,114
PT Semen Gresik (Persero) Tbk	9,600	12,586
PT Telekomunikasi Indonesia (Persero) Tbk	135,400	31,343
PT Unilever Indonesia Tbk	4,600	11,986
PT United Tractors Tbk	5,600	8,409
PT XL Axiata Tbk	11,600	4,848

		274,962
MALAYSIA — 15.32%
Alliance Financial Group Bhd	4,200	6,047
AMMB Holdings Bhd	5,800	11,420
Astro Malaysia Holdings Bhd	7,400	7,373
Axiata Group Bhd	6,600	13,776
British American Tobacco Malaysia Bhd	400	8,349
CIMB Group Holdings Bhd	13,200	22,751
Dialog Group Bhd	14,600	6,431
DiGi.Com Bhd	8,200	15,273
Gamuda Bhd	6,000	9,384
Genting Bhd	5,400	14,639
Genting Malaysia Bhd	8,600	10,729
Hong Leong Bank Bhd	1,800	7,610
IHH Healthcare Bhd	6,200	9,018
IJM Corp. Bhd	4,400	8,819
IOI Corp. Bhd	8,200	11,685
Kuala Lumpur Kepong Bhd	1,600	10,643
Malayan Banking Bhd	11,600	32,442
Maxis Bhd	5,200	10,654
MISC Bhd	3,000	6,483
Petronas Chemicals Group Bhd	8,000	13,315
Petronas Gas Bhd	2,000	13,434
PPB Group Bhd	1,800	8,259
Public Bank Bhd	7,000	38,451
Sapurakencana Petroleum Bhd	10,800	8,940
Sime Darby Bhd	7,800	22,322
Telekom Malaysia Bhd	2,800	5,861
Tenaga Nasional Bhd	7,400	31,197
UMW Holdings Bhd	2,200	7,337
YTL Corp. Bhd	15,600	7,287

		379,929
MEXICO — 21.25%
Alfa SAB de CV Series A	7,400	19,693
America Movil SAB de CV Series L	87,200	102,885
Arca Continental SAB de CV	1,000	6,433

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

November 30, 2014

Security	Shares	Value

Cemex SAB de CV CPO[a]	31,600	$39,262
Coca-Cola FEMSA SAB de CV Series L	1,200	11,912
Compartamos SAB de CV	3,400	7,263
Controladora Comercial Mexicana SAB de CV BC Units	1,200	4,412
El Puerto de Liverpool SAB de CV Series C1	600	6,526
Fibra Uno Administracion SAB de CV	6,200	20,866
Fomento Economico Mexicano SAB de CV BD Units	5,000	47,756
Genomma Lab Internacional SAB de CV Series Ba	2,200	4,777
Gruma SAB de CV Series B	600	6,618
Grupo Aeroportuario del Pacifico SAB de CV Series B	800	5,460
Grupo Aeroportuario del Sureste SAB de CV Series B	600	8,004
Grupo Bimbo SAB de CV Series A	4,400	12,380
Grupo Carso SAB de CV Series A1	1,600	9,003
Grupo Financiero Banorte SAB de CV Series O	6,400	36,283
Grupo Financiero Inbursa SAB de CV Series O	5,800	15,660
Grupo Financiero Santander Mexico SAB de CV Series B	4,800	10,857
Grupo Mexico SAB de CV Series B	10,000	32,778
Grupo Televisa SAB de CV CPO	6,600	48,096
Industrias Penoles SAB de CV	410	8,969
Kimberly-Clark de Mexico SAB de CV Series A	4,000	9,062
Mexichem SAB de CV	2,400	8,756
OHL Mexico SAB de CVa	2,200	5,052
Promotora y Operadora Infraestructura SAB de CVa	800	9,905
Wal-Mart de Mexico SAB de CV Series V	13,200	28,252

		526,920
PERU — 1.94%
Cia. de Minas Buenaventura SAA SP ADR	600	5,550
Credicorp Ltd.	178	29,488
Southern Copper Corp.	438	13,118

		48,156
PHILIPPINES — 5.09%
Aboitiz Equity Ventures Inc.	7,440	8,698
Ayala Corp.	740	11,437
Ayala Land Inc.	20,600	15,597
Bank of the Philippine Islands	2,960	6,262
BDO Unibank Inc.	4,960	12,062
Energy Development Corp.	32,400	5,794
JG Summit Holdings Inc.	7,080	9,720
Jollibee Foods Corp.	1,580	7,283
Philippine Long Distance Telephone Co.	280	18,644
SM Investments Corp.	540	9,675
SM Prime Holdings Inc.	23,200	8,845
Universal Robina Corp.	2,800	12,165

		126,182
POLAND — 6.55%
Bank Pekao SA	378	20,833
Bank Zachodni WBK SA	102	11,902
Cyfrowy Polsat SA	700	5,155
KGHM Polska Miedz SA	432	15,830
mBank SA	54	8,115
Orange Polska SA	1,992	5,636
PGE SA	2,304	13,299
Polski Koncern Naftowy Orlen SA	1,044	14,060
Polskie Gornictwo Naftowe i Gazownictwo SA	6,288	9,112
Powszechna Kasa Oszczednosci Bank Polski SA	2,538	28,415
Powszechny Zaklad Ubezpieczen SA	158	22,612

Security	Shares	Value

Tauron Polska Energia SA	4,782	$7,386

		162,355
QATAR — 3.57%
Industries Qatar QSC	430	22,557
Masraf Al Rayan QSC	1,090	14,444
Ooredoo QSC	276	8,861
Qatar Islamic Bank SAQ	218	6,323
Qatar National Bank SAQ	500	31,447
Vodafone Qatar QSC	986	4,793

		88,425
THAILAND — 9.97%
Advanced Information Service PCL NVDR	3,000	21,745
Airports of Thailand PCL NVDR	1,400	11,853
Bangkok Bank PCL Foreign	1,200	7,382
Bangkok Dusit Medical Services PCL NVDR	11,600	6,536
BTS Group Holdings PCL NVDR	15,200	4,629
Central Pattana PCL NVDR	6,000	8,680
Charoen Pokphand Foods PCL NVDR	9,200	7,915
CP All PCL NVDR	12,800	17,152
Kasikornbank PCL Foreign	3,000	22,567
Kasikornbank PCL NVDR	1,600	12,036
Krung Thai Bank PCL NVDR	12,000	8,735
Minor International PCL NVDR	5,800	6,315
PTT Exploration & Production PCL NVDR	4,000	16,507
PTT Global Chemical PCL NVDR	6,000	11,741
PTT PCL NVDR	2,600	30,327
Siam Cement (The) PCL Foreign	1,200	17,250
Siam Commercial Bank PCL NVDR	4,400	26,332
True Corp. PCL NVDR[a]	25,400	9,360

		247,062
TURKEY — 7.65%
Akbank TAS	5,000	20,274
Anadolu Efes Biracilik ve Malt Sanayii ASa	648	7,424
BIM Birlesik Magazalar AS	576	12,834
Coca-Cola Icecek AS	222	4,996
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,738	8,570
Eregli Demir ve Celik Fabrikalari TAS	4,024	8,186
Haci Omer Sabanci Holding AS	3,036	14,515
KOC Holding AS	1,852	10,442
Tupras Turkiye Petrol Rafinerileri AS	374	8,451
Turk Hava Yollari AOa	2,130	8,848
Turkcell Iletisim Hizmetleri ASa	2,500	15,843
Turkiye Garanti Bankasi AS	6,330	27,894
Turkiye Halk Bankasi AS	1,678	11,958
Turkiye Is Bankasi AS Class C	5,188	14,414
Turkiye Vakiflar Bankasi TAO Class D	3,036	6,984
Yapi ve Kredi Bankasi AS	3,298	7,914

		189,547
UNITED ARAB EMIRATES — 3.00%
Abu Dhabi Commercial Bank PJSC	3,282	6,567
Aldar Properties PJSC	8,416	7,309
DP World Ltd.	506	10,707
Dubai Financial Market PJSC	5,422	3,868
Emaar Properties PJSC	9,518	28,375
First Gulf Bank PJSC	2,096	10,243

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

November 30, 2014

Security	Shares	Value

National Bank of Abu Dhabi PJSC	2,012	$7,395

		74,464

TOTAL COMMON STOCKS (Cost: $2,415,688)		2,452,374

PREFERRED STOCKS — 0.93%

CHILE — 0.30%
Sociedad Quimica y Minera de Chile SA Series B	296	7,488

		7,488
COLOMBIA — 0.63%
Bancolombia SA	1,206	15,621

		15,621

TOTAL PREFERRED STOCKS (Cost: $23,764)		23,109

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[a]	290	49

		49

TOTAL WARRANTS (Cost: $0)		49

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	16,955	16,955

		16,955

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,955)		16,955

TOTAL INVESTMENTS IN SECURITIES — 100.53% (Cost: $2,456,407)		2,492,487
Other Assets, Less Liabilities — (0.53)%		(13,046)

NET ASSETS — 100.00%		$2,479,441

NVDR — Non-Voting Depositary Receipts
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts
[a] Non-income earning security.
[b] Affiliated issuer. See Note 2.

[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

71

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 97.25%

BRAZIL — 4.10%
AMBEV SA	1,950,400	$12,757,609
BRF SA	147,200	3,794,212
CCR SA	184,000	1,260,690
Cielo SA	1,181,240	20,153,141
EcoRodovias Infraestrutura e Logistica SA	662,400	2,828,516
Estacio Participacoes SA	147,200	1,593,683
Kroton Educacional SA	441,600	3,073,655
Natura Cosmeticos SA	296,200	4,055,424
Souza Cruz SA	1,030,400	8,199,841
Totvs SA	629,200	8,678,200
Tractebel Energia SA	809,600	10,896,074
Transmissora Alianca de Energia Eletrica SA	629,000	4,761,359
Ultrapar Participacoes SA	368,400	7,872,681

		89,925,085
CHILE — 4.32%
AES Gener SA	5,950,192	3,267,518
Aguas Andinas SA Series A	23,478,032	14,093,382
Banco de Chile	223,311,968	27,130,091
Banco de Credito e Inversiones	149,776	7,918,772
Cia. Cervecerias Unidas SA	296,240	3,079,103
Colbun SA	50,232,368	13,413,744
CorpBanca SA	181,214,976	2,288,576
Empresa Nacional de Electricidad SA/Chile	8,634,384	13,175,599
Empresa Nacional de Telecomunicaciones SA	101,993	1,136,462
Empresas COPEC SA	157,872	1,863,134
SACI Falabella	269,376	1,933,377
Vina Concha y Toro SA	2,775,456	5,471,509

		94,771,267
CHINA — 22.98%
AAC Technologies Holdings Inc.[a]	1,119,000	6,587,021
Agricultural Bank of China Ltd. Class H	15,824,000	7,509,003
Bank of China Ltd. Class H	42,688,000	22,018,311
Bank of Communications Co. Ltd. Class H	2,590,000	2,147,479
Beijing Enterprises Holdings Ltd.	2,024,000	16,155,461
Beijing Enterprises Water Group Ltd.	8,832,000	6,070,220
China CITIC Bank Corp. Ltd. Class H	4,416,000	3,285,663
China Communications Services Corp. Ltd. Class H	13,248,000	6,457,439
China Construction Bank Corp. Class H	22,080,000	16,741,509
China Everbright Bank Co. Ltd.	14,720,000	7,516,596
China Gas Holdings Ltd.[a]	3,680,000	6,871,231
China Life Insurance Co. Ltd. Class H	1,480,000	5,143,262
China Medical System Holdings Ltd.	4,416,000	7,505,207
China Mengniu Dairy Co. Ltd.	2,590,000	10,503,611
China Merchants Holdings International Co. Ltd.	736,000	2,519,768
China Minsheng Banking Corp. Ltd. Class H	1,472,100	1,617,317
China Mobile Ltd.	2,591,000	31,923,926
China Pacific Insurance (Group) Co. Ltd. Class H	736,000	3,084,462
China Petroleum & Chemical Corp. Class H	13,710,000	11,226,112
China Resources Enterprise Ltd.	740,000	1,543,933
China Resources Gas Group Ltd.	8,096,000	22,758,582
China Resources Power Holdings Co. Ltd.	3,700,000	10,782,721
China Telecom Corp. Ltd. Class H	7,404,000	4,487,273

Security	Shares	Value

China Vanke Co. Ltd.[a,b]	1,110,576	$2,274,139
CSPC Pharmaceutical Group Ltd.	6,624,000	5,893,694
ENN Energy Holdings Ltd.	332,000	2,029,246
Guangdong Investment Ltd.	12,512,000	17,263,495
Haier Electronics Group Co. Ltd.	1,157,000	3,230,052
Hanergy Thin Film Power Group Ltd.[a]	35,328,000	8,883,250
Hengan International Group Co. Ltd.[a]	1,851,000	20,061,451
Huaneng Power International Inc. Class H	1,472,000	1,725,400
Industrial and Commercial Bank of China Ltd. Class H	19,872,000	13,478,623
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,784,027	7,180,825
Intime Retail Group Co. Ltd.	1,472,000	1,165,452
Jiangsu Expressway Co. Ltd. Class H	11,844,000	13,424,727
Kunlun Energy Co. Ltd.[a]	3,754,000	4,061,387
Lenovo Group Ltd.[a]	15,684,000	22,004,116
PetroChina Co. Ltd. Class H	3,686,000	3,997,326
Semiconductor Manufacturing International Corp.[b]	20,608,000	2,125,906
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,480,000	1,311,102
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	7,139,200	17,012,562
Shenzhou International Group Holdings Ltd.	3,680,000	12,242,940
Sihuan Pharmaceutical Holdings Group Ltd.	10,672,000	7,981,638
Sino Biopharmaceutical Ltd.	11,824,000	11,694,401
Sinopec Engineering Group Co. Ltd.	2,024,000	1,774,752
Sinopharm Group Co. Ltd. Class H	441,600	1,645,679
SOHO China Ltd.	16,744,000	12,674,053
Sun Art Retail Group Ltd.[a]	25,576,000	29,055,391
Tencent Holdings Ltd.	1,104,000	17,652,611
Tingyi Cayman Islands Holding Corp.	6,108,000	14,523,729
Tsingtao Brewery Co. Ltd. Class H	1,090,000	7,653,191
Uni-President China Holdings Ltd.	3,680,000	3,241,057
Want Want China Holdings Ltd.[a]	2,208,000	2,898,445
Zhejiang Expressway Co. Ltd. Class H	14,064,000	15,741,524
ZTE Corp. Class Ha	1,692,800	4,051,369

		504,409,640
COLOMBIA — 0.94%
Almacenes Exito SA	418,048	5,048,227
Corporacion Financiera Colombiana SA NVS	233,680	4,206,356
Ecopetrol SA	6,997,520	7,247,381
Grupo Argos SA/Colombia	458,160	4,177,429

		20,679,393
CZECH REPUBLIC — 0.65%
CEZ AS	153,824	4,295,209
O2 Czech Republic AS	874,736	10,042,327

		14,337,536
EGYPT — 0.72%
Commercial International Bank (Egypt) SAE	2,037,866	14,122,455
Telecom Egypt Co.	849,842	1,713,935

		15,836,390
HUNGARY — 0.07%
Richter Gedeon Nyrt	100,096	1,562,125

		1,562,125
INDIA — 2.30%
Cipla Ltd.	166,704	1,706,261
Dabur India Ltd.	3,309,424	12,847,317

72

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

Divi’s Laboratories Ltd.	202,400	$5,635,432
Dr. Reddy’s Laboratories Ltd.	132,848	7,720,298
Hindustan Unilever Ltd.	259,440	3,286,533
Infosys Ltd.	21,712	1,525,438
Sun Pharmaceuticals Industries Ltd.	640,320	8,664,519
Tata Consultancy Services Ltd.	55,936	2,382,384
Wipro Ltd.	703,984	6,645,618

		50,413,800
INDONESIA — 4.85%
PT Astra Agro Lestari Tbk	1,890,800	3,718,387
PT Bank Central Asia Tbk	29,844,800	32,035,962
PT Bank Danamon Indonesia Tbk	16,155,200	5,559,803
PT Bank Mandiri (Persero) Tbk	8,758,400	7,553,438
PT Bank Negara Indonesia (Persero) Tbk	8,464,000	4,178,597
PT Indocement Tunggal Prakarsa Tbk	628,600	1,270,953
PT Indofood Sukses Makmur Tbk	8,353,600	4,586,129
PT Jasa Marga (Persero) Tbk	21,859,200	12,090,266
PT Kalbe Farma Tbk	20,976,000	3,007,866
PT Perusahaan Gas Negara (Persero) Tbk	5,336,000	2,601,541
PT Telekomunikasi Indonesia (Persero) Tbk	63,848,000	14,779,630
PT Unilever Indonesia Tbk	5,740,800	14,958,820

		106,341,392
MALAYSIA — 8.74%
Astro Malaysia Holdings Bhd	1,183,400	1,179,027
Axiata Group Bhd[a]	10,414,400	21,737,077
Berjaya Sports Toto Bhd	1,324,897	1,363,087
DiGi.Com Bhd	1,177,600	2,193,313
Hong Leong Bank Bhd	4,305,600	18,202,537
IHH Healthcare Bhd	17,737,600	25,800,145
Malayan Banking Bhd	10,708,800	29,949,815
Maxis Bhd	11,113,600	22,769,327
Petronas Chemicals Group Bhd	3,753,600	6,247,677
Petronas Dagangan Bhd[a]	294,400	1,399,542
Petronas Gas Bhd	1,876,800	12,606,325
Public Bank Bhd	5,814,480	31,938,814
Sime Darby Bhd[a]	2,738,200	7,836,150
Telekom Malaysia Bhd	1,692,800	3,543,244
Tenaga Nasional Bhd	1,214,400	5,119,688

		191,885,768
MEXICO — 2.28%
Arca Continental SAB de CV	1,105,600	7,112,556
Coca-Cola FEMSA SAB de CV Series L	368,000	3,653,061
El Puerto de Liverpool SAB de CV Series C1	1,803,200	19,612,423
Fibra Uno Administracion SAB de CV	772,800	2,600,880
Grupo Aeroportuario del Pacifico SAB de CV Series B	809,600	5,525,765
Grupo Aeroportuario del Sureste SAB de CV Series B	257,600	3,436,335
Grupo Bimbo SAB de CV Series Ab	368,000	1,035,449
Wal-Mart de Mexico SAB de CV Series V	3,312,000	7,088,761

		50,065,230
PERU — 1.38%
Cia. de Minas Buenaventura SAA SP ADR	231,104	2,137,712
Credicorp Ltd.	169,280	28,042,925

		30,180,637

Security	Shares	Value

PHILIPPINES — 3.72%
Aboitiz Power Corp.	11,150,400	$10,478,719
Bank of the Philippine Islands	7,106,084	15,033,470
BDO Unibank Inc.	3,220,000	7,830,398
International Container Terminal Services Inc.	3,786,720	9,781,973
Jollibee Foods Corp.	1,821,610	8,397,133
Metropolitan Bank & Trust Co.	3,019,010	5,580,177
Philippine Long Distance Telephone Co.	369,664	24,614,082

		81,715,952
POLAND — 0.29%
Bank Zachodni WBK SA	46,000	5,367,432
PGE SA	174,800	1,008,998

		6,376,430
QATAR — 2.79%
Commercial Bank of Qatar QSC (The)	546,848	10,963,844
Doha Bank QSC	274,896	4,469,547
Industries Qatar QSC	88,688	4,652,341
Masraf Al Rayan QSC	81,696	1,082,609
Ooredoo QSC	159,712	5,127,733
Qatar Electricity & Water Co. QSC	292,192	15,247,382
Qatar Islamic Bank SAQ	344,448	9,989,895
Qatar National Bank SAQ	137,264	8,633,074
Vodafone Qatar QSC	199,088	967,814

		61,134,239
RUSSIA — 0.40%
LUKOIL OAO	85,744	3,984,199
Rosneft Oil Co. OJSC	1,013,620	4,789,200

		8,773,399
SOUTH AFRICA — 5.46%
Aspen Pharmacare Holdings Ltd.	145,360	5,263,568
Bidvest Group Ltd. (The)	208,789	5,538,536
Discovery Ltd.	447,856	4,520,522
Foschini Group Ltd. (The)	195,776	2,580,454
Liberty Holdings Ltd.	391,552	4,651,907
Life Healthcare Group Holdings Ltd.	2,289,328	8,662,826
Mediclinic International Ltd.	147,568	1,256,930
Mr. Price Group Ltd.	167,808	3,587,824
MTN Group Ltd.	63,664	1,257,373
Nedbank Group Ltd.	433,872	9,543,102
Pick n Pay Stores Ltd.	976,672	4,849,541
PPC Ltd.	1,128,656	2,612,568
Redefine Properties Ltd.	8,223,696	7,519,063
Sasol Ltd.	111,872	4,678,339
Shoprite Holdings Ltd.	606,832	9,311,917
SPAR Group Ltd. (The)	448,224	6,393,172
Standard Bank Group Ltd.	1,880,480	23,185,749
Tiger Brands Ltd.	136,160	4,764,028
Tsogo Sun Holdings Ltd.	387,872	1,021,778
Vodacom Group Ltd.	721,280	8,682,262

		119,881,459

73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

SOUTH KOREA — 9.34%
AmorePacific Corp.	5,152	$11,625,073
AmorePacific Group	5,888	6,175,239
CJ CheilJedang Corp.	14,352	4,572,640
Dongbu Insurance Co. Ltd.	271,216	13,634,849
E-Mart Co. Ltd.	16,560	3,288,235
Hyundai Marine & Fire Insurance Co. Ltd.	458,541	11,029,485
Hyundai Wia Corp.	12,704	2,023,788
Kangwon Land Inc.	411,792	12,153,616
KEPCO Plant Service & Engineering Co. Ltd.	27,600	2,254,434
Korea Electric Power Corp.	113,344	4,705,830
KT Corp.	384,928	11,308,639
KT&G Corp.	283,728	24,814,516
Lotte Shopping Co. Ltd.	11,040	2,989,305
NAVER Corp.	3,222	2,198,503
ORION Corp.	8,832	7,796,106
S1 Corp.	166,704	11,404,994
Samsung Electronics Co. Ltd.	7,424	8,623,754
Samsung Fire & Marine Insurance Co. Ltd.	51,520	14,415,091
Samsung Life Insurance Co. Ltd.	120,336	13,250,591
SK C&C Co. Ltd.	48,208	9,702,950
SK Telecom Co. Ltd.	61,456	15,558,832
Yuhan Corp.	72,576	11,397,828

		204,924,298
TAIWAN — 17.25%
Advanced Semiconductor Engineering Inc.	1,481,000	1,796,964
Advantech Co. Ltd.	1,472,481	10,086,953
Asia Cement Corp.	10,830,125	13,893,076
ASUSTeK Computer Inc.	912,000	9,931,141
Chicony Electronics Co. Ltd.	2,956,960	8,045,110
China Airlines Ltd.[b]	20,240,828	8,535,190
China Steel Corp.	18,525,517	15,623,750
Chunghwa Telecom Co. Ltd.	11,040,000	33,176,186
Delta Electronics Inc.	1,476,000	8,918,717
EVA Airways Corp.[b]	2,944,000	1,902,577
Far EasTone Telecommunications Co. Ltd.	10,397,000	22,509,056
First Financial Holding Co. Ltd.	15,824,119	9,612,842
Formosa Chemicals & Fibre Corp.	368,300	833,056
Formosa International Hotels Corp.	368,000	3,811,099
Formosa Petrochemical Corp.	3,680,000	8,323,774
Formosa Plastics Corp.	3,103,840	7,120,854
Formosa Taffeta Co. Ltd.	5,550,000	5,433,880
Foxconn Technology Co. Ltd.	3,461,850	9,676,065
Hon Hai Precision Industry Co. Ltd.	1,840,000	5,767,186
HTC Corp.[b]	2,576,000	11,403,571
Hua Nan Financial Holdings Co. Ltd.	24,967,474	14,400,821
Kinsus Interconnect Technology Corp.	2,208,000	8,097,843
Lite-On Technology Corp.	12,512,511	15,161,779
MediaTek Inc.	368,000	5,529,364
Novatek Microelectronics Corp.	200,000	1,130,948
President Chain Store Corp.	1,480,000	11,525,325
Quanta Computer Inc.	368,000	915,615
ScinoPharm Taiwan Ltd.	2,407,814	4,473,683
Standard Foods Corp.	807,400	1,873,215
Synnex Technology International Corp.	7,360,000	10,701,995
Taiwan Cement Corp.	5,520,000	8,106,761
Taiwan Cooperative Financial Holding Co. Ltd.	43,236,769	22,772,739
Taiwan Mobile Co. Ltd.	8,142,000	25,888,127
Taiwan Semiconductor Manufacturing Co. Ltd.	7,360,000	33,651,830
Transcend Information Inc.	2,208,000	7,241,684

Security	Shares	Value

U-Ming Marine Transport Corp.	4,812,000	$7,556,772
United Microelectronics Corp.	4,416,000	1,962,033
WPG Holdings Co. Ltd.	1,104,000	1,282,456

		378,674,037
THAILAND — 2.39%
Advanced Information Service PCL NVDR	1,068,900	7,747,775
Bangkok Bank PCL NVDR	871,900	5,363,904
Bangkok Dusit Medical Services PCL NVDR[a]	12,677,000	7,142,516
BTS Group Holdings PCL NVDR	3,496,000	1,064,718
CP All PCL NVDR	8,752,900	11,729,179
Kasikornbank PCL NVDR	829,300	6,238,377
PTT Exploration & Production PCL NVDR	878,600	3,625,713
PTT PCL NVDR	819,300	9,556,629

		52,468,811
UNITED ARAB EMIRATES — 2.28%
Abu Dhabi Commercial Bank PJSC	1,156,992	2,315,212
DP World Ltd.	606,832	12,840,565
First Gulf Bank PJSC	3,119,536	15,245,007
National Bank of Abu Dhabi PJSC	5,329,744	19,589,046

		49,989,830

TOTAL COMMON STOCKS (Cost: $2,064,999,562)		2,134,346,718

PREFERRED STOCKS — 2.40%

BRAZIL — 0.38%
AES Tiete SA	929,200	6,911,152
Companhia Energetica de Minas Gerais	257,685	1,408,437

		8,319,589
COLOMBIA — 1.57%
Banco Davivienda SA	905,648	11,632,665
Grupo Argos SA/Colombia	491,280	4,466,081
Grupo de Inversiones Suramericana SA	1,023,040	18,368,959

		34,467,705
RUSSIA — 0.39%
AK Transneft OAO	2,064	4,976,379
Surgutneftegas OJSC	5,152,000	3,574,039

		8,550,418
SOUTH KOREA — 0.06%
Samsung Electronics Co. Ltd.	1,472	1,393,680

		1,393,680

TOTAL PREFERRED STOCKS (Cost: $57,948,930)		52,731,392

74

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	56,961,114	$56,961,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,238,715	3,238,715

		60,199,829

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,199,829)		60,199,829

TOTAL INVESTMENTS IN SECURITIES — 102.39% (Cost: $2,183,148,321)		2,247,277,939
Other Assets, Less Liabilities — (2.39)%		(52,436,230)

NET ASSETS — 100.00%		$2,194,841,709

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

75

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.15%

BRAZIL — 4.39%
Aliansce Shopping Centers SA	12,500	$86,615
ALL — America Latina Logistica SA	23,800	57,466
Alupar Investimento SA Units	4,800	35,589
Arezzo Industria e Comercio SA	5,700	63,703
Brasil Brokers Participacoes SA	27,200	31,571
Brasil Insurance Participacoes e Administracao SA	6,400	13,515
Brazil Pharma SAa	13,600	18,900
Companhia Hering SA	9,600	91,116
Direcional Engenharia SA	9,200	34,285
Equatorial Energia SA	13,542	146,667
Eternit SA	25,200	33,065
Even Construtora e Incorporadora SA	22,200	49,984
EZ TEC Empreendimentos e Participacoes SA	7,000	62,363
Fleury SA	5,600	34,673
Gafisa SA	37,800	40,206
Helbor Empreendimentos SA	14,040	30,521
Iguatemi Empresa de Shopping Centers SA	8,500	84,800
International Meal Co. Holdings SA	6,200	32,492
Iochpe-Maxion SA	7,000	38,315
Julio Simoes Logistica SA	7,000	35,869
LPS Brasil — Consultoria de Imoveis SA	5,400	19,495
Marfrig Global Foods SAa	24,900	63,215
Mills Estruturas e Servicos de Engenharia SA	6,600	26,902
MRV Engenharia e Participacoes SA	22,400	74,346
Multiplus SA	5,300	71,392
PDG Realty SA Empreendimentos e Participacoes[a]	88,200	38,005
Prumo Logistica SAa	76,165	15,966
Restoque Comercio e Confeccoes de Roupas SA	11,200	39,956
Santos Brasil Participacoes SA Units	4,400	28,524
Sao Martinho SA	5,900	91,613
SLC Agricola SA	4,200	24,228
Smiles SA	4,300	78,454
Tecnisa SA	16,500	30,937
Tegma Gestao Logistica SA	2,700	18,761
TPI — Triunfo Participacoes e Investimentos SA	12,800	29,813
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,200	80,441
Vanguarda Agro SAa	39,310	19,075

		1,772,838
CHILE — 1.28%
Besalco SA	32,595	20,730
Compania SudAmericana de Vapores SAa	612,458	24,168
E.CL SA	34,912	49,184
Inversiones Aguas Metropolitanas SA	37,310	59,008
Parque Arauco SA	53,937	106,960
SalfaCorp SA	30,432	23,262
Sociedad Matriz SAAM SA	786,147	61,217
Sonda SA	66,935	171,255

		515,784
CHINA — 20.85%
361 Degrees International Ltd.[b]	129,000	38,592
Agile Property Holdings Ltd.	102,000	60,108

Security	Shares	Value

Ajisen (China) Holdings Ltd.	68,000	$49,191
Anhui Expressway Co. Ltd. Class H	112,000	76,544
Anton Oilfield Services Group[b]	106,000	27,747
Anxin-China Holdings Ltd.	272,000	23,850
Asia Cement China Holdings Corp.	119,000	67,518
Asian Citrus Holdings Ltd.[a]	204,000	28,936
Beijing Capital Land Ltd. Class H	126,000	45,818
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[b]	28,000	40,511
Boshiwa International Holding Ltd.[a]	32,000	4,126
Bosideng International Holdings Ltd.[b]	336,000	51,126
BYD Electronic International Co. Ltd.[b]	88,000	98,610
C C Land Holdings Ltd.	204,000	38,932
Carnival Group International Holdings Ltd.[a,b]	682,000	116,965
China Animal Healthcare Ltd.	51,000	42,286
China Datang Corp. Renewable Power Co. Ltd. Class H	210,000	30,329
China Dongxiang Group Co. Ltd.[b]	320,000	61,070
China High Speed Transmission Equipment Group Co. Ltd.[a]	96,000	65,238
China Huiyuan Juice Group Ltd.[a]	63,000	26,402
China Innovationpay Group Ltd.[a]	340,000	37,266
China Lilang Ltd.	106,000	77,091
China LotSynergy Holdings Ltd.	640,000	57,769
China Lumena New Materials Corp.[a,b]	210,000	9,478
China Merchants Land Ltd.[b]	112,000	16,897
China Metal Recycling Holdings Ltd.[a,b]	12,000	—
China Modern Dairy Holdings Ltd.[a,b]	187,000	60,284
China Oil and Gas Group Ltd.	420,000	63,366
China Overseas Grand Oceans Group Ltd.	77,000	39,716
China Power International Development Ltd.	239,000	119,269
China Power New Energy Development Co. Ltd.[a]	560,000	38,272
China Precious Metal Resources Holdings Co. Ltd.[a,b]	476,000	49,104
China Rare Earth Holdings Ltd.[a]	448,000	60,658
China Resources and Transportation Group Ltd.[a,b]	1,500,000	34,623
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	320,000	43,740
China Shanshui Cement Group Ltd.[b]	126,000	48,093
China Shineway Pharmaceutical Group Ltd.[b]	36,000	61,184
China Singyes Solar Technologies Holdings Ltd.	54,000	90,940
China Suntien Green Energy Corp. Ltd. Class H	154,000	36,539
China Travel International Investment Hong Kong Ltd.	446,000	154,130
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	323,000	32,904
China Water Affairs Group Ltd.[b]	150,000	80,851
China Yurun Food Group Ltd.[a,b]	112,000	50,692
China ZhengTong Auto Services Holdings Ltd.[b]	112,000	56,325
Chinasoft International Ltd.[a,b]	168,000	55,242
Chongqing Machinery & Electric Co. Ltd. Class H	306,000	54,453
CIMC Enric Holdings Ltd.[b]	56,000	57,480
CITIC Dameng Holdings Ltd.[a]	392,000	31,340
CITIC Resources Holdings Ltd.[a,b]	336,000	48,959
Comba Telecom Systems Holdings Ltd.[b]	190,300	74,599
Coolpad Group Ltd.	224,000	50,259
Cosco International Holdings Ltd.	196,000	83,152
CT Environmental Group Ltd.	68,000	68,044
Dah Chong Hong Holdings Ltd.	105,000	59,981
Dazhong Transportation Group Co. Ltd. Class B	88,400	68,422
Digital China Holdings Ltd.	82,000	76,343
Dongyue Group Ltd.	166,000	63,574
EverChina International Holdings Co. Ltd.[a]	510,000	28,607
Fantasia Holdings Group Co. Ltd.[b]	238,500	27,679
FDG Electric Vehicles Ltd.[a,b]	640,000	38,375
First Tractor Co. Ltd. Class Hb	92,000	71,417
Fufeng Group Ltd.	136,400	72,289
Goldin Properties Holdings Ltd.[a,b]	126,000	74,251
Greatview Aseptic Packaging Co. Ltd.	153,000	71,025
Hangzhou Steam Turbine Co. Ltd. Class B	52,780	55,468

76

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Harbin Electric Co. Ltd. Class H	108,000	$67,544
HC International Inc.[a,b]	50,000	55,513
Hengdeli Holdings Ltd.	273,600	52,921
Hi Sun Technology (China) Ltd.[a,b]	144,000	37,694
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	45,000	37,253
Hopewell Highway Infrastructure Ltd.	110,500	53,576
Hopson Development Holdings Ltd.[a]	48,000	45,184
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	232,000	73,893
Huabao International Holdings Ltd.	185,000	163,888
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	212,000	68,070
Imperial Pacific International Holdings Ltd.[a]	170,000	36,609
Jiangsu Future Land Co. Ltd. Class B	74,700	37,873
Ju Teng International Holdings Ltd.	98,000	51,180
Kaisa Group Holdings Ltd.[b]	170,000	65,764
Kingdee International Software Group Co. Ltd.[a,b]	198,000	64,851
KWG Property Holdings Ltd.	124,500	97,128
Lao Feng Xiang Co. Ltd. Class B	27,200	81,192
Li Ning Co. Ltd.[a,b]	110,500	55,856
Lijun International Pharmaceutical (Holding) Co. Ltd.	238,000	109,870
Lonking Holdings Ltd.	272,000	53,663
Luthai Textile Co. Ltd. Class B	55,800	74,328
MIE Holdings Corp.	112,000	14,876
Mingfa Group International Co. Ltd.[a]	282,000	88,727
Minth Group Ltd.	72,000	151,149
MMG Ltd.	128,000	44,400
NetDragon Websoft Inc.	21,000	35,203
New World Department Store China Ltd.	119,000	40,357
Nexteer Automotive Group Ltd.	85,000	68,943
North Mining Shares Co. Ltd.[a,b]	1,280,000	60,245
NVC Lighting Holdings Ltd.	108,000	24,511
PAX Global Technology Ltd.[a]	51,000	56,097
Peak Sport Products Co. Ltd.	153,000	43,404
Phoenix Satellite Television Holdings Ltd.[b]	156,000	57,934
Ports Design Ltd.[b]	93,500	31,348
Renhe Commercial Holdings Co. Ltd.[a]	812,000	37,694
REXLot Holdings Ltd.[b]	700,000	60,477
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	34,000	71,902
Shenguan Holdings Group Ltd.	144,000	41,594
Shenzhen Expressway Co. Ltd. Class H	144,000	99,342
Shenzhen International Holdings Ltd.	85,000	127,582
Shenzhen Investment Ltd.[b]	204,000	60,503
Shougang Concord International Enterprises Co. Ltd.[a]	1,460,000	66,834
Shougang Fushan Resources Group Ltd.[b]	170,000	40,774
Shunfeng International Clean Energy Ltd.[a]	96,000	82,816
Sino Oil And Gas Holdings Ltd.[a]	1,615,000	40,818
Sinopec Kantons Holdings Ltd.[b]	84,000	68,456
Sinotrans Shipping Ltd.[a,b]	231,000	61,957
Skyworth Digital Holdings Ltd.	140,000	78,169
Sound Global Ltd.[a,b]	68,000	76,286
Springland International Holdings	119,000	45,421
Sunac China Holdings Ltd.[b]	126,000	117,145
Sunny Optical Technology Group Co Ltd.	56,000	98,930
Superb Summit International Group Ltd.[a,b]	450,000	84,720
TCL Communication Technology Holdings Ltd.[b]	56,000	54,447
Tech Pro Technology Development Ltd.[a,b]	225,600	153,018
Texhong Textile Group Ltd.	21,000	15,029
Tianjin Development Holdings Ltd.	84,000	65,857
Tianjin Port Development Holdings Ltd.	306,000	68,658
Tianneng Power International Ltd.	84,000	27,188
Tibet 5100 Water Resources Holdings Ltd.[b]	153,000	65,106
Tong Ren Tang Technologies Co. Ltd. Class H	56,000	77,122
Towngas China Co. Ltd.[b]	96,000	97,300
Travelsky Technology Ltd. Class H	112,000	125,648

Security	Shares	Value

V1 Group Ltd.[a,b]	392,000	$37,911
Vinda International Holdings Ltd.	32,000	48,856
West China Cement Ltd.	496,000	50,527
Wisdom Holdings Group	68,000	53,400
Xingda International Holdings Ltd.[b]	72,000	25,996
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	266,000	54,881
Xinyi Solar Holdings Ltd.	204,000	58,661
XTEP International Holdings Ltd.	104,000	45,596
Yanchang Petroleum International Ltd.[a,b]	850,000	38,910
Yip’s Chemical Holdings Ltd.	68,000	44,632
Yuexiu Real Estate Investment Trust	168,000	85,571
Yuexiu Transport Infrastructure Ltd.[b]	102,000	65,896
Zhaojin Mining Industry Co. Ltd. Class H	93,500	48,950

		8,415,673
CZECH REPUBLIC — 0.17%
Pegas Nonwovens SA	1,632	47,705
Philip Morris CR AS	42	19,532

		67,237
EGYPT — 0.78%
Orascom Telecom Media And Technology Holding SAE SP GDR[a]	379,722	315,169

		315,169
GREECE — 0.67%
Ellaktor SAa	12,590	36,884
Frigoglass SAIC[a]	11,101	28,093
Hellenic Exchanges - Athens Stock Exchange SA Holding	6,730	47,991
Intralot SAa	9,520	14,004
Marfin Investment Group Holdings SAa	54,404	15,057
Metka SA	2,902	32,560
Motor Oil (Hellas) Corinth Refineries SA	3,556	29,657
Mytilineos Holdings SAa	8,895	66,423

		270,669
INDIA — 9.07%
AIA Engineering Ltd.	3,842	74,837
Amtek Auto Ltd.	17,740	61,192
Andhra Bank	42,882	59,601
Arvind Ltd.	12,767	57,771
Ashok Leyland Ltd.[a]	184,396	155,706
Bajaj Finance Ltd.	2,119	105,578
Bharat Forge Ltd.	12,795	198,971
Biocon Ltd.	9,207	67,723
CESC Ltd.	11,994	137,210
Cox & Kings Ltd.	18,279	85,909
Cyient Ltd.	7,548	62,702
EID Parry India Ltd.[a]	19,334	67,033
Federal Bank Ltd.	46,512	113,778
Gujarat Fluorochemicals Ltd.	7,756	92,639
Gujarat Gas Co. Ltd.	6,386	61,236
Gujarat Mineral Development Corp. Ltd.	20,594	44,238
Gujarat Pipavav Port Ltd.[a]	24,446	64,488
Gujarat State Petronet Ltd.	47,500	86,113
GVK Power & Infrastructure Ltd.[a]	218,148	38,669
Havells India Ltd.	20,383	104,929
Hexaware Technologies Ltd.	26,508	93,507
Housing Development & Infrastructure Ltd.[a]	30,968	41,695
IIFL Holdings Ltd.	31,083	90,812

77

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Indiabulls Housing Finance Ltd.	14,574	$105,861
Indian Hotels Co. Ltd.[a]	52,728	94,614
Indraprastha Gas Ltd.	14,042	99,033
Jaiprakash Associates Ltd.[a]	74,324	34,554
Jammu & Kashmir Bank Ltd. (The)	38,640	86,147
Jindal Saw Ltd.	31,094	55,619
Just Dial Ltd.	2,296	59,264
Manappuram Finance Ltd.	58,164	34,446
MAX India Ltd.	22,092	130,085
MindTree Ltd.	7,737	149,547
Page Industries Ltd.	561	86,043
PTC India Ltd.	50,208	79,291
Redington India Ltd.	35,392	68,383
Sundaram Finance Ltd.	4,029	84,420
Syndicate Bank	29,834	62,596
Tata Global Beverages Ltd.	30,940	80,423
Thermax Ltd.	8,521	147,283
Torrent Pharmaceuticals Ltd.	8,540	141,411
Voltas Ltd.	21,622	94,268

		3,659,625
INDONESIA — 3.59%
PT ACE Hardware Indonesia Tbk	714,000	47,097
PT Agung Podomoro Land Tbk	1,351,500	39,978
PT Alam Sutera Realty Tbk	916,500	42,055
PT Arwana Citramulia Tbk	778,300	58,353
PT Bank Bukopin Tbk	1,082,200	68,280
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	308,000	20,190
PT Bank Tabungan Negara (Persero) Tbk	724,423	67,076
PT Ciputra Development Tbk	916,300	98,357
PT Gajah Tunggal Tbk	161,000	17,216
PT Garuda Indonesia (Persero) Tbk[a]	644,409	25,874
PT Hanson International Tbk[a]	1,015,000	57,387
PT Japfa Comfeed Indonesia Tbk	429,000	40,249
PT Kawasan Industri Jababeka Tbk	2,198,175	56,738
PT Medco Energi Internasional Tbk	164,900	50,535
PT Mitra Adiperkasa Tbk	77,000	35,333
PT MNC Investama Tbk[a]	1,967,000	49,159
PT MNC Sky Vision Tbk	112,985	16,664
PT Multipolar Tbk	594,048	44,782
PT Pakuwon Jati Tbk	2,088,000	88,112
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	224,000	36,434
PT Ramayana Lestari Sentosa Tbk	369,000	25,247
PT Sampoerna Agro Tbk	154,000	28,708
PT Sentul City Tbk[a]	2,065,000	19,459
PT Sigmagold Inti Perkasa Tbk[a]	1,273,300	48,724
PT Sugih Energy Tbk[a]	1,683,000	58,610
PT Summarecon Agung Tbk	1,060,800	126,907
PT Surya Semesta Internusa Tbk	432,450	33,841
PT Timah (Persero) Tbk	721,096	72,381
PT Trada Maritime Tbk[a]	481,700	9,868
PT Wijaya Karya (Persero) Tbk	272,000	66,975

		1,450,589
MALAYSIA — 4.34%
Bursa Malaysia Bhd	52,700	124,642
Carlsberg Brewery Malaysia Bhd	22,500	79,823
DRB-Hicom Bhd	125,000	66,888
Eastern & Oriental Bhd	100,000	75,388
Hibiscus Petroleum Bhd[a]	85,000	25,883
IJM Land Bhd	90,100	90,033

Security	Shares	Value

KNM Group Bhd[a]	201,600	$33,377
KPJ Healthcare Bhd	100,150	112,511
Magnum Bhd	84,800	73,205
Mah Sing Group Bhd	141,120	97,209
Malaysian Airline System Bhd[a]	625,600	49,012
Malaysian Pacific Industries Bhd	59,700	88,954
Malaysian Resources Corp. Bhd	154,000	66,472
Media Prima Bhd	95,200	54,320
OSK Holdings Bhd	108,387	71,457
POS Malaysia Bhd	71,800	104,012
QL Resources Bhd	98,700	100,086
Sarawak Oil Palms Bhd	29,400	53,020
Sunway Real Estate Investment Trust Bhd	205,700	91,828
TIME dotCom Bhd[a]	58,400	85,463
Top Glove Corp. Bhd	57,700	78,639
Wah Seong Corp. Bhd	109,946	51,357
WCT Holdings Bhd	141,288	78,110

		1,751,689
MEXICO — 2.87%
Alsea SAB de CVa,b	42,659	131,969
Axtel SAB de CV CPO[a,b]	105,000	28,857
Banregio Grupo Financiero SAB de CV	16,800	87,084
Bolsa Mexicana de Valores SAB de CVb	37,300	76,936
Concentradora Fibra Hotelera Mexicana SAB de CV	43,300	71,867
Consorcio ARA SAB de CVa	107,800	49,325
Corporacion Geo SAB de CV Series Ba	38,700	—
Corporacion Inmobiliaria Vesta SAB de CV	47,600	96,674
Empresas ICA SAB de CVa,b	47,700	70,282
Grupo Aeromexico SAB de CVa,b	46,500	71,859
Grupo Aeroportuario del Centro Norte SAB de CV	20,700	94,641
Grupo Herdez SAB de CVb	17,900	46,335
Industrias CH SAB de CV Series Ba,b	9,600	49,589
Macquarie Mexico Real Estate Management SA de CV	71,400	126,005
PLA Administradora Industrial S. de RL de CVa	51,000	109,854
TV Azteca SAB de CV CPO[b]	96,600	47,675
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	—

		1,158,952
PHILIPPINES — 1.65%
Belle Corp.	615,933	68,582
Cebu Air Inc.	28,220	48,704
Cosco Capital Inc.	178,500	33,192
EEI Corp.	239,772	58,201
Filinvest Land Inc.	1,572,000	56,711
First Gen Corp.	139,400	83,041
First Philippine Holdings Corp.	24,370	49,386
Manila Water Co. Inc.	93,500	59,550
Melco Crown Philippines Resorts Corp.[a]	175,100	56,384
Philippine National Bank[a]	21,303	38,569
Security Bank Corp.	32,300	113,649

		665,969
POLAND — 1.40%
Asseco Poland SA	6,510	104,426
Budimex SA	1,700	67,210
Globe Trade Centre SAa	21,742	39,867
Lubelski Wegiel Bogdanka SA	3,126	101,872
Netia SA	37,106	62,397
Rovese SAa	51,510	21,808

78

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

TVN SAa	21,567	$101,921
Warsaw Stock Exchange SA	4,521	64,702

		564,203
QATAR — 0.73%
Al Khalij Commercial Bank	7,264	43,891
Qatar Insurance Co. SAQ	1,594	39,707
Qatar National Cement Co.	1,547	59,228
Qatari Investors Group QSC	3,230	39,920
Salam International Investment Co.	9,826	45,877
United Development Co. PSC	9,486	67,477

		296,100
RUSSIA — 0.60%
Aeroflot — Russian Airlines OJSC	44,056	37,090
DIXY Group OJSC[a]	4,250	37,352
LSR Group OJSC SP GDR[c]	25,743	59,595
M Video OJSC	8,670	37,486
Pharmstandard GDR[a,c]	3,822	43,762
TMK OAO SP GDR[c]	5,508	27,815

		243,100
SOUTH AFRICA — 7.31%
Acucap Properties Ltd.	14,130	66,873
Adcock Ingram Holdings Ltd.[a]	14,580	68,304
Aeci Ltd.	9,453	113,386
ArcelorMittal South Africa Ltd.[a]	18,217	44,938
Astral Foods Ltd.	7,104	110,549
Attacq Ltd.[a]	31,552	64,695
Aveng Ltd.[a]	22,848	35,183
AVI Ltd.	24,248	168,604
Capital Property Fund[a]	110,667	129,236
City Lodge Hotels Ltd.	4,600	52,178
Clicks Group Ltd.	17,268	124,432
Clover Industries Ltd.	26,248	46,192
DataTec Ltd.	20,474	98,343
Emira Property Fund	32,457	49,039
Famous Brands Ltd.	5,043	46,967
Fountainhead Property Trust	25,261	18,752
Grindrod Ltd.	29,634	61,567
Group Five Ltd.	15,912	38,561
Harmony Gold Mining Co. Ltd.[a]	30,957	52,742
Hyprop Investments Ltd.	16,254	143,316
Illovo Sugar Ltd.	15,810	38,614
JSE Ltd.	10,063	97,774
Lewis Group Ltd.[b]	4,653	32,998
Mondi Ltd.	10,066	171,313
Murray & Roberts Holdings Ltd.	36,657	66,700
Northam Platinum Ltd.[a]	22,457	70,950
Omnia Holdings Ltd.	5,020	88,162
Pick n Pay Holdings Ltd.	27,573	59,282
Reunert Ltd.	11,152	61,704
Royal Bafokeng Platinum Ltd.[a]	7,820	40,493
SA Corporate Real Estate Fund Nominees Pty Ltd.	141,096	58,628
Sibanye Gold Ltd.[b]	65,433	119,357
Sun International Ltd.	9,989	110,899
Super Group Ltd.[a]	24,300	72,153
Tongaat Hulett Ltd.	8,751	137,161
Trencor Ltd.	11,136	68,551
Vukile Property Fund Ltd.	48,907	80,490

Security	Shares	Value

Wilson Bayly Holmes-Ovcon Ltd.	3,846	$41,884

		2,950,970
SOUTH KOREA — 15.49%
Able C&C Co. Ltd.[b]	1,078	20,822
Ahnlab Inc.	644	21,797
Asiana Airlines Inc.[a]	15,120	67,688
Binggrae Co. Ltd.	697	51,900
Chabiotech Co. Ltd.[a,b]	5,024	61,216
Chong Kun Dang Pharmaceutical Corp.	954	59,499
CJ CGV Co. Ltd.	1,800	84,318
CJ E&M Corp.[a]	1,880	62,189
CJ O Shopping Co. Ltd.	266	61,269
Com2uS Corp.[a,b]	688	84,451
Cosmax Inc.[a]	910	83,776
CrucialTec Co. Ltd.[a,b]	3,201	30,769
D.I Corp.[a,b]	2,944	17,962
Daesang Corp.	2,337	79,732
Daishin Securities Co. Ltd.	5,760	49,908
Dong-A Socio Holdings Co. Ltd.	490	55,503
Dong-A ST Co. Ltd.	544	43,011
Dongsuh Companies Inc.	4,116	86,002
Dongyang Mechatronics Corp.	6,510	44,420
Doosan Engine Co. Ltd.[a,b]	8,680	52,568
Duksan Hi-Metal Co. Ltd.[a,b]	3,373	38,359
EO Technics Co. Ltd.	833	80,747
Fila Korea Ltd.	1,294	122,048
Gamevil Inc.[a]	510	68,126
GemVax & Kael Co. Ltd.[a,b]	2,588	41,578
Grand Korea Leisure Co. Ltd.	3,050	104,057
Green Cross Corp.	574	73,826
GS Home Shopping Inc.	340	65,548
Halla Holdings Corp.	663	45,897
Hana Tour Service Inc.	1,136	77,411
Handsome Co. Ltd.	1,590	44,272
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	6,972	29,639
Hanjin Shipping Co. Ltd.[a,b]	11,450	59,319
Hankook Tire Worldwide Co. Ltd.	3,030	58,251
Hanmi Pharm Co. Ltd.[a]	590	50,003
Hansae Co. Ltd.	1,224	40,047
Hansol Paper Co.	5,180	45,163
Hanssem Co. Ltd.	1,088	114,402
Hanwha Investment & Securities Co. Ltd.[a]	11,370	40,330
Huchems Fine Chemical Corp.	3,360	78,848
Hwa Shin Co. Ltd.	3,060	23,421
Hyundai Corp.	2,240	65,707
Hyundai Greenfood Co. Ltd.	4,200	69,371
Hyundai Home Shopping Network Corp.	595	73,036
Hyundai Securities Co. Ltd.[a]	9,719	63,247
Ilyang Pharmaceutical Co. Ltd.	2,304	53,444
KIWOOM Securities Co. Ltd.	1,047	47,249
Kolao Holdings[b]	2,522	39,949
Kolon Industries Inc.	1,668	70,306
Komipharm International Co. Ltd.[a,b]	6,443	56,699
Korea Kolmar Co. Ltd.	1,428	60,255
Korea Petrochemical Industrial Co. Ltd.	812	57,678
Korean Reinsurance Co.	8,434	87,160
KT Skylife Co. Ltd.	2,489	42,459
Kumho Tire Co. Inc.[a]	6,740	64,483
LF Corp.	2,490	71,917
LG Hausys Ltd.	778	108,490
LG International Corp.	3,072	79,022

79

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

LG Life Sciences Ltd.[a]	1,260	$46,172
LIG Insurance Co. Ltd.	3,570	84,099
Lock&Lock Co. Ltd.[b]	1,775	17,543
Lotte Chilsung Beverage Co. Ltd.	56	82,892
Lotte Food Co. Ltd.	85	53,166
Lumens Co. Ltd.[a,b]	5,378	29,804
Mando Corp.[a]	496	85,058
Medipost Co. Ltd.[a]	880	40,348
Medy-Tox Inc.	500	111,377
MegaStudy Co. Ltd.	713	37,132
Meritz Finance Group Inc.	11,836	99,457
Meritz Fire & Marine Insurance Co. Ltd.	5,790	63,494
Namhae Chemical Corp.	8,250	63,814
Namyang Dairy Products Co. Ltd.	57	33,646
Naturalendo Tech Co. Ltd.[a]	1,428	68,954
Nexen Tire Corp.	3,094	39,514
NHN Entertainment Corp.[a]	848	56,332
NongShim Co. Ltd.	246	58,949
OCI Materials Co. Ltd.	1,260	62,548
Partron Co. Ltd.	3,864	36,793
Poongsan Corp.	2,380	57,247
POSCO Chemtech Co. Ltd.	448	58,509
POSCO ICT Co. Ltd.	6,389	30,562
S&T Dynamics Co. Ltd.	6,110	51,287
S.M. Entertainment Co.[a,b]	1,783	56,325
Samsung Fine Chemicals Co. Ltd.	1,413	43,616
Samyang Holdings Corp.	561	44,963
SeAH Besteel Corp.	1,343	40,243
Seegene Inc.[a,b]	1,098	46,925
Seoul Semiconductor Co. Ltd.	2,976	47,812
SFA Engineering Corp.	912	40,951
SK Broadband Co. Ltd.[a]	12,796	49,720
SK Chemicals Co. Ltd.	1,626	99,795
SK Securities Co. Ltd.[a]	101,600	86,199
SKC Co. Ltd.	1,961	47,965
Soulbrain Co. Ltd.	843	24,272
Sung Kwang Bend Co. Ltd.	2,007	28,983
Sungwoo Hitech Co. Ltd.	3,944	50,726
Suprema Inc.[a]	2,358	57,463
Taekwang Industrial Co. Ltd.	55	59,073
Taewoong Co. Ltd.[a]	2,279	34,145
Taihan Electric Wire Co. Ltd.[a]	9,521	11,816
TK Corp.[a]	3,199	38,979
TONGYANG Life Insurance Co.	4,165	43,231
ViroMed Co. Ltd.[a]	1,599	75,191
Wonik IPS Co. Ltd.[a]	8,271	104,885
Woongjin Thinkbig Co. Ltd.[a]	6,838	50,979
YESCO Co. Ltd.	1,030	34,676
Youngone Corp.	1,960	96,589
Yuanta Securities Korea[a]	10,440	38,492

		6,253,275
TAIWAN — 17.43%
Ability Enterprise Co. Ltd.	54,000	27,395
ALI Corp.	39,000	28,859
Altek Corp.[a]	35,793	45,569
Ambassador Hotel Ltd. (The)	51,000	44,824
AmTRAN Technology Co. Ltd.	78,312	42,259
Asia Optical Co. Inc.[a]	30,000	40,084
Asia Polymer Corp.	78,400	50,413
BES Engineering Corp.	248,000	62,586
Career Technology (MFG.) Co. Ltd.	50,000	55,982

Security	Shares	Value

Cathay Real Estate Development Co. Ltd.	84,000	$43,971
Cheng Loong Corp.	132,000	54,809
Cheng Uei Precision Industry Co. Ltd.	32,000	53,458
China Bills Finance Corp.	153,000	55,371
China Man-Made Fibers Corp.[a]	93,000	28,939
China Petrochemical Development Corp.[a]	144,000	41,412
China Steel Chemical Corp.	18,000	89,571
China Synthetic Rubber Corp.	51,000	50,757
Chipbond Technology Corp.	51,000	94,922
Chong Hong Construction Co.	12,642	27,247
Chroma ATE Inc.	33,000	89,144
Chung Hung Steel Corp.[a]	247,000	56,747
Compeq Manufacturing Co. Ltd.	114,000	65,753
Coretronic Corp.	60,000	84,336
CSBC Corp. Taiwan	69,420	35,666
Cyberlink Corp.	21,125	59,114
CyberTAN Technology Inc.	42,000	32,028
D-Link Corp.	128,520	68,314
Dynapack International Technology Corp.	16,000	37,793
Elan Microelectronics Corp.	36,000	51,067
Eternal Materials Co. Ltd.	69,440	66,865
Everlight Electronics Co. Ltd.	43,000	90,314
Faraday Technology Corp.	42,000	41,528
Feng Hsin Iron & Steel Co. Ltd.	32,000	39,706
Feng TAY Enterprise Co. Ltd.	32,240	93,134
Firich Enterprises Co. Ltd.	18,295	68,575
FLEXium Interconnect Inc.	16,610	34,511
Formosan Rubber Group Inc.	51,000	53,476
Gallop No. 1 REIT	170,000	101,624
Gemtek Technology Corp.	36,000	24,836
Genius Electronic Optical Co. Ltd.[a]	6,357	23,725
Gigabyte Technology Co. Ltd.	63,000	72,064
Gigastorage Corp.[a]	56,400	41,461
Gintech Energy Corp.[a]	56,000	35,647
Global Unichip Corp.	20,000	57,711
Gloria Material Technology Corp.	86,818	57,930
Goldsun Development & Construction Co. Ltd.[a]	210,000	72,607
Grand Pacific Petrochemical Corp.	98,000	46,233
Great Wall Enterprise Co. Ltd.	73,128	63,446
Greatek Electronics Inc.	17,000	19,940
Green Energy Technology Inc.[a]	36,125	20,428
HannStar Display Corp.	187,320	43,701
HannsTouch Solution Inc.[a]	145,000	27,269
Hey Song Corp.	22,500	27,228
Ho Tung Chemical Corp.[a]	159,548	50,523
Holy Stone Enterprise Co. Ltd.	34,500	44,926
Huaku Development Co. Ltd.	22,080	38,599
Huang Hsiang Construction Co.	12,000	15,859
Hung Sheng Construction Ltd.	68,000	41,199
ITEQ Corp.	51,600	39,349
Jih Sun Financial Holdings Co. Ltd.	95,197	24,855
Kenda Rubber Industrial Co. Ltd.	34,198	69,396
Kerry TJ Logistics Co. Ltd.	42,000	51,028
Kindom Construction Corp.	39,000	35,034
King Yuan Electronics Co. Ltd.	112,000	90,476
King’s Town Bank Co. Ltd.	73,000	77,488
Kinpo Electronics Inc.[a]	168,000	75,185
Lealea Enterprise Co. Ltd.[a]	165,590	44,678
Lien Hwa Industrial Corp.	70,000	45,012
Macronix International Co. Ltd.[a]	240,000	50,098
Makalot Industrial Co. Ltd.	15,231	77,022
Masterlink Securities Corp.	210,496	64,548
Medigen Biotechnology Corp.[a]	10,397	40,819

80

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Mercuries & Associates Ltd.	29,548	$17,759
Micro-Star International Co. Ltd.	68,000	74,158
Microbio Co. Ltd.[a]	65,727	56,706
MIN AIK Technology Co. Ltd.	14,000	68,762
Mitac Holdings Corp.	69,000	50,166
Motech Industries Inc.	28,000	29,902
Nan Kang Rubber Tire Co. Ltd.	32,000	33,760
Neo Solar Power Corp.	89,364	76,810
Pan-International Industrial Corp.	48,722	28,181
PChome Online Inc.	8,774	101,781
Pixart Imaging Inc.	21,635	45,720
President Securities Corp.	127,510	62,833
Primax Electronics Ltd.	45,000	56,927
Prince Housing & Development Corp.	135,917	52,483
Qisda Corp.[a]	153,000	68,967
Radium Life Tech Co. Ltd.	71,968	44,649
Ritek Corp.[a]	266,000	27,161
Sanyang Industry Co. Ltd.	76,820	71,613
Senao International Co. Ltd.	9,000	15,268
Shihlin Electric & Engineering Corp.	56,000	72,200
Shining Building Business Co. Ltd.[a]	98,280	61,767
Shinkong Synthetic Fibers Corp.	126,135	43,407
Shinkong Textile Co. Ltd.	51,000	63,034
Sino-American Silicon Products Inc.[a]	42,000	65,278
Sinyi Realty Inc.	40,879	47,619
Soft-World International Corp.	21,140	59,907
Solar Applied Materials Technology Corp.	56,799	42,396
Solartech Energy Corp.[a]	83,744	47,490
Ta Chen Stainless Pipe Co. Ltd.	51,600	33,013
Ta Chong Bank Ltd.[a]	104,552	34,966
Taichung Commercial Bank Co. Ltd.	95,694	31,540
Taiflex Scientific Co. Ltd.	31,000	42,823
Taiwan Hon Chuan Enterprise Co. Ltd.	27,000	43,797
Taiwan Life Insurance Co. Ltd.[a]	48,599	28,267
Taiwan Paiho Ltd.	56,050	74,619
Taiwan Secom Co. Ltd.	30,450	79,107
Taiwan Surface Mounting Technology Co. Ltd.	41,746	55,846
Taiwan TEA Corp.	91,000	48,371
Taiwan-Sogo Shinkong Security Corp.	64,640	79,997
Ton Yi Industrial Corp.	84,000	45,464
Tong Hsing Electronic Industries Ltd.	16,000	61,265
Tong Yang Industry Co. Ltd.	47,133	51,630
Tripod Technology Corp.	32,000	63,385
TTY Biopharm Co. Ltd.	25,450	48,930
TXC Corp.	47,000	52,547
Union Bank of Taiwan[a]	119,546	39,594
Unity Opto Technology Co. Ltd.[a]	51,679	49,345
UPC Technology Corp.	115,661	38,308
USI Corp.	64,950	28,857
Visual Photonics Epitaxy Co. Ltd.	69,900	62,791
Wah Lee Industrial Corp.	42,000	71,250
Waterland Financial Holdings Co. Ltd.	172,826	46,910
Win Semiconductors Corp.	36,000	34,258
Winbond Electronics Corp.[a]	252,000	77,031
WT Microelectronics Co. Ltd.	58,063	86,210
Yageo Corp.	51,467	85,647
YFY Inc.	202,000	82,895
Yieh Phui Enterprise Co. Ltd.	205,034	58,302
YungShin Global Holding Corp.	35,000	61,184
Yungtay Engineering Co. Ltd.	40,000	91,898
Zinwell Corp.	39,000	38,688

		7,033,882

Security	Shares	Value

THAILAND — 4.01%
Amata Corp. PCL NVDR	124,200	$57,873
Bangkok Expressway PCL NVDR	54,400	65,028
Bangkok Land PCL NVDR	1,458,400	86,167
Esso (Thailand) PCL NVDR[a]	212,300	33,621
Hana Microelectronics PCL NVDR	81,200	101,392
Hemaraj Land and Development PCL NVDR	802,100	105,530
Jasmine International PCL NVDR	460,800	110,867
Khon Kaen Sugar Industry PCL NVDR	154,200	61,051
Kiatnakin Bank PCL NVDR[b]	50,432	62,589
Samart Corp. PCL NVDR	78,200	82,761
Siam Global House PCL NVDR[b]	127,900	47,132
Sino-Thai Engineering & Construction PCL NVDR	86,128	72,134
Sri Trang Agro-Industry PCL NVDR[b]	146,500	60,233
Supalai PCL NVDR	122,200	100,484
Superblock PCL[a]	83,300	50,992
Thai Airways International PCL NVDR[a,b]	100,300	47,653
Thai Tap Water Supply PCL NVDR	241,000	87,343
Thai Vegetable Oil PCL NVDR	101,200	68,422
Thaicom PCL NVDR	66,800	75,273
Thanachart Capital PCL NVDR[b]	77,000	78,560
TISCO Financial Group PCL NVDR	50,740	71,470
VGI Global Media PCL NVDR[b]	231,800	91,068

		1,617,643
TURKEY — 1.74%
Akcansa Cimento Sanayi ve TAS	6,512	42,295
Aksa Akrilik Kimya Sanayii AS	6,000	20,216
Asya Katilim Bankasi ASa	86,928	27,838
Bizim Toptan Satis Magazalari ASb	6,742	58,233
Cimsa Cimento Sanayi VE Ticaret AS	7,535	53,528
Dogan Sirketler Grubu Holding ASa	70,000	23,364
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	111,462	107,083
Koza Anadolu Metal Madencilik Isletmeleri ASa	25,802	20,133
Net Holding ASa,b	45,555	68,217
Sekerbank TAS[a]	33,750	29,684
Tekfen Holding ASa	16,352	44,474
Trakya Cam Sanayii AS	38,096	54,641
Turkiye Sinai Kalkinma Bankasi AS	101,187	91,735
Yazicilar Holding AS	6,356	60,346

		701,787
UNITED ARAB EMIRATES — 0.78%
Air Arabia PJSC	193,264	77,873
Ajman Bank PJSC[a]	63,223	43,032
Al Waha Capital PJSC	86,683	71,979
Dana Gas PJSC[a]	283,248	47,040
Eshraq Properties Co. PJSC[a]	131,720	37,296
Union Properties PJSC[a]	91,477	37,108

		314,328

TOTAL COMMON STOCKS (Cost: $41,153,317)		40,019,482

PREFERRED STOCKS — 0.72%

BRAZIL — 0.62%
Banco ABC Brasil SA	6,601	35,746

81

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Banco Daycoval SA	6,000	$21,428
Banco Pan SA	32,400	30,186
Companhia de Ferro Ligas da Bahia — Ferbasa	7,500	25,562
GOL Linhas Aereas Inteligentes SA	8,100	47,260
Marcopolo SA	28,800	46,285
Randon SA Implementos e Participacoes	20,425	45,591

		252,058
COLOMBIA — 0.10%
Avianca Holdings SA	23,977	38,605

		38,605

TOTAL PREFERRED STOCKS (Cost: $425,613)		290,663

SHORT-TERM INVESTMENTS — 10.73%

MONEY MARKET FUNDS — 10.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	4,096,181	4,096,181
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	232,903	232,903

		4,329,084

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,329,084)		4,329,084

TOTAL INVESTMENTS IN SECURITIES — 110.60% (Cost: $45,908,014)		44,639,229
Other Assets, Less Liabilities — (10.60)%		(4,278,831)

NET ASSETS — 100.00%		$40,360,398

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

82

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 93.00%

BRAZIL — 3.77%
AMBEV SA	19,000	$124,279
Banco do Brasil SA	10,000	115,099
Banco Santander Brasil SA Units	5,000	28,726
BM&F Bovespa SA	14,000	57,281
Centrais Eletricas Brasileiras SA	3,000	7,011
Companhia de Saneamento Basico do Estado de Sao Paulo	4,000	29,829
Companhia Siderurgica Nacional SA	6,000	14,115
CPFL Energia SA	2,000	15,302
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,000	19,332
Duratex SA	4,000	13,028
EcoRodovias Infraestrutura e Logistica SA	3,000	12,810
EDP Energias do Brasil SA	3,000	11,762
Petroleo Brasileiro SA	35,000	165,078
Souza Cruz SA	2,000	15,916
Sul America SA Units	2,000	9,860
TIM Participacoes SA	10,000	48,369
Tractebel Energia SA	2,000	26,917
Transmissora Alianca de Energia Eletrica SA	1,000	7,570
Vale SA	15,000	135,673

		857,957
CHILE — 1.44%
AES Gener SA	25,036	13,748
Aguas Andinas SA Series A	33,240	19,953
Banco de Chile	237,634	28,870
Banco de Credito e Inversiones	200	10,574
Banco Santander Chile	808,230	43,946
CAP SA	720	4,943
Colbun SA	90,590	24,191
CorpBanca SA	1,841,860	23,261
Empresa Nacional de Electricidad SA/Chile	19,230	29,344
Empresa Nacional de Telecomunicaciones SA	1,450	16,157
Empresas CMPC SA	9,790	24,482
Empresas COPEC SA	1,870	22,069
Enersis SA	196,530	65,545

		327,083
CHINA — 21.01%
Agricultural Bank of China Ltd. Class H	262,000	124,327
Alibaba Health Information Technology Ltd.[a]	20,000	14,081
Bank of China Ltd. Class H	940,000	484,848
Bank of Communications Co. Ltd. Class H	110,000	91,206
BBMG Corp. Class H	15,000	12,398
China Agri-Industries Holdings Ltd.[b]	30,800	11,955
China CITIC Bank Corp. Ltd. Class H	100,000	74,404
China Coal Energy Co. Class Hb	50,000	31,206
China Communications Construction Co. Ltd. Class H	50,000	50,032
China Communications Services Corp. Ltd. Class H	40,000	19,497
China Construction Bank Corp. Class H	850,000	644,487
China COSCO Holdings Co. Ltd. Class Ha,b	15,000	7,369
China Everbright Bank Co. Ltd.	30,000	15,319
China Galaxy Securities Co. Ltd. Class H	20,000	20,554
China International Marine Containers (Group) Co. Ltd. Class H	4,000	9,109
China Merchants Bank Co. Ltd. Class H	55,000	113,901

Security	Shares	Value

China Merchants Holdings International Co. Ltd.	20,000	$68,472
China Minsheng Banking Corp. Ltd. Class H	47,400	52,076
China Mobile Ltd.	70,000	862,476
China National Building Material Co. Ltd. Class H	40,000	39,097
China Petroleum & Chemical Corp. Class H	300,000	245,648
China Railway Construction Corp. Ltd. Class H	25,000	28,723
China Railway Group Ltd. Class H	50,000	36,235
China Resources Enterprise Ltd.	20,000	41,728
China Shenhua Energy Co. Ltd. Class H	40,000	113,733
China South City Holdings Ltd.	20,000	10,290
China Telecom Corp. Ltd. Class H	160,000	96,970
Chongqing Rural Commercial Bank Co. Ltd. Class H	30,000	16,983
CITIC Ltd.	20,000	34,868
CNOOC Ltd.	210,000	307,079
COSCO Pacific Ltd.	20,000	27,182
Country Garden Holdings Co. Ltd.	42,666	17,826
Datang International Power Generation Co. Ltd. Class H	20,000	11,244
Evergrande Real Estate Group Ltd.[b]	50,000	20,309
Far East Horizon Ltd.	10,000	9,310
Fosun International Ltd.	15,000	18,317
Franshion Properties (China) Ltd.	40,000	11,296
Guangzhou R&F Properties Co. Ltd. Class Hb	12,000	14,824
Haitong Securities Co. Ltd. Class H	4,000	8,511
Hanergy Thin Film Power Group Ltd.	60,000	15,087
Huadian Power International Corp. Ltd. Class H	20,000	16,351
Industrial and Commercial Bank of China Ltd. Class H	870,000	590,097
Inner Mongolia Yitai Coal Co. Ltd. Class B	13,000	19,513
Jiangsu Expressway Co. Ltd. Class H	20,000	22,669
Jiangxi Copper Co. Ltd. Class H	20,000	35,899
Kingboard Chemical Holdings Co. Ltd.	10,000	18,698
Lee & Man Paper Manufacturing Ltd.	20,000	11,141
New World China Land Ltd.	40,000	24,758
Shanghai Electric Group Co. Ltd. Class H	40,000	23,985
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,000	9,532
Shimao Property Holdings Ltd.	15,000	35,899
Shui On Land Ltd.	45,833	11,407
Sino-Ocean Land Holdings Ltd.	40,000	23,985
Sinopec Engineering Group Co. Ltd.	10,000	8,769
Sinopec Shanghai Petrochemical Co. Ltd. Class H	40,000	12,431
SOHO China Ltd.	25,000	18,923
Yuexiu Property Co. Ltd.	106,400	21,266
Zhejiang Expressway Co. Ltd. Class H	20,000	22,386
Zijin Mining Group Co. Ltd. Class H	80,000	21,354
ZTE Corp. Class H	2,000	4,787

		4,786,827
COLOMBIA — 0.73%
Almacenes Exito SA	1,040	12,559
Ecopetrol SA	58,430	60,516
Grupo Argos SA/Colombia	2,190	19,968
Grupo de Inversiones Suramericana SA	2,790	51,206
Interconexion Electrica SA ESP	4,180	15,502
Isagen SA ESP	4,790	6,272

		166,023
CZECH REPUBLIC — 0.20%
CEZ AS	1,230	34,345
O2 Czech Republic AS	920	10,562

		44,907

83

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2014

Security	Shares	Value

EGYPT — 0.16%
Global Telecom Holding SAE SP GDR[a]	12,530	$36,525

		36,525
GREECE — 0.60%
Eurobank Ergasias SAa	33,190	10,303
National Bank of Greece SAa	18,640	44,616
OPAP SA	2,635	33,112
Piraeus Bank SAa	25,030	38,069
Public Power Corp. SAa	1,310	10,125

		136,225
HUNGARY — 0.19%
MOL Hungarian Oil and Gas PLC	510	24,697
OTP Bank PLC	1,210	19,529

		44,226
INDIA — 7.38%
ACC Ltd.	280	6,657
Adani Enterprises Ltd.	1,550	11,464
Aditya Birla Nuvo Ltd.	440	12,727
Ambuja Cements Ltd.	7,990	29,601
Bajaj Auto Ltd.	980	41,705
Bharat Heavy Electricals Ltd.	7,000	32,014
Bharat Petroleum Corp. Ltd.	1,960	23,570
Bharti Airtel Ltd.	3,510	21,624
Cairn India Ltd.	5,460	22,916
Coal India Ltd.	5,750	32,894
DLF Ltd.	5,570	13,383
GAIL (India) Ltd.	3,870	30,446
GlaxoSmithKline Consumer Healthcare Ltd.	40	3,649
Hero Motocorp Ltd.	500	25,360
Hindalco Industries Ltd.	12,510	35,088
Housing Development Finance Corp. Ltd.	6,130	114,653
ICICI Bank Ltd.	2,580	72,941
Infosys Ltd.	3,500	245,902
Jindal Steel & Power Ltd.	3,730	8,457
JSW Steel Ltd.	640	12,385
Larsen & Toubro Ltd.	1,850	48,873
LIC Housing Finance Ltd.	2,110	14,362
Mahindra & Mahindra Financial Services Ltd.	3,270	16,354
Mahindra & Mahindra Ltd.	3,950	84,261
NTPC Ltd.	19,510	44,865
Oil & Natural Gas Corp. Ltd.	8,940	54,659
Oil India Ltd.	1,550	14,789
Piramal Enterprises Ltd.	850	11,090
Power Finance Corp. Ltd.	2,900	14,473
Ranbaxy Laboratories Ltd.[a]	740	7,302
Reliance Communications Ltd.[a]	8,720	14,467
Reliance Industries Ltd.	15,190	242,727
Reliance Infrastructure Ltd.	1,190	11,690
Rural Electrification Corp. Ltd.	3,710	20,166
Sesa Sterlite Ltd.	13,954	52,022
Shriram Transport Finance Co. Ltd.	1,730	30,106
State Bank of India	11,400	59,044
Tata Motors Ltd.	3,140	26,995
Tata Power Co. Ltd.	13,051	19,559
Tata Steel Ltd.	3,430	26,164

Security	Shares	Value

Wipro Ltd.	7,310	$69,006

		1,680,410
INDONESIA — 2.77%
PT Adaro Energy Tbk	168,000	14,867
PT Astra Agro Lestari Tbk	5,000	9,833
PT Astra International Tbk	237,000	138,366
PT Bank Danamon Indonesia Tbk	39,000	13,422
PT Bank Mandiri (Persero) Tbk	71,000	61,232
PT Bank Negara Indonesia (Persero) Tbk	87,000	42,951
PT Bank Rakyat Indonesia (Persero) Tbk	65,000	61,384
PT Bukit Asam (Persero) Tbk	10,000	10,775
PT Indo Tambangraya Megah Tbk	5,000	7,795
PT Indocement Tunggal Prakarsa Tbk	17,000	34,372
PT Perusahaan Gas Negara (Persero) Tbk	129,000	62,893
PT Telekomunikasi Indonesia (Persero) Tbk	585,000	135,417
PT United Tractors Tbk	20,000	30,031
PT XL Axiata Tbk	20,000	8,358

		631,696
MALAYSIA — 3.80%
AirAsia Bhd	15,000	11,441
Alliance Financial Group Bhd	14,000	20,157
AMMB Holdings Bhd	18,000	35,441
Astro Malaysia Holdings Bhd	18,000	17,933
British American Tobacco Malaysia Bhd	1,000	20,872
Bumi Armada Bhd[a]	13,000	4,420
CIMB Group Holdings Bhd	57,700	99,450
DiGi.Com Bhd	13,000	24,213
Felda Global Ventures Holdings Bhd	10,000	9,756
Genting Bhd	12,000	32,532
Genting Malaysia Bhd	34,000	42,418
Hong Leong Bank Bhd	7,000	29,594
Hong Leong Financial Group Bhd	1,000	5,233
IJM Corp. Bhd	7,000	14,031
IOI Properties Group Bhd	15,600	11,345
Lafarge Malaysia Bhd	6,000	17,987
Malayan Banking Bhd	52,000	145,431
Malaysia Airports Holdings Bhd	3,000	6,173
Maxis Bhd	22,000	45,073
Petronas Chemicals Group Bhd	33,000	54,927
Petronas Gas Bhd	3,000	20,151
RHB Capital Bhd	7,000	16,928
Sime Darby Bhd	35,000	100,163
Telekom Malaysia Bhd	9,000	18,838
UEM Sunrise Bhd	9,000	4,789
UMW Holdings Bhd	7,000	23,344
YTL Corp. Bhd	52,000	24,290
YTL Power International Bhd	18,440	8,341

		865,271
MEXICO — 5.28%
America Movil SAB de CV Series L	199,000	234,796
Arca Continental SAB de CV	5,000	32,166
Cemex SAB de CV CPO[a]	71,001	88,216
Coca-Cola FEMSA SAB de CV Series L	5,000	49,634
Controladora Comercial Mexicana SAB de CV BC Units	5,000	18,382
Fibra Uno Administracion SAB de CV	27,000	90,869
Fomento Economico Mexicano SAB de CV BD Units	23,000	219,679
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,000	27,301

84

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2014

Security	Shares	Value

Grupo Aeroportuario del Sureste SAB de CV Series B	2,000	$26,680
Grupo Comercial Chedraui SAB de CVb	4,000	13,177
Grupo Financiero Banorte SAB de CV Series O	18,000	102,045
Grupo Financiero Santander Mexico SAB de CV Series Bb	21,000	47,500
Grupo Lala SAB de CV	4,000	8,216
Grupo Mexico SAB de CV Series B	45,000	147,499
Industrias Penoles SAB de CV	1,650	36,095
Kimberly-Clark de Mexico SAB de CV Series A	18,000	40,779
OHL Mexico SAB de CVa	9,000	20,668

		1,203,702
PERU — 0.42%
Cia. de Minas Buenaventura SAA SP ADR	2,240	20,720
Credicorp Ltd.	280	46,385
Southern Copper Corp.	980	29,351

		96,456
PHILIPPINES — 1.25%
Aboitiz Equity Ventures Inc.	22,120	25,861
Aboitiz Power Corp.	17,000	15,976
Alliance Global Group Inc.	8,000	4,418
Bank of the Philippine Islands	9,200	19,463
BDO Unibank Inc.	11,000	26,750
Globe Telecom Inc.	450	17,537
JG Summit Holdings Inc.	21,200	29,105
Megaworld Corp.	130,000	14,533
Metro Pacific Investments Corp.	123,600	13,845
Metropolitan Bank & Trust Co.	3,340	6,174
Philippine Long Distance Telephone Co.	1,200	79,902
SM Investments Corp.	713	12,774
SM Prime Holdings Inc.	49,000	18,681

		285,019
POLAND — 1.68%
Bank Handlowy w Warszawie SA	400	12,856
Bank Pekao SA	540	29,762
ENEA SA	2,592	13,833
Energa SA	2,200	15,401
Grupa Lotos SAa	952	7,664
KGHM Polska Miedz SA	1,650	60,462
Orange Polska SA	5,240	14,827
PGE SA	9,550	55,125
Polski Koncern Naftowy Orlen SA	1,320	17,777
Polskie Gornictwo Naftowe i Gazownictwo SA	21,880	31,705
Powszechny Zaklad Ubezpieczen SA	670	95,887
Synthos SA	6,610	8,199
Tauron Polska Energia SA	12,050	18,611

		382,109
QATAR — 0.89%
Barwa Real Estate Co.	1,140	15,122
Commercial Bank of Qatar QSC (The)	870	17,443
Doha Bank QSC	660	10,731
Industries Qatar QSC	1,770	92,850
Ooredoo QSC	940	30,180
Qatar Electricity & Water Co. QSC	320	16,698
Qatar Islamic Bank SAQ	720	20,882

		203,906

Security	Shares	Value

RUSSIA — 3.91%
Gazprom OAO	138,700	$402,201
LUKOIL OAO	3,890	180,754
MegaFon OAO SP GDR[c]	1,090	22,509
MMC Norilsk Nickel OJSC	650	116,053
Rosneft Oil Co. OJSC	8,900	42,051
RusHydro OJSC	1,300,000	15,879
Severstal OAO	900	8,270
Sistema JSFC SP GDR[c]	1,980	11,405
Surgutneftegas OJSC	84,000	49,681
Tatneft OAO Class S	8,300	42,135

		890,938
SOUTH AFRICA — 7.54%
African Bank Investments Ltd.[b]	17,203	16
African Rainbow Minerals Ltd.	1,270	15,358
AngloGold Ashanti Ltd.[a]	4,730	42,301
Assore Ltd.	410	6,697
Barclays Africa Group Ltd.	4,030	65,084
Barloworld Ltd.	2,740	25,935
Exxaro Resources Ltd.	1,680	16,936
Gold Fields Ltd.	9,490	40,738
Growthpoint Properties Ltd.	25,890	64,898
Impala Platinum Holdings Ltd.[a]	6,330	46,227
Imperial Holdings Ltd.	2,190	39,651
Investec Ltd.	2,790	26,012
Kumba Iron Ore Ltd.	750	17,497
Liberty Holdings Ltd.	1,380	16,395
Massmart Holdings Ltd.	640	8,118
MMI Holdings Ltd.	12,150	34,702
MTN Group Ltd.	18,820	371,698
Nedbank Group Ltd.	2,450	53,888
PPC Ltd.	6,250	14,467
Redefine Properties Ltd.	38,940	35,603
Sasol Ltd.	6,540	273,494
Shoprite Holdings Ltd.	1,880	28,849
Standard Bank Group Ltd.	14,320	176,561
Steinhoff International Holdings Ltd.	24,740	130,346
Telkom SA SOC Ltd.[a]	2,750	17,105
Tiger Brands Ltd.	1,870	65,428
Truworths International Ltd.	4,460	32,098
Vodacom Group Ltd.	4,300	51,760

		1,717,862
SOUTH KOREA — 11.91%
BS Financial Group Inc.	2,185	30,962
Daelim Industrial Co. Ltd.	326	19,861
Daewoo International Corp.	190	5,865
Daewoo Securities Co. Ltd.[a]	1,370	13,478
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,140	19,858
Daum Kakao Corp.	100	13,241
DGB Financial Group Inc.	1,560	16,474
Dongbu Insurance Co. Ltd.	510	25,639
Doosan Corp.	90	9,382
Doosan Heavy Industries & Construction Co. Ltd.	706	16,631
E-Mart Co. Ltd.	240	47,656
GS Engineering & Construction Corp.[a]	394	9,513
GS Holdings Corp.	700	26,283
Hana Financial Group Inc.	3,330	101,588
Hanwha Chemical Corp.	900	10,235

85

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2014

Security	Shares	Value

Hanwha Corp.	600	$16,084
Hanwha Life Insurance Co. Ltd.	3,100	23,559
Hite Jinro Co. Ltd.	300	6,837
Hyosung Corp.	290	18,139
Hyundai Department Store Co. Ltd.	160	18,557
Hyundai Engineering & Construction Co. Ltd.	840	33,965
Hyundai Heavy Industries Co. Ltd.	490	54,619
Hyundai Marine & Fire Insurance Co. Ltd.	560	13,470
Hyundai Merchant Marine Co. Ltd.[a]	527	4,619
Hyundai Mipo Dockyard Co. Ltd.	60	4,164
Hyundai Mobis Co. Ltd.	810	180,577
Hyundai Motor Co.	1,800	290,807
Hyundai Steel Co.	830	47,944
Industrial Bank of Korea	2,960	40,208
Kangwon Land Inc.	690	20,365
KB Financial Group Inc.	4,510	158,346
KCC Corp.	40	19,893
Kia Motors Corp.	3,060	153,835
Korea Electric Power Corp.	1,050	43,594
Korea Gas Corp.[a]	110	5,709
KT Corp.	820	24,090
KT&G Corp.	1,260	110,198
Kumho Petrochemical Co. Ltd.	160	11,408
LG Chem Ltd.	550	102,509
LG Corp.	1,150	67,571
LG Uplus Corp.	2,510	24,580
Lotte Chemical Corp.	180	28,593
Lotte Shopping Co. Ltd.	130	35,200
LS Corp.	230	12,580
LS Industrial Systems Co. Ltd.	150	8,719
Mirae Asset Securities Co. Ltd.	300	13,471
OCI Co. Ltd.[a]	70	5,370
POSCO	760	207,500
S-Oil Corp.	530	20,139
Samsung Card Co. Ltd.	400	17,311
Samsung Electro-Mechanics Co. Ltd.	640	35,121
Samsung Heavy Industries Co. Ltd.	1,850	36,067
Samsung Securities Co. Ltd.	420	18,726
Shinhan Financial Group Co. Ltd.	4,950	221,598
Shinsegae Co. Ltd.	80	14,261
SK Holdings Co. Ltd.	310	47,565
SK Innovation Co. Ltd.	720	55,692
SK Telecom Co. Ltd.	110	27,849
Woori Bank[a]	3,570	34,477
Woori Investment & Securities Co. Ltd.	1,020	10,955

		2,713,507
TAIWAN — 12.75%
Advanced Semiconductor Engineering Inc.	70,000	84,934
Asia Cement Corp.	30,706	39,390
Asia Pacific Telecom Co. Ltd.	20,000	11,536
ASUSTeK Computer Inc.	10,000	108,894
AU Optronics Corp.	70,000	33,024
Chang Hwa Commercial Bank Ltd.	31,671	18,779
Cheng Shin Rubber Industry Co. Ltd.	20,000	46,336
Chicony Electronics Co. Ltd.	10,095	27,466
China Development Financial Holding Corp.	150,000	48,033
China Life Insurance Co. Ltd.	33,000	27,618
China Motor Co. Ltd.	10,000	8,870
China Steel Corp.	90,856	76,625
Chunghwa Telecom Co. Ltd.	50,000	150,254
Clevo Co.	10,000	16,415

Security	Shares	Value

Compal Electronics Inc.	50,000	$31,990
CTBC Financial Holding Co. Ltd.	80,098	54,481
CTCI Corp.	10,000	16,253
Far Eastern Department Stores Ltd.	10,200	8,817
Far Eastern New Century Corp.	40,208	40,146
Far EasTone Telecommunications Co. Ltd.	20,000	43,299
First Financial Holding Co. Ltd.	80,355	48,814
Formosa Plastics Corp.	50,000	114,710
Formosa Taffeta Co. Ltd.	10,000	9,791
Foxconn Technology Co. Ltd.	10,500	29,348
Fubon Financial Holding Co. Ltd.	70,000	114,678
Hon Hai Precision Industry Co. Ltd.	147,776	463,180
Hua Nan Financial Holdings Co. Ltd.	74,263	42,834
Innolux Corp.	70,774	33,846
Inotera Memories Inc.[a]	30,000	45,367
Inventec Corp.	30,000	19,969
Lite-On Technology Corp.	20,189	24,464
Mega Financial Holding Co. Ltd.	116,130	94,563
Nan Ya Plastics Corp.	50,000	104,693
Novatek Microelectronics Corp.	10,000	56,547
Pegatron Corp.	20,000	46,401
Pou Chen Corp.	20,000	24,170
Powertech Technology Inc.	10,000	16,706
Quanta Computer Inc.	30,000	74,642
Realtek Semiconductor Corp.	10,060	33,482
Ruentex Development Co. Ltd.	10,586	16,505
Ruentex Industries Ltd.	10,000	20,195
Shin Kong Financial Holding Co. Ltd.	90,154	26,830
Siliconware Precision Industries Co. Ltd.	40,000	58,745
SinoPac Financial Holdings Co. Ltd.	46,656	19,599
Synnex Technology International Corp.	20,000	29,081
Taishin Financial Holdings Co. Ltd.	90,023	41,743
Taiwan Cement Corp.	40,000	58,745
Taiwan Cooperative Financial Holding Co. Ltd.	73,660	38,797
Taiwan Fertilizer Co. Ltd.	10,000	16,447
Taiwan Glass Industry Corp.	10,000	7,723
Taiwan Mobile Co. Ltd.	20,000	63,592
Teco Electric and Machinery Co. Ltd.	20,000	20,745
U-Ming Marine Transport Corp.	10,000	15,704
Unimicron Technology Corp.	20,000	14,735
United Microelectronics Corp.	140,000	62,202
Walsin Lihwa Corp.[a]	50,000	16,124
Wistron Corp.	31,518	28,822
WPG Holdings Co. Ltd.	10,000	11,616
Yuanta Financial Holding Co. Ltd.	90,500	44,449

		2,903,764
THAILAND — 2.56%
Bangkok Bank PCL Foreign	3,000	18,456
Bangkok Bank PCL NVDR	3,600	22,147
Banpu PCL NVDR	12,300	10,208
BEC World PCL NVDR	11,000	18,007
BTS Group Holdings PCL NVDR	65,000	19,796
Delta Electronics Thailand PCL NVDR	6,000	13,659
Kasikornbank PCL NVDR	7,000	52,657
Krung Thai Bank PCL NVDR	46,000	33,482
PTT Exploration & Production PCL NVDR	17,000	70,154
PTT Global Chemical PCL NVDR	22,000	43,049
PTT PCL NVDR	11,000	128,308
Siam Cement (The) PCL Foreign	4,000	57,500
Siam Cement (The) PCL NVDR	1,000	14,375
Siam Commercial Bank PCL NVDR	9,000	53,860

86

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2014

Security	Shares	Value

Thai Oil PCL NVDR	11,000	$14,489
True Corp. PCL NVDR[a]	35,492	13,079

		583,226
TURKEY — 1.92%
Akbank TAS	7,860	31,871
Anadolu Efes Biracilik ve Malt Sanayii ASa	1,580	18,101
Arcelik AS	2,770	17,741
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,280	28,339
Enka Insaat ve Sanayi AS	5,433	14,139
Eregli Demir ve Celik Fabrikalari TAS	10,670	21,705
Haci Omer Sabanci Holding AS	7,360	35,188
KOC Holding AS	7,630	43,018
Petkim Petrokimya Holding AS	4,690	8,123
Tofas Turk Otomobil Fabrikasi AS	1,420	10,120
Tupras Turkiye Petrol Rafinerileri AS	850	19,207
Turkcell Iletisim Hizmetleri ASa	5,580	35,361
Turkiye Halk Bankasi AS	6,950	49,529
Turkiye Is Bankasi AS Class C	18,100	50,289
Turkiye Sise ve Cam Fabrikalari AS	5,268	8,388
Turkiye Vakiflar Bankasi TAO Class D	9,520	21,899
Yapi ve Kredi Bankasi AS	9,970	23,923

		436,941
UNITED ARAB EMIRATES — 0.84%
Abu Dhabi Commercial Bank PJSC	8,530	17,069
Aldar Properties PJSC	36,860	32,012
DP World Ltd.	970	20,525
Dubai Islamic Bank PJSC	5,940	12,210
Emaar Properties PJSC	13,640	40,663
First Gulf Bank PJSC	8,410	41,099
National Bank of Abu Dhabi PJSC	7,340	26,978

		190,556

TOTAL COMMON STOCKS (Cost: $21,881,742)		21,185,136

PREFERRED STOCKS — 6.74%

BRAZIL — 4.87%
AES Tiete SA	1,000	7,438
Banco Bradesco SA	16,000	245,709
Banco do Estado do Rio Grande do Sul SA Class B	2,000	11,622
Bradespar SA	3,000	17,562
Braskem SA Class A	2,000	14,945
Centrais Eletricas Brasileiras SA Class B	3,000	8,990
Companhia Energetica de Minas Gerais	8,395	45,885
Companhia Energetica de Sao Paulo Class B	2,000	20,085
Companhia Paranaense de Energia Class B	1,000	13,703
Gerdau SA	10,000	42,313
Itausa — Investimentos Itau SA	38,096	154,984
Metalurgica Gerdau SA	3,000	15,128
Oi SA	40,000	21,428
Petroleo Brasileiro SA	49,000	243,474
Telefonica Brasil SA	3,000	61,152
Usinas Siderurgicas de Minas Gerais SA Class A	3,000	6,056
Vale SA Class A	23,000	178,568

		1,109,042

Security	Shares	Value

CHILE — 0.04%
Embotelladora Andina SA Class B	3,330	$10,159

		10,159
COLOMBIA — 0.15%
Grupo Argos SA/Colombia	1,390	12,636
Grupo de Inversiones Suramericana SA	1,150	20,649

		33,285
RUSSIA — 0.25%
Surgutneftegas OJSC	81,000	56,191

		56,191
SOUTH KOREA — 1.43%
Hyundai Motor Co. Ltd.	290	33,634
Hyundai Motor Co. Ltd. Series 2	440	52,818
LG Chem Ltd.	80	12,058
Samsung Electronics Co. Ltd.	240	227,231

		325,741

TOTAL PREFERRED STOCKS (Cost: $1,998,670)		1,534,418

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
DGB Financial Group Inc.[a]	326	456

		456

TOTAL RIGHTS (Cost: $0)		456

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	136,791	136,791

87

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	7,778	$7,778

		144,569

TOTAL SHORT-TERM INVESTMENTS (Cost: $144,569)		144,569

TOTAL INVESTMENTS IN SECURITIES — 100.37% (Cost: $24,024,981)		22,864,579
Other Assets, Less Liabilities — (0.37)%		(84,059)

NET ASSETS — 100.00%		$22,780,520

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

88

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMU ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 97.71%

AUSTRIA — 0.70%
Andritz AG	144,638	$7,836,399
Erste Group Bank AG	558,160	15,155,177
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AGa	1,916,927	5,761,654
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	293,339	8,505,972
Raiffeisen International Bank Holding AG	234,266	4,859,672
Vienna Insurance Group AG	76,995	3,839,911
Voestalpine AG	224,081	9,330,307

		55,289,094
BELGIUM — 4.19%
Ageas	437,999	15,703,860
Anheuser-Busch InBev NV	1,603,174	188,787,404
Belgacom SA	303,524	12,011,930
Colruyt SA	140,564	6,553,754
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	205,737	15,078,574
Groupe Bruxelles Lambert SA	160,923	14,594,712
KBC Groep NVa	499,087	28,620,585
Solvay SA	118,146	16,275,177
Telenet Group Holding NVa	103,898	5,954,237
UCB SA	252,588	19,863,181
Umicore SA	215,933	8,802,604

		332,246,018
FINLAND — 2.93%
Elisa OYJ	283,165	8,232,136
Fortum OYJ	886,128	22,292,667
Kone OYJ Class B	623,344	28,752,388
Metso OYJ	224,081	6,964,208
Neste Oil OYJ	256,673	6,105,243
Nokia OYJ	7,465,869	62,265,990
Nokian Renkaat OYJ	226,118	6,401,720
Orion OYJ Class B	199,626	6,863,660
Sampo OYJ Class A	892,228	44,124,771
Stora Enso OYJ Class R	1,097,998	9,752,834
UPM-Kymmene OYJ	1,061,299	17,662,958
Wartsila OYJ Abp	295,376	13,263,658

		232,682,233
FRANCE — 31.85%
Accor SA	344,253	16,280,294
Aeroports de Paris	59,073	7,267,861
Airbus Group NV	1,173,345	71,667,442
Alcatel-Lucent[a,b]	5,612,100	20,030,471
ALSTOM[a]	431,855	15,141,709
ArcelorMittal	1,992,230	24,500,840
Arkema SA	113,901	7,769,947
Atos SA	160,854	11,456,198
AXA SA	3,619,870	87,614,257
BNP Paribas SA	2,110,398	135,650,590
Bollore[b]	10,872	5,380,769
Bouygues SA	334,343	12,610,543

Security	Shares	Value

Bureau Veritas SA	442,040	$10,572,259
Cap Gemini SA	285,202	20,952,383
Carrefour SA	1,244,651	39,481,574
Casino Guichard-Perrachon SA	112,046	10,823,966
Christian Dior SA	107,972	20,728,901
CNP Assurances SA	342,238	6,352,832
Compagnie de Saint-Gobain	906,319	41,737,111
Compagnie Generale des Etablissements Michelin Class B	372,771	34,365,662
Credit Agricole SA	2,052,996	28,933,641
Danone SA	1,155,012	81,714,057
Dassault Systemes SA	254,556	16,682,676
Edenred SA	409,437	11,836,744
Electricite de France SA	482,791	14,490,050
Essilor International SA	407,411	45,863,259
Eurazeo	75,369	5,256,991
Eutelsat Communications SA	307,598	10,198,303
Fonciere des Regions	57,036	5,458,647
GDF Suez	2,886,528	71,304,061
Gecina SA	57,036	7,732,550
Groupe Eurotunnel SA Registered	932,979	12,090,403
Icade	73,343	5,881,886
Iliad SA	52,582	12,946,388
Imerys SA	69,258	5,249,500
JCDecaux SA	134,442	4,433,075
Kering	150,749	31,215,370
Klepierre	199,637	8,981,985
L’Air Liquide SA	686,480	86,606,964
L’Oreal SA	501,124	85,712,414
Lafarge SA	372,782	26,573,178
Lagardere SCA	236,303	6,716,585
Legrand SA	527,616	27,734,125
LVMH Moet Hennessy Louis Vuitton SA	556,123	100,180,482
Natixis SA	1,865,892	13,216,977
Numericable-SFR[a]	195,546	8,193,357
Orange	3,697,276	65,289,428
Pernod Ricard SA	423,707	50,344,093
Peugeot SAa	782,230	10,044,217
Publicis Groupe SA	370,643	27,289,379
Remy Cointreau SA	48,888	3,685,417
Renault SA	382,967	30,803,504
Rexel SA	555,966	10,320,182
Safran SA	539,827	35,014,896
Sanofi	2,371,112	230,149,947
Schneider Electric SE	1,046,949	85,619,715
SCOR SE	305,572	9,557,815
SES SA Class A FDR	605,022	22,567,173
Societe BIC SA	57,036	7,622,339
Societe Generale	1,444,233	71,820,052
Sodexo SA	187,415	18,952,945
STMicroelectronics NV	1,273,169	9,566,028
Suez Environnement SA	592,555	10,533,983
Technip SA	203,711	13,281,911
Thales SA	185,378	9,861,097
Total SA	4,259,554	238,904,612
Unibail-Rodamco SE	195,552	51,804,276
Valeo SA	150,738	18,594,434
Vallourec SA	217,970	7,245,740
Veolia Environnement	841,303	15,380,800
Vinci SA	975,632	52,877,393
Vivendi SA	2,420,000	61,785,950
Wendel	63,147	7,458,927
Zodiac Aerospace	370,756	12,317,705

		2,524,283,235

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

November 30, 2014

Security	Shares	Value

GERMANY — 28.05%
Adidas AG	417,596	$33,578,435
Allianz SE Registered	910,572	157,163,490
Axel Springer SE	79,443	4,689,925
BASF SE	1,831,329	166,683,700
Bayer AG Registered	1,645,962	248,181,891
Bayerische Motoren Werke AG	660,010	75,656,572
Beiersdorf AG	201,663	17,995,434
Brenntag AG	307,598	16,983,750
Celesio AG	101,856	3,403,030
Commerzbank AGa	1,929,116	29,592,685
Continental AG	219,996	46,404,442
Daimler AG Registered	1,918,920	162,192,577
Deutsche Annington Immobilien SE	486,124	15,693,051
Deutsche Bank AG Registered	2,750,038	90,113,755
Deutsche Boerse AG	385,004	28,197,949
Deutsche Lufthansa AG Registered	460,384	8,238,873
Deutsche Post AG Registered	1,929,105	64,247,385
Deutsche Telekom AG Registered	6,328,472	108,084,606
Deutsche Wohnen AG Bearer	570,382	13,727,139
E.ON SE	3,988,589	70,881,177
Fraport AG	73,332	4,490,059
Fresenius Medical Care AG & Co. KGaA	431,855	31,973,906
Fresenius SE & Co. KGaA	753,712	40,962,507
GEA Group AG	364,634	17,469,157
Hannover Rueck SE Registered	120,183	10,751,520
HeidelbergCement AG	281,117	21,367,205
Henkel AG & Co. KGaA	232,229	23,056,433
HUGO BOSS AG	83,349	11,003,751
Infineon Technologies AG	2,248,925	22,086,930
K+S AG Registered	344,264	10,358,177
Kabel Deutschland Holding AGa	44,814	6,232,004
Lanxess AG	181,304	9,026,211
Linde AG	370,734	70,135,118
MAN SE	71,295	8,145,842
Merck KGaA	258,699	25,826,362
METRO AGa	323,894	11,027,296
Muenchener Rueckversicherungs-Gesellschaft AG Registered	344,264	71,093,102
Osram Licht AGa	177,230	7,379,520
ProSiebenSat.1 Media AG Registered	435,940	18,668,004
QIAGEN NVa	464,469	11,126,064
RTL Group SA	77,406	7,472,818
RWE AG	975,756	35,434,485
SAP SE	1,837,429	129,832,919
Siemens AG Registered	1,580,767	187,528,253
Symrise AG	245,088	14,685,726
Telefonica Deutschland Holding AG	1,185,234	6,230,919
ThyssenKrupp AGa	902,424	23,934,514
United Internet AG Registered[c]	244,451	10,795,583
Volkswagen AG	58,779	13,329,053

		2,223,133,304
IRELAND — 1.03%
Bank of Ireland[a]	54,862,255	22,570,023
CRH PLC	1,474,832	34,933,377
Irish Bank Resolution Corp. Ltd.[a]	446,666	6
Kerry Group PLC Class A	315,746	23,495,454
Ryanair Holdings PLC[a]	43,520	464,524
Ryanair Holdings PLC SP ADR[a]	416	26,162

		81,489,546

Security	Shares	Value

ITALY — 7.43%
Assicurazioni Generali SpA	2,328,368	$50,477,242
Atlantia SpA	822,970	20,806,372
Banca Monte dei Paschi di Siena SpA[a]	8,473,752	6,855,906
Banco Popolare SCa	723,157	9,997,895
CNH Industrial NV	1,890,391	14,835,145
Enel Green Power SpA	3,493,587	8,427,465
Enel SpA	13,120,779	63,465,215
Eni SpA	5,070,269	101,576,043
Exor SpA	195,563	8,727,988
Finmeccanica SpA[a]	808,722	7,863,905
Intesa Sanpaolo SpA	23,200,119	71,669,756
Intesa Sanpaolo SpA RNC	1,863,965	5,028,511
Luxottica Group SpA	336,105	18,017,223
Mediobanca SpA	1,203,922	10,806,256
Pirelli & C. SpA	474,643	6,751,451
Prysmian SpA	407,411	7,339,137
Saipem SpA[a]	529,542	7,598,365
Snam SpA	4,045,636	21,505,444
Telecom Italia SpA[a]	20,168,808	22,779,954
Telecom Italia SpA RNC	12,024,906	10,680,977
Tenaris SA	941,116	15,604,117
Terna Rete Elettrica Nazionale SpA	3,006,733	14,558,563
UniCredit SpA	8,765,695	64,965,476
Unione di Banche Italiane SpA	1,709,109	13,167,479
UnipolSai SpA	1,819,041	5,215,726

		588,721,611
NETHERLANDS — 9.21%
AEGON NV	3,638,088	28,632,113
Akzo Nobel NV	482,700	33,433,662
Altice SAa	173,156	11,678,289
ASML Holding NV	712,972	75,488,016
Boskalis Westminster NV	171,130	9,626,929
Corio NV	140,553	7,128,840
Delta Lloyd NV	397,292	9,155,323
Fiat Chrysler Automobiles[a]	1,745,786	21,829,126
Gemalto NVb	158,886	13,532,496
Heineken Holding NV	201,663	13,824,657
Heineken NV	460,373	36,300,682
ING Groep NV CVA[a]	7,689,917	112,930,527
Koninklijke Ahold NV	1,782,837	31,571,651
Koninklijke DSM NV	344,264	22,690,566
Koninklijke KPN NV	6,386,248	21,256,975
Koninklijke Philips NV	1,906,841	57,658,080
Koninklijke Vopak NV	140,553	7,078,902
NN Group NVa	243,062	7,398,066
OCI NVa	167,045	6,004,790
Randstad Holding NV	250,562	12,396,127
Reed Elsevier NV	1,395,378	34,390,854
TNT Express NV	875,998	5,918,979
Unilever NV CVA	3,247,088	132,591,619
Wolters Kluwer NV	602,974	17,713,747

		730,231,016
PORTUGAL — 0.51%
Banco Comercial Portugues SA Registered[a]	70,318,110	7,275,950
Energias de Portugal SA	4,618,055	18,992,661
Galp Energia SGPS SA Class B	770,008	9,407,316

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

November 30, 2014

Security	Shares	Value

Jeronimo Martins SGPS SAb	501,124	$5,104,012

		40,779,939
SPAIN — 11.81%
Abertis Infraestructuras SA	806,685	17,307,298
ACS Actividades de Construccion y Servicios SA	350,386	12,411,916
Amadeus IT Holding SA Class A	846,883	33,800,361
Banco Bilbao Vizcaya Argentaria SA	11,831,314	127,406,209
Banco de Sabadell SA	6,803,822	19,347,401
Banco Popular Espanol SA	3,562,790	19,631,655
Banco Santander SA	24,634,343	222,619,650
Bankia SAa	9,189,138	16,152,446
Bankinter SA	1,340,980	12,048,174
CaixaBank SA	4,510,297	24,970,677
Distribuidora Internacional de Alimentacion SA	1,234,466	8,602,711
Enagas SA	393,600	13,214,047
Ferrovial SA	810,423	16,649,967
Ferrovial SA (New)	19,991	410,713
Gas Natural SDG SA	698,713	19,842,526
Grifols SA	297,413	13,282,828
Iberdrola SA	10,057,560	74,552,455
Inditex SA	2,173,556	63,446,754
International Consolidated Airlines Group SAa	2,032,992	14,565,362
Mapfre SA	1,843,562	6,782,212
Red Electrica Corporacion SA	208,608	19,158,700
Repsol SA	2,018,799	45,427,067
Telefonica SA	8,153,662	130,922,105
Zardoya Otis SA	346,312	3,699,924

		936,253,158

TOTAL COMMON STOCKS (Cost: $7,986,301,818)		7,745,109,154

PREFERRED STOCKS — 1.97%

GERMANY — 1.97%
Bayerische Motoren Werke AG	107,972	9,190,710
Fuchs Petrolub SE	138,538	5,746,007
Henkel AG & Co. KGaA	354,449	39,423,973
Porsche Automobil Holding SE	305,561	26,680,163
Volkswagen AG	323,894	74,780,488

		155,821,341

TOTAL PREFERRED STOCKS (Cost: $165,321,949)		155,821,341

RIGHTS — 0.05%

FRANCE — 0.00%
Arkema SAa	111,004	327,414

		327,414
SPAIN — 0.05%
CaixaBank SAa	3,483,386	234,498

Security	Shares	Value

Telefonica SAa	7,938,912	$3,642,112

		3,876,610

TOTAL RIGHTS (Cost: $3,562,607)		4,204,024

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	24,039,850	24,039,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	1,366,866	1,366,866
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,235,989	2,235,989

		27,642,705

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,642,705)		27,642,705

TOTAL INVESTMENTS IN SECURITIES — 100.08% (Cost: $8,182,829,079)		7,932,777,224
Other Assets, Less Liabilities — (0.08)%		(6,497,106)

NET ASSETS — 100.00%		$7,926,280,118

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRANCE ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 5.10%
Airbus Group NV	139,308	$8,508,877
Safran SA	64,239	4,166,746
Thales SA	22,061	1,173,525
Zodiac Aerospace	44,004	1,461,954

		15,311,102
AIR FREIGHT & LOGISTICS — 0.22%
Bollore[a]	1,311	648,840

		648,840
AUTO COMPONENTS — 2.09%
Compagnie Generale des Etablissements Michelin Class B	44,118	4,067,227
Valeo SA	17,898	2,207,825

		6,275,052
AUTOMOBILES — 1.61%
Peugeot SAb	92,454	1,187,155
Renault SA	45,486	3,658,613

		4,845,768
BEVERAGES — 2.13%
Pernod Ricard SA	50,274	5,973,465
Remy Cointreau SA	5,757	433,991

		6,407,456
BUILDING PRODUCTS — 1.65%
Compagnie de Saint-Gobain	107,616	4,955,850

		4,955,850
CHEMICALS — 3.74%
Arkema SA	13,568	925,564
L’Air Liquide SA	81,624	10,297,761

		11,223,325
COMMERCIAL BANKS — 9.88%
BNP Paribas SA	250,914	16,128,063
Credit Agricole SA	244,074	3,439,826
Natixis SA	221,676	1,570,234
Societe Generale	171,627	8,534,814

		29,672,937
COMMERCIAL SERVICES & SUPPLIES — 0.77%
Edenred SA	48,792	1,410,567
Societe BIC SA	6,783	906,486

		2,317,053

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.79%
Alcatel-Lucent[b]	666,672	$2,379,458

		2,379,458
CONSTRUCTION & ENGINEERING — 2.59%
Bouygues SA	39,786	1,500,624
Vinci SA	115,881	6,280,529

		7,781,153
CONSTRUCTION MATERIALS — 1.26%
Imerys SA	8,151	617,816
Lafarge SA	44,232	3,153,008

		3,770,824
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Eurazeo	9,006	628,169
Wendel	7,524	888,735

		1,516,904
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.53%
Iliad SA	6,156	1,515,689
Orange	439,242	7,756,483
Vivendi SA	287,337	7,336,112

		16,608,284
ELECTRIC UTILITIES — 0.57%
Electricite de France SA	57,171	1,715,878

		1,715,878
ELECTRICAL EQUIPMENT — 5.08%
ALSTOM[b]	51,186	1,794,685
Legrand SA	62,700	3,295,824
Schneider Electric SE	124,431	10,175,994

		15,266,503
ENERGY EQUIPMENT & SERVICES — 0.53%
Technip SA	24,225	1,579,465

		1,579,465
FOOD & STAPLES RETAILING — 1.99%
Carrefour SA	148,029	4,695,628
Casino Guichard-Perrachon SA	13,395	1,293,995

		5,989,623
FOOD PRODUCTS — 3.23%
Danone SA	137,256	9,710,501

		9,710,501

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.81%
Essilor International SA	48,393	$5,447,719

		5,447,719
HOTELS, RESTAURANTS & LEISURE — 1.40%
Accor SA	40,926	1,935,458
Sodexo SA	22,287	2,253,845

		4,189,303
INSURANCE — 4.10%
AXA SA	430,236	10,413,304
CNP Assurances SA	40,853	758,338
SCOR SE	36,309	1,135,689

		12,307,331
IT SERVICES — 1.28%
Atos SA	19,152	1,364,026
Cap Gemini SA	33,915	2,491,568

		3,855,594
MACHINERY — 0.29%
Vallourec SA	25,878	860,234

		860,234
MEDIA — 3.14%
Eutelsat Communications SA	36,480	1,209,481
JCDecaux SA	15,903	524,384
Lagardere SCA	28,101	798,732
Numericable-SFR[b]	23,142	969,647
Publicis Groupe SA	44,118	3,248,282
SES SA Class A FDR	71,991	2,685,247

		9,435,773
METALS & MINING — 0.97%
ArcelorMittal	236,664	2,910,541

		2,910,541
MULTI-UTILITIES — 3.84%
GDF Suez	342,912	8,470,737
Suez Environnement SA	70,338	1,250,414
Veolia Environnement	99,807	1,824,683

		11,545,834
OIL, GAS & CONSUMABLE FUELS — 9.47%
Total SA	507,015	28,436,832

		28,436,832
PERSONAL PRODUCTS — 3.39%
L’Oreal SA	59,565	10,188,017

		10,188,017

Security	Shares	Value

PHARMACEUTICALS — 9.11%
Sanofi	281,694	$27,342,386

		27,342,386
PROFESSIONAL SERVICES — 0.42%
Bureau Veritas SA	52,440	1,254,206

		1,254,206
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.15%
Fonciere des Regions	6,612	632,803
Gecina SA	6,726	911,865
Icade	8,721	699,398
Klepierre	23,598	1,061,711
Unibail-Rodamco SE	23,256	6,160,818

		9,466,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.38%
STMicroelectronics NV	150,993	1,134,495

		1,134,495
SOFTWARE — 0.66%
Dassault Systemes SA	30,267	1,983,589

		1,983,589
TEXTILES, APPAREL & LUXURY GOODS — 6.04%
Christian Dior SA	12,939	2,484,082
Kering	17,955	3,717,915
LVMH Moet Hennessy Louis Vuitton SA	66,177	11,921,182

		18,123,179
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Rexel SA	66,006	1,225,244

		1,225,244
TRANSPORTATION INFRASTRUCTURE — 0.76%
Aeroports de Paris	6,954	855,563
Groupe Eurotunnel SA Registered	110,580	1,432,998

		2,288,561

TOTAL COMMON STOCKS (Cost: $348,871,507)		299,971,409

RIGHTS — 0.01%

CHEMICALS — 0.01%
Arkema SAb	13,568	40,020

		40,020

TOTAL RIGHTS (Cost: $0)		40,020

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	639,400	$639,400
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	36,355	36,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	82,798	82,798

		758,553

TOTAL SHORT-TERM INVESTMENTS (Cost: $758,553)		758,553

TOTAL INVESTMENTS IN SECURITIES — 100.15% (Cost: $349,630,060)		300,769,982
Other Assets, Less Liabilities — (0.15)%		(451,402)

NET ASSETS — 100.00%		$300,318,580

FDR  —  Fiduciary Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.59%

ARGENTINA — 11.87%
Banco Macro SA SP ADR	295,235	$12,491,393
BBVA Banco Frances SA SP ADR	349,274	5,036,531
Cresud SA SP ADR	254,356	2,998,857
Groupo Financiero Galicia SP ADR	674,216	10,794,198
Pampa Energia SA SP ADR[a]	330,351	3,719,752
Petrobras Argentina SA Class B SP ADR	557,679	3,457,610
Telecom Argentina SA SP ADR	678,951	14,889,396
YPF SA SP ADR	611,718	20,455,850

		73,843,587
BAHRAIN — 0.24%
Al-Salam Bank	3,459,879	1,514,070

		1,514,070
BANGLADESH — 2.93%
GrameenPhone Ltd.	1,128,000	4,551,260
Islami Bank Bangladesh Ltd.	723,601	231,328
Lafarge Surma Cement Ltd.	3,186,000	4,497,158
Square Pharmaceuticals Ltd.	2,177,098	7,041,365
Titas Gas Transmission & Distribution Co. Ltd.	1,915,900	1,914,048

		18,235,159
ESTONIA — 0.19%
Tallink Group AS	1,342,813	1,171,812

		1,171,812
JORDAN — 0.85%
Arab Bank PLC	532,752	5,275,745

		5,275,745
KAZAKHSTAN — 4.71%
Halyk Savings Bank of Kazakhstan JSC SP GDR[b]	558,353	4,796,252
KazMunaiGaz Exploration Production JSC SP GDR[b]	1,300,796	20,032,259
KCell JSC SP GDR[b]	439,314	4,481,003

		29,309,514
KENYA — 7.44%
Co-operative Bank of Kenya Ltd. (The)	12,740,942	2,676,728
East African Breweries Ltd.	2,853,242	9,584,615
Equity Bank Ltd.	17,589,600	9,701,581
Kenya Commercial Bank Ltd.	17,353,160	11,158,351
Safaricom Ltd.	86,016,000	13,159,876

		46,281,151
KUWAIT — 25.32%
Agility Public Warehousing Co. KSC	4,309,728	12,566,960
Al-Qurain Petrochemicals Co. KSC	1,804,334	1,337,002
ALAFCO Aviation Lease & Finance Co. KSCP	1,505,157	1,270,218
Burgan Bank SAK	4,611,366	8,226,107

Security	Shares	Value

Commercial Real Estate Co. KSC	6,811,668	$2,196,559
Jazeera Airways	935,976	1,380,685
Kuwait Finance House KSCP	12,520,799	31,355,689
Kuwait International Bank KSCP	2,969,418	2,954,138
Kuwait Portland Cement Co.	50,000	226,415
Kuwait Projects Co. Holding KSCP	3,660,518	8,664,691
Mabanee Co. SAK	2,374,938	7,984,354
Mobile Telecommunications Co. KSC	12,986,948	26,731,282
National Bank of Kuwait SAKP	13,600,687	44,791,285
National Industries Group Holding KPSC[a]	5,484,534	3,838,233
National Real Estate Co. KSC[a]	3,321,051	1,708,946
Warba Bank KSCP[a]	2,766,422	2,315,633

		157,548,197
MAURITIUS — 0.89%
MCB Group Ltd.	859,241	5,552,501

		5,552,501
MOROCCO — 5.70%
Attijariwafa Bank	295,437	11,248,512
Banque Centrale Populaire	236,849	5,770,605
Douja Promotion Groupe Addoha SA	1,266,747	6,125,393
Maroc Telecom SA	949,345	12,339,881

		35,484,391
NIGERIA — 13.54%
Access Bank PLC	68,094,598	2,902,268
Afriland Properties PLC[a]	7,291	89
Dangote Cement PLC	4,224,636	4,256,578
Diamond Bank PLC	50,144,100	1,741,212
Ecobank Transnational Inc.[a]	37,047,162	3,631,058
FBN Holdings PLC	101,414,065	5,651,470
Guaranty Trust Bank PLC	88,093,828	12,334,616
Guinness Nigeria PLC	349,475	309,253
Lafarge Africa PLC	6,301,200	2,823,276
Nestle Nigeria PLC	1,853,544	8,927,739
Nigerian Breweries PLC	21,697,826	20,916,437
Oando PLC	23,499,936	2,732,336
SEPLAT Petroleum Development Co. PLC	639,357	1,503,948
Transnational Corp. of Nigeria PLC	130,035,528	2,840,317
United Bank for Africa PLC	104,194,590	2,993,661
Zenith Bank PLC	93,081,114	10,697,421

		84,261,679
OMAN — 6.58%
Ahli Bank SAOG	742,392	420,367
Bank Muscat SAOG	7,085,603	12,146,748
Bank Sohar SAOG	3,228,480	1,886,774
HSBC Bank Oman SAOG	5,044,146	2,030,760
National Bank of Oman SAOG	2,106,300	2,024,236
Oman Cables Industry	390,473	2,408,762
Oman Cement Co. SAOG	835,794	1,528,309
Oman Telecommunications Co. SAOG	2,016,885	8,696,180
Ooredoo	2,410,054	4,306,798
Raysut Cement Co.	588,805	3,226,957
Renaissance Services SAOG	1,490,958	2,284,845

		40,960,736

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2014

Security	Shares	Value

PAKISTAN — 9.63%
Bank Al Habib Ltd.	3,892,500	$1,795,097
Engro Corp. Ltd.	2,030,461	4,353,367
Fauji Fertilizer Co. Ltd.	4,932,150	5,788,619
Hub Power Co. Ltd. (The)	4,071,030	2,868,539
Lucky Cement Ltd.	1,356,298	6,350,622
MCB Bank Ltd.	2,715,566	7,697,817
National Bank of Pakistan	4,903,626	3,012,947
Oil & Gas Development Co. Ltd.	4,999,500	10,467,097
Pakistan Oilfields Ltd.	708,000	3,106,269
Pakistan Petroleum Ltd.	1,239,150	2,308,470
Pakistan State Oil Co. Ltd.	1,356,500	4,682,747
United Bank Ltd.	4,319,367	7,515,024

		59,946,615
ROMANIA — 3.25%
Banca Transilvania[a]	9,904,630	4,785,801
BRD-Groupe Societe Generale SAa	1,353,696	3,106,737
OMV Petrom SA	41,488,800	4,877,535
Societatea Nationala de Gaze Naturale ROMGAZ SA	466,621	4,462,070
Transgaz SA Medias	41,772	2,957,071

		20,189,214
SLOVENIA — 0.36%
Telekom Slovenije DD	11,491	2,242,618

		2,242,618
SRI LANKA — 2.59%
Commercial Bank of Ceylon PLC	3,844,021	4,648,583
John Keells Holdings PLC	6,261,079	11,495,752

		16,144,335
VIETNAM — 3.50%
Bank for Foreign Trade of Vietnam JSC	1,639,020	2,121,783
Masan Group Corp.[a]	1,928,980	7,257,058
PetroVietnam Drilling and Well Services JSC	782,720	2,761,788
Saigon Thuong Tin Commercial JSB	2,774,116	2,411,429
Vingroup JSC	3,203,705	7,231,637

		21,783,695

TOTAL COMMON STOCKS (Cost: $628,435,848)		619,745,019

RIGHTS — 0.00%

KUWAIT — 0.00%
Burgan Bank SAK[a]	144	22

		22

Security	Principal or Shares	Value

NIGERIA — 0.00%
Oando PLC[a]	1,392,039	$—

		—

TOTAL RIGHTS (Cost: $0)		22

CONVERTIBLE BONDS — 0.00%

OMAN — 0.00%
Bank Muscat SAOG
4.50%, 03/20/17	$540,521	—

		—

TOTAL CONVERTIBLE BONDS (Cost: $0)		—

TOTAL INVESTMENTS IN SECURITIES — 99.59% (Cost: $628,435,848)		619,745,041
Other Assets, Less Liabilities — 0.41%		2,525,895

NET ASSETS — 100.00%		$622,270,936

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to schedules of investments.

96

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 92.99%

AIR FREIGHT & LOGISTICS — 2.69%
Deutsche Post AG Registered	4,056,423	$135,096,105

		135,096,105
AIRLINES — 0.34%
Deutsche Lufthansa AG Registered	966,258	17,291,820

		17,291,820
AUTO COMPONENTS — 1.93%
Continental AG	461,091	97,259,362

		97,259,362
AUTOMOBILES — 10.51%
Bayerische Motoren Werke AG	1,387,908	159,095,108
Daimler AG Registered	4,035,542	341,095,490
Volkswagen AG	123,539	28,014,391

		528,204,989
CAPITAL MARKETS — 3.77%
Deutsche Bank AG Registered	5,780,718	189,423,640

		189,423,640
CHEMICALS — 11.33%
BASF SE	3,849,948	350,414,141
K+S AG Registered	722,084	21,725,983
Lanxess AG	383,952	19,115,032
Linde AG	778,343	147,246,214
Symrise AG	524,060	31,401,788

		569,903,158
COMMERCIAL BANKS — 1.24%
Commerzbank AGa	4,056,423	62,225,625

		62,225,625
CONSTRUCTION MATERIALS — 0.89%
HeidelbergCement AG	591,008	44,921,471

		44,921,471
DIVERSIFIED FINANCIAL SERVICES — 1.18%
Deutsche Boerse AG	809,082	59,257,704

		59,257,704
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.78%
Deutsche Telekom AG Registered	13,309,949	227,321,949
Telefonica Deutschland Holding AG	2,495,369	13,118,458

		240,440,407
ELECTRICAL EQUIPMENT — 0.31%
Osram Licht AGa	372,933	15,528,221

		15,528,221

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.46%
METRO AGa	679,165	$23,122,853

		23,122,853
HEALTH CARE PROVIDERS & SERVICES — 3.20%
Celesio AG	212,856	7,111,563
Fresenius Medical Care AG & Co. KGaA	910,005	67,375,425
Fresenius SE & Co. KGaA	1,586,850	86,241,633

		160,728,621
HOUSEHOLD PRODUCTS — 0.97%
Henkel AG & Co. KGaA	490,090	48,657,692

		48,657,692
INDUSTRIAL CONGLOMERATES — 7.84%
Siemens AG Registered	3,323,320	394,249,369

		394,249,369
INSURANCE — 10.00%
Allianz SE Registered	1,913,375	330,245,925
Hannover Rueck SE Registered	252,876	22,622,180
Muenchener Rueckversicherungs-Gesellschaft AG Registered	724,984	149,714,641

		502,582,746
INTERNET SOFTWARE & SERVICES — 0.45%
United Internet AG Registered[b]	515,610	22,770,659

		22,770,659
LIFE SCIENCES TOOLS & SERVICES — 0.46%
QIAGEN NVa	974,952	23,354,363

		23,354,363
MACHINERY — 1.07%
GEA Group AG	766,744	36,733,743
MAN SE	147,899	16,898,265

		53,632,008
MEDIA — 1.54%
Axel Springer SE	165,878	9,792,623
Kabel Deutschland Holding AGa	92,219	12,824,321
ProSiebenSat.1 Media AG Registered	916,959	39,266,399
RTL Group SA	162,398	15,677,992

		77,561,335
METALS & MINING — 1.00%
ThyssenKrupp AGa	1,897,134	50,316,681

		50,316,681
MULTI-UTILITIES — 4.45%
E.ON SE	8,387,176	149,048,425
RWE AG	2,050,831	74,475,730

		223,524,155
PERSONAL PRODUCTS — 0.75%
Beiersdorf AG	422,812	37,729,705

		37,729,705

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

November 30, 2014

Security	Shares	Value

PHARMACEUTICALS — 11.47%
Bayer AG Registered	3,465,996	$522,610,754
Merck KGaA	541,709	54,079,731

		576,690,485
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.24%
Deutsche Annington Immobilien SE	1,038,822	33,535,244
Deutsche Wohnen AG Bearer	1,199,413	28,865,758

		62,401,002
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.92%
Infineon Technologies AG	4,726,887	46,423,257

		46,423,257
SOFTWARE — 5.43%
SAP SE	3,862,127	272,898,284

		272,898,284
TEXTILES, APPAREL & LUXURY GOODS — 1.87%
Adidas AG	876,940	70,513,782
HUGO BOSS AG	177,554	23,440,714

		93,954,496
TRADING COMPANIES & DISTRIBUTORS — 0.71%
Brenntag AG	647,847	35,770,297

		35,770,297
TRANSPORTATION INFRASTRUCTURE — 0.19%
Fraport AG	154,858	9,481,831

		9,481,831

TOTAL COMMON STOCKS (Cost: $4,667,198,433)		4,675,402,341

PREFERRED STOCKS — 6.52%

AUTOMOBILES — 4.63%
Bayerische Motoren Werke AG	227,356	19,352,824
Porsche Automobil Holding SE	642,047	56,060,552
Volkswagen AG	681,486	157,341,155

		232,754,531
CHEMICALS — 0.24%
Fuchs Petrolub SE	291,143	12,075,457

		12,075,457
HOUSEHOLD PRODUCTS — 1.65%
Henkel AG & Co. KGaA	747,024	83,088,551

		83,088,551

TOTAL PREFERRED STOCKS (Cost: $313,059,110)		327,918,539

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	128,568	$128,568

		128,568

TOTAL SHORT-TERM INVESTMENTS (Cost: $128,568)		128,568

TOTAL INVESTMENTS IN SECURITIES — 99.51% (Cost: $4,980,386,111)		5,003,449,448
Other Assets, Less Liabilities — 0.49%		24,775,452

NET ASSETS — 100.00%		$5,028,224,900

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	84	Dec. 2014	Eurex	$26,112,884	$1,397,775

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.15%

AUSTRALIA — 0.75%
Australian Agricultural Co. Ltd.[a]	46,935	$60,890
GrainCorp Ltd. Class A	21,980	152,518
Nufarm Ltd.	21,770	85,471
Tassal Group Ltd.	17,010	57,201

		356,080
BRAZIL — 0.44%
Sao Martinho SA	8,100	125,774
SLC Agricola SA	7,000	40,380
Tereos Internacional SA	35,000	24,456
Vanguarda Agro SAa	31,500	15,285

		205,895
CANADA — 11.09%
AG Growth International Inc.	1,715	75,308
Agrium Inc.	17,290	1,673,730
Clearwater Seafoods Inc.	2,415	23,424
Potash Corp. of Saskatchewan Inc.	99,575	3,432,838
Rogers Sugar Inc.	9,030	36,904

		5,242,204
CHILE — 0.11%
Empresas Aquachile SAa	50,660	33,308
Multiexport Foods SAa	81,830	16,993

		50,301
CHINA — 1.19%
Asian Citrus Holdings Ltd.[a]	105,000	14,894
Century Sunshine Group Holdings Ltd.	175,000	19,407
China Agri-Industries Holdings Ltd.[b]	246,200	95,559
China BlueChemical Ltd. Class H	210,000	76,093
China Huishan Dairy Holdings Co. Ltd.[b]	700,000	147,131
China Modern Dairy Holdings Ltd.[a,b]	221,000	71,244
First Tractor Co. Ltd. Class Hb	70,000	54,339
Hubei Sanonda Co. Ltd. Class B	100	122
Sinofert Holdings Ltd.[a]	280,000	48,743
YuanShengTai Dairy Farm Ltd.[a]	315,000	35,338

		562,870
DENMARK — 0.19%
Auriga Industries A/S Class Ba	1,785	91,512

		91,512
FINLAND — 0.03%
HKScan OYJ Class A	3,605	16,089

		16,089
FRANCE — 0.23%
Naturex[b]	686	43,795

Security	Shares	Value

Vilmorin & Cie SA	630	$64,559

		108,354
GERMANY — 1.81%
K+S AG Registered	20,685	622,368
KWS Saat AG	245	80,908
Suedzucker AGb	9,800	152,959

		856,235
HONG KONG — 0.53%
WH Group Ltd.[a,c]	420,000	248,588

		248,588
INDONESIA — 1.23%
PT Astra Agro Lestari Tbk	49,000	96,362
PT Charoen Pokphand Indonesia Tbk	892,500	300,571
PT Japfa Comfeed Indonesia Tbk	605,500	56,809
PT Malindo Feedmill Tbk	107,300	22,200
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	371,000	60,344
PT Salim Ivomas Pratama Tbk	490,000	30,113
PT Sampoerna Agro Tbk	79,300	14,783

		581,182
IRELAND — 0.07%
Origin Enterprises PLC[a]	3,150	32,005

		32,005
ISRAEL — 1.10%
Israel Chemicals Ltd.	53,025	361,880
Israel Corp. Ltd. (The)[a]	326	159,755

		521,635
ITALY — 1.88%
CNH Industrial NV	113,052	887,194

		887,194
JAPAN — 6.13%
Hokuto Corp.	4,600	77,555
Iseki & Co. Ltd.	35,000	67,237
Kubota Corp.	140,000	2,188,145
Maruha Nichiro Corp.	7,000	98,437
Mitsui Sugar Co. Ltd.	11,000	39,483
NH Foods Ltd.	14,000	281,097
Nihon Nohyaku Co. Ltd.	7,000	76,614
Nippon Beet Sugar Manufacturing Co. Ltd.	11,000	18,722
Sakata Seed Corp.	3,500	51,194

		2,898,484
MALAYSIA — 2.88%
Boustead Plantations Bhd	52,500	23,902
Felda Global Ventures Holdings Bhd	150,500	146,829
Genting Plantations Bhd	24,600	77,818
IJM Plantations Bhd	35,000	37,251
IOI Corp. Bhd	343,000	488,769
Kim Loong Resources Bhd	17,500	14,021

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2014

Security	Shares	Value

Kuala Lumpur Kepong Bhd	56,000	$372,506
QL Resources Bhd	64,450	65,355
Rimbunan Sawit Bhd[a]	95,600	17,664
Sarawak Oil Palms Bhd	17,500	31,559
TDM Bhd	72,200	17,610
TH Plantations Bhd	38,500	17,984
TSH Resources Bhd	73,500	48,891

		1,360,159
MEXICO — 0.47%
Grupo Lala SAB de CV	77,000	158,157
Industrias Bachoco SAB de CV Series B	14,000	65,469

		223,626
NETHERLANDS — 1.01%
Nutreco NV	8,330	477,536

		477,536
NORWAY — 3.84%
Austevoll Seafood ASA	10,990	66,042
Bakkafrost P/F	4,550	112,681
Leroey Seafood Group ASA	2,590	90,020
Marine Harvest ASA	36,750	521,939
Salmar ASA	5,985	102,941
Yara International ASA	21,630	920,977

		1,814,600
POLAND — 0.24%
Grupa Azoty SA	5,950	110,877

		110,877
RUSSIA — 0.96%
Acron JSC	1,017	30,075
Uralkali OJSC	156,800	422,803

		452,878
SINGAPORE — 2.25%
Bumitama Agri Ltd.[b]	46,000	37,760
First Resources Ltd.[b]	70,000	104,181
GMG Global Ltd.[b]	525,000	24,166
Golden Agri-Resources Ltd.	840,000	296,432
Indofood Agri Resources Ltd.	70,000	40,545
Japfa Ltd.[a]	35,000	16,513
Wilmar International Ltd.	221,000	544,235

		1,063,832
SOUTH AFRICA — 0.78%
Astral Foods Ltd.	4,900	76,251
Illovo Sugar Ltd.	25,060	61,207
Oceana Group Ltd.	3,185	30,101
Tongaat Hulett Ltd.	12,950	202,975

		370,534
SOUTH KOREA — 0.32%
Dongwon Industries Co. Ltd.	140	39,550

Security	Shares	Value

Farmsco[a]	1,470	$19,172
Harim Co. Ltd.[a]	4,526	15,727
Namhae Chemical Corp.	3,290	25,448
Nong Woo Bio Co. Ltd.	1,015	22,399
Silla Co. Ltd.	825	15,339
TS Corp.	580	14,789

		152,424
SPAIN — 0.00%
Pescanova SAa	414	—

		—
SWEDEN — 0.24%
Cloetta ABa,b	28,350	82,667
Scandi Standard ABa	4,515	32,155

		114,822
SWITZERLAND — 7.80%
Syngenta AG Registered	11,165	3,688,448

		3,688,448
TAIWAN — 0.28%
Taiwan Fertilizer Co. Ltd.	81,000	133,222

		133,222
THAILAND — 0.81%
Charoen Pokphand Foods PCL NVDR	323,100	277,983
GFPT PCL NVDR	67,600	41,382
Kaset Thai International Sugar Corp. PCL NVDR	84,000	30,443
Khon Kaen Sugar Industry PCL NVDR	88,600	35,078

		384,886
TURKEY — 0.05%
Gubre Fabrikalari TAS	10,745	25,056

		25,056
UNITED STATES — 49.44%
AGCO Corp.	10,640	448,902
Alico Inc.	490	17,517
American Vanguard Corp.	3,430	37,353
Archer-Daniels-Midland Co.	77,421	4,078,538
Bunge Ltd.	17,535	1,591,652
Cal-Maine Foods Inc.	3,535	148,046
CF Industries Holdings Inc.	5,985	1,604,878
Darling Ingredients Inc.[a]	19,740	367,164
Deere & Co.	40,775	3,531,930
Fresh Del Monte Produce Inc.	5,460	184,330
Ingredion Inc.	8,855	737,002
Intrepid Potash Inc.[a]	7,105	101,388
Lindsay Corp.	1,575	138,490
Monsanto Co.	62,930	7,545,936
Mosaic Co. (The)	38,675	1,770,155
Sanderson Farms Inc.	2,555	221,799
Scotts Miracle-Gro Co. (The) Class A	5,670	346,040
Titan International Inc.	6,580	65,142

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2014

Security	Shares	Value

Toro Co. (The)	6,720	$441,370

		23,377,632

TOTAL COMMON STOCKS (Cost: $46,751,416)		46,409,160

INVESTMENT COMPANIES — 0.84%

INDIA — 0.84%
iShares India 50 ETF[d]	12,541	397,173

		397,173

TOTAL INVESTMENT COMPANIES (Cost: $308,050)		397,173

PREFERRED STOCKS — 0.61%

CHILE — 0.61%
Sociedad Quimica y Minera de Chile SA Series B	11,445	289,512

		289,512

TOTAL PREFERRED STOCKS (Cost: $316,459)		289,512

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	746,173	746,173
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	42,426	42,426
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	107,237	107,237

		895,836

TOTAL SHORT-TERM INVESTMENTS (Cost: $895,836)		895,836

TOTAL INVESTMENTS IN SECURITIES — 101.49% (Cost: $48,271,761)		47,991,681
Other Assets, Less Liabilities — (1.49)%		(706,142)

NET ASSETS — 100.00%		$47,285,539

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.30%

AUSTRALIA — 1.48%
AWE Ltd.[a]	1,407	$1,675
Beach Energy Ltd.	3,316	2,901
Drillsearch Energy Ltd.[a]	1,218	946
Karoon Gas Australia Ltd.[a]	786	1,885
Santos Ltd.	2,745	23,663
Senex Energy Ltd.[a,b]	1,927	551
Sundance Energy Australia Ltd.[a,b]	3,105	1,855
Whitehaven Coal Ltd.[a]	2,040	2,159
Woodside Petroleum Ltd.	2,058	62,795

		98,430
AUSTRIA — 0.19%
OMV AG	444	12,875

		12,875
BRAZIL — 0.64%
Petroleo Brasileiro SA	8,700	41,034
QGEP Participacoes SA	600	1,863

		42,897
CANADA — 9.63%
Advantage Oil & Gas Ltd.[a]	408	1,828
ARC Resources Ltd.	879	20,845
Athabasca Oil Corp.[a]	900	2,005
Bankers Petroleum Ltd.[a]	633	1,910
Baytex Energy Corp.	461	9,780
Bellatrix Exploration Ltd.[a,b]	684	2,795
Birchcliff Energy Ltd.[a]	237	2,118
BlackPearl Resources Inc.[a]	753	865
Bonavista Energy Corp.	468	3,948
Bonterra Energy Corp.	84	3,190
Cameco Corp.	1,077	20,081
Canacol Energy Ltd.[a]	240	579
Canadian Natural Resources Ltd.	3,114	103,668
Canadian Oil Sands Ltd.	1,323	16,870
Cenovus Energy Inc.	2,175	48,965
Crescent Point Energy Corp.	1,200	31,235
Crew Energy Inc.[a]	531	3,339
DeeThree Exploration Ltd.[a]	252	1,211
Denison Mines Corp.[a]	807	828
Encana Corp.	2,022	31,955
Enerplus Corp.	630	8,199
Freehold Royalties Ltd.	154	2,630
Husky Energy Inc.	990	20,994
Imperial Oil Ltd.	828	36,003
Ithaca Energy Inc.[a]	807	786
Kelt Exploration Ltd.[a]	252	1,808
Legacy Oil & Gas Inc. Class Aa	339	874
Lightstream Resources Ltd.	468	1,026
Long Run Exploration Ltd.	342	651
MEG Energy Corp.[a]	462	7,524
NuVista Energy Ltd.[a]	438	3,188
Pacific Rubiales Energy Corp.	915	8,867

Security	Shares	Value

Painted Pony Petroleum Ltd.[a]	291	$2,424
Paramount Resources Ltd. Class Aa	204	6,670
Parex Resources Inc.[a]	300	2,115
Pengrowth Energy Corp.	1,687	5,504
Penn West Petroleum Ltd.	1,350	4,819
Peyto Exploration & Development Corp.	375	11,044
PrairieSky Royalty Ltd.	363	10,958
Raging River Exploration Inc.[a]	363	1,977
RMP Energy Inc.[a]	393	1,778
Suncor Energy Inc.	4,209	133,293
Surge Energy Inc.	816	3,585
Talisman Energy Inc.	2,898	13,851
TORC Oil & Gas Ltd.	234	1,730
Tourmaline Oil Corp.[a]	453	15,097
TransGlobe Energy Corp.	174	555
Trilogy Energy Corp.	267	2,501
Twin Butte Energy Ltd.	900	947
Vermilion Energy Inc.	285	13,317
Whitecap Resources Inc.	663	6,960

		639,690
CHINA — 2.86%
China Coal Energy Co. Class Hb	9,000	5,617
China Shenhua Energy Co. Ltd. Class H	9,000	25,590
CNOOC Ltd.	51,000	74,576
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	150
Kunlun Energy Co. Ltd.	12,000	12,983
MIE Holdings Corp.	6,000	797
PetroChina Co. Ltd. Class H	60,000	65,068
Yanzhou Coal Mining Co. Ltd. Class H	6,000	5,114

		189,895
COLOMBIA — 0.24%
Ecopetrol SA	15,714	16,275

		16,275
FINLAND — 0.13%
Neste Oil OYJ	366	8,706

		8,706
FRANCE — 5.12%
Etablissements Maurel et Prom[a]	222	2,167
MPI	534	1,970
Total SA	5,988	335,848

		339,985
GREECE — 0.02%
Motor Oil (Hellas) Corinth Refineries SA	176	1,468

		1,468
HUNGARY — 0.11%
MOL Hungarian Oil and Gas PLC	150	7,264

		7,264

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2014

Security	Shares	Value

INDIA — 1.12%
Reliance Industries Ltd. SP GDR[c]	2,332	$74,274

		74,274
INDONESIA — 0.25%
PT Adaro Energy Tbk	31,800	2,814
PT Bukit Asam (Persero) Tbk	3,000	3,233
PT Energi Mega Persada Tbk[a]	366,000	3,059
PT Indo Tambangraya Megah Tbk	1,500	2,338
PT Medco Energi Internasional Tbk	5,400	1,655
PT Sugih Energy Tbk[a]	92,700	3,228

		16,327
ISRAEL — 0.04%
Naphtha Israel Petroleum Corp. Ltd.[a]	184	1,119
Oil Refineries Ltd.[a]	4,366	1,250

		2,369
ITALY — 2.20%
Eni SpA	7,092	142,079
ERG SpA	258	3,005
Saras SpA[a]	873	958

		146,042
JAPAN — 1.03%
Cosmo Oil Co. Ltd.	3,000	4,120
Idemitsu Kosan Co. Ltd.	300	5,119
INPEX Corp.	2,700	28,607
Japan Petroleum Exploration Co. Ltd.	100	3,079
JX Holdings Inc.	6,000	22,325
Showa Shell Sekiyu K.K.	600	5,000

		68,250
NORWAY — 1.00%
Det norske oljeselskap ASA[a,b]	294	1,561
DNO ASA[a,b]	1,728	3,959
Statoil ASA	3,219	60,880

		66,400
POLAND — 0.28%
Grupa Lotos SAa	336	2,705
Lubelski Wegiel Bogdanka SA	96	3,128
Polski Koncern Naftowy Orlen SA	939	12,646

		18,479
PORTUGAL — 0.18%
Galp Energia SGPS SA Class B	975	11,912

		11,912
RUSSIA — 2.05%
LUKOIL OAO	1,407	65,378
NovaTek OAO SP GDR[d]	267	25,231
Rosneft Oil Co. OJSC	3,100	14,647

Security	Shares	Value

Surgutneftegas OJSC	19,200	$11,356
Tatneft OAO Class S	3,900	19,799

		136,411
SOUTH AFRICA — 0.08%
Exxaro Resources Ltd.	531	5,353

		5,353
SOUTH KOREA — 0.29%
S-Oil Corp.	153	5,814
SK Innovation Co. Ltd.	174	13,459

		19,273
SPAIN — 0.96%
Repsol SA	2,847	64,063

		64,063
SWEDEN — 0.13%
Lundin Petroleum ABa,b	591	8,346

		8,346
THAILAND — 0.47%
Bangchak Petroleum PCL NVDR	1,500	1,622
Banpu PCL NVDR	4,500	3,735
Esso (Thailand) PCL NVDR[a]	9,600	1,520
IRPC PCL NVDR	44,700	4,547
PTT Exploration & Production PCL NVDR	3,631	14,984
Thai Oil PCL NVDR	3,900	5,137

		31,545
TURKEY — 0.12%
Tupras Turkiye Petrol Rafinerileri AS	342	7,728

		7,728
UNITED KINGDOM — 16.87%
Afren PLC[a]	2,832	2,295
Amerisur Resources PLC[a]	1,911	1,175
Anglo Pacific Group PLC	318	557
BG Group PLC	9,549	134,618
BP PLC	51,729	340,405
Cairn Energy PLC[a]	1,515	3,856
EnQuest PLC[a]	2,649	2,056
Faroe Petroleum PLC[a]	492	632
Hargreaves Services PLC	81	792
Ophir Energy PLC[a]	1,446	3,290
Premier Oil PLC	1,479	4,331
Royal Dutch Shell PLC Class A	11,001	367,390
Royal Dutch Shell PLC Class B	6,854	238,610
Salamander Energy PLC[a]	727	908
SOCO International PLC[a]	651	2,886
Tullow Oil PLC	2,586	17,252

		1,121,053
UNITED STATES — 50.81%
Abraxas Petroleum Corp.[a]	588	1,955

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2014

Security	Shares	Value

Alpha Natural Resources Inc.[a]	807	$1,679
Anadarko Petroleum Corp.	1,389	109,939
Antero Resources Corp.[a]	147	6,897
Apache Corp.	1,095	70,179
Approach Resources Inc.[a]	138	1,341
Arch Coal Inc.	813	1,805
Bill Barrett Corp.[a]	141	1,428
Bonanza Creek Energy Inc.[a]	69	1,878
Cabot Oil & Gas Corp.	1,194	39,450
Callon Petroleum Co.[a]	297	1,458
Carrizo Oil & Gas Inc.[a]	138	5,446
Chesapeake Energy Corp.	1,506	30,512
Chevron Corp.	5,298	576,793
Cimarex Energy Co.	258	27,077
Clayton Williams Energy Inc.[a]	18	1,043
Cloud Peak Energy Inc.[a]	99	1,155
Cobalt International Energy Inc.[a]	810	7,290
Comstock Resources Inc.	126	1,116
Concho Resources Inc.[a]	315	30,004
ConocoPhillips	3,447	227,743
CONSOL Energy Inc.	684	26,765
Contango Oil & Gas Co.[a]	66	2,231
Continental Resources Inc.[a]	246	10,081
CVR Energy Inc.	48	2,234
Delek US Holdings Inc.	96	2,870
Denbury Resources Inc.	1,092	9,020
Devon Energy Corp.	1,098	64,749
Diamondback Energy Inc.[a]	124	6,994
Energen Corp.	201	12,004
Energy XXI Ltd.	250	1,003
EOG Resources Inc.	1,548	134,243
EQT Corp.	423	38,485
EXCO Resources Inc.	442	1,300
Exxon Mobil Corp.	11,930	1,080,142
Goodrich Petroleum Corp.[a]	129	780
Gulfport Energy Corp.[a]	258	12,314
Halcon Resources Corp.[a]	780	1,771
Hess Corp.	828	60,386
HollyFrontier Corp.	522	21,308
Kodiak Oil & Gas Corp.[a]	846	6,201
Kosmos Energy Ltd.[a]	291	2,427
Laredo Petroleum Inc.[a]	192	2,006
Linn Co. LLC	298	4,890
Magnum Hunter Resources Corp.[a]	483	1,932
Marathon Oil Corp.	1,956	56,568
Marathon Petroleum Corp.	810	72,973
Matador Resources Co.[a]	171	3,008
Memorial Resource Development Corp.[a]	216	4,666
Murphy Oil Corp.	513	24,840
Newfield Exploration Co.[a]	366	9,966
Noble Energy Inc.	996	48,983
Northern Oil and Gas Inc.[a]	255	2,216
Oasis Petroleum Inc.[a]	333	6,121
Occidental Petroleum Corp.	2,205	175,893
PBF Energy Inc.	246	6,952
PDC Energy Inc.[a]	102	3,010
Peabody Energy Corp.	822	8,310
Penn Virginia Corp.[a]	123	631
Pioneer Natural Resources Co.	396	56,719
QEP Resources Inc.	486	9,934
Range Resources Corp.	477	31,315
Resolute Energy Corp.[a]	159	299
Rex Energy Corp.[a]	99	695

Security	Shares	Value

Rosetta Resources Inc.[a]	186	$5,472
RSP Permian Inc.[a]	108	2,350
Sanchez Energy Corp.[a]	141	1,592
SandRidge Energy Inc.[a]	984	2,765
SM Energy Co.	207	8,994
Solazyme Inc.[a]	114	262
Southwestern Energy Co.[a]	963	30,989
Stone Energy Corp.[a]	162	2,560
Swift Energy Co.[a]	243	1,094
Tesoro Corp.	384	29,422
Triangle Petroleum Corp.[a]	303	1,460
Ultra Petroleum Corp.[a]	429	8,516
VAALCO Energy Inc.[a]	414	2,372
Valero Energy Corp.	1,479	71,894
W&T Offshore Inc.	180	1,355
Western Refining Inc.	186	7,646
Whiting Petroleum Corp.[a]	345	14,411
WPX Energy Inc.[a]	534	7,246

		3,375,823

TOTAL COMMON STOCKS (Cost: $7,612,085)		6,531,133

PREFERRED STOCKS — 1.08%

BRAZIL — 0.88%
Petroleo Brasileiro SA	11,700	58,136

		58,136
RUSSIA — 0.20%
Surgutneftegas OJSC	19,200	13,319

		13,319

TOTAL PREFERRED STOCKS (Cost: $157,013)		71,455

WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	20,165	20,165
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	1,146	1,146

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	4,635	$4,635

		25,946

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,946)		25,946

TOTAL INVESTMENTS IN SECURITIES — 99.77% (Cost: $7,795,044)		6,628,534
Other Assets, Less Liabilities — 0.23%		15,587

NET ASSETS — 100.00%		$6,644,121

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AUSTRALIA — 5.67%
Newcrest Mining Ltd.[a]	317,151	$2,798,918

		2,798,918
CANADA — 60.35%
Agnico Eagle Mines Ltd.	91,176	2,133,370
Alacer Gold Corp.	269,598	482,333
Argonaut Gold Inc.[a]	196,238	314,945
AuRico Gold Inc.	205,670	690,828
Barrick Gold Corp.	578,103	6,864,735
Centerra Gold Inc.	151,174	690,740
China Gold International Resources Corp. Ltd.[a]	195,976	403,897
Eldorado Gold Corp.	370,599	2,317,361
Goldcorp Inc.	410,423	8,062,684
Kinross Gold Corp.[a]	714,474	1,986,304
Lake Shore Gold Corp.[a]	476,709	384,628
New Gold Inc.[a]	333,002	1,331,716
Primero Mining Corp.[a]	148,685	614,169
Rio Alto Mining Ltd.[a]	271,956	633,657
SEMAFO Inc.[a]	225,713	651,257
Timmins Gold Corp.[a]	303,396	279,382
Yamana Gold Inc.	542,209	1,963,888

		29,805,894
CHINA — 1.04%
China Precious Metal Resources Holdings Co. Ltd.[a,b]	4,979,000	513,630

		513,630
HONG KONG — 1.18%
G-Resources Group Ltd.[a]	23,187,000	583,039

		583,039
PERU — 2.42%
Cia. de Minas Buenaventura SAA SP ADR	128,904	1,192,362

		1,192,362
SOUTH AFRICA — 12.02%
AngloGold Ashanti Ltd.[a]	240,647	2,152,131
Gold Fields Ltd.	503,695	2,162,243
Harmony Gold Mining Co. Ltd.[a]	340,993	580,952
Sibanye Gold Ltd.[b]	570,636	1,040,902

		5,936,228
TURKEY — 0.70%
Koza Altin Isletmeleri AS	59,343	346,620

		346,620
UNITED KINGDOM — 5.81%
Acacia Mining PLC	19,126	69,759
Centamin PLC	887,001	634,813

Security	Shares	Value

Randgold Resources Ltd.	32,488	$2,163,835

		2,868,407
UNITED STATES — 10.71%
Allied Nevada Gold Corp.[a]	220,735	322,273
Gold Resource Corp.	83,054	298,995
McEwen Mining Inc.[a]	280,733	376,182
Newmont Mining Corp.	233,180	4,290,512

		5,287,962

TOTAL COMMON STOCKS (Cost: $74,009,271)		49,333,060

SHORT-TERM INVESTMENTS — 2.53%

MONEY MARKET FUNDS — 2.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,098,891	1,098,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	62,481	62,481
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	89,598	89,598

		1,250,970

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,250,970)		1,250,970

TOTAL INVESTMENTS IN SECURITIES — 102.43% (Cost: $75,260,241)		50,584,030
Other Assets, Less Liabilities — (2.43)%		(1,199,031)

NET ASSETS — 100.00%		$49,384,999

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

106

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 96.74%

AUSTRALIA — 16.84%
Alumina Ltd.[a]	543,747	$775,028
Arrium Ltd.	653,952	133,956
Atlas Iron Ltd.[b]	190,272	29,231
BC Iron Ltd.[b]	33,984	15,953
BHP Billiton Ltd.	690,624	18,225,722
BlueScope Steel Ltd.[a]	122,619	518,044
Cudeco Ltd.[a,b]	31,872	38,356
Fortescue Metals Group Ltd.	337,538	846,981
Iluka Resources Ltd.	89,856	525,341
Independence Group NL	50,497	181,017
Jacana Minerals Ltd.	6,808	1,356
Lynas Corp. Ltd.[a,b]	670,464	33,762
Metals X Ltd.[a]	48,480	31,447
Mount Gibson Iron Ltd.	142,465	49,854
OZ Minerals Ltd.	65,664	190,550
PanAust Ltd.	109,824	154,194
Rio Tinto Ltd.	93,504	4,716,515
Sandfire Resources NL	19,968	78,056
Sims Metal Management Ltd.[b]	38,402	348,082
Sirius Resources NLa,b	61,056	136,010
Syrah Resources Ltd.[a,b]	23,426	69,979
Western Areas Ltd.	43,201	156,706
Western Desert Resources Ltd.[a]	84,631	1

		27,256,141
AUSTRIA — 0.65%
AMAG Austria Metall AGc	1,152	37,835
Voestalpine AG	24,192	1,007,309

		1,045,144
BELGIUM — 0.31%
NV Bekaert SA	8,640	294,157
Nyrstar NVa,b	61,536	207,818

		501,975
BRAZIL — 1.79%
Companhia Siderurgica Nacional SA	153,600	361,335
Paranapanema SAa	38,600	39,408
Vale SA	275,900	2,495,476

		2,896,219
CANADA — 4.39%
Canam Group Inc.	8,448	74,533
Capstone Mining Corp.[a]	75,649	126,717
Dominion Diamond Corp.[a]	18,048	294,878
Dundee Precious Metals Inc.[a]	25,152	62,866
First Quantum Minerals Ltd.	129,216	2,107,799
HudBay Minerals Inc.	50,880	384,640
Imperial Metals Corp.[a]	10,178	81,228
Ivanhoe Mines Ltd.[a]	108,288	93,069
Labrador Iron Ore Royalty Corp.	14,208	207,840
Lundin Mining Corp.[a]	139,200	665,328

Security	Shares	Value

Major Drilling Group International Inc.	17,210	$99,917
Nevsun Resources Ltd.	42,097	170,197
Sherritt International Corp.	66,240	151,040
Taseko Mines Ltd.[a]	44,736	56,889
Teck Resources Ltd. Class B	121,728	1,883,168
Thompson Creek Metals Co. Inc.[a]	42,432	70,704
Turquoise Hill Resources Ltd.[a,b]	173,184	565,003

		7,095,816
CHILE — 0.08%
CAP SA	17,786	122,113

		122,113
CHINA — 1.41%
Aluminum Corp. of China Ltd. Class Ha,b	628,000	272,903
China Metal Recycling Holdings Ltd.[a]	132,000	—
China Rare Earth Holdings Ltd.[a]	384,000	51,992
China Vanadium Titano-Magnetite Mining Co. Ltd.	192,000	19,559
Chongqing Iron & Steel Co. Ltd. Class Ha	244,000	57,893
CITIC Dameng Holdings Ltd.[a]	192,000	15,350
Fosun International Ltd.	384,000	468,921
Honbridge Holdings Ltd.[a]	384,000	63,876
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	384,000	123,296
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	32,774	29,267
Jiangxi Copper Co. Ltd. Class H	314,000	563,621
MMG Ltd.	768,000	266,399
North Mining Shares Co. Ltd.[a,b]	1,750,000	82,366
Shougang Concord International Enterprises Co. Ltd.[a]	1,152,000	52,735
Shougang Fushan Resources Group Ltd.[b]	384,000	92,101
Tiangong International Co. Ltd.[b]	384,000	82,197
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	192,000	39,613

		2,282,089
FINLAND — 0.16%
Outokumpu OYJ[a,b]	42,433	253,175

		253,175
FRANCE — 1.93%
APERAM SAa	10,944	351,588
ArcelorMittal	216,000	2,656,411
Eramet[a]	1,152	113,369

		3,121,368
GERMANY — 2.03%
Aurubis AG	7,296	403,115
Salzgitter AG	8,832	292,932
ThyssenKrupp AGa	97,536	2,586,896

		3,282,943
GREECE — 0.08%
Mytilineos Holdings SAa	16,804	125,483

		125,483

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2014

Security	Shares	Value

HONG KONG — 0.02%
IRC Ltd.[a]	384,000	$28,719

		28,719
INDIA — 1.51%
Sesa Sterlite Ltd. SP ADR	93,609	1,379,796
Tata Steel Ltd. SP GDR[d]	140,160	1,069,421

		2,449,217
INDONESIA — 0.12%
PT Aneka Tambang (Persero) Tbk	864,000	69,381
PT Krakatau Steel (Persero) Tbk[a]	1,137,400	42,685
PT Timah (Persero) Tbk	774,067	77,698

		189,764
JAPAN — 8.58%
Asahi Holdings Inc.	12,200	177,832
Dowa Holdings Co. Ltd.	43,000	355,782
Hitachi Metals Ltd.	31,000	536,235
JFE Holdings Inc.	115,200	2,451,343
Kobe Steel Ltd.	768,000	1,223,002
Maruichi Steel Tube Ltd.	12,200	267,879
Mitsubishi Materials Corp.	291,000	914,547
Mitsui Mining & Smelting Co. Ltd.	122,000	313,519
Neturen Co. Ltd.	12,200	82,748
Nippon Denko Co. Ltd.	38,400	97,064
Nippon Light Metal Holdings Co. Ltd.	211,200	318,530
Nippon Steel & Sumitomo Metal Corp.	1,536,400	3,958,639
Nippon Yakin Kogyo Co. Ltd.[a,b]	38,400	91,887
Nisshin Steel Co. Ltd.	19,200	180,377
OSAKA Titanium Technologies Co. Ltd.	12,200	218,949
Sumitomo Metal Mining Co. Ltd.	111,000	1,699,347
Toho Titanium Co. Ltd.[a]	19,200	117,447
Tokyo Steel Manufacturing Co. Ltd.	38,400	204,481
TOPY Industries Ltd.	52,000	95,075
UACJ Corp.	83,386	245,201
Yamato Kogyo Co. Ltd.	12,200	342,301

		13,892,185
MALAYSIA — 0.06%
Press Metal Bhd	101,200	101,424

		101,424
MEXICO — 1.97%
Grupo Mexico SAB de CV Series B	825,600	2,706,116
Grupo Simec SAB de CV Series Ba,b	19,200	70,641
Industrias CH SAB de CV Series Ba,b	34,600	178,728
Minera Frisco SAB de CV Series A1[a,b]	134,400	227,614

		3,183,099
NORWAY — 1.05%
Norsk Hydro ASA	290,304	1,702,247

		1,702,247

Security	Shares	Value

PERU — 0.66%
Southern Copper Corp.	35,904	$1,075,325

		1,075,325
PHILIPPINES — 0.11%
Atlas Consolidated Mining & Development Corp.	192,000	48,657
Nickel Asia Corp.	134,400	128,100

		176,757
POLAND — 0.72%
Jastrzebska Spolka Weglowa SAa,b	11,905	74,185
KGHM Polska Miedz SA	29,952	1,097,542

		1,171,727
RUSSIA — 1.83%
Alrosa AO	403,200	385,902
Mechel OAO SP ADR[a]	31,296	24,029
MMC Norilsk Nickel OJSC	11,904	2,125,383
Severstal OAO	46,080	423,427

		2,958,741
SINGAPORE — 0.04%
Midas Holdings Ltd.[b]	314,000	66,245

		66,245
SOUTH AFRICA — 1.50%
African Rainbow Minerals Ltd.	24,000	290,220
Anglo American Platinum Ltd.[a]	11,520	388,467
ArcelorMittal South Africa Ltd.[a]	42,624	105,147
Assore Ltd.	7,680	125,443
Impala Platinum Holdings Ltd.[a]	114,816	838,474
Kumba Iron Ore Ltd.	14,400	335,946
Merafe Resources Ltd.	342,913	30,422
Northam Platinum Ltd.[a]	75,072	237,180
Royal Bafokeng Platinum Ltd.[a]	15,744	81,524

		2,432,823
SOUTH KOREA — 3.73%
Dongkuk Steel Mill Co. Ltd.	12,742	71,993
Hyundai BNG Steel Co. Ltd.[a]	2,113	32,898
Hyundai Hysco Co. Ltd.	2,074	136,276
Hyundai Steel Co.	15,806	913,023
KISCO Corp.	1,360	40,507
KISWIRE Ltd.	1,360	68,249
Korea Zinc Co. Ltd.	1,920	740,828
Poongsan Corp.	4,224	101,602
Poongsan Holdings Corp.	1,360	53,273
POSCO	13,286	3,627,434
POSCO Chemtech Co. Ltd.	576	75,226
SeAH Besteel Corp.	3,280	98,286
SeAH Holdings Corp.	192	29,287
SeAH Steel Corp.	698	54,557

		6,043,439

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2014

Security	Shares	Value

SPAIN — 0.33%
Acerinox SA	25,728	$392,263
Tubacex SA	20,544	89,511
Tubos Reunidos SA	17,282	45,890

		527,664
SWEDEN — 0.99%
Boliden AB	58,176	984,987
SSAB AB Class Aa,b	54,072	384,365
SSAB AB Class Ba	37,056	233,732

		1,603,084
SWITZERLAND — 0.10%
Schmolz + Bickenbach AG Registered[a]	126,336	165,214

		165,214
TAIWAN — 1.89%
China Metal Products Co. Ltd.	127,011	96,446
China Steel Corp.	2,543,612	2,145,190
Chun Yuan Steel Industrial Co. Ltd.	192,040	70,431
Chung Hung Steel Corp.[a]	192,000	44,111
Feng Hsin Iron & Steel Co. Ltd.	122,000	151,379
Gloria Material Technology Corp.	128,201	85,543
Ta Chen Stainless Pipe Co. Ltd.	192,300	123,032
Ton Yi Industrial Corp.	192,000	103,918
Tung Ho Steel Enterprise Corp.	192,000	144,554
YC INOX Co. Ltd.	122,000	98,160

		3,062,764
THAILAND — 0.05%
STP & I PCL NVDR[b]	134,400	88,413

		88,413
TURKEY — 0.58%
Borusan Mannesmann Boru Sanayi ve TAS	9,083	30,152
Eregli Demir ve Celik Fabrikalari TAS	310,659	631,939
Izmir Demir Celik Sanayi ASa	20,428	25,891
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	33,429	39,052
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	165,814	159,300
Koza Anadolu Metal Madencilik Isletmeleri ASa	37,350	29,144
Park Elektrik Uretim Madencilik Sanayi ve TAS	11,150	20,720

		936,198
UNITED KINGDOM — 26.87%
African Minerals Ltd.[a,b]	69,505	10,885
Anglo American PLC	299,712	6,202,647
Antofagasta PLC	82,944	957,322
BHP Billiton PLC	452,544	10,751,082
Evraz PLC	84,483	197,531
Ferrexpo PLC	49,537	53,063
Gem Diamonds Ltd.[a]	23,040	64,045
Glencore PLC	2,281,728	11,448,858
KAZ Minerals PLC[a,b]	59,329	219,459
Lonmin PLC[a,b]	98,880	269,441
Petra Diamonds Ltd.[a]	84,864	262,480
Rio Tinto PLC	273,600	12,822,007

Security	Shares	Value

Vedanta Resources PLC	20,352	$232,508

		43,491,328
UNITED STATES — 14.36%
AK Steel Holding Corp.[a]	37,824	223,918
Alcoa Inc.	253,248	4,378,658
Allegheny Technologies Inc.	23,616	795,623
Carpenter Technology Corp.	11,712	590,519
Century Aluminum Co.[a]	11,904	329,146
Cliffs Natural Resources Inc.[b]	31,488	287,171
Commercial Metals Co.	24,384	398,434
Compass Minerals International Inc.	7,296	635,117
Freeport-McMoRan Inc.	222,720	5,980,032
Globe Specialty Metals Inc.	13,056	226,260
Haynes International Inc.	2,618	117,522
Horsehead Holding Corp.[a]	11,136	173,944
Kaiser Aluminum Corp.	3,840	279,475
Materion Corp.	4,154	144,435
Molycorp Inc.[a,b]	42,433	42,009
Nucor Corp.	68,736	3,686,312
Reliance Steel & Aluminum Co.	16,896	1,080,330
RTI International Metals Inc.[a]	5,952	136,479
Schnitzer Steel Industries Inc. Class A	5,760	131,328
Steel Dynamics Inc.	51,840	1,168,474
Stillwater Mining Co.[a,b]	26,112	342,851
SunCoke Energy Inc.	15,168	308,365
TimkenSteel Corp.	8,064	287,240
United States Steel Corp.	31,680	1,056,528
Worthington Industries Inc.	11,520	434,419

		23,234,589

TOTAL COMMON STOCKS (Cost: $175,477,439)		156,563,432

PREFERRED STOCKS — 3.04%

BRAZIL — 3.04%
Bradespar SA	50,600	296,208
Companhia de Ferro Ligas da Bahia — Ferbasa	12,200	41,581
Gerdau SA	192,000	812,407
Metalurgica Gerdau SA	76,800	387,272
Usinas Siderurgicas de Minas Gerais SA Class A	96,000	193,785
Vale SA Class A	410,200	3,184,721

		4,915,974

TOTAL PREFERRED STOCKS (Cost: $8,852,752)		4,915,974

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	3,807,241	3,807,241
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	216,474	216,474

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	219,259	$219,259

		4,242,974

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,242,974)		4,242,974

TOTAL INVESTMENTS IN SECURITIES — 102.40% (Cost: $188,573,165)		165,722,380
Other Assets, Less Liabilities — (2.40)%		(3,890,280)

NET ASSETS — 100.00%		$161,832,100

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AUSTRALIA — 0.17%
Alcyone Resources Ltd.[a]	26,593,384	$22,697

		22,697
CANADA — 59.08%
Alexco Resource Corp.[a]	249,705	166,434
Endeavour Silver Corp.[a]	99,630	262,127
Excellon Resources Inc.[a]	217,035	114,204
First Majestic Silver Corp.[a]	89,565	356,610
Fortuna Silver Mines Inc.[a]	102,990	402,837
GoGold Resources Inc.[a]	142,560	185,037
Great Panther Silver Ltd.[a]	226,860	177,071
Klondex Mines Ltd.[a]	136,140	218,493
MAG Silver Corp.[a]	52,695	334,586
Mandalay Resources Corp.	382,950	275,395
Minco Silver Corp.[a]	183,630	122,393
Pan American Silver Corp.	61,740	573,948
Scorpio Mining Corp.[a]	749,355	161,010
Silver Standard Resources Inc.[a]	68,430	345,676
Silver Wheaton Corp.	150,645	2,983,174
Silvercorp Metals Inc.[b]	188,025	253,943
Tahoe Resources Inc.[a]	36,285	565,476
US Silver & Gold Inc.[a]	423,915	144,992
Wildcat Silver Corp.[a]	381,660	140,581

		7,783,987
HONG KONG — 3.53%
G-Resources Group Ltd.[a,b]	18,495,000	465,058

		465,058
MEXICO — 10.01%
Industrias Penoles SAB de CV	60,300	1,319,119

		1,319,119
PERU — 4.50%
Cia. de Minas Buenaventura SAA SP ADR	64,005	592,046

		592,046
UNITED KINGDOM — 10.98%
Arian Silver Corp.[a]	277,515	169,495
Fresnillo PLC	90,990	1,014,564
Hochschild Mining PLC[a]	178,440	262,121
Patagonia Gold PLC[b]	131,868	258

		1,446,438
UNITED STATES — 11.51%
Coeur Mining Inc.[a]	87,300	358,803
Golden Minerals Co.[a]	215,670	132,659
Hecla Mining Co.	246,555	581,870
McEwen Mining Inc.[a]	211,860	283,892

Security	Shares	Value

Paramount Gold and Silver Corp.[a]	241,230	$159,212

		1,516,436

TOTAL COMMON STOCKS
(Cost: $17,505,776)		13,145,781

SHORT-TERM INVESTMENTS — 3.41%

MONEY MARKET FUNDS — 3.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	347,575	347,575
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	19,763	19,763
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	81,790	81,790

		449,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $449,128)		449,128

TOTAL INVESTMENTS IN SECURITIES — 103.19%
(Cost: $17,954,904)		13,594,909
Other Assets, Less Liabilities — (3.19)%		(420,170)

NET ASSETS — 100.00%		$13,174,739

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.35%

AIRLINES — 0.67%
Cathay Pacific Airways Ltd.	10,360,000	$22,817,382

		22,817,382
COMMERCIAL BANKS — 7.69%
Bank of East Asia Ltd. (The)	10,360,010	43,417,192
BOC Hong Kong (Holdings) Ltd.	31,080,000	109,811,992
Hang Seng Bank Ltd.[a]	6,423,200	107,011,920

		260,241,104
DIVERSIFIED FINANCIAL SERVICES — 6.26%
First Pacific Co. Ltd.	20,720,999	21,856,579
Hong Kong Exchanges and Clearing Ltd.	8,729,800	190,130,654

		211,987,233
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.49%
HKT Trust & HKT Ltd.	22,792,500	28,362,041
PCCW Ltd.	33,152,169	22,229,694

		50,591,735
ELECTRIC UTILITIES — 8.11%
Cheung Kong Infrastructure Holdings Ltd.	4,144,000	30,672,547
CLP Holdings Ltd.[a]	15,540,200	135,162,668
Power Assets Holdings Ltd.	11,396,000	108,816,737

		274,651,952
FOOD PRODUCTS — 0.53%
WH Group Ltd.[b],c	30,044,000	17,782,329

		17,782,329
GAS UTILITIES — 3.63%
Hong Kong and China Gas Co. Ltd. (The)	51,800,788	122,772,209

		122,772,209
HOTELS, RESTAURANTS & LEISURE — 10.56%
Galaxy Entertainment Group Ltd.[a]	18,749,000	128,015,416
MGM China Holdings Ltd.[a]	7,459,488	22,556,414
Sands China Ltd.	19,891,200	119,142,004
Shangri-La Asia Ltd.	8,288,000	11,478,159
SJM Holdings Ltd.[a]	16,576,000	32,916,880
Wynn Macau Ltd.[a]	13,260,800	43,262,184

		357,371,057
HOUSEHOLD DURABLES — 1.08%
Techtronic Industries Co. Ltd.	11,396,147	36,444,158

		36,444,158

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 7.59%
Hutchison Whampoa Ltd.	18,648,800	$233,741,246
NWS Holdings Ltd.	12,432,000	23,020,441

		256,761,687
INSURANCE — 17.11%
AIA Group Ltd.	100,284,800	579,337,078

		579,337,078
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.51%
Link REIT (The)	18,648,000	118,789,323

		118,789,323
REAL ESTATE MANAGEMENT & DEVELOPMENT — 26.73%
Cheung Kong (Holdings) Ltd.	12,432,000	228,120,387
Hang Lung Properties Ltd.	18,648,000	56,028,163
Henderson Land Development Co. Ltd.[a]	8,775,601	58,843,488
Hysan Development Co. Ltd.[a]	6,216,000	28,735,474
Kerry Properties Ltd.	5,180,000	18,669,375
New World Development Co. Ltd.	41,440,066	49,482,271
Sino Land Co. Ltd.	24,864,000	40,782,731
Sun Hung Kai Properties Ltd.	13,127,000	191,953,810
Swire Pacific Ltd. Class A	5,180,000	71,204,126
Swire Properties Ltd.[a]	9,531,200	29,619,848
Wharf Holdings Ltd. (The)[a]	12,432,150	89,694,235
Wheelock and Co. Ltd.	8,288,357	41,682,260

		904,816,168
ROAD & RAIL — 1.48%
MTR Corp. Ltd.	12,432,083	49,936,736

		49,936,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.62%
ASM Pacific Technology Ltd.[a]	2,072,000	21,094,055

		21,094,055
TEXTILES, APPAREL & LUXURY GOODS — 2.29%
Li & Fung Ltd.[a]	49,728,000	55,274,708
Yue Yuen Industrial Holdings Ltd.	6,216,000	22,283,017

		77,557,725

TOTAL COMMON STOCKS
(Cost: $3,189,495,581)		3,362,951,931

RIGHTS — 0.00%

HOTELS, RESTAURANTS & LEISURE — 0.00%
Shangri-La Asia Ltd.[c]	1,782,857	77,016

		77,016

TOTAL RIGHTS
(Cost: $0)		77,016

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.84%

MONEY MARKET FUNDS — 1.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	58,289,214	$58,289,214
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	3,314,229	3,314,229
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	767,897	767,897

		62,371,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,371,340)		62,371,340

TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $3,251,866,921)		3,425,400,287
Other Assets, Less Liabilities — (1.19)%		(40,265,082)

NET ASSETS — 100.00%		$3,385,135,205

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	140	Dec. 2014	Hong Kong Futures	$21,645,390	$479,439

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.57%
Elbit Systems Ltd.	55,692	$3,227,839

		3,227,839
CHEMICALS — 9.87%
Frutarom	89,336	2,303,538
Israel Chemicals Ltd.	1,030,432	7,032,402
Israel Corp. Ltd. (The)[a,b]	6,292	3,083,364

		12,419,304
COMMERCIAL BANKS — 24.68%
Bank Hapoalim BM	2,464,800	12,280,998
Bank Leumi le-Israel BMa	3,086,148	10,879,432
First International Bank of Israel Ltd.	58,708	812,175
Israel Discount Bank Ltd. Class Aa	2,193,673	3,581,828
Mizrahi Tefahot Bank Ltd.[a]	329,836	3,490,798

		31,045,231
COMMUNICATIONS EQUIPMENT — 0.60%
Ituran Location and Control Ltd.	35,308	758,684

		758,684
CONSTRUCTION & ENGINEERING — 1.25%
Electra (Israel) Ltd.	4,108	499,166
Shikun & Binui Ltd.	470,808	1,066,372

		1,565,538
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.29%
B Communications Ltd.	23,244	450,794
Bezeq The Israel Telecommunication Corp. Ltd.	3,512,236	6,208,771

		6,659,565
ELECTRICAL EQUIPMENT — 0.70%
Ormat Industries Ltd.	130,728	883,125

		883,125
FOOD & STAPLES RETAILING — 0.81%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	14,768	613,818
Shufersal Ltd.	177,840	409,831

		1,023,649
FOOD PRODUCTS — 2.46%
Osem Investment Ltd.	83,044	1,574,333
Strauss Group Ltd.	91,312	1,517,884

		3,092,217

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.12%
Discount Investment Corp. Ltd. Registered	59,280	$152,550

		152,550
INSURANCE — 3.73%
Clal Insurance Enterprises Holdings Ltd.[a]	44,772	663,608
Harel Insurance Investments & Financial Services Ltd.	252,148	1,225,288
IDI Insurance Co. Ltd.	14,196	474,584
Menorah Mivtachim Holdings Ltd.	63,960	649,512
Migdal Insurance & Financial Holdings Ltd.	937,664	1,224,285
Phoenix Holdings Ltd.	156,261	457,043

		4,694,320
IT SERVICES — 0.30%
MATRIX IT Ltd.	81,380	372,699

		372,699
MACHINERY — 0.23%
Plasson Industries Ltd.	8,112	289,714

		289,714
OIL, GAS & CONSUMABLE FUELS — 5.29%
Delek Group Ltd. (The)	11,024	3,733,497
Naphtha Israel Petroleum Corp. Ltd.[a]	78,105	476,130
Oil Refineries Ltd.[a]	2,621,736	750,682
Paz Oil Co. Ltd.	12,324	1,691,325

		6,651,634
PHARMACEUTICALS — 23.85%
Teva Pharmaceutical Industries Ltd.	527,592	29,996,507

		29,996,507
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.04%
Africa Israel Investments Ltd.[a]	251,212	367,319
Africa Israel Properties Ltd.	29,277	449,259
Airport City Ltd.[a]	78,052	671,661
AL-ROV (Israel) Ltd.[a]	9,360	236,401
Alony Hetz Properties & Investments Ltd.	192,920	1,297,815
Alrov Properties and Lodgings Ltd.[a]	10,348	187,149
Amot Investments Ltd.	211,952	658,543
Bayside Land Corp. Ltd.	1,508	400,833
Gazit Globe Ltd.	210,288	2,454,871
Jerusalem Economy Ltd.	45,812	282,211
Jerusalem Oil Exploration Ltd.[a]	20,488	728,050
Melisron Ltd.	36,245	967,119
Nitsba Holdings (1995) Ltd.[a]	59,488	836,855
Norstar Holdings Inc.	23,556	576,813

		10,114,899
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.96%
EZchip Semiconductor Ltd.[a]	66,924	1,314,578
Tower Semiconductor Ltd.[a]	89,856	1,155,015

		2,469,593

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2014

Security	Shares	Value

SOFTWARE — 4.89%
NICE-Systems Ltd.	129,792	$6,153,931

		6,153,931
SPECIALTY RETAIL — 0.68%
Delek Automotive Systems Ltd.	83,096	849,807

		849,807
TEXTILES, APPAREL & LUXURY GOODS — 0.46%
Delta-Galil Industries Ltd.	21,060	577,075

		577,075
WIRELESS TELECOMMUNICATION SERVICES — 2.01%
Cellcom Israel Ltd.[a]	135,044	1,260,494
Partner Communications Co. Ltd.[a]	208,208	1,270,317

		2,530,811

TOTAL COMMON STOCKS
(Cost: $148,508,590)		125,528,692

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	227,943	227,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	12,961	12,961
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,487	5,487

		246,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $246,391)		246,391

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $148,754,981)		125,775,083
Other Assets, Less Liabilities — 0.01%		17,843

NET ASSETS — 100.00%		$125,792,926

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 2.39%
Finmeccanica SpA[a]	2,388,585	$23,226,283

		23,226,283
AUTO COMPONENTS — 2.19%
Pirelli & C. SpA	1,500,315	21,340,889

		21,340,889
AUTOMOBILES — 4.49%
Fiat Chrysler Automobiles[a,b]	3,495,225	43,703,929

		43,703,929
CAPITAL MARKETS — 2.86%
Mediobanca SpA	3,095,895	27,788,374

		27,788,374
COMMERCIAL BANKS — 25.36%
Banca Monte dei Paschi di Siena SpA[a]	26,178,009	21,179,989
Banco Popolare SCa	1,948,365	26,936,817
Intesa Sanpaolo SpA	27,390,210	84,613,776
Intesa Sanpaolo SpA RNC	2,957,565	7,978,770
UniCredit SpA	10,022,400	74,279,334
Unione di Banche Italiane SpA	4,126,410	31,791,079

		246,779,765
DIVERSIFIED FINANCIAL SERVICES — 2.53%
Exor SpA	552,015	24,636,461

		24,636,461
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.33%
Telecom Italia SpA[a]	27,184,455	30,703,879
Telecom Italia SpA RNC	12,921,675	11,477,521

		42,181,400
ELECTRIC UTILITIES — 10.87%
Enel SpA	14,971,395	72,416,646
Terna Rete Elettrica Nazionale SpA	6,900,840	33,413,779

		105,830,425
ELECTRICAL EQUIPMENT — 2.27%
Prysmian SpA	1,225,830	22,082,208

		22,082,208
ENERGY EQUIPMENT & SERVICES — 4.23%
Saipem SpA[a]	469,365	6,734,889
Tenaris SA	2,076,255	34,425,222

		41,160,111

Security	Shares	Value

GAS UTILITIES — 4.50%
Snam SpA	8,236,290	$43,781,762

		43,781,762
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.80%
Enel Green Power SpA	3,227,265	7,785,025

		7,785,025
INSURANCE — 6.98%
Assicurazioni Generali SpA	2,275,920	49,340,209
UnipolSai SpA	6,501,075	18,640,494

		67,980,703
MACHINERY — 3.44%
CNH Industrial NV	4,265,175	33,471,641

		33,471,641
OIL, GAS & CONSUMABLE FUELS — 13.89%
Eni SpA	6,746,415	135,155,381

		135,155,381
TEXTILES, APPAREL & LUXURY GOODS — 4.04%
Luxottica Group SpA	733,845	39,338,447

		39,338,447
TRANSPORTATION INFRASTRUCTURE — 4.52%
Atlantia SpA	1,740,870	44,012,770

		44,012,770

TOTAL COMMON STOCKS
(Cost: $1,126,610,239)		970,255,574

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	18,708,516	18,708,516
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,063,738	1,063,738

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	112,902	$112,902

		19,885,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,885,156)		19,885,156

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $1,146,495,395)		990,140,730
Other Assets, Less Liabilities — (1.73)%		(16,847,834)

NET ASSETS — 100.00%		$973,292,896

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

117

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.21%

AIR FREIGHT & LOGISTICS — 0.32%
Yamato Holdings Co. Ltd.	2,249,000	$50,736,803

		50,736,803
AIRLINES — 0.27%
ANA Holdings Inc.[a]	6,747,000	16,610,974
Japan Airlines Co. Ltd.	899,600	26,453,250

		43,064,224
AUTO COMPONENTS — 3.32%
Aisin Seiki Co. Ltd.	1,124,700	40,227,084
Bridgestone Corp.	3,823,300	131,416,374
Denso Corp.	2,923,700	136,546,902
Koito Manufacturing Co. Ltd.	674,700	21,175,865
NGK Spark Plug Co. Ltd.	674,700	20,294,721
NHK Spring Co. Ltd.	899,600	7,791,960
NOK Corp.	674,700	16,889,529
Stanley Electric Co. Ltd.	739,500	16,069,179
Sumitomo Electric Industries Ltd.	4,498,000	58,496,550
Sumitomo Rubber Industries Inc.	1,124,500	17,130,185
Toyoda Gosei Co. Ltd.	449,800	8,807,644
Toyota Industries Corp.	899,600	44,947,786

		519,793,779
AUTOMOBILES — 11.62%
Daihatsu Motor Co. Ltd.	899,600	12,332,217
Fuji Heavy Industries Ltd.	3,598,400	130,917,060
Honda Motor Co. Ltd.	9,445,800	284,245,479
Isuzu Motors Ltd.	3,373,500	44,028,744
Mazda Motor Corp.	3,148,600	81,324,795
Mitsubishi Motors Corp.	3,823,300	39,300,889
Nissan Motor Co. Ltd.	14,843,400	138,635,117
Suzuki Motor Corp.	2,249,000	71,050,474
Toyota Motor Corp.	15,967,900	984,026,799
Yamaha Motor Co. Ltd.	1,574,300	33,466,393

		1,819,327,967
BEVERAGES — 0.94%
Asahi Group Holdings Ltd.	2,024,100	63,143,870
Kirin Holdings Co. Ltd.	4,722,900	60,625,506
Suntory Beverage & Food Ltd.	674,700	23,819,295

		147,588,671
BUILDING PRODUCTS — 1.16%
Asahi Glass Co. Ltd.	6,747,000	32,573,881
Daikin Industries Ltd.	1,349,400	89,535,535
LIXIL Group Corp.	1,574,300	33,479,658
TOTO Ltd.	2,249,000	26,851,186

		182,440,260

Security	Shares	Value

CAPITAL MARKETS — 1.36%
Daiwa Securities Group Inc.	8,996,000	$72,303,024
Nomura Holdings Inc.	20,915,700	125,827,272
SBI Holdings Inc.	1,349,410	15,576,456

		213,706,752
CHEMICALS — 3.74%
Air Water Inc.	78,000	1,265,771
Asahi Kasei Corp.	6,747,000	58,667,093
Daicel Corp.	2,249,000	25,884,771
Hitachi Chemical Co. Ltd.	674,700	12,489,497
JSR Corp.	1,124,500	20,114,703
Kaneka Corp.	2,249,000	11,900,173
Kansai Paint Co. Ltd.	203,000	3,234,385
Kuraray Co. Ltd.	2,024,100	24,643,590
Mitsubishi Chemical Holdings Corp.	7,871,500	40,556,281
Mitsubishi Gas Chemical Co. Inc.	2,249,000	12,866,588
Mitsui Chemicals Inc.	4,498,000	12,582,348
Nippon Paint Holdings Co. Ltd.	800,000	20,693,432
Nitto Denko Corp.	899,600	47,471,835
Shin-Etsu Chemical Co. Ltd.	2,473,900	166,545,570
Sumitomo Chemical Co. Ltd.	8,996,000	34,032,978
Taiyo Nippon Sanso Corp.[a]	907,000	10,683,625
Teijin Ltd.	4,498,000	12,203,362
Toray Industries Inc.	8,996,000	70,718,861

		586,554,863
COMMERCIAL BANKS — 9.07%
Aozora Bank Ltd.	6,747,000	21,943,312
Bank of Kyoto Ltd. (The)	2,249,000	18,911,421
Bank of Yokohama Ltd. (The)	6,813,000	38,403,311
Chiba Bank Ltd. (The)	4,498,000	29,902,026
Chugoku Bank Ltd. (The)	224,900	3,151,272
Fukuoka Financial Group Inc.	4,504,000	24,553,128
Gunma Bank Ltd. (The)	2,249,000	13,378,220
Hachijuni Bank Ltd. (The)	2,249,000	13,757,206
Hiroshima Bank Ltd. (The)	2,249,000	10,876,909
Hokuhoku Financial Group Inc.	6,747,000	13,643,510
Iyo Bank Ltd. (The)	2,249,000	23,269,765
Joyo Bank Ltd. (The)	4,498,000	22,701,285
Mitsubishi UFJ Financial Group Inc.	73,767,280	426,623,929
Mizuho Financial Group Inc.	132,016,380	227,470,613
Resona Holdings Inc.	12,594,400	67,999,255
Seven Bank Ltd.	3,598,400	15,614,239
Shinsei Bank Ltd.	8,996,000	16,902,793
Shizuoka Bank Ltd. (The)	3,005,000	28,914,437
Sumitomo Mitsui Financial Group Inc.	7,421,700	279,834,078
Sumitomo Mitsui Trust Holdings Inc.	20,241,320	84,147,679
Suruga Bank Ltd.	2,024,100	38,457,644
Yamaguchi Financial Group Inc.	73,000	731,938

		1,421,187,970
COMMERCIAL SERVICES & SUPPLIES — 0.79%
Dai Nippon Printing Co. Ltd.	2,249,000	19,764,140
Park24 Co. Ltd.	674,700	10,238,318
Secom Co. Ltd.	1,124,500	65,034,065
Toppan Printing Co. Ltd.	4,498,000	28,992,459

		124,028,982

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 3.08%
Brother Industries Ltd.	1,349,400	$25,217,755
Canon Inc.	6,522,150	208,905,533
FUJIFILM Holdings Corp.	2,698,800	89,490,057
Konica Minolta Holdings Inc.	3,373,500	39,338,788
NEC Corp.	13,490,000	42,396,006
Ricoh Co. Ltd.	4,048,200	43,846,831
Seiko Epson Corp.	674,700	32,573,880

		481,768,850
CONSTRUCTION & ENGINEERING — 0.84%
Chiyoda Corp.	235,000	2,075,073
JGC Corp.	860,000	18,502,843
Kajima Corp.	4,498,000	17,774,462
Obayashi Corp.	4,498,000	28,044,993
Shimizu Corp.	4,498,000	30,697,898
Taisei Corp.	6,747,000	35,245,734

		132,341,003
CONSTRUCTION MATERIALS — 0.14%
Taiheiyo Cement Corp.	6,747,000	21,147,441

		21,147,441
CONSUMER FINANCE — 0.25%
Acom Co. Ltd.[a,b]	2,473,900	7,399,710
AEON Financial Service Co. Ltd.	674,770	14,565,958
Credit Saison Co. Ltd.	899,600	16,842,155

		38,807,823
CONTAINERS & PACKAGING — 0.05%
Toyo Seikan Group Holdings Ltd.	674,700	8,151,997

		8,151,997
DIVERSIFIED CONSUMER SERVICES — 0.09%
Benesse Holdings Inc.	449,800	13,700,358

		13,700,358
DIVERSIFIED FINANCIAL SERVICES — 1.01%
Japan Exchange Group Inc.	1,574,300	40,390,475
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,598,400	16,978,590
ORIX Corp.	7,646,600	100,861,544

		158,230,609
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.77%
Nippon Telegraph and Telephone Corp.	2,249,500	120,373,885

		120,373,885
ELECTRIC UTILITIES — 1.41%
Chubu Electric Power Co. Inc.[b]	3,823,300	44,712,815
Chugoku Electric Power Co. Inc. (The)	1,799,200	23,224,286
Hokuriku Electric Power Co.	899,600	11,513,607
Kansai Electric Power Co. Inc. (The)[b]	4,273,100	42,880,415
Kyushu Electric Power Co. Inc.[b]	2,473,900	25,346,610

Security	Shares	Value

Shikoku Electric Power Co. Inc.[b]	899,600	$11,240,736
Tohoku Electric Power Co. Inc.	2,698,800	31,266,377
Tokyo Electric Power Co. Inc.[b]	8,546,200	31,251,218

		221,436,064
ELECTRICAL EQUIPMENT — 1.52%
Fuji Electric Co. Ltd.	2,249,000	9,872,596
Mabuchi Motor Co. Ltd.	224,900	17,926,056
Mitsubishi Electric Corp.	11,245,000	135,156,022
Nidec Corp.	1,124,500	74,584,522

		237,539,196
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.53%
Citizen Holdings Co. Ltd.	1,574,300	12,176,833
Hamamatsu Photonics K.K.	449,800	22,739,183
Hirose Electric Co. Ltd.	224,900	28,423,979
Hitachi High-Technologies Corp.	449,800	12,999,233
Hitachi Ltd.	29,237,000	225,771,669
Hoya Corp.	2,473,900	87,962,742
IBIDEN Co. Ltd.	674,700	10,022,295
Japan Display Inc.[a,b]	2,249,000	7,428,133
Keyence Corp.	234,326	108,233,992
Kyocera Corp.	1,799,200	88,091,597
Murata Manufacturing Co. Ltd.	1,124,500	121,512,512
Nippon Electric Glass Co. Ltd.	2,249,500	10,291,768
Omron Corp.	1,124,500	52,300,122
Shimadzu Corp.	236,000	2,334,448
TDK Corp.	674,700	40,646,291
Yaskawa Electric Corp.[a]	1,574,300	20,427,367
Yokogawa Electric Corp.	1,124,500	14,155,142

		865,517,306
FOOD & STAPLES RETAILING — 1.53%
Aeon Co. Ltd.	3,598,400	35,867,272
FamilyMart Co. Ltd.	449,800	16,599,604
Lawson Inc.	449,800	27,741,804
Seven & I Holdings Co. Ltd.	4,273,180	159,409,399

		239,618,079
FOOD PRODUCTS — 1.42%
Ajinomoto Co. Inc.	4,498,000	83,964,435
Calbee Inc.	225,200	7,798,559
Kikkoman Corp.	1,019,000	24,246,164
MEIJI Holdings Co. Ltd.	449,828	40,364,563
NH Foods Ltd.	94,000	1,887,366
Nisshin Seifun Group Inc.	1,225,375	12,131,404
Nissin Foods Holdings Co. Ltd.	449,800	22,549,691
Toyo Suisan Kaisha Ltd.	188,000	6,367,780
Yakult Honsha Co. Ltd.	449,800	23,876,143

		223,186,105
GAS UTILITIES — 0.82%
Osaka Gas Co. Ltd.	11,245,000	43,005,481
Toho Gas Co. Ltd.	2,249,000	11,805,426
Tokyo Gas Co. Ltd.	13,494,000	73,583,998

		128,394,905

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.82%
Olympus Corp.[b]	1,349,700	$49,127,556
Sysmex Corp.	899,600	38,656,612
Terumo Corp.	1,777,900	40,445,971

		128,230,139
HEALTH CARE PROVIDERS & SERVICES — 0.31%
Alfresa Holdings Corp.	899,600	10,384,227
Medipal Holdings Corp.	899,600	9,997,661
Miraca Holdings Inc.	449,800	17,073,337
Suzuken Co. Ltd.	449,800	11,521,187

		48,976,412
HEALTH CARE TECHNOLOGY — 0.10%
M3 Inc.	899,600	15,477,804

		15,477,804
HOTELS, RESTAURANTS & LEISURE — 0.39%
McDonald’s Holdings Co. (Japan) Ltd.[a]	449,800	10,285,691
Oriental Land Co. Ltd.	232,900	50,687,172

		60,972,863
HOUSEHOLD DURABLES — 2.96%
Casio Computer Co. Ltd.[a]	1,349,400	20,397,047
Iida Group Holdings Co. Ltd.	899,680	9,877,264
Nikon Corp.	2,024,100	28,856,024
Panasonic Corp.	12,819,315	165,527,238
Rinnai Corp.	224,900	16,713,300
Sekisui Chemical Co. Ltd.	2,256,000	28,075,258
Sekisui House Ltd.	2,923,700	39,266,780
Sharp Corp./Japan[a,b]	8,996,000	21,450,630
Sony Corp.	6,072,300	133,024,224

		463,187,765
HOUSEHOLD PRODUCTS — 0.30%
Unicharm Corp.	2,024,100	46,336,771

		46,336,771
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
Electric Power Development Co. Ltd.	674,700	23,364,511

		23,364,511
INDUSTRIAL CONGLOMERATES — 0.79%
Keihan Electric Railway Co. Ltd.	2,249,000	11,255,896
Seibu Holdings Inc.[a]	674,700	12,773,736
Toshiba Corp.	22,490,000	99,957,661

		123,987,293
INSURANCE — 2.52%
Dai-ichi Life Insurance Co. Ltd. (The)	6,072,300	88,077,385
MS&AD Insurance Group Holdings Inc.	2,952,340	68,929,807
Sompo Japan Nipponkoa Holdings Inc.	1,926,450	47,761,546
Sony Financial Holdings Inc.	1,124,500	17,063,862

Security	Shares	Value

T&D Holdings Inc.	3,373,500	$40,873,683
Tokio Marine Holdings Inc.	4,048,200	132,359,103

		395,065,386
INTERNET & CATALOG RETAIL — 0.41%
Rakuten Inc.	4,722,900	63,629,920

		63,629,920
INTERNET SOFTWARE & SERVICES — 0.35%
Kakaku.com Inc.	899,600	13,742,047
Mixi Inc.	224,900	10,327,379
Yahoo! Japan Corp.	8,546,200	31,179,210

		55,248,636
IT SERVICES — 0.77%
Fujitsu Ltd.	11,245,000	64,247,668
ITOCHU Techno-Solutions Corp.	224,900	8,792,484
Nomura Research Institute Ltd.	674,700	21,033,745
NTT Data Corp.	674,700	25,752,126

		119,826,023
LEISURE EQUIPMENT & PRODUCTS — 0.78%
Bandai Namco Holdings Inc.	1,124,598	24,342,522
Sankyo Co. Ltd.	224,900	7,238,640
Sega Sammy Holdings Inc.	1,124,500	15,491,069
Shimano Inc.	449,800	61,016,809
Yamaha Corp.	899,600	13,408,539

		121,497,579
MACHINERY — 6.07%
Amada Co. Ltd.	2,249,000	20,294,721
FANUC Corp.	1,124,500	189,682,690
Hino Motors Ltd.	1,799,200	24,239,970
Hitachi Construction Machinery Co. Ltd.[a]	674,700	14,564,447
IHI Corp.	6,747,000	34,108,775
JTEKT Corp.	1,349,400	22,386,726
Kawasaki Heavy Industries Ltd.	8,996,000	39,566,179
Komatsu Ltd.	5,622,500	133,166,344
Kubota Corp.	6,747,000	105,452,964
Kurita Water Industries Ltd.	674,700	14,007,337
Makita Corp.	674,700	33,881,384
Minebea Co. Ltd.	2,249,000	28,177,638
Mitsubishi Heavy Industries Ltd.	17,992,000	104,994,390
Nabtesco Corp.	449,800	10,797,322
NGK Insulators Ltd.	2,249,000	49,931,457
NSK Ltd.	2,249,000	28,329,233
SMC Corp.	246,900	67,838,472
Sumitomo Heavy Industries Ltd.	2,249,000	12,336,007
THK Co. Ltd.	675,300	16,358,322

		950,114,378
MARINE — 0.30%
Mitsui O.S.K. Lines Ltd.	6,747,000	21,374,833
Nippon Yusen K.K.	8,996,000	25,392,088

		46,766,921

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2014

Security	Shares	Value

MEDIA — 0.46%
Dentsu Inc.	1,124,500	$42,256,983
Hakuhodo DY Holdings Inc.	1,574,300	15,307,260
Toho Co. Ltd.	674,700	15,041,970

		72,606,213
METALS & MINING — 1.82%
Hitachi Metals Ltd.	242,000	4,186,089
JFE Holdings Inc.	2,923,750	62,214,523
Kobe Steel Ltd.	20,241,000	32,232,793
Maruichi Steel Tube Ltd.	224,900	4,938,193
Mitsubishi Materials Corp.	6,747,000	21,204,289
Nippon Steel & Sumitomo Metal Corp.	44,980,705	115,895,855
Sumitomo Metal Mining Co. Ltd.	2,537,000	38,840,030
Yamato Kogyo Co. Ltd.	224,900	6,310,123

		285,821,895
MULTILINE RETAIL — 0.55%
Don Quijote Holdings Co. Ltd.	224,900	14,022,496
Isetan Mitsukoshi Holdings Ltd.	2,024,160	26,588,578
J. Front Retailing Co. Ltd.	1,124,500	14,410,958
Marui Group Co. Ltd.	1,349,400	11,813,006
Takashimaya Co. Ltd.	2,249,000	18,835,624

		85,670,662
OIL, GAS & CONSUMABLE FUELS — 0.94%
Idemitsu Kosan Co. Ltd.	899,600	15,348,949
INPEX Corp.	5,172,700	54,806,170
JX Holdings Inc.	13,269,195	49,371,669
Showa Shell Sekiyu K.K.	1,124,500	9,370,438
TonenGeneral Sekiyu K.K.	2,249,000	18,816,674

		147,713,900
PAPER & FOREST PRODUCTS — 0.10%
Oji Holdings Corp.	4,498,000	15,765,834

		15,765,834

PERSONAL PRODUCTS — 0.96%
Kao Corp.	3,148,600	116,621,693
Shiseido Co. Ltd.	2,249,000	33,587,669

		150,209,362
PHARMACEUTICALS — 4.90%
Astellas Pharma Inc.	12,594,450	181,141,055
Chugai Pharmaceutical Co. Ltd.	1,349,400	36,553,238
Daiichi Sankyo Co. Ltd.	3,598,469	53,043,953
Eisai Co. Ltd.	1,574,300	56,440,549
Hisamitsu Pharmaceutical Co. Inc.	224,900	6,840,704
Kyowa Hakko Kirin Co. Ltd.	2,249,000	24,425,673
Mitsubishi Tanabe Pharma Corp.	1,124,500	17,149,134
Ono Pharmaceutical Co. Ltd.	449,800	38,505,018
Otsuka Holdings Co. Ltd.	2,249,000	71,107,322
Santen Pharmaceutical Co. Ltd.	449,800	25,164,696
Shionogi & Co. Ltd.	1,799,200	44,765,873
Sumitomo Dainippon Pharma Co. Ltd.	899,600	9,300,326
Taisho Pharmaceutical Holdings Co. Ltd.	224,900	13,927,750

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	4,498,000	$188,432,034

		766,797,325

PROFESSIONAL SERVICES — 0.14%
Recruit Holdings Co. Ltd.[b]	674,700	22,170,704

		22,170,704
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.02%
Japan Prime Realty Investment Corp.	4,498	16,315,364
Japan Real Estate Investment Corp.	6,747	33,256,056
Japan Retail Fund Investment Corp.	13,504	28,103,703
Nippon Building Fund Inc.	8,996	45,326,773
Nippon Prologis REIT Inc.	6,771	14,758,880
United Urban Investment Corp.	13,494	21,681,812

		159,442,588
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.75%
Aeon Mall Co. Ltd.	674,700	11,506,027
Daito Trust Construction Co. Ltd.	449,800	50,784,177
Daiwa House Industry Co. Ltd.	3,373,500	64,252,405
Hulic Co. Ltd.	1,574,300	16,262,306
Mitsubishi Estate Co. Ltd.	7,053,000	158,757,126
Mitsui Fudosan Co. Ltd.	5,204,000	150,417,677
Nomura Real Estate Holdings Inc.	674,700	12,392,855
NTT Urban Development Corp.	674,700	6,941,136
Sumitomo Realty & Development Co. Ltd.	2,249,000	77,663,786
Tokyo Tatemono Co. Ltd.	2,249,000	17,945,006
Tokyu Fudosan Holdings Corp.	2,923,700	20,889,730

		587,812,231
ROAD & RAIL — 3.70%
Central Japan Railway Co.	899,600	130,939,799
East Japan Railway Co.	2,024,100	151,732,887
Hankyu Hanshin Holdings Inc.	6,747,000	37,121,717
Keikyu Corp.	2,253,000	17,217,601
Keio Corp.	4,498,000	33,085,512
Keisei Electric Railway Co. Ltd.	270,000	3,105,279
Kintetsu Corp.	9,263,000	31,296,819
Nagoya Railroad Co. Ltd.	4,498,000	17,433,374
Nippon Express Co. Ltd.	4,498,000	21,602,224
Odakyu Electric Railway Co. Ltd.	2,414,000	22,109,096
Tobu Railway Co. Ltd.	6,747,000	30,413,658
Tokyu Corp.	6,747,000	40,759,987
West Japan Railway Co.	899,600	42,946,738

		579,764,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.76%
Advantest Corp.	1,124,500	13,425,593
Rohm Co. Ltd.	674,700	43,659,233
Tokyo Electron Ltd.	899,652	61,300,802

		118,385,628
SOFTWARE — 0.90%
COLOPL Inc.	224,900	5,608,999
GungHo Online Entertainment Inc.[a]	2,473,900	9,338,225
Konami Corp.	674,700	12,750,997
Nexon Co. Ltd.	674,700	6,389,711

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2014

Security	Shares	Value

Nintendo Co. Ltd.	674,700	$78,222,791
Oracle Corp. Japan	224,900	8,489,295
Trend Micro Inc.	674,700	20,493,689

		141,293,707
SPECIALTY RETAIL — 1.26%
ABC-MART Inc.	224,900	11,293,794
Fast Retailing Co. Ltd.	274,600	99,962,868
Nitori Holdings Co. Ltd.	449,800	24,937,305
Sanrio Co. Ltd.[a]	225,700	5,961,743
Shimamura Co. Ltd.	224,900	18,816,674
USS Co. Ltd.	1,349,400	19,476,111
Yamada Denki Co. Ltd.[a]	5,058,700	16,665,558

		197,114,053
TEXTILES, APPAREL & LUXURY GOODS — 0.15%
ASICS Corp.	899,600	22,777,082

		22,777,082
TOBACCO — 1.29%
Japan Tobacco Inc.	6,297,200	201,753,406

		201,753,406
TRADING COMPANIES & DISTRIBUTORS — 3.55%
ITOCHU Corp.	8,996,000	103,539,082
Marubeni Corp.	8,996,000	56,719,104
Mitsubishi Corp.	8,321,300	157,402,523
Mitsui & Co. Ltd.	10,120,500	139,632,799
Sumitomo Corp.	6,747,000	71,969,516
Toyota Tsusho Corp.	1,124,500	26,623,794

		555,886,818
TRANSPORTATION INFRASTRUCTURE — 0.15%
Kamigumi Co. Ltd.	2,249,000	20,294,721
Mitsubishi Logistics Corp.	242,000	3,792,560

		24,087,281
WIRELESS TELECOMMUNICATION SERVICES — 4.74%
KDDI Corp.	3,373,500	216,135,940
NTT DOCOMO Inc.	8,996,000	140,338,661
SoftBank Corp.	5,755,600	386,163,734

		742,638,335

TOTAL COMMON STOCKS
(Cost: $16,590,201,534)		15,539,038,008

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	90,993,212	90,993,212
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	5,173,725	5,173,725

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,426,892	$4,426,892

		100,593,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,593,829)		100,593,829

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $16,690,795,363)		15,639,631,837
Other Assets, Less Liabilities — 0.15%		23,322,484

NET ASSETS — 100.00%		$15,662,954,321

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index	1,028	Dec. 2014	Tokyo Stock	$122,171,631	$7,776,838

See accompanying notes to schedules of investments.

122

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.29%

AEROSPACE & DEFENSE — 0.05%
Jamco Corp.	2,500	$62,245

		62,245
AIR FREIGHT & LOGISTICS — 0.27%
Kintetsu World Express Inc.	2,500	87,311
Konoike Transport Co. Ltd.	2,500	47,289
Mitsui-Soko Holdings Co. Ltd.	25,000	93,525
Shibusawa Warehouse Co. Ltd. (The)	25,000	74,988
Yusen Logistics Co. Ltd.	5,000	54,978

		358,091
AUTO COMPONENTS — 3.91%
Aisan Industry Co. Ltd.	7,500	58,579
Akebono Brake Industry Co. Ltd.	17,500	63,698
Calsonic Kansei Corp.	50,000	274,255
Eagle Industry Co. Ltd.	5,000	93,399
Exedy Corp.	7,500	185,912
FCC Co. Ltd.	7,500	124,868
Futaba Industrial Co. Ltd.	12,500	64,562
G-Tekt Corp.	5,000	49,627
Kayaba Industry Co. Ltd.	50,000	211,063
Keihin Corp.	10,000	140,877
Mitsuba Corp.	7,500	123,984
Musashi Seimitsu Industry Co. Ltd.	5,000	97,401
Nifco Inc.	12,500	427,076
Nippon Seiki Co. Ltd.	8,000	156,380
Nissan Shatai Co. Ltd.	20,000	252,939
Nissin Kogyo Co. Ltd.	10,000	154,358
Pacific Industrial Co. Ltd.	10,000	73,893
Piolax Inc.	2,500	103,004
Press Kogyo Co. Ltd.	25,000	89,944
Riken Corp.	25,000	96,053
Sanden Corp.	25,000	147,028
Showa Corp.	12,500	123,436
Sumitomo Riko Co. Ltd.	10,000	83,751
Tachi-S Co. Ltd.	5,000	66,436
Taiho Kogyo Co. Ltd.	5,000	50,428
Takata Corp.[a]	7,500	81,076
Tokai Rika Co. Ltd.	12,500	251,822
Topre Corp.	10,000	130,766
Toyo Tire & Rubber Co. Ltd.	22,500	460,673
Toyota Boshoku Corp.[a]	17,500	218,372
TPR Co. Ltd.	5,000	129,334
TS Tech Co. Ltd.	12,500	295,846
Unipres Corp.	10,000	172,136
Yorozu Corp.	5,000	86,490

		5,139,466
BEVERAGES — 1.11%
Coca-Cola East Japan Co. Ltd.	20,066	319,541
Coca-Cola West Co. Ltd.	17,500	239,753
Ito EN Ltd.[a]	15,000	280,448
Sapporo Holdings Ltd.	75,000	342,503

Security	Shares	Value

Takara Holdings Inc.	42,500	$281,101

		1,463,346
BIOTECHNOLOGY — 0.53%
3-D Matrix Ltd.[a,b]	5,000	122,130
GNI Group Ltd.[a,b]	25,000	74,988
Japan Tissue Engineering Co. Ltd.[b]	5,000	66,226
NanoCarrier Co. Ltd.[b]	10,000	107,764
PeptiDream Inc.[b]	1,200	104,647
ReproCELL Inc.[b]	7,500	49,101
Takara Bio Inc.	12,500	166,091

		690,947
BUILDING PRODUCTS — 1.70%
Aica Kogyo Co. Ltd.	12,500	255,719
Central Glass Co. Ltd.	50,000	168,513
Maeda Kosen Co. Ltd.[a]	5,000	52,871
Nichias Corp.	25,000	140,077
Nichiha Corp.	5,000	45,035
Nippon Sheet Glass Co. Ltd.[b]	225,000	223,701
Nitto Boseki Co. Ltd.	50,000	178,203
Noritz Corp.	7,500	121,519
Okabe Co. Ltd.	10,000	96,727
Sankyo Tateyama Inc.	7,500	128,028
Sanwa Holdings Corp.	50,000	352,614
Sekisui Jushi Corp.	7,500	99,212
Takara Standard Co. Ltd.	25,000	175,464
Takasago Thermal Engineering Co. Ltd.	15,000	191,221

		2,228,904
CAPITAL MARKETS — 1.63%
Ichigo Group Holdings Co. Ltd.[a]	42,500	99,191
Ichiyoshi Securities Co. Ltd.	10,000	108,101
IwaiCosmo Holdings Inc.	5,000	51,523
JAFCO Co. Ltd.	7,500	286,262
kabu.com Securities Co. Ltd.	22,500	111,472
Kyokuto Securities Co. Ltd.	5,000	81,560
Marusan Securities Co. Ltd.	15,000	104,394
Matsui Securities Co. Ltd.	27,500	258,584
Mito Securities Co. Ltd.	15,000	53,334
Monex Group Inc.	47,500	115,263
Okasan Securities Group Inc.	50,000	400,219
Sawada Holdings Co. Ltd.	5,000	34,124
SPARX Group Co. Ltd.	25,000	47,184
Tokai Tokyo Financial Holdings Inc.	55,000	392,510

		2,143,721
CHEMICALS — 6.85%
Achilles Corp.	50,000	63,614
Adeka Corp.	22,500	271,096
C. Uyemura & Co. Ltd.	2,500	117,327
Chugoku Marine Paints Ltd.	25,000	204,112
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	25,000	136,285
Daiso Co. Ltd.	25,000	79,412
Denki Kagaku Kogyo K.K.	100,000	341,239
DIC Corp.	200,000	454,986
Earth Chemical Co. Ltd.	2,500	86,890
Fujimi Inc.	5,000	69,680
Fujimori Kogyo Co. Ltd.	2,500	70,565

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Ishihara Sangyo Kaisha Ltd.[b]	75,000	$63,824
JSP Corp.	5,000	76,294
Konishi Co. Ltd.	5,000	79,286
Kureha Corp.	25,000	122,383
Lintec Corp.	12,500	268,041
Nihon Nohyaku Co. Ltd.	12,500	136,812
Nihon Parkerizing Co. Ltd.	10,000	215,276
Nippon Kayaku Co. Ltd.	50,000	612,546
Nippon Shokubai Co. Ltd.	28,000	349,395
Nippon Soda Co. Ltd.	25,000	130,387
Nippon Synthetic Chemical Industry Co. Ltd. (The)	11,000	69,882
Nippon Valqua Industries Ltd.	25,000	66,984
Nissan Chemical Industries Ltd.	32,500	601,340
NOF Corp.	25,000	157,560
Sakai Chemical Industry Co. Ltd.	25,000	77,306
Sakata INX Corp.	10,000	110,966
Sanyo Chemical Industries Ltd.	6,000	39,432
Shin-Etsu Polymer Co. Ltd.	12,500	53,187
Showa Denko K.K.	375,000	518,178
Sumitomo Bakelite Co. Ltd.	50,000	187,050
Taiyo Holdings Co. Ltd.	5,000	179,677
Takasago International Corp.	25,000	115,432
Tenma Corp.	5,000	66,479
Toagosei Co. Ltd.	50,000	204,322
Tokai Carbon Co. Ltd.	50,000	140,709
Tokuyama Corp.	75,000	164,300
Tokyo Ohka Kogyo Co. Ltd.	10,000	296,162
Tosoh Corp.	125,000	575,052
Toyo Ink SC Holdings Co. Ltd.	50,000	240,131
Toyobo Co. Ltd.	225,000	316,594
Ube Industries Ltd.	275,000	393,900
Zeon Corp.	50,000	484,476

		9,008,569
COMMERCIAL BANKS — 6.26%
77 Bank Ltd. (The)	100,000	524,919
Aichi Bank Ltd. (The)	2,500	121,119
Ashikaga Holdings Co. Ltd.	25,000	100,687
Awa Bank Ltd. (The)	50,000	272,149
Bank of Iwate Ltd. (The)	2,500	111,008
Bank of Nagoya Ltd. (The)	50,000	189,156
Bank of Saga Ltd. (The)	25,000	55,820
Bank of the Ryukyus Ltd.	10,000	146,522
Chiba Kogyo Bank Ltd. (The)	10,000	73,556
Daishi Bank Ltd. (The)	75,000	256,561
Eighteenth Bank Ltd. (The)	50,000	145,764
Higashi-Nippon Bank Ltd. (The)	25,000	72,671
Higo Bank Ltd. (The)	50,000	274,677
Hokkoku Bank Ltd. (The)	75,000	238,236
Hokuetsu Bank Ltd. (The)	50,000	93,104
Hyakugo Bank Ltd. (The)	50,000	205,165
Hyakujushi Bank Ltd. (The)	50,000	164,300
Jimoto Holdings Inc.	42,500	82,361
Juroku Bank Ltd. (The)	75,000	278,679
Kagoshima Bank Ltd. (The)	50,000	319,333
Kansai Urban Banking Corp.	5,000	53,966
Keiyo Bank Ltd. (The)	50,000	277,626
Kiyo Bank Ltd. (The)	17,500	222,501
Mie Bank Ltd. (The)	25,000	57,716
Minato Bank Ltd. (The)	50,000	94,789
Miyazaki Bank Ltd. (The)	50,000	153,347
Musashino Bank Ltd. (The)	7,500	245,819

Security	Shares	Value

Nanto Bank Ltd. (The)	50,000	$180,309
Nishi-Nippon City Bank Ltd. (The)	175,000	501,327
North Pacific Bank Ltd.	87,500	347,980
Ogaki Kyoritsu Bank Ltd. (The)	75,000	220,542
Oita Bank Ltd. (The)	50,000	189,577
San-in Godo Bank Ltd. (The)	50,000	364,831
Senshu Ikeda Holdings Inc.	55,000	271,096
Shiga Bank Ltd. (The)	50,000	266,672
Tochigi Bank Ltd. (The)	25,000	109,534
Toho Bank Ltd. (The)	50,000	174,411
Tokyo TY Financial Group Inc.[b]	5,530	152,362
TOMONY Holdings Inc.	37,500	163,669
Towa Bank Ltd. (The)	75,000	67,616
Tsukuba Bank Ltd. (The)	20,000	65,383
Yamagata Bank Ltd. (The)	25,000	110,797
Yamanashi Chuo Bank Ltd. (The)	50,000	208,535

		8,226,192
COMMERCIAL SERVICES & SUPPLIES — 1.76%
AEON Delight Co. Ltd.	5,000	112,693
Asukanet Co. Ltd.	2,500	63,087
Daiseki Co. Ltd.	10,060	169,948
Duskin Co. Ltd.	12,500	182,521
Itoki Corp.	10,000	47,605
Kokuyo Co. Ltd.	20,000	150,145
Kyodo Printing Co. Ltd.	25,000	80,676
Matsuda Sangyo Co. Ltd.	5,060	55,978
Mitsubishi Pencil Co. Ltd.	5,000	163,247
Moshi Moshi Hotline Inc.	10,000	96,979
Nissha Printing Co. Ltd.	7,500	111,851
Okamura Corp.	17,500	118,697
Oyo Corp.	5,000	75,157
Pilot Corp.	5,000	256,983
Pronexus Inc.	5,000	31,849
Sanix Inc.[a,b]	7,500	39,495
Sato Holdings Corp.	5,000	119,223
Sohgo Security Services Co. Ltd.	15,000	309,517
Toppan Forms Co. Ltd.	12,500	121,330

		2,306,981
COMMUNICATIONS EQUIPMENT — 0.47%
Denki Kogyo Co. Ltd.	25,000	109,112
Hitachi Kokusai Electric Inc.	25,000	368,202
Icom Inc.	2,500	60,875
Japan Radio Co. Ltd.[b]	25,000	73,725

		611,914
COMPUTERS & PERIPHERALS — 0.68%
Eizo Nanao Corp.	5,000	91,124
Elecom Co. Ltd.	2,500	54,156
Hitachi Maxell Ltd.	10,000	152,252
Japan Digital Laboratory Co. Ltd.	5,000	72,039
Melco Holdings Inc.[a]	2,500	37,852
Riso Kagaku Corp.	2,500	76,779
Roland DG Corp.	2,500	87,311
Toshiba Tec Corp.	25,000	177,360
Wacom Co. Ltd.[a]	37,500	144,079

		892,952

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 4.22%
Chudenko Corp.	7,500	$110,397
COMSYS Holdings Corp.	27,500	408,961
Fudo Tetra Corp.[a]	42,500	89,165
Hazama Ando Corp.	42,500	245,650
Hibiya Engineering Ltd.	5,000	67,616
Kandenko Co. Ltd.	25,000	133,757
Kinden Corp.	25,000	239,078
Kumagai Gumi Co. Ltd.[a,b]	50,000	160,509
Kyowa Exeo Corp.	20,000	226,819
Maeda Corp.	25,000	181,784
Maeda Road Construction Co. Ltd.	25,000	354,088
MIRAIT Holdings Corp.	15,000	162,531
Nippo Corp.	14,000	221,881
Nippon Densetsu Kogyo Co. Ltd.	10,000	126,216
Nippon Koei Co. Ltd.	25,000	91,840
Nippon Road Co. Ltd. (The)	25,000	123,015
Nippon Steel & Sumikin Texeng Co. Ltd.	8,000	35,118
Nishimatsu Construction Co. Ltd.	75,000	309,643
Okumura Corp.	50,000	230,442
OSJB Holdings Corp.[a]	22,500	50,996
Penta-Ocean Construction Co. Ltd.[a]	70,000	221,174
Raito Kogyo Co. Ltd.	12,500	103,952
SHO-BOND Holdings Co. Ltd.	5,000	181,784
Sumitomo Densetsu Co. Ltd.	5,000	55,062
Sumitomo Mitsui Construction Co. Ltd.[a,b]	190,000	206,513
Taihei Dengyo Kaisha Ltd.	1,000	7,979
Taikisha Ltd.	7,500	155,706
Tekken Corp.[a]	25,000	101,319
Toa Corp.	50,000	82,993
Toda Corp.	50,000	206,850
Tokyu Construction Co. Ltd.	17,540	79,952
Toshiba Plant Systems & Services Corp.	10,000	154,779
Totetsu Kogyo Co. Ltd.	5,000	106,880
Toyo Construction Co. Ltd.	17,500	70,776
Toyo Engineering Corp.	25,000	92,893
Yahagi Construction Co. Ltd.	7,500	58,895
Yokogawa Bridge Holdings Corp.	7,500	84,678

		5,541,691
CONSTRUCTION MATERIALS — 0.21%
Sumitomo Osaka Cement Co. Ltd.	100,000	282,260

		282,260
CONSUMER FINANCE — 0.81%
AIFUL Corp.[b]	75,000	290,054
Hitachi Capital Corp.	12,500	281,733
J Trust Co. Ltd.	20,000	185,028
Jaccs Co. Ltd.	25,000	123,225
Orient Corp.[b]	87,500	157,033
Pocket Card Co. Ltd.	5,000	25,656

		1,062,729
CONTAINERS & PACKAGING — 0.45%
FP Corp.	5,000	147,871
Fuji Seal International Inc.	5,000	141,762
Pack Corp. (The)	5,000	96,305

Security	Shares	Value

Rengo Co. Ltd.	50,000	$201,373

		587,311
DISTRIBUTORS — 0.34%
Canon Marketing Japan Inc.	12,500	226,756
Chori Co. Ltd.	2,500	34,967
Doshisha Co. Ltd.	5,000	71,070
Happinet Corp.	2,500	34,292
Paltac Corp.	7,500	85,247

		452,332
DIVERSIFIED CONSUMER SERVICES — 0.06%
JP-Holdings Inc.[a]	15,000	46,383
Tsukada Global Holdings Inc.	5,000	31,302

		77,685
DIVERSIFIED FINANCIAL SERVICES — 0.93%
Century Tokyo Leasing Corp.	10,080	249,272
Financial Products Group Co. Ltd.[a]	5,000	60,791
Fuyo General Lease Co. Ltd.	5,000	179,045
IBJ Leasing Co. Ltd.	5,000	98,959
Japan Securities Finance Co. Ltd.	25,000	129,755
Ricoh Leasing Co. Ltd.	5,000	131,230
Zenkoku Hosho Co. Ltd.	12,500	374,416

		1,223,468
ELECTRIC UTILITIES — 0.42%
Hokkaido Electric Power Co. Inc.[b]	47,500	389,013
Okinawa Electric Power Co. Inc. (The)	5,000	157,349

		546,362
ELECTRICAL EQUIPMENT — 1.58%
Chiyoda Integre Co. Ltd.	5,000	79,749
Cosel Co. Ltd.	5,000	55,483
Daihen Corp.	25,000	106,585
Denyo Co. Ltd.	2,500	34,482
Fujikura Ltd.	75,000	281,207
Furukawa Electric Co. Ltd.	175,000	296,373
Futaba Corp.	7,500	101,613
GS Yuasa Corp.	100,000	478,578
IDEC Corp.	7,500	57,948
Nitto Kogyo Corp.	7,500	141,867
SWCC Showa Holdings Co. Ltd.[a,b]	50,000	43,813
Takaoka Toko Co. Ltd.	2,500	34,672
Tatsuta Electric Wire and Cable Co. Ltd.[a]	10,000	42,128
Toyo Tanso Co. Ltd.	2,500	43,160
Ushio Inc.	27,500	276,425

		2,074,083
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.07%
Ai Holdings Corp.	10,000	202,806
Alps Electric Co. Ltd.	45,000	900,114
Amano Corp.	15,000	156,970
Anritsu Corp.	35,000	242,996
Azbil Corp.	15,000	353,751
Canon Electronics Inc.	5,000	84,299
Daiwabo Holdings Co. Ltd.	50,000	91,418

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Elematec Corp.	2,500	$53,777
Enplas Corp.	2,500	83,519
HORIBA Ltd.	7,500	254,982
Hosiden Corp.	15,000	93,904
Iriso Electronics Co. Ltd.	2,500	132,283
Japan Aviation Electronics Industry Ltd.	12,000	267,431
Japan Cash Machine Co. Ltd.[a]	5,000	74,146
Kaga Electronics Co. Ltd.	5,000	62,603
Koa Corp.	7,500	69,385
Macnica Inc.	2,500	69,512
MARUWA Co. Ltd.	2,500	70,249
Mitsumi Electric Co. Ltd.	22,500	186,923
Nichicon Corp.	12,500	101,003
Nippon Ceramic Co. Ltd.	5,000	73,219
Nippon Chemi-Con Corp.[b]	50,000	144,500
Nippon Signal Co. Ltd. (The)	15,000	146,480
Oki Electric Industry Co. Ltd.	175,000	353,878
Ryosan Co. Ltd.	7,500	157,096
Ryoyo Electro Corp.	5,000	50,175
SIIX Corp.	2,500	42,823
Taiyo Yuden Co. Ltd.	25,000	282,681
Topcon Corp.	20,000	444,707
Toyo Corp.	7,500	62,308
UKC Holdings Corp.	2,500	36,715

		5,346,653
ENERGY EQUIPMENT & SERVICES — 0.22%
Japan Drilling Co. Ltd.[a]	2,500	82,150
Modec Inc.	5,000	87,121
Shinko Plantech Co. Ltd.	10,000	68,417
Toyo Kanetsu K.K.	25,000	54,346

		292,034
FOOD & STAPLES RETAILING — 2.90%
Ain Pharmaciez Inc.	5,000	143,026
Arcs Co. Ltd.	7,500	154,000
Belc Co. Ltd.	2,500	75,936
Cawachi Ltd.	5,000	74,314
cocokara fine Inc.	5,000	119,392
Cosmos Pharmaceutical Corp.	2,500	331,128
CREATE HOLDINGS Co. Ltd.	2,500	81,413
Heiwado Co. Ltd.	7,500	138,139
Kasumi Co. Ltd.	10,000	88,638
Kato Sangyo Co. Ltd.	5,000	95,800
Matsumotokiyoshi Co. Ltd.	10,000	277,626
Ministop Co. Ltd.	5,000	66,057
Mitsubishi Shokuhin Co. Ltd.	2,500	55,736
San-A & Co. Ltd.	5,000	169,777
Sugi Holdings Co. Ltd.	10,000	417,913
Sundrug Co. Ltd.	7,500	304,272
Tsuruha Holdings Inc.	7,500	423,390
UNY Group Holdings Co. Ltd.	50,000	252,349
Valor Co. Ltd.	10,000	172,052
Welcia Holdings Co. Ltd.	5,000	158,402
Yaoko Co. Ltd.	2,500	149,134
Yokohama Reito Co. Ltd.	10,000	66,310

		3,814,804
FOOD PRODUCTS — 3.01%
Ariake Japan Co. Ltd.	5,000	115,979

Security	Shares	Value

Dydo Drinco Inc.	2,500	$99,423
Ezaki Glico Co. Ltd.	10,000	363,989
Fuji Oil Co. Ltd. New	15,000	213,338
Fujiya Co. Ltd.	25,000	43,182
Hokuto Corp.	5,000	84,299
House Foods Group Inc.	15,000	251,885
Itoham Foods Inc.	50,000	259,510
J-Oil Mills Inc.	25,000	78,148
Kagome Co. Ltd.[a]	20,000	298,269
Kameda Seika Co. Ltd.	2,500	79,517
Kewpie Corp.	25,000	409,066
KEY Coffee Inc.	5,000	68,585
Marudai Food Co. Ltd.	25,000	87,206
Maruha Nichiro Corp.	10,000	140,624
MEGMILK SNOW BRAND Co. Ltd.	10,000	120,993
Mitsui Sugar Co. Ltd.	25,000	89,733
Morinaga & Co. Ltd.	50,000	115,010
Morinaga Milk Industry Co. Ltd.	50,000	166,828
Nichirei Corp.	50,000	217,382
Nippon Beet Sugar Manufacturing Co. Ltd.	25,000	42,550
Nippon Flour Mills Co. Ltd.	25,000	112,061
Nippon Suisan Kaisha Ltd.[b]	60,000	209,294
Nisshin OilliO Group Ltd. (The)	25,000	83,835
Prima Meat Packers Ltd.	25,000	53,924
Sakata Seed Corp.	7,500	109,702
Warabeya Nichiyo Co. Ltd.	2,500	42,297

		3,956,629
GAS UTILITIES — 0.06%
Shizuoka Gas Co. Ltd.	12,500	78,991

		78,991
HEALTH CARE EQUIPMENT & SUPPLIES — 1.62%
Asahi Intecc Co. Ltd.	5,000	246,030
Eiken Chemical Co. Ltd.	5,000	78,106
Fukuda Denshi Co. Ltd.	2,500	120,908
Hogy Medical Co. Ltd.	2,500	120,698
JEOL Ltd.	25,000	117,749
Mani Inc.	2,500	143,868
Nagaileben Co. Ltd.	5,000	81,813
Nakanishi Inc.	5,000	196,950
Nihon Kohden Corp.	10,000	503,012
Nikkiso Co. Ltd.[a]	15,000	146,859
Nipro Corp.[a]	27,500	235,181
Paramount Bed Holdings Co. Ltd.	5,000	142,815

		2,133,989
HEALTH CARE PROVIDERS & SERVICES — 0.62%
AS ONE Corp.	2,500	64,035
BML Inc.	2,500	71,408
Message Co. Ltd.	2,500	66,773
Nichii Gakkan Co.	12,500	94,473
Ship Healthcare Holdings Inc.	7,500	173,463
Toho Holdings Co. Ltd.	12,500	161,035
Tokai Corp. (GIFU)	2,500	74,778
Tsukui Corp.	7,500	58,706
Vital KSK Holdings Inc.	7,500	54,535

		819,206

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.91%
Accordia Golf Co. Ltd.	15,000	$132,831
Atom Corp.	12,500	64,878
Colowide Co. Ltd.	15,000	174,032
Create Restaurants Holdings Inc.	5,000	68,206
Doutor Nichires Holdings Co. Ltd.	7,500	103,383
Fuji Kyuko Co. Ltd.	25,000	231,074
Fujita Kanko Inc.	25,000	75,199
H.I.S. Co. Ltd.	10,000	241,395
Hiday Hidaka Corp.	2,500	80,886
Hiramatsu Inc.	7,500	40,443
Ichibanya Co. Ltd.	2,500	111,008
Kappa Create Co. Ltd.[a,b]	7,500	66,036
Kisoji Co. Ltd.	5,000	80,507
KNT-CT Holdings Co. Ltd.[b]	25,000	35,598
Kura Corp.	2,500	63,298
Kyoritsu Maintenance Co. Ltd.[a]	2,500	108,480
MOS Food Services Inc.	7,500	133,147
Ohsho Food Service Corp.	2,500	88,785
PGM Holdings K.K.	5,000	47,100
Plenus Co. Ltd.	5,000	84,341
Resorttrust Inc.	17,500	359,334
Ringer Hut Co. Ltd.	5,000	72,166
Round One Corp.	17,500	100,855
Royal Holdings Co. Ltd.	7,500	108,502
Saint Marc Holdings Co. Ltd.	2,500	137,970
Saizeriya Co. Ltd.	7,500	100,287
Starbucks Coffee Japan Ltd.	10,000	123,183
Tokyo Dome Corp.	50,000	201,373
Tokyotokeiba Co. Ltd.	25,000	67,616
Toridoll Corp.	5,000	54,683
Tosho Co. Ltd.	2,500	51,523
Watami Co. Ltd.[a]	5,000	50,638
Yomiuri Land Co. Ltd.	6,000	25,277
Yoshinoya Holdings Co. Ltd.	12,500	136,706
Zensho Holdings Co. Ltd.[a]	25,000	201,584

		3,822,324
HOUSEHOLD DURABLES — 2.05%
Alpine Electronics Inc.	10,000	160,088
Chofu Seisakusho Co. Ltd.	5,000	126,806
Clarion Co. Ltd.[a,b]	25,000	89,101
Cleanup Corp.	5,000	34,924
Corona Corp.	5,000	48,279
Foster Electric Co. Ltd.	5,000	88,385
France Bed Holdings Co. Ltd.	25,000	38,758
Fujitsu General Ltd.	25,000	268,358
Funai Electric Co. Ltd.	5,000	66,226
Haseko Corp.	70,000	582,129
JVC Kenwood Corp.[b]	35,000	80,507
Misawa Homes Co. Ltd.	7,500	67,806
Pioneer Corp.[b]	72,500	154,548
Sangetsu Co. Ltd.	7,500	183,637
Starts Corp. Inc.	5,000	65,257
Sumitomo Forestry Co. Ltd.	35,000	360,366
Takamatsu Construction Group Co. Ltd.	2,500	48,321
Tamron Co. Ltd.	5,000	94,831
Token Corp.	1,920	82,666
West Holdings Corp.	5,000	49,290

		2,690,283

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.68%
Lion Corp.	50,000	$273,834
Pigeon Corp.	10,000	615,916

		889,750
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.02%
Eneres Co. Ltd.[a,b]	5,000	25,066

		25,066
INDUSTRIAL CONGLOMERATES — 0.36%
Katakura Industries Co. Ltd.	5,000	53,082
Nisshinbo Holdings Inc.	31,000	313,957
TOKAI Holdings Corp.	22,500	105,405

		472,444
INTERNET & CATALOG RETAIL — 0.44%
Askul Corp.[a]	5,000	86,110
Belluna Co. Ltd.	12,500	51,607
Ikyu Corp.	5,000	62,476
Senshukai Co. Ltd.	7,500	54,599
Start Today Co. Ltd.	15,000	323,925

		578,717
INTERNET SOFTWARE & SERVICES — 0.93%
Dena Co. Ltd.	27,500	340,607
F@N Communications Inc.	7,500	92,198
GMO Internet Inc.	17,500	163,079
Gree Inc.	27,500	184,669
Gurunavi Inc.	7,500	112,483
Infomart Corp.	5,000	89,733
Internet Initiative Japan Inc.[a]	7,500	157,792
SMS Co. Ltd.	2,500	54,830
UNITED Inc.[a]	2,500	29,511

		1,224,902
IT SERVICES — 1.64%
Digital Garage Inc.	7,500	120,255
Future Architect Inc.	5,000	26,920
GMO Payment Gateway Inc.	5,074	91,403
Ines Corp.	7,500	55,167
Information Services International-Dentsu Ltd.	2,500	26,035
IT Holdings Corp.	20,048	312,329
NEC Networks & System Integration Corp.	5,000	96,053
Net One Systems Co. Ltd.	25,000	143,657
Nihon Unisys Ltd.	15,000	138,139
NS Solutions Corp.	5,000	131,651
OBIC Co. Ltd.	17,500	558,095
SCSK Corp.	12,556	319,494
Trans Cosmos Inc.	7,500	132,262

		2,151,460
LEISURE EQUIPMENT & PRODUCTS — 0.46%
Daikoku Denki Co. Ltd.	2,500	36,905
Dunlop Sports Co. Ltd.	2,500	30,290
Fields Corp.	2,500	30,564
Heiwa Corp.	10,000	191,852

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Mars Engineering Corp.	2,500	$42,002
Mizuno Corp.	25,000	125,543
Tomy Co. Ltd.	15,000	76,716
Universal Entertainment Corp.	5,000	74,314

		608,186
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Chiome Bioscience Inc.[a,b]	5,000	56,578
CMIC Holdings Co. Ltd.[a]	2,500	35,809
EPS Co. Ltd.	5,000	48,574

		140,961
MACHINERY — 7.45%
Aichi Corp.	7,500	36,462
Aida Engineering Ltd.	12,500	112,483
Asahi Diamond Industrial Co. Ltd.	15,000	160,003
Bando Chemical Industries Ltd.	25,000	87,416
CKD Corp.	15,000	125,627
Daifuku Co. Ltd.	22,500	238,109
Daiwa Industries Ltd.	8,000	53,520
DMG Mori Seiki Co Ltd.	30,000	358,681
Ebara Corp.	125,000	535,030
Fuji Machine Manufacturing Co. Ltd.	17,500	161,309
Fujitec Co. Ltd.	20,000	195,644
Fukushima Industries Corp.	2,500	43,308
Furukawa Co. Ltd.	75,000	136,496
Giken Ltd.	2,500	50,659
Glory Ltd.	15,000	391,793
Harmonic Drive Systems Inc.	5,000	71,576
Hitachi Koki Co. Ltd.	12,500	104,794
Hitachi Zosen Corp.	42,500	230,252
Hoshizaki Electric Co. Ltd.	10,000	513,966
Iseki & Co. Ltd.	50,000	96,053
Japan Steel Works Ltd. (The)	75,000	266,672
Juki Corp.[a,b]	25,000	81,940
Kitz Corp.	22,500	94,599
Komori Corp.	12,500	121,646
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	93,841
Makino Milling Machine Co. Ltd.	25,000	179,467
Max Co. Ltd.	4,000	41,151
Meidensha Corp.	50,000	163,458
Mitsui Engineering & Shipbuilding Co. Ltd.	200,000	382,525
Miura Co. Ltd.	20,000	209,125
Nachi-Fujikoshi Corp.	25,000	147,660
Namura Shipbuilding Co. Ltd.	12,500	146,080
Nippon Sharyo Ltd.[a]	25,000	75,199
Nippon Thompson Co. Ltd.	25,000	122,172
Nitta Corp.	5,000	111,135
Nitto Kohki Co. Ltd.	2,500	47,415
Noritake Co. Ltd.	25,000	56,452
NTN Corp.	125,000	582,424
Obara Group Inc.	2,500	102,056
Oiles Corp.	6,296	107,634
Okuma Corp.	25,000	189,788
OSG Corp.	20,000	317,816
Ryobi Ltd.	25,000	65,931
Shibuya Kogyo Co. Ltd.	5,000	110,966
Shima Seiki Manufacturing Ltd.	7,500	129,608
ShinMaywa Industries Ltd.	25,000	231,284
Sintokogio Ltd.	12,500	85,836
Sodick Co. Ltd.	10,000	96,305

Security	Shares	Value

Star Micronics Co. Ltd.	10,000	$142,394
Tadano Ltd.	26,000	379,863
Takeuchi Manufacturing Co. Ltd.	2,500	101,529
Takuma Co. Ltd.	25,000	176,939
Teikoku Sen-I Co. Ltd.	5,000	114,884
Tocalo Co. Ltd.	5,000	80,170
Torishima Pump Manufacturing Co. Ltd.[a]	5,000	35,388
Toshiba Machine Co. Ltd.	25,000	98,580
Tsubakimoto Chain Co.	25,000	207,482
Tsugami Corp.	25,000	128,491
Tsurumi Manufacturing Co. Ltd.	2,500	42,065
Union Tool Co.	2,500	58,790
YAMABIKO Corp.	2,500	104,373
Yushin Precision Equipment Co. Ltd.	2,500	51,102

		9,785,416
MARINE — 0.60%
Iino Kaiun Kaisha Ltd.	22,500	127,585
Kawasaki Kisen Kaisha Ltd.	225,000	589,586
NS United Kaiwn Kaisha Ltd.	25,000	70,565

		787,736
MEDIA — 1.98%
Adways Inc.[a,b]	5,000	61,423
Asatsu-DK Inc.	7,500	193,685
Avex Group Holdings Inc.	10,000	142,562
COOKPAD Inc.[a]	2,500	79,412
CyberAgent Inc.	12,500	498,168
Daiichikosho Co. Ltd.	10,000	264,566
Gakken Holdings Co. Ltd.	25,000	54,556
Kadokawa Dwango[b]	11,408	195,989
Next Co. Ltd.	5,000	34,419
Shochiku Co. Ltd.	25,000	222,016
SKY Perfect JSAT Holdings Inc.	45,000	271,854
Toei Co. Ltd.	25,000	130,387
Tohokushinsha Film Corp.	5,000	35,893
Tokyo Broadcasting System Holdings Inc.	10,000	120,824
TV Asahi Holdings Corp.	5,000	82,487
USEN Corp.[b]	30,580	94,045
ValueCommerce Co. Ltd.[a]	5,000	28,310
Zenrin Co. Ltd.	7,500	86,890

		2,597,486
METALS & MINING — 2.54%
Aichi Steel Corp.	25,000	86,995
Asahi Holdings Inc.	7,500	109,323
Daido Steel Co. Ltd.	75,000	272,992
Dowa Holdings Co. Ltd.	75,000	620,550
Godo Steel Ltd.	25,000	36,652
Kurimoto Ltd.	25,000	47,184
Kyoei Steel Ltd.	5,000	84,257
Mitsubishi Steel Manufacturing Co. Ltd.	25,000	52,239
Mitsui Mining & Smelting Co. Ltd.	150,000	385,474
Nakayama Steel Works Ltd.[b]	50,000	34,124
Neturen Co. Ltd.	7,500	50,870
Nippon Denko Co. Ltd.	25,000	63,192
Nippon Light Metal Holdings Co. Ltd.	127,500	192,295
Nippon Yakin Kogyo Co. Ltd.[a,b]	37,500	89,733
Nisshin Steel Co. Ltd.	22,500	211,379
Nittetsu Mining Co. Ltd.	25,000	90,997

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Osaka Steel Co. Ltd.	2,500	$43,561
OSAKA Titanium Technologies Co. Ltd.	5,000	89,733
Pacific Metals Co. Ltd.[b]	25,000	73,725
Sanyo Special Steel Co. Ltd.	25,000	77,305
Toho Zinc Co. Ltd.	25,000	84,889
Tokyo Rope Manufacturing Co. Ltd.[b]	25,000	43,813
Tokyo Steel Manufacturing Co. Ltd.	25,000	133,125
TOPY Industries Ltd.	50,000	91,418
UACJ Corp.	61,140	179,786
Yodogawa Steel Works Ltd.	25,000	90,997

		3,336,608
MULTILINE RETAIL — 1.30%
Daiei Inc. (The)[b]	60,000	68,753
Fuji Co. Ltd.	5,000	91,840
H2O Retailing Corp.	20,135	312,327
Izumi Co. Ltd.	10,000	313,435
Matsuya Co. Ltd.	7,500	110,208
Parco Co. Ltd.	5,000	40,317
Ryohin Keikaku Co. Ltd.	5,000	586,005
Seria Co. Ltd.	5,000	186,628

		1,709,513
OIL, GAS & CONSUMABLE FUELS — 0.42%
Cosmo Oil Co. Ltd.	150,000	206,007
ITOCHU Enex Co. Ltd.	12,500	80,570
Japan Petroleum Exploration Co. Ltd.	7,500	230,969
Nippon Coke & Engineering Co. Ltd.	40,000	38,084

		555,630
PAPER & FOREST PRODUCTS — 0.59%
Daio Paper Corp.	25,000	220,752
Hokuetsu Kishu Paper Co. Ltd.	32,500	133,631
Mitsubishi Paper Mills Ltd.[b]	75,000	54,978
Nippon Paper Industries Co. Ltd.[a]	25,000	365,042

		774,403
PERSONAL PRODUCTS — 1.27%
Aderans Co. Ltd.	5,000	48,574
Artnature Inc.	5,000	57,168
Dr. Ci:Labo Co. Ltd.	2,500	75,199
Euglena Co. Ltd.[a,b]	15,000	200,952
Fancl Corp.	10,000	123,773
Kobayashi Pharmaceutical Co. Ltd.	7,500	434,132
Kose Corp.	7,500	263,513
Mandom Corp.	5,000	159,877
Milbon Co. Ltd.	2,800	83,515
Noevir Holdings Co. Ltd.	2,500	42,360
Pola Orbis Holdings Inc.	5,000	177,571

		1,666,634
PHARMACEUTICALS — 2.50%
Fuso Pharmaceutical Industries Ltd.	25,000	64,246
JCR Pharmaceuticals Co. Ltd.	2,500	52,302
Kaken Pharmaceutical Co. Ltd.	25,000	530,817
Kissei Pharmaceutical Co. Ltd.	5,000	129,966
KYORIN Holdings Inc.	12,500	243,291
Mochida Pharmaceutical Co. Ltd.	2,500	137,128

Security	Shares	Value

Nichi-Iko Pharmaceutical Co. Ltd.	10,850	$167,844
Nippon Shinyaku Co. Ltd.	11,000	320,217
Rohto Pharmaceutical Co. Ltd.	22,500	292,897
Sawai Pharmaceutical Co. Ltd.	7,500	444,875
Seikagaku Corp.	10,000	176,855
Sosei Group Corp.[b]	2,500	93,104
Torii Pharmaceutical Co. Ltd.	2,500	62,181
Towa Pharmaceutical Co. Ltd.	2,500	112,483
Tsumura & Co.	15,000	337,321
ZERIA Pharmaceutical Co. Ltd.	7,500	123,668

		3,289,195
PROFESSIONAL SERVICES — 0.82%
Benefit One Inc.	5,000	48,911
En-Japan Inc.	2,500	34,714
Meitec Corp.	7,500	209,799
Nihon M&A Center Inc.	7,500	229,389
Nomura Co. Ltd.	10,000	84,341
Temp Holdings Co. Ltd.	12,500	370,203
Weathernews Inc.	2,500	59,948
Yumeshin Holdings Co. Ltd.[a]	7,500	46,257

		1,083,562
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.65%
Activia Properties Inc.	50	413,279
Advance Residence Investment Corp.	325	794,119
AEON REIT Investment Corp.	225	324,557
Comforia Residential REIT Inc.	100	204,744
Daiwa House REIT Investment Corp.	75	333,656
Daiwa Office Investment Corp.	75	377,891
Daiwahouse Residential Investment Corp.	100	455,828
Frontier Real Estate Investment Corp.	125	579,264
Fukuoka REIT Corp.	175	324,388
Global One Real Estate Investment Corp. Ltd.	50	167,249
GLP J-REIT	500	576,315
Hankyu REIT Inc.	125	153,874
Heiwa Real Estate REIT Inc.	200	151,999
Hulic Reit Inc.	175	268,505
Ichigo Real Estate Investment Corp.	175	126,069
Industrial & Infrastructure Fund Investment Corp.	50	443,611
Invesco Office J-Reit Inc.	100	87,795
Invincible Investment Corp.	475	176,096
Japan Excellent Inc.	300	394,068
Japan Hotel REIT Investment Corp.	675	439,061
Japan Logistics Fund Inc.	225	505,414
Japan Rental Housing Investments Inc.	250	178,624
Kenedix Realty Investment Corp.	100	551,881
Kenedix Residential Investment Corp.	50	136,706
MID REIT Inc.	50	122,046
Mori Hills REIT Investment Corp.	300	419,851
MORI TRUST Sogo REIT Inc.	250	473,312
Nippon Accommodations Fund Inc.	125	493,955
NIPPON REIT Investment Corp.	25	77,727
Nomura Real Estate Master Fund Inc.	425	551,102
Nomura Real Estate Office Fund Inc.	100	417,492
Nomura Real Estate Residential Fund Inc.	50	280,575
Orix JREIT Inc.	500	694,275
Premier Investment Corp.	50	216,540
Sekisui House SI Residential Investment Corp.	225	231,853
TOKYU REIT Inc.	250	336,605

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Top REIT Inc.	50	$196,318

		12,676,644
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.52%
Airport Facilities Co. Ltd.	5,000	30,543
Ardepro Co. Ltd.[a,b]	25,000	40,864
Daibiru Corp.	12,500	131,862
Daikyo Inc.	75,000	129,545
Goldcrest Co. Ltd.	5,000	91,081
Heiwa Real Estate Co. Ltd.	10,000	151,915
Jowa Holdings Co. Ltd.	2,500	76,147
Kenedix Inc.[b]	62,500	331,761
Leopalace21 Corp.[b]	62,500	354,404
Open House Co. Ltd.	2,500	46,994
Raysum Co. Ltd.[a,b]	5,000	53,292
Relo Holdings Inc.	2,500	163,668
Sumitomo Real Estate Sales Co. Ltd.	5,000	110,840
Sun Frontier Fudousan Co. Ltd.	5,000	52,745
Takara Leben Co. Ltd.	22,500	98,580
TOC Co. Ltd.	15,000	91,882
Tosei Corp.	7,500	45,499

		2,001,622
ROAD & RAIL — 2.08%
Fukuyama Transporting Co. Ltd.	25,000	132,494
Hitachi Transport System Ltd.	12,500	157,981
Nankai Electric Railway Co. Ltd.	125,000	627,712
Nippon Konpo Unyu Soko Co. Ltd.	15,000	234,950
Nishi-Nippon Railroad Co. Ltd.	75,000	316,594
Sankyu Inc.	75,000	293,213
Seino Holdings Co. Ltd.	38,000	358,917
Senko Co. Ltd.[a]	25,000	115,642
Sotetsu Holdings Inc.	100,000	388,423
Trancom Co. Ltd.	2,500	108,059

		2,733,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.80%
DISCO Corp.	7,500	595,905
Megachips Corp.	5,000	59,696
Micronics Japan Co. Ltd.[a]	2,500	96,263
Mimasu Semiconductor Industry Co. Ltd.	5,000	42,844
Mitsui High-Tech Inc.	7,500	43,097
Sanken Electric Co. Ltd.	25,000	212,327
SCREEN Holdings Co. Ltd.	50,000	323,546
Shindengen Electric Manufacturing Co. Ltd.	25,000	155,243
Shinko Electric Industries Co. Ltd.	17,500	114,863
Sumco Corp.	30,000	382,441
Tokyo Seimitsu Co. Ltd.	10,000	195,728
ULVAC Inc.[b]	10,000	138,265

		2,360,218
SOFTWARE — 1.09%
Broadleaf Co. Ltd.	7,500	105,089
Capcom Co. Ltd.	12,500	185,891
DTS Corp.	5,000	101,529
Fuji Soft Inc.	5,000	105,321
Justsystems Corp.[b]	10,000	68,164
KLab Inc.[b]	7,500	89,291
Koei Tecmo Holdings Co. Ltd.	7,500	108,249

Security	Shares	Value

Marvelous Inc.[a]	7,500	$101,108
NSD Co. Ltd.	7,500	103,193
Obic Business Consultants Co. Ltd.	2,500	73,408
Square Enix Holdings Co. Ltd.	20,000	390,951

		1,432,194
SPECIALTY RETAIL — 2.56%
Adastria Holdings Co. Ltd.	2,500	48,448
Alpen Co. Ltd.	5,000	71,113
Aoki Holdings Inc.	10,000	100,939
Aoyama Trading Co. Ltd.	12,500	271,306
Arc Land Sakamoto Co. Ltd.	2,500	51,565
Asahi Co. Ltd.	5,000	49,037
Autobacs Seven Co. Ltd.	17,500	247,125
BIC Camera Inc.	17,500	153,494
Chiyoda Co. Ltd.	5,000	89,607
DCM Holdings Co. Ltd.	22,500	143,320
EDION Corp.	20,000	129,924
Geo Holdings Corp.	10,000	80,212
Gulliver International Co. Ltd.	15,000	116,527
Honeys Co. Ltd.	5,000	42,170
Jin Co. Ltd.[a]	2,500	58,032
Joshin Denki Co. Ltd.	7,000	53,082
Joyful Honda Co. Ltd.	2,500	87,522
K’s Holdings Corp.	10,000	242,828
Keiyo Co. Ltd.[a]	7,500	33,050
Kohnan Shoji Co. Ltd.	7,500	81,265
Komeri Co. Ltd.	7,500	162,405
Laox Co. Ltd.[b]	25,000	58,137
Nishimatsuya Chain Co. Ltd.	12,500	112,904
Pal Co. Ltd.	2,500	67,827
Paris Miki Holdings Inc.	7,500	30,016
Shimachu Co. Ltd.	12,500	311,539
T-Gaia Corp.	7,500	72,924
Tsutsumi Jewelry Co. Ltd.	2,500	52,239
United Arrows Ltd.	5,000	138,181
VT Holdings Co. Ltd.	20,000	75,325
Xebio Co. Ltd.	5,000	80,718
Yellow Hat Ltd.	2,500	48,490

		3,361,271
TEXTILES, APPAREL & LUXURY GOODS — 1.27%
Descente Ltd.	25,000	239,078
Fujibo Holdings Inc.	25,000	68,037
Gunze Ltd.	50,000	130,598
Japan Wool Textile Co. Ltd. (The)	25,000	161,352
Kurabo Industries Ltd.	50,000	77,937
Onward Holdings Co. Ltd.	25,000	153,347
Sanyo Shokai Ltd.	25,000	66,142
Seiko Holdings Corp.	25,000	142,604
Seiren Co. Ltd.	12,500	100,792
TSI Holdings Co. Ltd.	20,000	115,263
Unitika Ltd.[b]	150,000	78,359
Wacoal Holdings Corp.	25,000	256,772
Yondoshi Holdings Inc.	5,000	85,057

		1,675,338
TRADING COMPANIES & DISTRIBUTORS — 2.95%
Gecoss Corp.	2,500	38,842
Hanwa Co. Ltd.	50,000	176,518

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Inaba Denki Sangyo Co. Ltd.	5,000	$168,513
Inabata & Co. Ltd.	10,000	85,942
Iwatani Corp.	50,000	363,989
Japan Pulp & Paper Co. Ltd.	25,000	65,510
Kamei Corp.	7,500	50,996
Kanamoto Co. Ltd.	7,500	243,923
Kanematsu Corp.	100,000	149,134
Kuroda Electric Co. Ltd.	7,500	95,800
Misumi Group Inc.	22,500	720,394
MonotaRO Co. Ltd.	7,500	178,772
Nagase & Co. Ltd.	27,500	332,266
NEC Capital Solutions Ltd.	2,500	42,234
Nippon Steel & Sumikin Bussan Corp.	26,440	95,348
Nishio Rent All Co. Ltd.	5,000	169,566
Onoken Co. Ltd.	5,000	41,117
Sojitz Corp.	302,500	433,290
Trusco Nakayama Corp.	5,000	141,340
Wakita & Co. Ltd.	10,000	97,232
Yamazen Corp.	12,500	87,311
Yuasa Trading Co. Ltd.	5,000	96,347

		3,874,384
TRANSPORTATION INFRASTRUCTURE — 0.41%
Japan Airport Terminal Co. Ltd.	10,000	393,478
Sumitomo Warehouse Co. Ltd. (The)	25,000	142,394

		535,872
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Japan Communications Inc.[a,b]	30,000	134,221
WirelessGate Inc.	2,500	68,458

		202,679

TOTAL COMMON STOCKS
(Cost: $132,328,218)		130,468,038

SHORT-TERM INVESTMENTS — 4.49%

MONEY MARKET FUNDS — 4.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,558,636	5,558,636
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	316,055	316,055

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	22,635	$22,635

		5,897,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,897,326)		5,897,326

TOTAL INVESTMENTS IN SECURITIES — 103.78%
(Cost: $138,225,544)		136,365,364
Other Assets, Less Liabilities — (3.78)%		(4,961,134)

NET ASSETS — 100.00%		$131,404,230

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

131

Schedule of Investments  (Unaudited)

iSHARES® MSCI MALAYSIA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AIRLINES — 0.64%
AirAsia Bhd	6,029,900	$4,599,303

		4,599,303
AUTOMOBILES — 1.25%
UMW Holdings Bhd	2,682,100	8,944,298

		8,944,298
CHEMICALS — 3.10%
Petronas Chemicals Group Bhd	13,362,900	22,241,871

		22,241,871
COMMERCIAL BANKS — 31.01%
Alliance Financial Group Bhd	5,221,200	7,517,293
AMMB Holdings Bhd	8,840,737	17,407,039
CIMB Group Holdings Bhd	24,051,764	41,455,073
Hong Leong Bank Bhd	2,874,940	12,154,218
Hong Leong Financial Group Bhd	1,014,800	5,310,262
Malayan Banking Bhd	21,514,920	60,171,809
Public Bank Bhd	12,885,780	70,781,313
RHB Capital Bhd	3,247,700	7,854,009

		222,651,016
CONSTRUCTION & ENGINEERING — 4.38%
Dialog Group Bhd	17,334,754	7,636,004
Gamuda Bhd	8,314,800	13,003,782
IJM Corp. Bhd	5,400,740	10,825,430

		31,465,216
CONSTRUCTION MATERIALS — 0.81%
Lafarge Malaysia Bhd	1,942,460	5,823,073

		5,823,073
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.60%
Telekom Malaysia Bhd	5,472,100	11,453,797

		11,453,797
ELECTRIC UTILITIES — 8.41%
Tenaga Nasional Bhd	14,325,812	60,394,998

		60,394,998
ENERGY EQUIPMENT & SERVICES — 2.51%
Bumi Armada Bhd[a]	8,658,300	2,943,694
Sapurakencana Petroleum Bhd	18,229,200	15,089,951

		18,033,645
FOOD PRODUCTS — 7.95%
Felda Global Ventures Holdings Bhd	5,500,600	5,366,439

Security	Shares	Value

Genting Plantations Bhd	1,036,100	$3,277,537
IOI Corp. Bhd	14,772,230	21,050,155
Kuala Lumpur Kepong Bhd	2,447,300	16,279,158
PPB Group Bhd	2,417,266	11,091,195

		57,064,484
GAS UTILITIES — 2.90%
Petronas Gas Bhd	3,102,200	20,837,246

		20,837,246
HEALTH CARE PROVIDERS & SERVICES — 2.38%
IHH Healthcare Bhd	11,759,100	17,104,145

		17,104,145
HOTELS, RESTAURANTS & LEISURE — 7.00%
Berjaya Sports Toto Bhd	3,054,676	3,142,727
Genting Bhd	10,423,100	28,257,155
Genting Malaysia Bhd	15,121,000	18,864,928

		50,264,810
INDUSTRIAL CONGLOMERATES — 5.54%
Sime Darby Bhd	13,907,725	39,800,969

		39,800,969
MARINE — 1.54%
MISC Bhd	5,113,020	11,049,867

		11,049,867
MEDIA — 0.89%
Astro Malaysia Holdings Bhd	6,379,800	6,356,223

		6,356,223
MULTI-UTILITIES — 1.75%
YTL Corp. Bhd	21,917,112	10,237,705
YTL Power International Bhd	5,145,800	2,327,590

		12,565,295
OIL, GAS & CONSUMABLE FUELS — 0.84%
Petronas Dagangan Bhd	1,266,600	6,021,265

		6,021,265
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.17%
IOI Properties Group Bhd	6,314,765	4,592,556
UEM Sunrise Bhd	7,161,000	3,810,732

		8,403,288
TOBACCO — 1.91%
British American Tobacco Malaysia Bhd	655,100	13,673,336

		13,673,336

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

November 30, 2014

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.89%
Malaysia Airports Holdings Bhd	3,097,800	$6,374,187

		6,374,187

WIRELESS TELECOMMUNICATION SERVICES — 11.29%
Axiata Group Bhd	12,940,300	27,009,170
DiGi.Com Bhd	17,828,000	33,205,144
Maxis Bhd	10,183,700	20,864,166

		81,078,480

TOTAL COMMON STOCKS
(Cost: $340,863,361)		716,200,812

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],c	16,017	16,017

		16,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,017)		16,017

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $340,879,378)		716,216,829
Other Assets, Less Liabilities — 0.24%		1,719,298

NET ASSETS — 100.00%		$717,936,127

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

133

Schedule of Investments  (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AIRLINES — 0.71%
Controladora Vuela Cia de Aviacion SAB de CVa,b	9,593,300	$8,040,572
Grupo Aeromexico SAB de CVa,b	7,880,236	12,177,735

		20,218,307
BEVERAGES — 10.33%
Arca Continental SAB de CV	5,757,229	37,037,459
Coca-Cola FEMSA SAB de CV Series L	3,162,858	31,397,050
Fomento Economico Mexicano SAB de CV BD Units	22,655,310	216,386,550
Organizacion Cultiba SAB de CVb	5,295,600	8,080,698

		292,901,757
BUILDING PRODUCTS — 0.00%
Corporacion Geo SAB de CV Series Ba,b	15,588,128	11
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	22

		33
CAPITAL MARKETS — 0.31%
Grupo Financiero Interacciones SA de CV Series Ob	1,179,900	8,852,805

		8,852,805
CHEMICALS — 1.69%
Mexichem SAB de CV	13,154,074	47,989,575

		47,989,575
COMMERCIAL BANKS — 11.17%
Banregio Grupo Financiero SAB de CVb	3,058,700	15,854,914
Grupo Financiero Banorte SAB de CV Series O	28,101,778	159,313,664
Grupo Financiero Inbursa SAB de CV Series O	31,438,592	84,885,725
Grupo Financiero Santander Mexico SAB de CV Series Bb	25,142,650	56,870,441

		316,924,744
CONSTRUCTION & ENGINEERING — 2.13%
Empresas ICA SAB de CVa,b	9,766,388	14,389,872
Promotora y Operadora Infraestructura SAB de CVa	3,711,400	45,952,765

		60,342,637
CONSTRUCTION MATERIALS — 6.02%
Cemex SAB de CV CPO[a]	137,479,700	170,814,181

		170,814,181
CONSUMER FINANCE — 1.45%
Compartamos SAB de CVb	15,713,906	33,565,054
Credito Real SAB de CVb	2,912,600	7,556,133

		41,121,187

Security	Shares	Value

CONTAINERS & PACKAGING — 0.19%
Bio Pappel SAB de CVa,b	2,825,100	$5,211,285

		5,211,285
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Bolsa Mexicana de Valores SAB de CVb	7,016,787	14,473,015

		14,473,015
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.22%
Axtel SAB de CV CPO[a,b]	22,576,577	6,204,610

		6,204,610
FOOD & STAPLES RETAILING — 5.97%
Controladora Comercial Mexicana SAB de CV BC Units	6,823,055	25,083,768
Grupo Comercial Chedraui SAB de CVb	5,589,500	18,413,511
Wal-Mart de Mexico SAB de CV Series V	58,844,433	125,946,286

		169,443,565
FOOD PRODUCTS — 4.70%
Gruma SAB de CV Series B	2,565,600	28,299,631
Grupo Bimbo SAB de CV Series A	22,529,804	63,392,553
Grupo Herdez SAB de CVb	4,174,344	10,805,439
Grupo Lala SAB de CVb	9,680,500	19,883,687
Industrias Bachoco SAB de CV Series B	2,307,800	10,792,064

		133,173,374
HOTELS, RESTAURANTS & LEISURE — 1.21%
Alsea SAB de CVa,b	7,691,766	23,795,100
Hoteles City Express SAB de CVa,b	5,927,600	10,554,729

		34,349,829
HOUSEHOLD DURABLES — 0.29%
Consorcio ARA SAB de CVa	17,994,119	8,233,428

		8,233,428
HOUSEHOLD PRODUCTS — 1.71%
Kimberly-Clark de Mexico SAB de CV Series A	21,401,854	48,486,079

		48,486,079
INDUSTRIAL CONGLOMERATES — 5.14%
Alfa SAB de CV Series A	37,712,351	100,360,069
Grupo Carso SAB de CV Series A1[b]	8,081,133	45,470,272

		145,830,341
INSURANCE — 0.32%
Qualitas Controladora SAB de CV	3,828,600	9,081,382

		9,081,382
MEDIA — 8.06%
Grupo Televisa SAB de CV CPO	29,957,497	218,305,716

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2014

Security	Shares	Value

TV Azteca SAB de CV CPO[b]	20,920,439	$10,324,949

		228,630,665
METALS & MINING — 7.38%
Grupo Mexico SAB de CV Series B	38,587,486	126,480,394
Grupo Simec SAB de CV Series Ba,b	2,226,554	8,191,944
Industrias CH SAB de CV Series Ba,b	2,736,683	14,136,502
Industrias Penoles SAB de CV	1,964,968	42,985,508
Minera Frisco SAB de CV Series A1[a,b]	10,415,103	17,638,557

		209,432,905
MULTILINE RETAIL — 1.28%
El Puerto de Liverpool SAB de CV Series C1	2,798,795	30,440,967
Grupo Famsa SAB de CV Series Aa,b	6,243,040	5,771,547

		36,212,514
PHARMACEUTICALS — 0.90%
Genomma Lab Internacional SAB de CV Series Ba,b	11,752,993	25,518,828

		25,518,828
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.37%
Concentradora Fibra Hotelera Mexicana SAB de CVb	7,881,300	13,080,925
Fibra Shop Portafolios Inmobiliarios SAPI de CVb	6,267,600	8,157,045
Fibra Uno Administracion SAB de CV	30,850,700	103,828,899
Macquarie Mexico Real Estate Management SA de CVb	13,181,900	23,263,153
PLA Administradora Industrial S. de RL de CV	9,420,200	20,291,069
Prologis Property Mexico SA CV	5,728,100	12,156,978

		180,778,069
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
Corporacion Inmobiliaria Vesta SAB de CV	6,484,149	13,169,124

		13,169,124
TRANSPORTATION INFRASTRUCTURE — 4.08%
Grupo Aeroportuario del Centro Norte SAB de CV	3,816,892	17,450,924
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,605,349	31,432,901
Grupo Aeroportuario del Sureste SAB de CV Series B	3,012,865	40,191,041
OHL Mexico SAB de CVa	11,651,600	26,757,249

		115,832,115
WIRELESS TELECOMMUNICATION SERVICES — 17.23%
America Movil SAB de CV Series L	414,280,918	488,800,666

		488,800,666

TOTAL COMMON STOCKS
(Cost: $3,093,069,651)		2,832,027,020

SHORT-TERM INVESTMENTS — 5.20%

MONEY MARKET FUNDS — 5.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	139,342,595	139,342,595

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	7,922,791	$7,922,791
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	294,911	294,911

		147,560,297

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,560,297)		147,560,297

TOTAL INVESTMENTS IN SECURITIES — 105.04%
(Cost: $3,240,629,948)		2,979,587,317
Other Assets, Less Liabilities — (5.04)%		(142,930,224)

NET ASSETS — 100.00%		$2,836,657,093

CPO	— Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

135

Schedule of Investments  (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AIR FREIGHT & LOGISTICS — 1.20%
PostNL NVa	168,980	$655,781
TNT Express NV	168,028	1,135,338

		1,791,119
BEVERAGES — 6.46%
Heineken Holding NV	38,556	2,643,140
Heineken NV	88,298	6,962,349

		9,605,489
CAPITAL MARKETS — 0.12%
BinckBank NV	19,040	177,286

		177,286
CHEMICALS — 7.65%
Akzo Nobel NV	92,939	6,437,313
IMCD Group NVa	11,424	332,331
Koninklijke DSM NV	66,045	4,353,050
Koninklijke Ten Cate NV	10,353	245,096

		11,367,790
COMMERCIAL BANKS — 14.61%
ING Groep NV CVA[a]	1,478,932	21,718,904

		21,718,904
CONSTRUCTION & ENGINEERING — 2.90%
Arcadis NV	23,800	745,020
Boskalis Westminster NV	32,963	1,854,336
Grontmij NVa	27,013	123,994
Koninklijke BAM Groep NVb	88,893	252,112
OCI NVa	32,249	1,159,259
Royal Imtech NVa,b	34,510	175,917

		4,310,638
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,b	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.75%
Koninklijke KPN NV	1,227,842	4,086,939

		4,086,939
ELECTRICAL EQUIPMENT — 0.37%
Kendrion NV	4,165	116,723
TKH Group NV	13,328	426,931

		543,654

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.09%
Fugro NV CVA[b]	28,084	$645,251
SBM Offshore NVa,b	72,352	979,546

		1,624,797
FOOD & STAPLES RETAILING — 4.17%
Amsterdam Commodities NV	5,831	132,736
Koninklijke Ahold NV	342,839	6,071,218

		6,203,954
FOOD PRODUCTS — 18.58%
Corbion NV	21,301	375,752
Koninklijke Wessanen NV	29,036	198,146
Nutreco NV	26,894	1,541,757
Unilever NV CVA	624,512	25,501,328

		27,616,983
HOUSEHOLD DURABLES — 0.18%
TomTom NVa,b	38,437	270,446

		270,446
INDUSTRIAL CONGLOMERATES — 7.46%
Koninklijke Philips NV	366,758	11,089,840

		11,089,840
INSURANCE — 5.85%
AEGON NV	699,244	5,503,119
Delta Lloyd NV	76,398	1,760,540
NN Group NVa	46,886	1,427,067

		8,690,726
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Accell Group NV	8,092	135,682

		135,682
MACHINERY — 0.72%
Aalberts Industries NV	38,080	1,070,978

		1,070,978
MEDIA — 8.24%
Altice SAa,b	33,201	2,239,200
Reed Elsevier NV	268,107	6,607,836
Wolters Kluwer NV	115,668	3,398,013

		12,245,049
OIL, GAS & CONSUMABLE FUELS — 0.91%
Koninklijke Vopak NV	26,894	1,354,507

		1,354,507
PROFESSIONAL SERVICES — 1.89%
Brunel International NV	7,497	143,089

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2014

Security	Shares	Value

Randstad Holding NV	48,314	$2,390,253
USG People NV	24,871	273,809

		2,807,151
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.19%
Corio NV	27,013	1,370,098
Eurocommercial Properties NV	15,470	701,034
Nieuwe Steen Investments NV	49,385	228,963
VastNed Retail NV	7,259	341,888
Wereldhave NV	7,854	617,530

		3,259,513
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.46%
ASM International NV	19,278	810,510
ASML Holding NV	137,088	14,514,597
BE Semiconductor Industries NV	10,710	231,917

		15,557,024
SOFTWARE — 1.87%
Exact Holding NV	5,117	202,282
Gemalto NVb	30,345	2,584,517

		2,786,799

TOTAL COMMON STOCKS
(Cost: $157,359,056)		148,315,269

SHORT-TERM INVESTMENTS — 2.77%

MONEY MARKET FUNDS — 2.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,860,831	3,860,831
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	219,521	219,521
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	37,332	37,332

		4,117,684

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,117,684)		4,117,684

TOTAL INVESTMENTS IN SECURITIES — 102.53%		152,432,953
(Cost: $161,476,740)
Other Assets, Less Liabilities — (2.53)%		(3,764,788)

NET ASSETS — 100.00%		$148,668,165

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

137

Schedule of Investments  (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 60.18%
AGL Energy Ltd.	1,266,512	$14,171,492
ALS Ltd.[a]	731,744	3,147,700
Alumina Ltd.[b]	4,653,584	6,632,964
Amcor Ltd.	2,232,880	23,174,082
AMP Ltd.	5,470,192	26,332,086
APA Group	1,574,560	10,576,392
Asciano Ltd.	1,803,360	9,050,308
ASX Ltd.	359,008	11,030,881
Aurizon Holdings Ltd.	3,934,112	15,479,297
AusNet Services	3,391,440	3,820,865
Australia and New Zealand Banking Group Ltd.	5,011,136	136,522,005
Bank of Queensland Ltd.	682,240	7,173,836
Bendigo & Adelaide Bank Ltd.	844,064	9,199,619
BGP Holdings PLC[b]	27,004,595	337
BHP Billiton Ltd.	5,922,176	156,287,549
Boral Ltd.	1,434,784	5,988,237
Brambles Ltd.	2,884,960	23,933,689
Caltex Australia Ltd.	248,352	6,412,046
Coca-Cola Amatil Ltd.	1,055,600	8,234,726
Cochlear Ltd.	106,288	6,309,355
Commonwealth Bank of Australia	2,992,080	206,137,944
Computershare Ltd.	875,680	8,632,389
Crown Resorts Ltd.	665,808	8,171,682
CSL Ltd.	876,720	61,785,531
Dexus Property Group	1,676,076	10,171,076
Federation Centres	2,681,744	6,340,167
Flight Centre Travel Group Ltd.	100,256	3,459,535
Fortescue Metals Group Ltd.	2,857,920	7,171,351
Goodman Group	3,239,392	15,068,277
GPT Group (The)	3,153,904	11,144,290
Harvey Norman Holdings Ltd.	991,328	3,122,104
Healthscope Ltd.[b]	1,699,984	3,786,944
Iluka Resources Ltd.	762,528	4,458,101
Incitec Pivot Ltd.	3,054,896	7,430,959
Insurance Australia Group Ltd.	4,337,008	23,579,427
James Hardie Industries SE	818,688	8,454,879
Leighton Holdings Ltd.	187,824	3,226,996
Lend Lease Group	1,021,280	13,362,588
Macquarie Group Ltd.	534,352	26,648,141
Metcash Ltd.	1,675,232	3,731,806
Mirvac Group	6,887,712	10,317,054
National Australia Bank Ltd.	4,367,376	121,518,323
Newcrest Mining Ltd.[b]	1,408,784	12,432,788
Novion Property Group	4,013,984	7,297,243
Orica Ltd.	686,400	10,662,333
Origin Energy Ltd.	2,040,064	21,329,637
Qantas Airways Ltd.[b]	1,043,120	1,709,382
QBE Insurance Group Ltd.	2,475,616	22,946,513
Ramsay Health Care Ltd.	244,192	11,285,829
REA Group Ltd.	96,928	3,757,508
Rio Tinto Ltd.	803,712	40,540,726
Santos Ltd.	1,804,816	15,558,148
Scentre Group[b]	9,892,272	29,297,402
Seek Ltd.	596,960	8,707,448
Sonic Healthcare Ltd.	710,528	10,582,303
Stockland	4,363,008	15,342,171

Security	Shares	Value

Suncorp Group Ltd.	2,382,016	$29,153,950
Sydney Airport	2,013,648	7,630,801
Tabcorp Holdings Ltd.	1,421,056	4,948,516
Tatts Group Ltd.	2,650,336	7,713,632
Telstra Corp. Ltd.	8,104,096	39,356,859
Toll Holdings Ltd.	1,263,392	6,081,641
TPG Telecom Ltd.	509,808	3,224,248
Transurban Group	3,348,592	23,750,177
Treasury Wine Estates Ltd.	1,202,032	4,862,929
Wesfarmers Ltd.	2,073,041	73,286,094
Westfield Corp.	3,668,288	25,955,030
Westpac Banking Corp.	5,737,888	159,406,727
Woodside Petroleum Ltd.	1,370,720	41,824,271
Woolworths Ltd.	2,324,608	61,743,736
WorleyParsons Ltd.	385,216	3,656,055

		1,755,241,127
HONG KONG — 25.59%
AIA Group Ltd.	22,297,614	128,811,490
ASM Pacific Technology Ltd.[a]	436,800	4,446,855
Bank of East Asia Ltd. (The)	2,412,920	10,112,173
BOC Hong Kong (Holdings) Ltd.	6,968,000	24,619,368
Cathay Pacific Airways Ltd.	2,080,000	4,581,096
Cheung Kong (Holdings) Ltd.	2,496,000	45,800,232
Cheung Kong Infrastructure Holdings Ltd.	1,040,208	7,699,283
CLP Holdings Ltd.	3,432,000	29,850,213
First Pacific Co. Ltd.	4,576,500	4,827,308
Galaxy Entertainment Group Ltd.	4,368,000	29,824,062
Hang Lung Properties Ltd.	4,160,736	12,500,986
Hang Seng Bank Ltd.	1,476,800	24,603,812
Henderson Land Development Co. Ltd.	1,872,687	12,557,024
HKT Trust & HKT Ltd.	4,784,338	5,953,432
Hong Kong and China Gas Co. Ltd. (The)	11,648,746	27,608,504
Hong Kong Exchanges and Clearing Ltd.	2,064,900	44,972,484
Hutchison Whampoa Ltd.	3,952,000	49,533,772
Hysan Development Co. Ltd.	1,248,830	5,773,121
Kerry Properties Ltd.	1,248,000	4,497,950
Li & Fung Ltd.	10,817,200	12,023,761
Link REIT (The)	4,264,086	27,162,585
MGM China Holdings Ltd.[a]	1,747,200	5,283,280
MTR Corp. Ltd.	2,704,286	10,862,477
New World Development Co. Ltd.	9,568,921	11,425,946
NWS Holdings Ltd.	2,704,000	5,007,020
PCCW Ltd.	6,864,867	4,603,135
Power Assets Holdings Ltd.	2,532,000	24,177,253
Sands China Ltd.	4,492,800	26,910,453
Shangri-La Asia Ltd.	1,665,000	2,305,880
Sino Land Co. Ltd.	5,408,800	8,871,687
SJM Holdings Ltd.	3,744,000	7,434,894
Sun Hung Kai Properties Ltd.	3,012,000	44,043,946
Swire Pacific Ltd. Class A	1,144,000	15,725,390
Swire Properties Ltd.	2,163,200	6,722,517
Techtronic Industries Co. Ltd.	2,496,207	7,982,712
WH Group Ltd.[b,c]	6,032,000	3,570,197
Wharf Holdings Ltd. (The)	2,912,600	21,013,536
Wheelock and Co. Ltd.	1,664,000	8,368,278
Wynn Macau Ltd.[a]	2,828,800	9,228,709
Yue Yuen Industrial Holdings Ltd.	1,352,000	4,846,628

		746,143,449

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2014

Security	Shares	Value

NEW ZEALAND — 1.20%
Auckland International Airport Ltd.	1,798,576	$5,463,985
Contact Energy Ltd.	709,280	3,413,092
Fletcher Building Ltd.	1,295,008	8,325,803
Meridian Energy Ltd.	2,148,432	2,900,814
Mighty River Power Ltd.	1,074,112	2,529,534
Ryman Healthcare Ltd.	688,688	4,330,368
Spark New Zealand Ltd.	3,355,456	8,060,143

		35,023,739
SINGAPORE — 12.43%
Ascendas REIT	3,744,813	6,722,564
CapitaCommercial Trust	3,744,000	4,839,770
CapitaLand Ltd.	4,784,000	12,184,795
CapitaMall Trust Management Ltd.	4,576,000	6,950,886
City Developments Ltd.	832,000	6,421,112
ComfortDelGro Corp. Ltd.	3,744,000	7,467,894
DBS Group Holdings Ltd.	3,120,000	47,464,212
Genting Singapore PLC	11,232,400	9,823,503
Global Logistic Properties Ltd.	5,824,000	11,706,084
Golden Agri-Resources Ltd.	13,312,987	4,698,100
Hutchison Port Holdings Trust	10,816,000	7,408,960
Jardine Cycle & Carriage Ltd.	208,000	6,796,103
Keppel Corp. Ltd.[a]	2,704,200	18,671,116
Keppel Land Ltd.	1,248,000	3,226,513
Noble Group Ltd.	7,904,708	7,428,667
Oversea-Chinese Banking Corp. Ltd.[a]	5,398,424	43,402,749
SembCorp Industries Ltd.	1,872,240	6,563,971
SembCorp Marine Ltd.[a]	1,456,200	3,496,667
Singapore Airlines Ltd.	1,040,800	8,607,460
Singapore Exchange Ltd.	1,456,000	8,176,387
Singapore Press Holdings Ltd.[a]	2,990,517	9,842,208
Singapore Technologies Engineering Ltd.	2,912,000	7,528,531
Singapore Telecommunications Ltd.	14,768,328	44,186,022
StarHub Ltd.	1,040,000	3,303,107
Suntec REIT	3,744,000	5,658,366
United Overseas Bank Ltd.	2,341,000	43,102,417
UOL Group Ltd.	832,000	4,295,635
Wilmar International Ltd.	3,744,000	9,219,977
Yangzijiang Shipbuilding	3,536,000	3,323,053

		362,516,829

TOTAL COMMON STOCKS
(Cost: $2,835,896,122)		2,898,925,144

RIGHTS — 0.00%

AUSTRALIA — 0.00%
Harvey Norman Holdings Ltd.[b]	45,060	69,226

		69,226

Security	Shares	Value

HONG KONG — 0.00%
Shangri-La Asia Ltd.[b]	358,428	$15,484

		15,484

TOTAL RIGHTS
(Cost: $0)		84,710

SHORT-TERM INVESTMENTS — 1.08%

MONEY MARKET FUNDS — 1.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	29,217,828	29,217,828
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	1,661,278	1,661,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	737,289	737,289

		31,616,395

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,616,395)		31,616,395

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $2,867,512,517)		2,930,626,249
Other Assets, Less Liabilities — (0.48)%		(14,082,101)

NET ASSETS — 100.00%		$2,916,544,148

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

139

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.12%
Singapore Technologies Engineering Ltd.	7,304,000	$18,883,376

		18,883,376
AIRLINES — 2.47%
Singapore Airlines Ltd.	2,656,467	21,969,094

		21,969,094
COMMERCIAL BANKS — 36.28%
DBS Group Holdings Ltd.	7,304,500	111,122,543
Oversea-Chinese Banking Corp. Ltd.	13,280,250	106,771,783
United Overseas Bank Ltd.[a]	5,720,000	105,316,456

		323,210,782
DISTRIBUTORS — 2.43%
Jardine Cycle & Carriage Ltd.[a]	664,000	21,695,251

		21,695,251
DIVERSIFIED FINANCIAL SERVICES — 2.09%
Singapore Exchange Ltd.[a]	3,320,000	18,643,959

		18,643,959
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.26%
Singapore Telecommunications Ltd.	36,520,568	109,267,522

		109,267,522
FOOD PRODUCTS — 3.65%
Golden Agri-Resources Ltd.	31,872,628	11,247,725
Wilmar International Ltd.	8,632,000	21,257,169

		32,504,894
HOTELS, RESTAURANTS & LEISURE — 2.74%
Genting Singapore PLC	27,888,400	24,390,315

		24,390,315
INDUSTRIAL CONGLOMERATES — 6.46%
Keppel Corp. Ltd.	5,976,100	41,261,910
SembCorp Industries Ltd.	4,648,000	16,295,635

		57,557,545
MACHINERY — 1.98%
SembCorp Marine Ltd.[a]	3,984,000	9,566,490
Yangzijiang Shipbuilding[a]	8,632,000	8,112,160

		17,678,650

Security	Shares	Value

MEDIA — 2.98%
Singapore Press Holdings Ltd.[a]	8,066,000	$26,546,329

		26,546,329
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.83%
Ascendas REIT	9,296,335	16,688,472
CapitaCommercial Trust	9,296,000	12,016,694
CapitaMall Trust Management Ltd.	10,624,800	16,138,937
Suntec REIT	10,624,000	16,056,218

		60,900,321
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.41%
CapitaLand Ltd.	11,952,000	30,441,611
City Developments Ltd.[a]	1,992,000	15,373,625
Global Logistic Properties Ltd.	13,944,000	28,027,066
Keppel Land Ltd.	3,320,000	8,583,352
UOL Group Ltd.[a]	1,992,000	10,284,741

		92,710,395
ROAD & RAIL — 2.08%
ComfortDelGro Corp. Ltd.[a]	9,296,000	18,542,079

		18,542,079
TRADING COMPANIES & DISTRIBUTORS — 2.10%
Noble Group Ltd.	19,920,999	18,721,307

		18,721,307
TRANSPORTATION INFRASTRUCTURE — 1.94%
Hutchison Port Holdings Trust	25,232,000	17,283,920

		17,283,920
WIRELESS TELECOMMUNICATION SERVICES — 0.95%
StarHub Ltd.	2,656,000	8,435,627

		8,435,627

TOTAL COMMON STOCKS
(Cost: $870,386,472)		888,941,366

SHORT-TERM INVESTMENTS — 5.16%

MONEY MARKET FUNDS — 5.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	42,660,905	42,660,905
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	2,425,629	2,425,629

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],c	886,848	$886,848

		45,973,382

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,973,382)		45,973,382

TOTAL INVESTMENTS IN SECURITIES — 104.93% (Cost: $916,359,854)		934,914,748
Other Assets, Less Liabilities — (4.93)%		(43,928,279)

NET ASSETS — 100.00%		$890,986,469

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Singapore Index	44	Dec. 2014	Singapore	$2,545,823	$9,114

See accompanying notes to schedules of investments.

141

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

CAPITAL MARKETS — 2.15%
Brait SEa	544,621	$3,549,786
Coronation Fund Managers Ltd.	368,852	3,691,692
Investec Ltd.	394,024	3,673,610

		10,915,088
COMMERCIAL BANKS — 7.93%
Barclays Africa Group Ltd.	550,107	8,884,179
Nedbank Group Ltd.	323,968	7,125,742
Standard Bank Group Ltd.	1,968,957	24,276,644

		40,286,565
CONSTRUCTION MATERIALS — 0.40%
PPC Ltd.	883,876	2,045,961

		2,045,961
CONTAINERS & PACKAGING — 0.77%
Nampak Ltd.	966,218	3,922,076

		3,922,076
DISTRIBUTORS — 1.08%
Imperial Holdings Ltd.	303,418	5,493,469

		5,493,469
DIVERSIFIED FINANCIAL SERVICES — 9.25%
African Bank Investments Ltd.[b]	2,626,522	2,378
FirstRand Ltd.	5,030,422	22,632,686
Remgro Ltd.	780,481	17,865,607
RMB Holdings Ltd.	1,145,077	6,492,208

		46,992,879
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
Telkom SA SOC Ltd.[a]	380,179	2,364,740

		2,364,740
FOOD & STAPLES RETAILING — 3.82%
Massmart Holdings Ltd.	176,108	2,233,693
Pick n Pay Stores Ltd.	395,281	1,962,718
Shoprite Holdings Ltd.	743,479	11,408,783
SPAR Group Ltd. (The)	266,972	3,807,913

		19,413,107
FOOD PRODUCTS — 1.82%
Tiger Brands Ltd.	264,596	9,257,806

		9,257,806
HEALTH CARE PROVIDERS & SERVICES — 3.21%
Life Healthcare Group Holdings Ltd.	1,521,665	5,757,987

Security	Shares	Value

Mediclinic International Ltd.	633,623	$5,396,966
Netcare Ltd.	1,558,740	5,136,300

		16,291,253
HOTELS, RESTAURANTS & LEISURE — 0.40%
Tsogo Sun Holdings Ltd.	767,500	2,021,840

		2,021,840
HOUSEHOLD DURABLES — 3.52%
Steinhoff International Holdings Ltd.	3,391,986	17,871,143

		17,871,143
INDUSTRIAL CONGLOMERATES — 2.71%
Bidvest Group Ltd. (The)	518,398	13,751,520

		13,751,520
INSURANCE — 7.13%
Discovery Ltd.	528,094	5,330,420
Liberty Holdings Ltd.	185,716	2,206,434
MMI Holdings Ltd.	1,655,312	4,727,750
Rand Merchant Insurance Holdings Ltd.	1,084,579	4,143,324
Sanlam Ltd.	2,987,399	19,796,099

		36,204,027
MEDIA — 16.42%
Naspers Ltd. Class N	642,369	83,386,724

		83,386,724
METALS & MINING — 5.13%
African Rainbow Minerals Ltd.	175,809	2,125,973
Anglo American Platinum Ltd.[a]	87,498	2,950,528
AngloGold Ashanti Ltd.[a]	654,567	5,853,861
Assore Ltd.	56,619	924,797
Gold Fields Ltd.	1,257,753	5,399,235
Impala Platinum Holdings Ltd.[a]	871,773	6,366,354
Kumba Iron Ore Ltd.	104,501	2,437,962

		26,058,710
MULTILINE RETAIL — 2.14%
Woolworths Holdings Ltd.	1,508,699	10,892,024

		10,892,024
OIL, GAS & CONSUMABLE FUELS — 7.85%
Exxaro Resources Ltd.[b]	232,382	2,342,648
Sasol Ltd.	897,184	37,519,046

		39,861,694
PAPER & FOREST PRODUCTS — 0.65%
Sappi Ltd.[a]	878,366	3,283,983

		3,283,983

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2014

Security	Shares	Value

PHARMACEUTICALS — 3.69%
Aspen Pharmacare Holdings Ltd.	518,211	$18,764,713

		18,764,713
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.31%
Growthpoint Properties Ltd.	3,521,386	8,826,975
Redefine Properties Ltd.	5,256,102	4,805,742
Resilient Property Income Fund Ltd.	397,809	3,165,834

		16,798,551
SPECIALTY RETAIL — 3.34%
Foschini Group Ltd. (The)	324,135	4,272,309
Mr. Price Group Ltd.	387,111	8,276,637
Truworths International Ltd.	617,066	4,440,931

		16,989,877
TRADING COMPANIES & DISTRIBUTORS — 0.66%
Barloworld Ltd.	356,169	3,371,297

		3,371,297
WIRELESS TELECOMMUNICATION SERVICES — 11.92%
MTN Group Ltd.	2,698,666	53,299,051
Vodacom Group Ltd.	603,461	7,264,039

		60,563,090

TOTAL COMMON STOCKS (Cost: $560,077,626)		506,802,137

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d],e	2,271,599	2,271,599
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d],e	129,159	129,159

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	25,184	$25,184

		2,425,942

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,425,942)		2,425,942

TOTAL INVESTMENTS IN SECURITIES — 100.25% (Cost: $562,503,568)		509,228,079
Other Assets, Less Liabilities — (0.25)%		(1,266,867)

NET ASSETS — 100.00%		$507,961,212

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

143

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 96.11%

AEROSPACE & DEFENSE — 0.31%
Korea Aerospace Industries Ltd.[a]	382,541	$13,879,821

		13,879,821
AIR FREIGHT & LOGISTICS — 0.61%
Hyundai Glovis Co. Ltd.	109,040	27,359,646

		27,359,646
AIRLINES — 0.22%
Korean Air Lines Co. Ltd.[b]	264,455	10,024,920

		10,024,920
AUTO COMPONENTS — 4.14%
Halla Visteon Climate Control Corp.[a]	320,026	12,203,708
Hankook Tire Co. Ltd.	611,621	30,251,213
Hyundai Mobis Co. Ltd.	551,372	122,919,702
Hyundai Wia Corp.	127,929	20,379,501

		185,754,124
AUTOMOBILES — 6.85%
Hyundai Motor Co.	1,239,453	200,245,577
Kia Motors Corp.	2,135,885	107,377,404

		307,622,981
BEVERAGES — 0.14%
Hite Jinro Co. Ltd.[a]	275,327	6,274,657

		6,274,657
BUILDING PRODUCTS — 0.53%
KCC Corp.	47,776	23,759,715

		23,759,715
CAPITAL MARKETS — 1.72%
Daewoo Securities Co. Ltd.[b]	1,582,349	15,567,132
Korea Investment Holdings Co. Ltd.	346,970	17,975,611
Mirae Asset Securities Co. Ltd.	209,058	9,387,279
Samsung Securities Co. Ltd.	509,484	22,716,286
Woori Investment & Securities Co. Ltd.	1,074,132	11,536,776

		77,183,084
CHEMICALS — 3.21%
Hanwha Chemical Corp.	912,351	10,375,579
Hanwha Corp.	399,457	10,707,950
Hyosung Corp.	197,102	12,328,326
Kumho Petrochemical Co. Ltd.[a]	123,626	8,814,887
LG Chem Ltd.	376,274	70,130,043
Lotte Chemical Corp.	129,644	20,594,200

Security	Shares	Value

OCI Co. Ltd.[a],b	143,696	$11,024,107

		143,975,092
COMMERCIAL BANKS — 8.80%
BS Financial Group Inc.	1,596,665	22,625,245
DGB Financial Group Inc.	1,131,860	11,952,491
Hana Financial Group Inc.	2,311,411	70,513,734
Industrial Bank of Korea	1,760,422	23,912,948
KB Financial Group Inc.	2,940,872	103,253,686
Shinhan Financial Group Co. Ltd.	3,085,623	138,135,206
Woori Bank[b]	2,572,078	24,839,780

		395,233,090
COMMERCIAL SERVICES & SUPPLIES — 0.36%
KEPCO Plant Service & Engineering Co. Ltd.	54,500	4,451,690
S1 Corp.	168,573	11,532,861

		15,984,551
COMPUTERS & PERIPHERALS — 21.18%
Samsung Electronics Co. Ltd.	818,595	950,883,853

		950,883,853
CONSTRUCTION & ENGINEERING — 1.77%
Daelim Industrial Co. Ltd.[a]	233,665	14,235,649
Daewoo Engineering & Construction Co. Ltd.[b]	960,609	5,453,523
GS Engineering & Construction Corp.[a],b	420,991	10,164,276
Hyundai Development Co. Engineering & Construction	472,140	15,127,912
Hyundai Engineering & Construction Co. Ltd.	595,673	24,086,060
Samsung Engineering Co. Ltd.[a],b	240,437	10,633,524

		79,700,944
CONSUMER FINANCE — 0.31%
Samsung Card Co. Ltd.	317,326	13,733,275

		13,733,275
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.75%
KT Corp.	542,905	15,949,779
LG Uplus Corp.	1,829,620	17,917,214

		33,866,993
ELECTRIC UTILITIES — 1.93%
Korea Electric Power Corp.	2,083,735	86,512,758

		86,512,758
ELECTRICAL EQUIPMENT — 0.63%
Doosan Heavy Industries & Construction Co. Ltd.	477,585	11,250,479
LS Corp.	161,175	8,815,565
LS Industrial Systems Co. Ltd.	138,206	8,033,274

		28,099,318
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.32%
LG Display Co. Ltd.[b]	1,897,159	58,133,082
LG Innotek Co. Ltd.[a],b	109,002	9,828,331
Samsung Electro-Mechanics Co. Ltd.[a]	494,581	27,140,687

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2014

Security	Shares	Value

Samsung SDI Co. Ltd.	446,799	$54,037,697

		149,139,797
FOOD & STAPLES RETAILING — 0.77%
E-Mart Co. Ltd.	173,959	34,542,154

		34,542,154
FOOD PRODUCTS — 1.31%
CJ CheilJedang Corp.	66,486	21,182,868
Lotte Confectionery Co. Ltd.	6,271	11,263,405
ORION Corp.	29,670	26,190,045

		58,636,318
GAS UTILITIES — 0.29%
Korea Gas Corp.[b]	248,604	12,901,963

		12,901,963
HOTELS, RESTAURANTS & LEISURE — 1.27%
Hotel Shilla Co. Ltd.	266,765	21,549,229
Kangwon Land Inc.	946,642	27,939,161
Paradise Co. Ltd.[a]	295,308	7,436,340

		56,924,730
HOUSEHOLD DURABLES — 1.88%
Coway Co. Ltd.	443,252	34,565,615
LG Electronics Inc.	870,155	49,949,779

		84,515,394
HOUSEHOLD PRODUCTS — 0.97%
LG Household & Health Care Ltd.	77,215	43,417,975

		43,417,975
INDUSTRIAL CONGLOMERATES — 2.33%
CJ Corp.	122,705	17,941,433
Doosan Corp.	71,868	7,491,993
LG Corp.	784,777	46,111,271
SK Holdings Co. Ltd.	215,755	33,104,698

		104,649,395
INSURANCE — 3.88%
Dongbu Insurance Co. Ltd.	365,311	18,365,290
Hanwha Life Insurance Co. Ltd.	1,868,476	14,199,709
Hyundai Marine & Fire Insurance Co. Ltd.	515,770	12,406,039
Samsung Fire & Marine Insurance Co. Ltd.	269,118	75,298,145
Samsung Life Insurance Co. Ltd.	489,400	53,889,435

		174,158,618
INTERNET SOFTWARE & SERVICES — 3.60%
Daum Kakao Corp.	57,500	7,613,385
NAVER Corp.	225,948	154,173,643

		161,787,028

Security	Shares	Value

IT SERVICES — 1.85%
Samsung SDS Co. Ltd.[b]	159,500	$49,953,969
SK C&C Co. Ltd.	165,612	33,333,161

		83,287,130
MACHINERY — 2.15%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	838,919	14,613,599
Doosan Infracore Co. Ltd.[b]	1,176,798	11,099,363
Hyundai Heavy Industries Co. Ltd.	343,200	38,255,517
Hyundai Mipo Dockyard Co. Ltd.[a]	97,096	6,739,187
Samsung Heavy Industries Co. Ltd.[a]	1,331,989	25,967,744

		96,675,410
MARINE — 0.12%
Hyundai Merchant Marine Co. Ltd.[a],b	628,299	5,506,371

		5,506,371
MEDIA — 0.26%
Cheil Worldwide Inc.[a],b	687,676	11,575,574

		11,575,574
METALS & MINING — 4.43%
Hyundai Steel Co.	587,989	33,964,796
Korea Zinc Co. Ltd.	70,842	27,334,225
POSCO	504,067	137,623,781

		198,922,802
MULTILINE RETAIL — 1.14%
Hyundai Department Store Co. Ltd.	129,450	15,013,606
Lotte Shopping Co. Ltd.	93,868	25,416,670
Shinsegae Co. Ltd.	60,914	10,858,356

		51,288,632
OIL, GAS & CONSUMABLE FUELS — 1.55%
GS Holdings Corp.	448,515	16,840,312
S-Oil Corp.[a]	385,846	14,661,417
SK Innovation Co. Ltd.	494,793	38,272,269

		69,773,998
PERSONAL PRODUCTS — 1.87%
AmorePacific Corp.	26,302	59,348,346
AmorePacific Group	23,404	24,545,736

		83,894,082
PHARMACEUTICALS — 0.65%
Celltrion Inc.[a],b	523,101	18,814,545
Yuhan Corp.	65,099	10,223,589

		29,038,134
ROAD & RAIL — 0.10%
Korea Express Co. Ltd.[b]	24,600	4,362,923

		4,362,923

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.36%
SK Hynix Inc.[b]	4,519,869	$196,019,410

		196,019,410
SOFTWARE — 0.41%
NCsoft Corp.[a]	129,414	18,630,383

		18,630,383
TOBACCO — 1.74%
KT&G Corp.	891,511	77,970,500

		77,970,500
TRADING COMPANIES & DISTRIBUTORS — 1.93%
Daewoo International Corp.	397,365	12,265,791
Samsung C&T Corp.	1,016,069	65,937,417
SK Networks Co. Ltd.[b]	1,004,053	8,536,648

		86,739,856
WIRELESS TELECOMMUNICATION SERVICES — 0.47%
SK Telecom Co. Ltd.	83,564	21,155,920

		21,155,920

TOTAL COMMON STOCKS (Cost: $2,876,004,377)		4,315,363,319

PREFERRED STOCKS — 3.80%

AUTOMOBILES — 1.34%
Hyundai Motor Co. Ltd.[a]	198,767	23,052,989
Hyundai Motor Co. Ltd. Series 2	308,383	37,018,764

		60,071,753
CHEMICALS — 0.22%
LG Chem Ltd.	65,776	9,914,339

		9,914,339
COMPUTERS & PERIPHERALS — 2.24%
Samsung Electronics Co. Ltd.	106,333	100,675,407

		100,675,407

TOTAL PREFERRED STOCKS (Cost: $131,565,927)		170,661,499

Security	Shares	Value

RIGHTS — 0.01%

COMMERCIAL BANKS — 0.01%
DGB Financial Group Inc.[b]	236,414	$330,739

		330,739

TOTAL RIGHTS (Cost: $0)		330,739

SHORT-TERM INVESTMENTS — 2.82%

MONEY MARKET FUNDS — 2.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	114,417,726	114,417,726
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	6,505,604	6,505,604
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,581,616	5,581,616

		126,504,946

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,504,946)		126,504,946

TOTAL INVESTMENTS IN SECURITIES —102.74% (Cost: $3,134,075,250)		4,612,860,503
Other Assets, Less Liabilities — (2.74)%		(122,844,645)

NET ASSETS — 100.00%		$4,490,015,858

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

146

Schedule of Investments  (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.60%

AIRLINES — 2.39%
International Consolidated Airlines Group SAa	6,218,219	$44,550,401

		44,550,401
BIOTECHNOLOGY — 2.21%
Grifols SA	924,402	41,284,924

		41,284,924
COMMERCIAL BANKS — 45.82%
Banco Bilbao Vizcaya Argentaria SA	20,007,336	215,450,188
Banco de Sabadell SA	18,814,856	53,502,071
Banco Popular Espanol SA	9,740,109	53,669,864
Banco Santander SA	44,493,907	402,089,799
Bankia SAa	26,629,939	46,809,467
Bankinter SA	2,964,410	26,634,050
CaixaBank SA	10,262,112	56,814,859

		854,970,298
CONSTRUCTION & ENGINEERING — 4.79%
ACS Actividades de Construccion y Servicios SA	1,119,488	39,656,238
Ferrovial SA	2,351,810	48,317,433
Ferrovial SA (New)	67,057	1,377,672

		89,351,343
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.92%
Telefonica SA	13,848,741	222,367,118

		222,367,118
ELECTRIC UTILITIES — 7.63%
Iberdrola SA	11,875,722	88,029,724
Red Electrica Corporacion SA	592,300	54,397,234

		142,426,958
FOOD & STAPLES RETAILING — 1.68%
Distribuidora Internacional de Alimentacion SA	4,501,845	31,372,329

		31,372,329
GAS UTILITIES — 4.75%
Enagas SA	983,047	33,003,124
Gas Natural SDG SA	1,957,972	55,603,817

		88,606,941
INSURANCE — 1.53%
Mapfre SA	7,772,450	28,593,779

		28,593,779

Security	Shares	Value

IT SERVICES — 4.27%
Amadeus IT Holding SA Class A	1,994,052	$79,585,582

		79,585,582
MACHINERY — 1.07%
Zardoya Otis SA	1,865,597	19,931,642

		19,931,642
OIL, GAS & CONSUMABLE FUELS — 4.39%
Repsol SA	3,641,400	81,938,877

		81,938,877
SPECIALTY RETAIL — 4.47%
Inditex SA	2,857,823	83,420,714

		83,420,714
TRANSPORTATION INFRASTRUCTURE — 2.68%
Abertis Infraestructuras SA	2,333,932	50,074,138

		50,074,138
TOTAL COMMON STOCKS (Cost: $1,948,968,934)		1,858,475,044

RIGHTS — 0.37%

COMMERCIAL BANKS — 0.04%
CaixaBank SAa	10,328,163	695,282

		695,282
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.33%
Telefonica SAa	13,427,161	6,159,939

		6,159,939

TOTAL RIGHTS (Cost: $6,302,443)		6,855,221

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	164,228	$164,228

		164,228

TOTAL SHORT-TERM INVESTMENTS (Cost: $164,228)		164,228

TOTAL INVESTMENTS IN SECURITIES — 99.98% (Cost: $1,955,435,605)		1,865,494,493
Other Assets, Less Liabilities — 0.02%		312,432

NET ASSETS — 100.00%		$1,865,806,925

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

148

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWEDEN ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

BUILDING PRODUCTS — 4.53%
Assa Abloy AB Class B	314,400	$17,118,596

		17,118,596
COMMERCIAL BANKS — 26.50%
Nordea Bank AB	2,857,800	35,770,982
Skandinaviska Enskilda Banken AB Class A	1,429,200	18,916,702
Svenska Handelsbanken AB Class A	469,650	22,984,255
Swedbank AB Class A	852,000	22,393,636

		100,065,575
COMMERCIAL SERVICES & SUPPLIES — 0.94%
Securitas AB Class B	294,600	3,564,779

		3,564,779
COMMUNICATIONS EQUIPMENT — 9.57%
Telefonaktiebolaget LM Ericsson Class B	2,863,350	36,129,022

		36,129,022
CONSTRUCTION & ENGINEERING — 2.04%
Skanska AB Class B	357,450	7,713,953

		7,713,953
DIVERSIFIED FINANCIAL SERVICES — 7.04%
Industrivarden AB Class C	154,050	2,728,307
Investment AB Kinnevik Class B	221,550	7,701,660
Investor AB Class B	428,550	16,129,867

		26,559,834
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.24%
TeliaSonera AB	2,240,700	16,018,119

		16,018,119
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.03%
Hexagon AB Class B	240,150	7,647,986

		7,647,986
FOOD & STAPLES RETAILING — 0.75%
ICA Gruppen AB	72,750	2,815,410

		2,815,410
HEALTH CARE EQUIPMENT & SUPPLIES — 2.09%
Elekta AB Class B	346,800	3,541,676
Getinge AB Class B	188,250	4,366,083

		7,907,759

Security	Shares	Value

HOUSEHOLD DURABLES — 2.54%
Electrolux AB Class B	226,350	$6,740,101
Husqvarna AB Class B	383,850	2,831,719

		9,571,820
HOUSEHOLD PRODUCTS — 3.46%
Svenska Cellulosa AB Class B	552,900	13,068,586

		13,068,586
MACHINERY — 18.01%
Alfa Laval AB	295,950	5,901,582
Atlas Copco AB Class A	631,800	18,253,000
Atlas Copco AB Class B	367,200	9,774,697
Sandvik AB	1,003,200	10,528,214
SKF AB Class B	372,750	7,693,519
Volvo AB Class B	1,443,750	15,830,635

		67,981,647
METALS & MINING — 1.15%
Boliden AB	257,400	4,358,081

		4,358,081
OIL, GAS & CONSUMABLE FUELS — 0.77%
Lundin Petroleum ABa	204,900	2,893,749

		2,893,749
SPECIALTY RETAIL — 10.15%
Hennes & Mauritz AB Class B	893,250	38,337,528

		38,337,528
TOBACCO — 1.73%
Swedish Match AB	188,700	6,529,280

		6,529,280
WIRELESS TELECOMMUNICATION SERVICES — 2.41%
Millicom International Cellular SA SDR	62,250	5,190,358
Tele2 AB Class B	300,300	3,896,043

		9,086,401

TOTAL COMMON STOCKS
(Cost: $379,453,753)		377,368,125

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	21,238	$21,238

		21,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,238)		21,238

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $379,474,991)		377,389,363
Other Assets, Less Liabilities — 0.04%		163,075

NET ASSETS — 100.00%		$377,552,438

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

150

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.43%

BIOTECHNOLOGY — 1.51%
Actelion Ltd. Registered[a]	136,493	$16,277,162

		16,277,162
BUILDING PRODUCTS — 1.48%
Geberit AG Registered	45,584	15,924,831

		15,924,831
CAPITAL MARKETS — 10.16%
Credit Suisse Group AG Registered	1,480,962	39,687,015
Julius Baer Group Ltd.[a]	276,612	12,568,836
Partners Group Holding AG	28,231	8,130,880
UBS Group AGa	2,730,637	49,171,304

		109,558,035
CHEMICALS — 6.15%
EMS-Chemie Holding AG Registered	16,835	6,263,983
Givaudan SA Registered[a]	10,221	18,267,319
Sika AG Bearer	2,906	11,093,169
Syngenta AG Registered	92,981	30,717,023

		66,341,494
CONSTRUCTION MATERIALS — 1.72%
Holcim Ltd. Registered[a]	250,971	18,585,138

		18,585,138
DIVERSIFIED FINANCIAL SERVICES — 0.54%
Pargesa Holding SA Bearer	72,520	5,788,052

		5,788,052
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.51%
Swisscom AG Registered	26,677	16,238,776

		16,238,776
ELECTRICAL EQUIPMENT — 4.38%
ABB Ltd. Registered[a]	2,096,087	47,186,432

		47,186,432
ENERGY EQUIPMENT & SERVICES — 0.91%
Transocean Ltd.[b]	459,725	9,762,297

		9,762,297
FOOD PRODUCTS — 19.25%
Aryzta AGa	123,284	9,865,279
Barry Callebaut AG Registered[a]	5,180	5,559,024
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	1,554	7,849,837
Chocoladefabriken Lindt & Sprugli AG Registered	156	9,345,428

Security	Shares	Value

Nestle SA Registered	2,324,007	$174,993,989

		207,613,557
HEALTH CARE EQUIPMENT & SUPPLIES — 0.99%
Sonova Holding AG Registered	70,448	10,689,671

		10,689,671
INSURANCE — 8.75%
Baloise Holding AG Registered	68,894	9,023,791
Swiss Life Holding AG Registered[a]	44,030	10,117,532
Swiss Re AGa	352,499	30,219,427
Zurich Insurance Group AGa	143,227	45,012,076

		94,372,826
LIFE SCIENCES TOOLS & SERVICES — 0.93%
Lonza Group AG Registered[a]	85,470	10,077,210

		10,077,210
MACHINERY — 1.96%
Schindler Holding AG Participation Certificates	64,232	9,186,476
Schindler Holding AG Registered	43,512	6,096,648
Sulzer AG Registered	52,318	5,858,964

		21,142,088
MARINE — 0.93%
Kuehne & Nagel International AG Registered	74,333	10,037,077

		10,037,077
PHARMACEUTICALS — 28.24%
Novartis AG Registered	1,621,081	157,312,998
Roche Holding AG Genusschein	490,287	147,264,201

		304,577,199
PROFESSIONAL SERVICES — 2.63%
Adecco SA Registered[a]	203,056	14,299,273
SGS SA Registered	6,475	14,045,407

		28,344,680
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.69%
Swiss Prime Site AG Registered[a]	96,607	7,469,872

		7,469,872
TEXTILES, APPAREL & LUXURY GOODS — 6.70%
Compagnie Financiere Richemont SA Class A Bearer	500,906	47,231,251
Swatch Group AG (The) Bearer	34,706	17,199,912
Swatch Group AG (The) Registered	84,952	7,842,740

		72,273,903

TOTAL COMMON STOCKS
(Cost: $952,160,346)		1,072,260,300

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	8,661,891	$8,661,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	492,501	492,501
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	152,435	152,435

		9,306,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,306,827)		9,306,827

TOTAL INVESTMENTS IN SECURITIES — 100.29%
(Cost: $961,467,173)		1,081,567,127
Other Assets, Less Liabilities — (0.29)%		(3,116,954)

NET ASSETS — 100.00%		$1,078,450,173

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® MSCI TAIWAN ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.66%

AIRLINES — 0.45%
China Airlines Ltd.[a]	18,096,761	$7,631,076
EVA Airways Corp.[a]	11,704,212	7,563,915

		15,194,991
AUTO COMPONENTS — 0.73%
Cheng Shin Rubber Industry Co. Ltd.[b]	10,640,670	24,652,590

		24,652,590
AUTOMOBILES — 0.35%
China Motor Co. Ltd.	4,256,000	3,775,013
Yulon Motor Co. Ltd.[b]	5,320,362	7,994,081

		11,769,094
BUILDING PRODUCTS — 0.15%
Taiwan Glass Industry Corp.[b]	6,384,693	4,930,743

		4,930,743
CAPITAL MARKETS — 0.85%
Yuanta Financial Holding Co. Ltd.	58,706,164	28,833,789

		28,833,789
CHEMICALS — 5.89%
Formosa Chemicals & Fibre Corp.	22,344,610	50,541,165
Formosa Plastics Corp.	28,728,518	65,909,194
Nan Ya Plastics Corp.	32,984,938	69,066,127
Taiwan Fertilizer Co. Ltd.[b]	5,320,000	8,749,915
TSRC Corp.	4,256,556	4,841,450

		199,107,851
COMMERCIAL BANKS — 9.71%
Chang Hwa Commercial Bank Ltd.	32,984,531	19,557,836
China Development Financial Holding Corp.	93,632,508	29,982,976
CTBC Financial Holding Co. Ltd.	91,407,066	62,173,641
E.Sun Financial Holding Co. Ltd.	44,688,463	28,302,573
First Financial Holding Co. Ltd.	51,222,524	31,116,680
Hua Nan Financial Holdings Co. Ltd.	41,636,928	24,015,483
Mega Financial Holding Co. Ltd.	68,096,271	55,449,585
SinoPac Financial Holdings Co. Ltd.	52,029,547	21,855,856
Taishin Financial Holdings Co. Ltd.	56,097,676	26,011,848
Taiwan Business Bank Ltd.[a]	28,728,770	8,391,892
Taiwan Cooperative Financial Holding Co. Ltd.	40,432,971	21,295,983

		328,154,353
COMPUTERS & PERIPHERALS — 8.89%
Acer Inc.[a],b	18,088,841	11,485,442
Advantech Co. Ltd.	2,263,444	15,505,295
ASUSTeK Computer Inc.	4,839,857	52,703,185
Catcher Technology Co. Ltd.[b]	4,256,743	36,037,375
Chicony Electronics Co. Ltd.	3,207,624	8,727,100

Security	Shares	Value

Clevo Co.	3,192,991	$5,241,262
Compal Electronics Inc.	28,728,554	18,380,333
Foxconn Technology Co. Ltd.	6,384,724	17,845,662
HTC Corp.[a],b	4,590,884	20,323,164
Inventec Corp.	15,960,868	10,624,247
Lite-On Technology Corp.[b]	14,896,565	18,050,608
Pegatron Corp.[b]	10,640,037	24,685,505
Quanta Computer Inc.[b]	18,518,240	46,074,949
Wistron Corp.[b]	15,960,113	14,594,756

		300,278,883
CONSTRUCTION & ENGINEERING — 0.20%
CTCI Corp.	4,256,000	6,917,418

		6,917,418
CONSTRUCTION MATERIALS — 1.54%
Asia Cement Corp.[b]	14,918,136	19,137,248
Taiwan Cement Corp.	22,344,504	32,815,501

		51,952,749
DIVERSIFIED FINANCIAL SERVICES — 2.70%
Chailease Holding Co. Ltd.[b]	6,384,940	16,402,059
Fubon Financial Holding Co. Ltd.	45,752,515	74,954,440

		91,356,499
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.54%
Asia Pacific Telecom Co. Ltd.[b]	12,768,000	7,364,368
Chunghwa Telecom Co. Ltd.	26,097,648	78,425,762

		85,790,130
ELECTRICAL EQUIPMENT — 0.62%
Teco Electric and Machinery Co. Ltd.[b]	12,768,092	13,243,582
Walsin Lihwa Corp.[a]	23,408,069	7,548,672
Ya Hsin Industrial Co. Ltd.[a]	6,845,461	2

		20,792,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 15.06%
AU Optronics Corp.[b]	59,584,830	28,110,139
Delta Electronics Inc.	12,564,180	75,918,949
Hon Hai Precision Industry Co. Ltd.	85,833,194	269,030,449
Innolux Corp.[b]	55,328,873	26,459,886
Largan Precision Co. Ltd.	678,794	52,311,938
Pacific Electric Wire & Cable Co. Ltd.[a]	197	—
Simplo Technology Co. Ltd.	1,957,835	10,058,834
Synnex Technology International Corp.[b]	8,512,538	12,377,872
TPK Holding Co. Ltd.[b]	1,697,466	10,915,122
Unimicron Technology Corp.[b]	9,040,794	6,660,638
WPG Holdings Co. Ltd.	9,576,744	11,124,774
Zhen Ding Technology Holding Ltd.[b]	2,128,072	5,734,912

		508,703,513
FOOD & STAPLES RETAILING — 0.89%
President Chain Store Corp.	3,879,215	30,208,929

		30,208,929

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

November 30, 2014

Security	Shares	Value

FOOD PRODUCTS — 1.68%
Standard Foods Corp.	2,308,859	$5,356,687
Uni-President Enterprises Co.	31,920,528	51,572,063

		56,928,750
HOTELS, RESTAURANTS & LEISURE — 0.07%
Formosa International Hotels Corp.	237,184	2,456,336

		2,456,336
INDUSTRIAL CONGLOMERATES — 0.64%
Far Eastern New Century Corp.	21,681,239	21,647,961

		21,647,961
INSURANCE — 3.62%
Cathay Financial Holding Co. Ltd.	55,730,483	89,860,283
China Life Insurance Co. Ltd.	19,152,253	16,028,544
Shin Kong Financial Holding Co. Ltd.[b]	54,925,030	16,345,731

		122,234,558
LEISURE EQUIPMENT & PRODUCTS — 0.80%
Giant Manufacturing Co. Ltd.	2,008,590	17,653,655
Merida Industry Co. Ltd.	1,387,100	9,502,066

		27,155,721
MACHINERY — 0.33%
Hiwin Technologies Corp.[b]	1,309,246	10,999,401

		10,999,401
MARINE — 0.48%
Evergreen Marine Corp. Ltd.[a]	11,704,766	6,940,220
U-Ming Marine Transport Corp.	3,192,800	5,013,978
Yang Ming Marine Transport Corp.[a]	9,576,635	4,177,545

		16,131,743
METALS & MINING — 2.03%
China Steel Corp.[b]	81,365,977	68,621,116

		68,621,116
MULTILINE RETAIL — 0.17%
Far Eastern Department Stores Ltd.	6,504,456	5,622,238

		5,622,238
OIL, GAS & CONSUMABLE FUELS — 0.50%
Formosa Petrochemical Corp.	7,448,950	16,848,744

		16,848,744
PHARMACEUTICALS — 0.06%
ScinoPharm Taiwan Ltd.[b]	1,104,828	2,052,754

		2,052,754

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.59%
Farglory Land Development Co. Ltd.	3,192,270	$3,605,132
Highwealth Construction Corp.	4,256,300	8,086,936
Ruentex Development Co. Ltd.[b]	5,320,487	8,295,129

		19,987,197
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 34.34%
Advanced Semiconductor Engineering Inc.[b]	43,624,448	52,931,514
Epistar Corp.[b]	5,320,047	10,004,903
Hermes Microvision Inc.	252,000	11,969,949
Inotera Memories Inc.[a],b	15,960,000	24,135,326
Kinsus Interconnect Technology Corp.	1,854,043	6,799,705
MediaTek Inc.[b]	9,689,175	145,584,179
Novatek Microelectronics Corp.	3,919,544	22,163,994
Phison Electronics Corp.	1,064,698	7,121,496
Powertech Technology Inc.[b]	4,256,036	7,110,011
Radiant Opto-Electronics Corp.[b]	3,026,583	9,926,429
Realtek Semiconductor Corp.	3,192,063	10,623,879
Siliconware Precision Industries Co. Ltd.[b]	20,216,214	29,689,859
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	169,176,882	773,520,601
Transcend Information Inc.	1,064,905	3,492,620
United Microelectronics Corp.[b]	82,992,501	36,873,637
Vanguard International Semiconductor Corp.	5,320,000	8,217,013

		1,160,165,115
SPECIALTY RETAIL — 0.77%
Hotai Motor Co. Ltd.	1,661,000	26,057,533

		26,057,533
TEXTILES, APPAREL & LUXURY GOODS — 1.23%
Eclat Textile Co. Ltd.[b]	1,104,080	11,006,016
Formosa Taffeta Co. Ltd.[b]	5,320,515	5,209,196
Pou Chen Corp.	13,832,103	16,716,072
Ruentex Industries Ltd.	4,256,262	8,595,731

		41,527,015
WIRELESS TELECOMMUNICATION SERVICES — 1.78%
Far EasTone Telecommunications Co. Ltd.	10,640,259	23,035,701
Taiwan Mobile Co. Ltd.	11,704,609	37,215,721

		60,251,422

TOTAL COMMON STOCKS
(Cost: $1,942,671,082)		3,367,331,392

SHORT-TERM INVESTMENTS — 6.70%

MONEY MARKET FUNDS — 6.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	203,493,334	203,493,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	11,570,297	11,570,297

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,120,231	$11,120,231

		226,183,862

TOTAL SHORT-TERM INVESTMENTS
(Cost: $226,183,862)		226,183,862

TOTAL INVESTMENTS IN SECURITIES — 106.36%
(Cost: $2,168,854,944)		3,593,515,254
Other Assets, Less Liabilities — (6.36)%		(214,844,071)

NET ASSETS — 100.00%		$3,378,671,183

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index	295	Dec. 2014	Singapore	$10,130,300	$87,830

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AIRLINES — 0.43%
Nok Airlines PCL NVDR	850,200	$334,021
Thai Airways International PCL NVDR[a],b	4,417,366	2,098,703

		2,432,724
AUTO COMPONENTS — 0.57%
PCS Machine Group Holding PCL NVDR	1,111,500	291,119
Somboon Advance Technology PCL NVDR	1,872,725	998,102
Sri Trang Agro-Industry PCL NVDR	4,717,471	1,939,573

		3,228,794
BUILDING PRODUCTS — 0.34%
Dynasty Ceramic PCL NVDR	1,141,000	1,937,285

		1,937,285
CAPITAL MARKETS — 0.12%
AIRA Capital Co. Ltd.	2,825,900	301,223
Asia Plus Securities PCL NVDR	3,171,800	409,576

		710,799
CHEMICALS — 3.50%
Indorama Ventures PCL NVDR	7,527,810	5,158,390
PTT Global Chemical PCL NVDR	7,069,007	13,832,304
Siam Gas and Petrochemicals PCL NVDR[b]	2,973,200	914,552

		19,905,246
COMMERCIAL BANKS — 25.67%
Bangkok Bank PCL Foreign	922,600	5,675,809
Bangkok Bank PCL NVDR	1,190,900	7,326,383
Kasikornbank PCL Foreign	5,219,700	39,264,989
Kasikornbank PCL NVDR	2,926,200	22,012,225
Kiatnakin Bank PCL NVDR	2,335,373	2,898,323
Krung Thai Bank PCL NVDR	17,293,300	12,587,479
LH Financial Group PCL NVDR	34,357,061	2,050,856
Siam Commercial Bank PCL NVDR	7,208,100	43,136,642
Thanachart Capital PCL NVDR	3,665,100	3,739,329
TISCO Financial Group PCL NVDR	2,467,310	3,475,349
TMB Bank PCL NVDR	40,660,200	3,888,321

		146,055,705
CONSTRUCTION & ENGINEERING — 1.75%
CH. Karnchang PCL NVDR[b]	3,298,000	2,787,254
Italian-Thai Development PCL NVDR[a],b	12,205,248	2,825,031
Sino-Thai Engineering & Construction PCL NVDR	4,416,528	3,698,935
Sriracha Construction PCL NVDR	337,500	344,335
Toyo-Thai Corp. PCL NVDR[b]	373,700	310,136

		9,965,691
CONSTRUCTION MATERIALS — 4.83%
Siam Cement (The) PCL Foreign	1,275,100	18,329,441

Security	Shares	Value

Siam Cement (The) PCL NVDR[b]	437,500	$6,289,021
Superblock PCL NVDR[a]	670,700	410,570
TPI Polene PCL NVDR	43,557,800	2,480,679

		27,509,711
CONSUMER FINANCE — 0.16%
Krungthai Card PCL NVDR[b]	289,000	596,307
Srisawad Power 1979 PCL NVDR[a]	460,900	303,196

		899,503
CONTAINERS & PACKAGING — 0.21%
Polyplex PCL NVDR[a]	3,639,250	1,219,179

		1,219,179
DISTRIBUTORS — 0.28%
Energy Earth PCL NVDR	7,612,800	1,251,991
Jaymart PCL NVDR	952,000	330,525

		1,582,516
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.38%
Jasmine International PCL NVDR[b]	19,352,868	4,656,240
Samart Telcoms PCL NVDR	724,400	505,216
Thaicom PCL NVDR	1,436,100	1,618,264
True Corp. PCL NVDR[a]	33,787,872	12,451,142

		19,230,862
ELECTRICAL EQUIPMENT — 0.15%
Gunkul Engineering PCL NVDR[b]	942,266	860,910

		860,910
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.18%
Cal-Comp Electronics (Thailand) PCL NVDR	19,756,212	1,696,742
Delta Electronics Thailand PCL NVDR[b]	2,883,244	6,563,803
Hana Microelectronics PCL NVDR	3,758,100	4,692,617
KCE Electronics PCL NVDR[b]	501,200	595,304
Loxley PCL NVDR	3,038,805	412,763
Samart Corp. PCL NVDR	3,512,037	3,716,866
SVI PCL NVDR	3,740,115	444,235

		18,122,330
FOOD & STAPLES RETAILING — 4.59%
CP All PCL NVDR	19,473,100	26,094,606

		26,094,606
FOOD PRODUCTS — 3.91%
Charoen Pokphand Foods PCL NVDR	13,346,000	11,482,397
GFPT PCL NVDR	4,663,200	2,854,586
Ichitan Group PCL NVDR	450,600	304,654
Kaset Thai International Sugar Corp. PCL NVDR	820,000	297,183
Khon Kaen Sugar Industry PCL NVDR	4,216,000	1,669,194
Thai Union Frozen Products PCL NVDR	1,349,900	3,566,433
Thai Vegetable Oil PCL NVDR	3,065,453	2,072,577

		22,247,024

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.41%
Bangkok Chain Hospital PCL NVDR	6,856,925	$1,889,909
Bangkok Dusit Medical Services PCL NVDR[b]	13,127,900	7,396,563
Bumrungrad Hospital PCL NVDR	1,923,376	8,581,531
Chularat Hospital PCL NVDR	946,100	550,343
Vibhavadi Medical Center PCL NVDR	2,104,960	974,430

		19,392,776
HOTELS, RESTAURANTS & LEISURE — 1.32%
Erawan Group PCL (The) NVDR[b]	2,845,400	433,288
Minor International PCL NVDR	6,492,500	7,068,886

		7,502,174
HOUSEHOLD PRODUCTS — 0.06%
DSG International Thailand PCL NVDR	1,459,380	353,345

		353,345
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.60%
CK Power PCL NVDR[a],b	876,600	520,594
Glow Energy PCL NVDR	2,716,500	8,087,038
SPCG PCL NVDR	554,800	485,777

		9,093,409
INSURANCE — 0.15%
Thai Reinsurance PCL NVDR[a]	8,625,840	882,681

		882,681
INTERNET & CATALOG RETAIL — 0.08%
OfficeMate PCL NVDR	287,700	438,100

		438,100
MACHINERY — 0.06%
BJC Heavy Industries PCL NVDR	334,700	341,479
		341,479

MARINE — 0.79%
Precious Shipping PCL NVDR[b]	2,629,100	1,457,275
Thoresen Thai Agencies PCL NVDR[a],b	4,838,106	3,035,328

		4,492,603
MEDIA — 2.17%
BEC World PCL NVDR	4,971,200	8,137,719
E for L Aim PCL NVDR[a]	5,850,200	302,889
Major Cineplex Group PCL NVDR	3,438,900	2,644,502
RS PCL NVDR	1,517,000	540,548
VGI Global Media PCL NVDR[b]	1,781,620	699,951

		12,325,609
METALS & MINING — 0.47%
STP & I PCL NVDR[b]	3,497,800	2,300,974
Univentures PCL NVDR	1,303,300	388,985

		2,689,959

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 17.17%
Bangchak Petroleum PCL NVDR	2,437,200	$2,635,011
Banpu PCL NVDR	5,941,900	4,931,225
Energy Absolute PCL NVDR[b]	3,133,000	2,480,828
Esso (Thailand) PCL NVDR[a]	7,827,200	1,239,575
IRPC PCL NVDR	53,475,200	5,439,536
PTT Exploration & Production PCL NVDR	6,167,784	25,452,558
PTT PCL NVDR	4,293,100	50,076,361
Thai Oil PCL NVDR	4,137,500	5,449,882

		97,704,976
PHARMACEUTICALS — 0.06%
Mega Lifesciences PCL NVDR[b]	619,100	316,762

		316,762
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.86%
Amata Corp. PCL NVDR	4,012,200	1,869,550
Ananda Development PCL NVDR	5,485,200	624,780
AP (Thailand) PCL NVDR[b]	8,375,886	1,683,595
Asset Corp. PCL NVDR	12,576,137	1,417,137
Bangkok Land PCL NVDR	53,062,200	3,135,090
Central Pattana PCL NVDR	5,927,200	8,574,448
Country Group Development PCL NVDR[a]	9,093,000	648,016
Golden Land Property Development PCL NVDR[a],b	1,622,200	417,469
Hemaraj Land and Development PCL NVDR	28,401,200	3,736,659
LPN Development PCL NVDR	3,487,447	2,570,313
MBK PCL NVDR	772,600	362,358
Natural Park PCL NVDR[a]	433,165,000	659,609
Quality Houses PCL NVDR	26,596,541	3,304,824
Rojana Industrial Park PCL NVDR[a]	1,588,300	362,791
Sansiri PCL NVDR	29,825,837	1,753,125
Siam Future Development PCL NVDR	6,429,273	1,311,897
Supalai PCL NVDR	4,097,400	3,369,264
Ticon Industrial Connection PCL NVDR	4,396,891	2,651,392
WHA Corp. PCL NVDR[b]	522,203	592,418

		39,044,735
ROAD & RAIL — 1.13%
BTS Group Holdings PCL NVDR	21,140,400	6,438,374

		6,438,374
SOFTWARE — 0.06%
Mono Technology PCL NVDR	3,053,820	332,958

		332,958
SPECIALTY RETAIL — 1.04%
Home Product Center PCL NVDR[b]	14,917,785	4,043,499
Siam Global House PCL NVDR[b]	5,079,204	1,871,733

		5,915,232
TEXTILES, APPAREL & LUXURY GOODS — 0.06%
MC Group PLC NVDR[b]	681,100	321,518

		321,518

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2014

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 3.72%
Airports of Thailand PCL NVDR	1,921,500	$16,268,524
Bangkok Aviation Fuel PCL NVDR	720,800	779,302
Bangkok Expressway PCL NVDR	2,484,300	2,969,660
Bangkok Metro PCL NVDR[a],b	15,084,741	826,939
Namyong Terminal PCL NVDR	749,200	326,285

		21,170,710
WATER UTILITIES — 0.64%
Eastern Water Resources and Management PCL NVDR	1,074,400	350,117
Thai Tap Water Supply PCL NVDR	9,055,166	3,281,756

		3,631,873
WIRELESS TELECOMMUNICATION SERVICES — 5.92%
Advanced Information Service PCL NVDR	4,651,019	33,712,274

		33,712,274

TOTAL COMMON STOCKS
(Cost: $597,102,104)		568,104,432

RIGHTS — 0.00%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
Rojana Industrial Park PCL NVDR[a]	373,875	5,693

		5,693

TOTAL RIGHTS
(Cost: $0)		5,693

WARRANTS — 0.02%

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.00%
Loxley PCL NVDR (Expires 09/30/17)[a]	50,876	2,866

		2,866
HOTELS, RESTAURANTS & LEISURE — 0.01%
Minor International PCL NVDR (Expires 11/03/17)[a]	307,930	52,049

		52,049
MARINE — 0.00%
Thoresen Thai Agencies PCL NVDR (Expires 02/28/17)[a]	1	—

		—
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
Sansiri PCL NVDR (Expires 11/24/17)[a]	7,449,309	2

		2

Security	Shares	Value

SOFTWARE — 0.01%
Mono Technology PCL NVDR (Expires 10/17/19)[a]	1,487,250	$59,336

		59,336

TOTAL WARRANTS
(Cost: $0)		114,253

SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	17,413,031	17,413,031
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	990,077	990,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	787,670	787,670

		19,190,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,190,778)		19,190,778

TOTAL INVESTMENTS IN SECURITIES — 103.24%
(Cost: $616,292,882)		587,415,156
Other Assets, Less Liabilities — (3.24)%		(18,414,732)

NET ASSETS — 100.00%		$569,000,424

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

158

Schedule of Investments  (Unaudited)

iSHARES® MSCI TURKEY ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AIRLINES — 2.74%
Turk Hava Yollari AOa	3,216,915	$13,363,307

		13,363,307
AUTO COMPONENTS — 0.18%
Goodyear Lastikleri Turk AS	20,787	853,663

		853,663
AUTOMOBILES — 2.19%
Ford Otomotiv Sanayi ASb	408,980	5,515,539
Tofas Turk Otomobil Fabrikasi AS	728,221	5,189,614

		10,705,153
BEVERAGES — 4.89%
Anadolu Efes Biracilik ve Malt Sanayii ASa	1,207,843	13,837,541
Coca-Cola Icecek ASb	444,808	10,011,240

		23,848,781
BUILDING PRODUCTS — 0.44%
Trakya Cam Sanayii ASb	1,509,612	2,165,246

		2,165,246
CHEMICALS — 1.05%
Gubre Fabrikalari TAS[b]	487,058	1,135,759
Petkim Petrokimya Holding AS	2,313,441	4,006,862

		5,142,621
COMMERCIAL BANKS — 37.56%
Akbank TAS	10,489,999	42,535,335
Albaraka Turk Katilim Bankasi AS	1,571,024	1,261,298
Asya Katilim Bankasi ASa	2,622,711	839,892
Sekerbank TAS[a],b	2,217,618	1,950,456
Tekstil Bankasi ASa,b	613,808	550,935
Turk Ekonomi Bankasi ASa	1	—
Turkiye Garanti Bankasi AS	13,462,202	59,323,311
Turkiye Halk Bankasi AS	3,642,288	25,956,497
Turkiye Is Bankasi AS Class C	9,178,728	25,502,217
Turkiye Sinai Kalkinma Bankasi ASb	3,502,019	3,174,894
Turkiye Vakiflar Bankasi TAO Class D	4,370,678	10,053,880
Yapi ve Kredi Bankasi AS	5,066,621	12,157,514

		183,306,229
CONSTRUCTION & ENGINEERING — 0.36%
Tekfen Holding ASa,b	647,270	1,760,425

		1,760,425
CONSTRUCTION MATERIALS — 1.46%
Adana Cimento Sanayii TAS Class Aa,b	335,465	826,142
Akcansa Cimento Sanayi ve TAS[b]	278,343	1,807,830

Security	Shares	Value

Baticim Bati Anodolu Cimento Sanayii AS	302,003	$965,767
Cimsa Cimento Sanayi VE Ticaret AS	314,340	2,233,032
Konya Cimento Sanayii AS	5,577	651,501
Mardin Cimento Sanayii ve TAS[a],b	286,793	661,004

		7,145,276
CONTAINERS & PACKAGING — 0.22%
Anadolu Cam Sanayii ASb	646,763	563,012
Kartonsan Karton Sanayi ve TAS[b]	5,070	522,527

		1,085,539
DISTRIBUTORS — 0.35%
Dogus Otomotiv Servis ve TAS	320,762	1,699,947

		1,699,947
DIVERSIFIED FINANCIAL SERVICES — 5.24%
Haci Omer Sabanci Holding AS	5,350,878	25,582,656

		25,582,656
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
Turk Telekomunikasyon ASb	3,059,576	9,797,929

		9,797,929
FOOD & STAPLES RETAILING — 5.88%
BIM Birlesik Magazalar AS	1,238,601	27,597,713
Bizim Toptan Satis Magazalari ASb	128,102	1,106,469

		28,704,182
FOOD PRODUCTS — 1.59%
Pinar Sut Mamulleri Sanayii AS	104,442	1,019,877
Ulker Biskuvi Sanayi ASb	896,883	6,755,647

		7,775,524
GAS UTILITIES — 0.00%
Aygaz AS	1	4

		4
HEALTH CARE PROVIDERS & SERVICES — 0.14%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	728,221	676,620

		676,620
HOTELS, RESTAURANTS & LEISURE — 0.16%
Net Holding ASa,b	533,026	798,181

		798,181
HOUSEHOLD DURABLES — 2.10%
Arcelik ASb	1,378,364	8,828,095
Vestel Elektronik Sanayi ve TAS[a],b	488,748	1,441,710

		10,269,805
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.61%
Akenerji Elektrik Uretim ASa,b	1,274,767	781,960

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

November 30, 2014

Security	Shares	Value

Aksa Enerji Uretim ASa	904,150	$1,264,203
Zorlu Enerji Elektrik Uretim ASa,b	873,899	934,167

		2,980,330
INDUSTRIAL CONGLOMERATES — 8.01%
Akfen Holding ASb	507,000	1,095,363
Alarko Holding ASb	390,390	721,934
Dogan Sirketler Grubu Holding ASa,b	6,101,238	2,036,406
Enka Insaat ve Sanayi AS	2,727,323	7,097,855
KOC Holding ASb	3,694,678	20,830,580
Turkiye Sise ve Cam Fabrikalari AS	3,467,204	5,520,378
Yazicilar Holding ASb	186,914	1,774,633

		39,077,149
INSURANCE — 0.49%
Aksigorta AS	537,082	644,372
Anadolu Anonim Turk Sigorta Sirketi[a]	1,165,932	767,787
Anadolu Hayat Emeklilik ASb	444,586	958,514

		2,370,673
MACHINERY — 0.28%
Otokar Otomotiv ve Savunma Sanayi ASb	49,010	1,373,854

		1,373,854
MEDIA — 0.26%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret ASa,b	629,356	703,984
Dogan Gazetecilik AS	1	—
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa,b	36,504	586,145
Hurriyet Gazetecilik ve Matbaacilik ASa	1	—

		1,290,129
METALS & MINING — 5.36%
Borusan Mannesmann Boru Sanayi ve TAS[b]	248,261	824,140
Eregli Demir ve Celik Fabrikalari TAS	8,158,644	16,596,223
Izmir Demir Celik Sanayi ASa,b	547,560	693,989
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	841,682	983,247
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	4,316,936	4,147,343
Koza Altin Isletmeleri ASb	265,440	1,550,425
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,019,915	795,838
Park Elektrik Uretim Madencilik Sanayi ve TAS[b]	303,862	564,662

		26,155,867
OIL, GAS & CONSUMABLE FUELS — 3.47%
Ipek Dogal Enerji Kaynaklari ve Uretim ASa,b	606,710	443,313
Tupras Turkiye Petrol Rafinerileri AS	729,742	16,490,043

		16,933,356
PHARMACEUTICALS — 0.21%
EIS Eczacibasi Ilac Sanayi ve TAS[b]	958,906	1,016,386

		1,016,386
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.04%
Akmerkez Gayrimenkul Yatirim Ortakligi ASb	119,145	892,070
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	332,085	609,619
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,072,542	14,083,518

Security	Shares	Value

Halk Gayrimenkul Yatrm Ortakligi AS	1,012,817	$534,480
Is Gayrimenkul Yatirim Ortakligi ASb	1,786,499	1,103,921
Sinpas Gayrimenkul Yatirim Ortakligi ASa,b	1,395,095	528,564
Torunlar Gayrimenkul Yatirim Ortakligi ASb	730,925	1,190,131
Vakif Gayrimenkul Yatirim Ortakligi ASb	592,345	758,766

		19,701,069
TEXTILES, APPAREL & LUXURY GOODS — 0.30%
Aksa Akrilik Kimya Sanayii AS	429,598	1,447,430

		1,447,430
TRANSPORTATION INFRASTRUCTURE — 1.67%
TAV Havalimanlari Holding AS	952,653	8,164,001

		8,164,001
WIRELESS TELECOMMUNICATION SERVICES — 6.66%
Turkcell Iletisim Hizmetleri ASa,b	5,128,474	32,499,689

		32,499,689

TOTAL COMMON STOCKS
(Cost: $556,551,316)		487,691,021

SHORT-TERM INVESTMENTS — 7.37%

MONEY MARKET FUNDS — 7.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	33,908,314	33,908,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,927,971	1,927,971
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	155,741	155,741

		35,992,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,992,026)		35,992,026

TOTAL INVESTMENTS IN SECURITIES — 107.29%
(Cost: $592,543,342)		523,683,047
Other Assets, Less Liabilities — (7.29)%		(35,596,311)

NET ASSETS — 100.00%		$488,086,736

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

160

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.58%
B/E Aerospace Inc.[a]	346	$26,943
Boeing Co. (The)	2,191	294,383
General Dynamics Corp.	911	132,423
Honeywell International Inc.	2,375	235,291
L-3 Communications Holdings Inc.	273	34,016
Lockheed Martin Corp.	864	165,508
Northrop Grumman Corp.	634	89,350
Precision Castparts Corp.	461	109,672
Raytheon Co.	988	105,420
Rockwell Collins Inc.	389	33,271
Textron Inc.	881	38,165
TransDigm Group Inc.	160	31,646
United Technologies Corp.	2,780	306,022

		1,602,110
AIR FREIGHT & LOGISTICS — 0.75%
C.H. Robinson Worldwide Inc.	475	35,026
Expeditors International of Washington Inc.	649	30,386
FedEx Corp.	865	154,126
United Parcel Service Inc. Class B	2,252	247,540

		467,078
AIRLINES — 0.17%
American Airlines Group Inc.	581	28,196
Delta Air Lines Inc.	682	31,829
Southwest Airlines Co.	562	23,503
United Continental Holdings Inc.[a]	316	19,348

		102,876
AUTO COMPONENTS — 0.46%
Autoliv Inc.	290	28,699
BorgWarner Inc.	730	41,289
Delphi Automotive PLC	958	69,886
Johnson Controls Inc.	2,124	106,200
TRW Automotive Holdings Corp.[a]	353	36,500

		282,574
AUTOMOBILES — 0.70%
Ford Motor Co.	11,584	182,216
General Motors Co.	4,081	136,428
Harley-Davidson Inc.	705	49,125
Tesla Motors Inc.[a]	279	68,221

		435,990
BEVERAGES — 2.10%
Brown-Forman Corp. Class B NVS	385	37,364
Coca-Cola Co. (The)	12,603	564,993
Coca-Cola Enterprises Inc.	729	32,032
Constellation Brands Inc. Class Aa	531	51,188
Dr Pepper Snapple Group Inc.	636	47,064
Molson Coors Brewing Co. Class B NVS	484	37,437

Security	Shares	Value

Monster Beverage Corp.[a]	450	$50,468
PepsiCo Inc.	4,820	482,482

		1,303,028
BIOTECHNOLOGY — 3.00%
Alexion Pharmaceuticals Inc.[a]	630	122,787
Amgen Inc.	2,429	401,538
Biogen Idec Inc.[a]	753	231,690
BioMarin Pharmaceutical Inc.[a]	455	40,823
Celgene Corp.[a]	2,549	289,796
Gilead Sciences Inc.[a]	4,835	485,047
Incyte Corp.[a]	485	36,642
Medivation Inc.[a]	245	28,393
Pharmacyclics Inc.[a]	205	28,575
Regeneron Pharmaceuticals Inc.[a]	256	106,524
Vertex Pharmaceuticals Inc.[a]	748	88,174

		1,859,989
BUILDING PRODUCTS — 0.05%
Masco Corp.	1,183	28,629

		28,629
CAPITAL MARKETS — 2.22%
Affiliated Managers Group Inc.[a]	177	36,035
Ameriprise Financial Inc.	594	78,271
Bank of New York Mellon Corp. (The)	3,622	144,989
BlackRock Inc.[b]	422	151,532
Charles Schwab Corp. (The)	3,745	106,058
Eaton Vance Corp. NVS	396	16,549
Franklin Resources Inc.	1,307	74,316
Goldman Sachs Group Inc. (The)	1,270	239,281
Invesco Ltd.	1,379	55,656
Legg Mason Inc.	322	18,274
Morgan Stanley	4,697	165,241
Northern Trust Corp.	719	48,698
Raymond James Financial Inc.	400	22,520
SEI Investments Co.	480	19,022
State Street Corp.	1,358	104,199
T. Rowe Price Group Inc.	839	70,031
TD Ameritrade Holding Corp.	888	30,734

		1,381,406
CHEMICALS — 2.44%
Air Products and Chemicals Inc.	679	97,661
Airgas Inc.	204	23,588
Albemarle Corp.	255	15,055
Ashland Inc.	232	26,460
Celanese Corp. Series A	502	30,155
CF Industries Holdings Inc.	159	42,636
Dow Chemical Co. (The)	3,834	186,601
E.I. du Pont de Nemours and Co.	2,930	209,202
Eastman Chemical Co.	483	40,050
Ecolab Inc.	866	94,351
FMC Corp.	427	23,229
International Flavors & Fragrances Inc.	262	26,507
LyondellBasell Industries NV Class A	1,396	110,089
Monsanto Co.	1,673	200,609
Mosaic Co. (The)	1,034	47,326
PPG Industries Inc.	442	96,718

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

Praxair Inc.	931	$119,522
Sherwin-Williams Co. (The)	263	64,398
Sigma-Aldrich Corp.	382	52,181
Westlake Chemical Corp.	159	10,112

		1,516,450
COMMERCIAL BANKS — 5.68%
Bank of America Corp.	33,632	573,089
BB&T Corp.	2,275	85,517
CIT Group Inc.	618	30,158
Citigroup Inc.	9,697	523,347
Comerica Inc.	567	26,428
Fifth Third Bancorp	2,638	53,077
First Republic Bank	399	20,560
Huntington Bancshares Inc.	2,611	26,397
JPMorgan Chase & Co.	12,027	723,544
KeyCorp	2,819	38,057
M&T Bank Corp.	382	48,140
PNC Financial Services Group Inc. (The)[b]	1,709	149,486
Regions Financial Corp.	4,507	45,386
SunTrust Banks Inc.	1,712	67,264
U.S. Bancorp	5,758	254,504
Wells Fargo & Co.	15,858	863,944

		3,528,898
COMMERCIAL SERVICES & SUPPLIES — 0.39%
ADT Corp. (The)	530	18,518
Cintas Corp.	314	22,969
Republic Services Inc.	890	35,253
Stericycle Inc.[a]	273	35,195
Tyco International PLC	1,417	60,789
Waste Management Inc.	1,420	69,197

		241,921
COMMUNICATIONS EQUIPMENT — 1.61%
Cisco Systems Inc.	16,357	452,108
F5 Networks Inc.[a]	231	29,843
Harris Corp.	343	24,583
Juniper Networks Inc.	1,278	28,320
Motorola Solutions Inc.	731	48,041
Palo Alto Networks Inc.[a]	216	26,568
QUALCOMM Inc.	5,362	390,890

		1,000,353
COMPUTERS & PERIPHERALS — 4.77%
Apple Inc.	19,122	2,274,180
EMC Corp.	6,496	197,154
Hewlett-Packard Co.	5,991	234,008
NetApp Inc.	1,013	43,103
SanDisk Corp.	720	74,491
Seagate Technology PLC	1,031	68,159
Western Digital Corp.	708	73,115

		2,964,210
CONSTRUCTION & ENGINEERING — 0.14%
Chicago Bridge & Iron Co. NV	311	15,559
Fluor Corp.	496	30,747
Jacobs Engineering Group Inc.[a]	422	19,602

Security	Shares	Value

Quanta Services Inc.[a]	682	$20,801

		86,709
CONSTRUCTION MATERIALS — 0.08%
Martin Marietta Materials Inc.	189	22,687
Vulcan Materials Co.	417	27,564

		50,251
CONSUMER FINANCE — 0.96%
Ally Financial Inc.[a]	1,150	27,347
American Express Co.	3,014	278,554
Capital One Financial Corp.	1,799	149,677
Discover Financial Services	1,474	96,621
Navient Corp.	1,329	27,856
Synchrony Financial[a]	533	15,462

		595,517
CONTAINERS & PACKAGING — 0.25%
Avery Dennison Corp.	307	15,200
Ball Corp.	415	27,834
Crown Holdings Inc.[a]	428	21,186
MeadWestvaco Corp.	510	22,848
Owens-Illinois Inc.[a]	554	14,205
Rock-Tenn Co. Class A	468	26,587
Sealed Air Corp.	652	25,773

		153,633
DISTRIBUTORS — 0.13%
Genuine Parts Co.	496	50,979
LKQ Corp.[a]	956	27,772

		78,751
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	889	29,906

		29,906
DIVERSIFIED FINANCIAL SERVICES — 1.49%
Berkshire Hathaway Inc. Class Ba	3,674	546,287
CME Group Inc./IL	1,027	86,925
Intercontinental Exchange Inc.	359	81,131
Leucadia National Corp.	1,009	23,338
McGraw Hill Financial Inc.	867	81,030
Moody’s Corp.	615	62,121
NASDAQ OMX Group Inc. (The)	372	16,707
Voya Financial Inc.	657	27,515

		925,054
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
AT&T Inc.	16,585	586,777
CenturyLink Inc.	1,850	75,425
Frontier Communications Corp.	3,284	23,152
Level 3 Communications Inc.[a],c	911	45,550
Verizon Communications Inc.	13,244	670,014
Windstream Holdings Inc.	1,940	19,613

		1,420,531

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 1.71%
American Electric Power Co. Inc.	1,559	$89,720
Duke Energy Corp.	2,259	182,753
Edison International	976	62,035
Entergy Corp.	582	48,830
Exelon Corp.	2,761	99,865
FirstEnergy Corp.	1,347	49,677
NextEra Energy Inc.	1,390	145,102
Northeast Utilities	1,018	51,552
OGE Energy Corp.	665	23,734
Pepco Holdings Inc.	806	22,165
Pinnacle West Capital Corp.	334	21,119
PPL Corp.	2,123	75,430
Southern Co. (The)	2,848	135,081
Xcel Energy Inc.	1,594	54,100

		1,061,163
ELECTRICAL EQUIPMENT — 0.58%
AMETEK Inc.	789	40,207
Eaton Corp. PLC	1,531	103,848
Emerson Electric Co.	2,229	142,099
Rockwell Automation Inc.	441	50,896
Sensata Technologies Holding NVa,c	514	25,479

		362,529
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Amphenol Corp. Class A	998	53,523
Arrow Electronics Inc.[a]	329	19,227
Avnet Inc.	439	19,224
Corning Inc.	4,100	86,182
Flextronics International Ltd.[a],c	1,883	20,882
FLIR Systems Inc.	468	14,850
TE Connectivity Ltd.	1,312	84,230
Trimble Navigation Ltd.[a]	847	23,822

		321,940
ENERGY EQUIPMENT & SERVICES — 1.41%
Baker Hughes Inc.	1,398	79,686
Cameron International Corp.[a]	652	33,435
Core Laboratories NV	145	18,680
Diamond Offshore Drilling Inc.[c]	214	6,285
Ensco PLC Class A	749	25,316
FMC Technologies Inc.[a]	755	36,066
Halliburton Co.	2,715	114,573
Helmerich & Payne Inc.	356	24,760
Nabors Industries Ltd.	860	11,283
National Oilwell Varco Inc.	1,374	92,113
Nobel Corp. PLC	814	14,644
Oceaneering International Inc.	356	22,325
Schlumberger Ltd.	4,143	356,091
Superior Energy Services Inc.	524	10,119
Weatherford International Ltd.[a]	2,454	32,147

		877,523
FOOD & STAPLES RETAILING — 2.31%
Costco Wholesale Corp.	1,394	198,115
CVS Health Corp.	3,706	338,580
Kroger Co. (The)	1,491	89,221

Security	Shares	Value

Safeway Inc.	747	$26,026
Sysco Corp.	1,870	75,286
Wal-Mart Stores Inc.	5,159	451,619
Walgreen Co.	2,919	200,273
Whole Foods Market Inc.	1,159	56,826

		1,435,946
FOOD PRODUCTS — 1.63%
Archer-Daniels-Midland Co.	2,070	109,048
Bunge Ltd.	458	41,573
Campbell Soup Co.	654	29,613
ConAgra Foods Inc.	1,346	49,156
General Mills Inc.	1,956	103,179
Hershey Co. (The)	497	49,839
Hormel Foods Corp.	455	24,151
J.M. Smucker Co. (The)	331	33,951
Kellogg Co.	862	57,107
Keurig Green Mountain Inc.	384	54,582
Kraft Foods Group Inc.	1,909	114,864
McCormick & Co. Inc. NVS	372	27,651
Mead Johnson Nutrition Co. Class A	646	67,081
Mondelez International Inc. Class A	5,375	210,700
Tyson Foods Inc. Class A	975	41,281

		1,013,776
HEALTH CARE EQUIPMENT & SUPPLIES — 2.24%
Abbott Laboratories	4,811	214,138
Baxter International Inc.	1,739	126,947
Becton, Dickinson and Co.	618	86,724
Boston Scientific Corp.[a]	4,247	54,659
C.R. Bard Inc.	241	40,331
CareFusion Corp.[a]	647	38,283
Cooper Companies Inc. (The)	154	26,011
Covidien PLC	1,435	144,935
DENTSPLY International Inc.	468	25,731
Edwards Lifesciences Corp.[a]	343	44,480
Hologic Inc.[a]	703	18,840
Intuitive Surgical Inc.[a]	116	60,061
Medtronic Inc.	3,136	231,656
ResMed Inc.[c]	455	24,206
St. Jude Medical Inc.	904	61,436
Stryker Corp.	1,087	100,993
Varian Medical Systems Inc.[a]	322	28,500
Zimmer Holdings Inc.	534	59,963

		1,387,894
HEALTH CARE PROVIDERS & SERVICES — 2.33%
Aetna Inc.	1,133	98,843
AmerisourceBergen Corp.	713	64,919
Anthem Inc.	874	111,793
Cardinal Health Inc.	1,090	89,587
Cigna Corp.	849	87,354
DaVita HealthCare Partners Inc.[a]	539	41,250
Express Scripts Holding Co.[a]	2,388	198,562
HCA Holdings Inc.[a]	955	66,554
Henry Schein Inc.[a]	268	36,770
Humana Inc.	490	67,605
Laboratory Corp. of America Holdings[a]	261	27,311
McKesson Corp.	736	155,119
Omnicare Inc.	328	23,065

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

Patterson Companies Inc.	286	$13,779
Quest Diagnostics Inc.	456	29,781
UnitedHealth Group Inc.	3,109	306,641
Universal Health Services Inc. Class B	288	30,131

		1,449,064
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a]	969	62,404

		62,404
HOTELS, RESTAURANTS & LEISURE — 1.83%
Carnival Corp.	1,213	53,566
Chipotle Mexican Grill Inc.[a]	98	65,035
Darden Restaurants Inc.	438	24,962
Hilton Worldwide Holdings Inc.[a]	1,261	33,063
Las Vegas Sands Corp.	1,296	82,542
Marriott International Inc./DE Class A	754	59,408
McDonald’s Corp.	3,135	303,499
MGM Resorts International[a]	1,287	29,356
Norwegian Cruise Line Holdings Ltd.[a]	293	12,860
Royal Caribbean Cruises Ltd.	531	39,156
Starbucks Corp.	2,413	195,960
Starwood Hotels & Resorts Worldwide Inc.	609	48,111
Wyndham Worldwide Corp.	393	32,760
Wynn Resorts Ltd.	260	46,439
Yum! Brands Inc.	1,407	108,691

		1,135,408
HOUSEHOLD DURABLES — 0.44%
D.R. Horton Inc.	1,049	26,739
Garmin Ltd.	371	21,258
Jarden Corp.[a]	584	25,784
Leggett & Platt Inc.	422	17,762
Lennar Corp. Class A	568	26,832
Mohawk Industries Inc.[a]	197	30,257
Newell Rubbermaid Inc.	877	31,844
PulteGroup Inc.	1,125	24,334
Toll Brothers Inc.[a]	554	19,385
Whirlpool Corp.	254	47,287

		271,482
HOUSEHOLD PRODUCTS — 1.98%
Church & Dwight Co. Inc.	439	33,676
Clorox Co. (The)	410	41,664
Colgate-Palmolive Co.	2,930	203,899
Energizer Holdings Inc.	194	25,224
Kimberly-Clark Corp.	1,199	139,791
Procter & Gamble Co. (The)	8,654	782,581

		1,226,835
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	2,248	31,180
Calpine Corp.[a]	1,085	24,911
NRG Energy Inc.	1,057	33,042

		89,133

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.23%
3M Co.	1,970	$315,377
Danaher Corp.	2,011	168,039
General Electric Co.	32,066	849,429
Roper Industries Inc.	316	49,871

		1,382,716
INSURANCE — 2.86%
ACE Ltd.	1,066	121,886
Aflac Inc.	1,459	87,146
Alleghany Corp.[a]	52	23,740
Allstate Corp. (The)	1,392	94,865
American International Group Inc.	4,560	249,888
Aon PLC	882	81,576
Arch Capital Group Ltd.[a]	440	25,221
Assurant Inc.	231	15,613
Axis Capital Holdings Ltd.	312	15,616
Chubb Corp. (The)	767	79,039
Cincinnati Financial Corp.	497	25,322
Everest Re Group Ltd.	141	24,730
FNF Group	810	26,244
Hartford Financial Services Group Inc. (The)	1,449	59,844
Lincoln National Corp.	843	47,739
Loews Corp.	1,084	45,138
Marsh & McLennan Companies Inc.	1,745	98,750
MetLife Inc.	3,057	170,000
PartnerRe Ltd.	141	16,428
Principal Financial Group Inc.	952	50,713
Progressive Corp. (The)	1,800	49,032
Prudential Financial Inc.	1,466	124,581
RenaissanceRe Holdings Ltd.[c]	122	11,946
Torchmark Corp.	426	22,898
Travelers Companies Inc. (The)	1,081	112,910
Unum Group	833	27,672
W.R. Berkley Corp.	343	17,918
Willis Group Holdings PLC	511	21,825
XL Group PLC	849	30,156

		1,778,436
INTERNET & CATALOG RETAIL — 1.26%
Amazon.com Inc.[a]	1,255	424,993
Expedia Inc.	332	28,921
Liberty Interactive Corp. Series Aa	1,420	41,393
Netflix Inc.[a],c	182	63,079
Priceline Group Inc. (The)[a]	167	193,752
TripAdvisor Inc.[a]	372	27,398

		779,536
INTERNET SOFTWARE & SERVICES — 3.35%
Akamai Technologies Inc.[a]	578	37,345
eBay Inc.[a]	3,577	196,306
Equinix Inc.	166	37,742
Facebook Inc. Class Aa	6,313	490,520
Google Inc. Class Aa	906	497,466
Google Inc. Class Ca	919	497,942
LinkedIn Corp. Class Aa	338	76,479
Rackspace Hosting Inc.[a]	367	16,849
Twitter Inc.[a]	1,180	49,253
VeriSign Inc.[a]	399	23,980

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

Yahoo! Inc.[a]	3,027	$156,617

		2,080,499
IT SERVICES — 3.23%
Accenture PLC Class A	2,014	173,869
Alliance Data Systems Corp.[a]	171	48,884
Automatic Data Processing Inc.	1,542	132,057
Cognizant Technology Solutions Corp. Class Aa	1,939	104,687
Computer Sciences Corp.	456	28,901
Fidelity National Information Services Inc.	925	56,601
Fiserv Inc.[a]	786	56,191
FleetCor Technologies Inc.[a]	244	37,061
International Business Machines Corp.	3,032	491,699
MasterCard Inc. Class A	3,210	280,201
Paychex Inc.	1,037	49,164
Teradata Corp.[a],c	509	22,976
Total System Services Inc.	553	18,243
Vantiv Inc. Class Aa	471	15,892
Visa Inc. Class A	1,583	408,715
Western Union Co.	1,705	31,679
Xerox Corp.	3,447	48,120

		2,004,940
LEISURE EQUIPMENT & PRODUCTS — 0.14%
Hasbro Inc.	373	22,081
Mattel Inc.	1,100	34,705
Polaris Industries Inc.	201	31,499

		88,285
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Agilent Technologies Inc.	1,056	45,134
Illumina Inc.[a]	445	84,946
Mettler-Toledo International Inc.[a]	90	26,393
Quintiles Transnational Holdings Inc.[a]	217	12,547
Thermo Fisher Scientific Inc.	1,280	165,491
Waters Corp.[a]	276	31,988

		366,499
MACHINERY — 1.56%
AGCO Corp.	285	12,024
Caterpillar Inc.	1,900	191,140
Cummins Inc.	555	80,819
Deere & Co.	1,095	94,849
Dover Corp.	523	40,266
Flowserve Corp.	430	25,314
Illinois Tool Works Inc.	1,208	114,675
Ingersoll-Rand PLC	857	54,042
Joy Global Inc.	328	16,085
PACCAR Inc.	1,127	75,532
Pall Corp.	346	33,254
Parker-Hannifin Corp.	477	61,547
Pentair PLC	607	39,279
Snap-on Inc.	185	25,036
SPX Corp.	120	10,763
Stanley Black & Decker Inc.	481	45,426
Wabtec Corp./DE	308	27,255
Xylem Inc.	611	23,426

		970,732

Security	Shares	Value

MEDIA — 3.76%
Cablevision NY Group Class A	636	$12,924
CBS Corp. Class B NVS	1,559	85,558
Charter Communications Inc. Class Aa	250	42,425
Comcast Corp. Class A	6,878	392,321
Comcast Corp. Class A Special NVS[c]	1,371	77,887
DIRECTV[a]	1,529	134,109
Discovery Communications Inc. Series Aa	505	17,624
Discovery Communications Inc. Series C NVS[a]	884	30,065
DISH Network Corp. Class Aa	708	56,222
Interpublic Group of Companies Inc. (The)	1,364	27,676
Liberty Global PLC Series Aa	794	41,280
Liberty Global PLC Series C NVS[a]	2,035	101,587
Liberty Media Corp. Class Aa	299	10,994
Liberty Media Corp. Class Ca,c	654	23,891
News Corp. Class A NVS[a]	1,241	19,260
Omnicom Group Inc.	808	62,434
Scripps Networks Interactive Inc. Class A	259	20,246
Sirius XM Holdings Inc.[a]	8,256	29,969
Time Warner Cable Inc.	886	132,262
Time Warner Inc.	2,737	232,973
Twenty-First Century Fox Inc. Class A	4,458	164,054
Twenty-First Century Fox Inc. Class B	1,407	49,752
Viacom Inc. Class B NVS	1,181	89,319
Walt Disney Co. (The)	5,217	482,625

		2,337,457
METALS & MINING — 0.37%
Alcoa Inc.	3,747	64,786
Freeport-McMoRan Inc.	3,314	88,981
Newmont Mining Corp.	1,001	18,418
Nucor Corp.	1,026	55,024

		227,209
MULTI-UTILITIES — 1.16%
Alliant Energy Corp.	356	22,382
Ameren Corp.	786	33,884
CenterPoint Energy Inc.	1,336	31,984
CMS Energy Corp.	877	29,029
Consolidated Edison Inc.	951	60,056
Dominion Resources Inc.	1,868	135,523
DTE Energy Co.	567	46,188
Integrys Energy Group Inc.	256	18,647
MDU Resources Group Inc.	587	14,393
NiSource Inc.	1,004	42,007
PG&E Corp.	1,483	74,891
Public Service Enterprise Group Inc.	1,606	67,099
SCANA Corp.	422	24,067
Sempra Energy	740	82,680
Wisconsin Energy Corp.	722	35,667

		718,497
MULTILINE RETAIL — 0.68%
Dollar General Corp.[a]	958	63,937
Dollar Tree Inc.[a]	650	44,434
Family Dollar Stores Inc.	343	27,114
Kohl’s Corp.	680	40,542
Macy’s Inc.	1,127	73,153
Nordstrom Inc.	442	33,751

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

Target Corp.	1,922	$142,228

		425,159
OIL, GAS & CONSUMABLE FUELS — 6.92%
Anadarko Petroleum Corp.	1,617	127,986
Antero Resources Corp.[a],c	168	7,883
Apache Corp.	1,234	79,087
Cabot Oil & Gas Corp.	1,307	43,183
Cheniere Energy Inc.[a]	723	47,711
Chesapeake Energy Corp.	1,700	34,442
Chevron Corp.	6,069	660,732
Cimarex Energy Co.	280	29,386
Cobalt International Energy Inc.[a]	924	8,316
Concho Resources Inc.[a]	363	34,576
ConocoPhillips	3,937	260,118
CONSOL Energy Inc.	749	29,308
Continental Resources Inc.[a]	302	12,376
Denbury Resources Inc.	1,126	9,301
Devon Energy Corp.	1,240	73,123
Energen Corp.	232	13,855
EOG Resources Inc.	1,745	151,326
EQT Corp.	484	44,034
Exxon Mobil Corp.	13,612	1,232,430
Hess Corp.	880	64,178
HollyFrontier Corp.	618	25,227
Kinder Morgan Inc.[c]	5,871	242,766
Marathon Oil Corp.	2,156	62,351
Marathon Petroleum Corp.	910	81,982
Murphy Oil Corp.	552	26,728
Noble Energy Inc.	1,153	56,705
Occidental Petroleum Corp.	2,491	198,707
ONEOK Inc.	676	36,612
Phillips 66	1,789	130,633
Pioneer Natural Resources Co.	451	64,597
QEP Resources Inc.	552	11,283
Range Resources Corp.	514	33,744
Southwestern Energy Co.[a]	1,121	36,074
Spectra Energy Corp.	2,149	81,404
Tesoro Corp.	422	32,334
Valero Energy Corp.	1,703	82,783
Whiting Petroleum Corp.[a]	372	15,538
Williams Companies Inc. (The)	2,259	116,903

		4,299,722
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	1,287	69,266

		69,266
PERSONAL PRODUCTS — 0.10%
Estee Lauder Companies Inc. (The) Class A	732	54,270
Herbalife Ltd.[c]	203	8,780

		63,050
PHARMACEUTICALS — 6.18%
AbbVie Inc.	5,078	351,397
Actavis PLC[a]	842	227,854
Allergan Inc.	946	202,340
Bristol-Myers Squibb Co.	5,280	311,784
Eli Lilly and Co.	3,214	218,938

Security	Shares	Value

Endo International PLC[a]	456	$33,365
Hospira Inc.[a]	540	32,206
Jazz Pharmaceuticals PLC[a]	192	34,001
Johnson & Johnson	8,998	974,033
Mallinckrodt PLC[a]	363	33,476
Merck & Co. Inc.	9,226	557,250
Mylan Inc./PAa	1,183	69,336
Perrigo Co. PLC	430	68,882
Pfizer Inc.	20,278	631,660
Salix Pharmaceuticals Ltd.[a]	204	20,949
Zoetis Inc.	1,601	71,933

		3,839,404
PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	117	14,853
Equifax Inc.	389	30,945
IHS Inc. Class Aa	216	26,451
Manpowergroup Inc.	258	17,250
Nielsen NV	961	40,141
Robert Half International Inc.	438	24,874
Towers Watson & Co. Class A	229	25,868
Verisk Analytics Inc. Class Aa	482	29,875

		210,257
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.68%
American Capital Agency Corp.	1,101	25,406
American Realty Capital Properties Inc.	1,582	14,871
American Tower Corp.	1,265	132,838
Annaly Capital Management Inc.	3,025	34,848
AvalonBay Communities Inc.	417	67,049
Boston Properties Inc.	496	64,301
Camden Property Trust	285	21,854
Crown Castle International Corp.	1,070	88,906
Digital Realty Trust Inc.	439	30,848
Duke Realty Corp.	1,067	20,742
Equity Residential	1,099	77,853
Essex Property Trust Inc.	205	41,494
Federal Realty Investment Trust	210	27,859
General Growth Properties Inc.	1,701	45,519
HCP Inc.[c]	1,465	65,632
Health Care REIT Inc.	1,039	76,533
Host Hotels & Resorts Inc.[c]	2,444	56,798
Iron Mountain Inc.	504	19,157
Kimco Realty Corp.	1,350	34,357
Liberty Property Trust	497	17,584
Macerich Co. (The)	450	35,586
Plum Creek Timber Co. Inc.	570	23,758
Prologis Inc.	1,600	67,648
Public Storage	466	87,436
Rayonier Inc.	403	10,994
Realty Income Corp.[c]	722	33,544
Regency Centers Corp.	308	18,936
Simon Property Group Inc.	992	179,354
SL Green Realty Corp.	306	35,539
UDR Inc.	807	24,839
Ventas Inc.	842	60,245
Vornado Realty Trust	541	60,354
Weyerhaeuser Co.	1,677	59,215

		1,661,897

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
CBRE Group Inc. Class Aa	972	$32,795
Realogy Holdings Corp.[a]	457	21,031

		53,826
ROAD & RAIL — 1.06%
CSX Corp.	3,172	115,746
Hertz Global Holdings Inc.[a]	1,422	33,758
J.B. Hunt Transport Services Inc.	301	24,842
Kansas City Southern Industries Inc.	343	40,796
Norfolk Southern Corp.	984	109,854
Union Pacific Corp.	2,871	335,247

		660,243
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.49%
Altera Corp.	984	37,018
Analog Devices Inc.	989	54,039
Applied Materials Inc.	3,885	93,434
Avago Technologies Ltd.	809	75,561
Broadcom Corp. Class A	1,699	73,278
Cree Inc.[a,c]	392	14,245
Intel Corp.	15,834	589,817
KLA-Tencor Corp.	521	36,178
Lam Research Corp.	524	43,303
Linear Technology Corp.	748	34,431
Marvell Technology Group Ltd.	1,182	16,926
Maxim Integrated Products Inc.	890	26,317
Microchip Technology Inc.	664	29,980
Micron Technology Inc.[a]	3,392	121,942
NVIDIA Corp.	1,750	36,698
Skyworks Solutions Inc.	605	40,819
Texas Instruments Inc.	3,413	185,736
Xilinx Inc.	864	39,260

		1,548,982
SOFTWARE — 3.93%
Activision Blizzard Inc.	1,617	35,008
Adobe Systems Inc.[a]	1,520	111,994
ANSYS Inc.[a]	300	25,056
Autodesk Inc.[a]	708	43,896
CA Inc.	1,047	32,614
Citrix Systems Inc.[a]	526	34,879
Concur Technologies Inc.[a]	155	19,966
Electronic Arts Inc.[a]	981	43,095
FireEye Inc.[a,c]	203	6,149
Intuit Inc.	859	80,634
Microsoft Corp.	24,983	1,194,437
NetSuite Inc.[a]	103	10,892
Nuance Communications Inc.[a]	857	12,967
Oracle Corp.	11,404	483,644
Red Hat Inc.[a]	596	37,041
Salesforce.com Inc.[a]	1,880	112,556
ServiceNow Inc.[a]	402	25,712
Symantec Corp.	2,213	57,737
Synopsys Inc.[a]	511	22,172
VMware Inc. Class Aa	277	24,365
Workday Inc. Class Aa	304	26,463

		2,441,277

Security	Shares	Value

SPECIALTY RETAIL — 2.38%
Advance Auto Parts Inc.	231	$33,975
AutoNation Inc.[a]	247	14,682
AutoZone Inc.[a]	103	59,504
Bed Bath & Beyond Inc.[a]	644	47,250
Best Buy Co. Inc.	931	36,691
CarMax Inc.[a,c]	719	40,969
Dick’s Sporting Goods Inc.	318	16,094
Foot Locker Inc.	460	26,353
GameStop Corp. Class A	391	14,784
Gap Inc. (The)	784	31,046
Home Depot Inc. (The)	4,305	427,917
L Brands Inc.	804	65,044
Lowe’s Companies Inc.	3,161	201,767
O’Reilly Automotive Inc.[a]	330	60,304
PetSmart Inc.	290	22,840
Ross Stores Inc.	668	61,109
Signet Jewelers Ltd.	243	31,823
Staples Inc.	2,092	29,414
Tiffany & Co.	399	43,060
TJX Companies Inc. (The)	2,207	146,015
Tractor Supply Co.	440	33,849
Ulta Salon, Cosmetics & Fragrance Inc.[a]	196	24,792
Urban Outfitters Inc.[a]	336	10,860

		1,480,142
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Coach Inc.	877	32,554
Fossil Group Inc.[a]	158	17,652
Hanesbrands Inc.	319	36,915
Lululemon Athletica Inc.[a,c]	333	16,047
Michael Kors Holdings Ltd.[a]	661	50,705
Nike Inc. Class B	2,212	219,630
PVH Corp.	271	34,455
Ralph Lauren Corp.	196	36,240
Under Armour Inc. Class Aa,c	534	38,710
VF Corp.	1,093	82,161

		565,069
THRIFTS & MORTGAGE FINANCE — 0.09%
Hudson City Bancorp Inc.	1,589	15,556
New York Community Bancorp Inc.	1,451	23,056
People’s United Financial Inc.	1,065	15,741

		54,353
TOBACCO — 1.44%
Altria Group Inc.	6,355	319,402
Lorillard Inc.	1,137	71,790
Philip Morris International Inc.	4,998	434,476
Reynolds American Inc.	1,029	67,822

		893,490
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Fastenal Co.	903	40,816
United Rentals Inc.[a]	310	35,126
W.W. Grainger Inc.	199	48,890

		124,832

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

November 30, 2014

Security	Shares	Value

WATER UTILITIES — 0.05%
American Water Works Co. Inc.	592	$31,406

		31,406
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
SBA Communications Corp. Class Aa	415	50,493
T-Mobile US Inc.[a]	802	23,410

		73,903

TOTAL COMMON STOCKS (Cost: $56,345,178)		61,982,045

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	465,600	465,600
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	26,473	26,473
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	105,254	105,254

		597,327

TOTAL SHORT-TERM INVESTMENTS (Cost: $597,327)		597,327

TOTAL INVESTMENTS IN SECURITIES — 100.77% (Cost: $56,942,505)		62,579,372
Other Assets, Less Liabilities — (0.77)%		(475,145)

NET ASSETS — 100.00%		$62,104,227

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

168

Schedule of Investments  (Unaudited)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 2.84%
AGL Energy Ltd.	4,170	$46,660
Amcor Ltd.	7,900	81,991
AMP Ltd.	17,000	81,834
APA Group	6,125	41,142
Asciano Ltd.	7,450	37,388
ASX Ltd.	1,503	46,181
Aurizon Holdings Ltd.	12,650	49,773
Australia and New Zealand Banking Group Ltd.	14,325	390,266
Bendigo & Adelaide Bank Ltd.	3,050	33,243
BHP Billiton Ltd.	17,450	460,509
Brambles Ltd.	9,325	77,360
Cochlear Ltd.	375	22,260
Commonwealth Bank of Australia	8,400	578,713
Computershare Ltd.	3,575	35,242
Crown Resorts Ltd.	3,700	45,411
CSL Ltd.	2,675	188,517
Dexus Property Group	7,838	47,564
Fortescue Metals Group Ltd.	13,463	33,783
Goodman Group	12,750	59,308
GPT Group (The)	14,950	52,826
Iluka Resources Ltd.	3,301	19,299
Incitec Pivot Ltd.	11,050	26,879
Insurance Australia Group Ltd.	13,425	72,989
James Hardie Industries SE	3,850	39,760
Lend Lease Group	5,275	69,019
Macquarie Group Ltd.	1,785	89,018
Mirvac Group	33,900	50,779
National Australia Bank Ltd.	12,300	342,236
Newcrest Mining Ltd.[a]	6,575	58,026
Novion Property Group	20,550	37,359
Orica Ltd.	2,375	36,892
Origin Energy Ltd.	6,425	67,176
QBE Insurance Group Ltd.	7,975	73,920
Ramsay Health Care Ltd.	1,025	47,372
Rio Tinto Ltd.	2,600	131,149
Santos Ltd.	5,650	48,705
Scentre Group[a]	37,613	111,396
Sonic Healthcare Ltd.	2,650	39,468
Stockland	16,050	56,438
Suncorp Group Ltd.	7,000	85,674
Sydney Airport	5,081	19,255
Tatts Group Ltd.	12,350	35,944
Telstra Corp. Ltd.	22,375	108,662
Toll Holdings Ltd.	4,925	23,708
Transurban Group	10,268	72,827
Wesfarmers Ltd.[a]	5,530	195,484
Westfield Corp.	13,225	93,574
Westpac Banking Corp.	16,175	449,365
Woodside Petroleum Ltd.	3,575	109,083
Woolworths Ltd.	6,925	183,934

		5,205,361
AUSTRIA — 0.09%
Andritz AG	725	39,280
Erste Group Bank AG	2,050	55,662

Security	Shares	Value

IMMOFINANZ AGa	12,092	$36,344
OMV AG	975	28,272

		159,558
BELGIUM — 0.49%
Ageas	1,750	62,744
Anheuser-Busch InBev NV	4,300	506,362
Belgacom SA	825	32,649
Colruyt SA	525	24,478
Groupe Bruxelles Lambert SA	425	38,545
KBC Groep NVa	1,715	98,348
Solvay SA	350	48,214
UCB SA	725	57,013
Umicore SA	925	37,708

		906,061
CANADA — 3.95%
Agnico Eagle Mines Ltd.	1,600	37,437
Agrium Inc.	875	84,703
Alimentation Couche-Tard Inc. Class B	2,917	103,608
ARC Resources Ltd.	1,775	42,092
Bank of Montreal	3,200	235,345
Bank of Nova Scotia (The)	6,475	400,340
Barrick Gold Corp.	7,250	86,091
Baytex Energy Corp.	825	17,502
BCE Inc.	1,075	50,288
BlackBerry Ltd.[a,b]	2,600	27,020
Bombardier Inc. Class B	9,725	37,186
Brookfield Asset Management Inc. Class A	3,500	176,466
Cameco Corp.	2,400	44,748
Canadian Imperial Bank of Commerce	2,275	212,466
Canadian National Railway Co.	4,700	334,822
Canadian Natural Resources Ltd.	6,000	199,746
Canadian Oil Sands Ltd.	2,850	36,342
Canadian Pacific Railway Ltd.	1,150	222,446
Canadian Tire Corp. Ltd. Class A NVS	475	53,451
Canadian Utilities Ltd. Class A	800	28,036
Catamaran Corp.[a]	1,225	62,064
Cenovus Energy Inc.	4,200	94,553
CGI Group Inc. Class Aa,b	1,500	54,830
CI Financial Corp.	1,350	40,100
Crescent Point Energy Corp.	1,975	51,408
Eldorado Gold Corp.	3,560	22,261
Enbridge Inc.	4,075	187,623
Encana Corp.	4,275	67,560
Finning International Inc.	1,325	29,481
First Quantum Minerals Ltd.	4,083	66,603
Fortis Inc./Canada	1,325	47,190
Franco-Nevada Corp.	1,425	71,497
George Weston Ltd.	425	37,552
Gildan Activewear Inc.	725	42,041
Goldcorp Inc.	5,375	105,591
Great-West Lifeco Inc.	1,175	34,902
Husky Energy Inc.	1,950	41,351
IGM Financial Inc.	725	30,214
Imperial Oil Ltd.	1,650	71,745
Intact Financial Corp.	925	64,395
Inter Pipeline Ltd.	1,516	43,369
Loblaw Companies Ltd.	1,525	82,265
Magna International Inc. Class A	1,275	136,753
Manulife Financial Corp.	9,625	192,205

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

MEG Energy Corp.[a]	900	$14,657
Metro Inc. Class A	800	62,660
National Bank of Canada	1,800	83,871
Onex Corp.	700	39,836
Open Text Corp.	800	47,498
Pacific Rubiales Energy Corp.	1,875	18,170
Pembina Pipeline Corp.	1,900	64,919
Potash Corp. of Saskatchewan Inc.	4,675	161,170
Power Corp. of Canada	1,700	48,350
Power Financial Corp.	900	28,217
RioCan Real Estate Investment Trust	1,675	40,103
Rogers Communications Inc. Class B	2,000	80,281
Royal Bank of Canada	7,425	541,515
Saputo Inc.	1,800	52,331
Shaw Communications Inc. Class B	2,131	57,693
Silver Wheaton Corp.	3,250	64,359
SNC-Lavalin Group Inc.	1,025	38,852
Sun Life Financial Inc.	3,125	116,285
Suncor Energy Inc.	8,375	265,224
Talisman Energy Inc.	5,725	27,364
Teck Resources Ltd. Class B	3,500	54,146
TELUS Corp. NVS	64	2,429
Thomson Reuters Corp.	1,900	75,983
Tim Hortons Inc.	1,100	91,946
Toronto-Dominion Bank (The)	9,650	487,641
Tourmaline Oil Corp.[a,b]	1,175	39,158
TransAlta Corp.	1,875	18,318
TransCanada Corp.	3,700	176,685
Valeant Pharmaceuticals International Inc.[a,b]	1,865	272,165
Vermilion Energy Inc.	750	35,045
Yamana Gold Inc.	4,475	16,208

		7,230,767
DENMARK — 0.64%
A.P. Moeller-Maersk A/S Class A	50	102,451
A.P. Moeller-Maersk A/S Class B	25	52,273
Carlsberg A/S Class B	750	66,974
Coloplast A/S Class B	925	80,355
Danske Bank A/S	4,325	123,184
DSV A/S	2,100	65,934
Novo Nordisk A/S Class B	11,125	508,656
Novozymes A/S Class B	1,725	75,980
Vestas Wind Systems A/Sa	1,650	60,928
William Demant Holding A/Sa	475	34,156

		1,170,891
FINLAND — 0.34%
Elisa OYJ	975	28,345
Fortum OYJ	2,200	55,346
Kone OYJ Class B	1,950	89,946
Metso OYJ	900	27,971
Nokia OYJ	20,725	172,848
Sampo OYJ Class A	2,100	103,855
Stora Enso OYJ Class R	4,050	35,974
UPM-Kymmene OYJ	3,325	55,337
Wartsila OYJ Abp	1,100	49,395

		619,017
FRANCE — 3.71%
Accor SA	1,000	47,292

Security	Shares	Value

Airbus Group NV	3,368	$205,716
Alcatel-Lucent[a,b]	18,925	67,546
ALSTOM[a]	1,275	44,704
ArcelorMittal	6,175	75,941
Atos SA	425	30,269
AXA SA	9,275	224,489
BNP Paribas SA	5,650	363,167
Bollore[b]	50	24,746
Bouygues SA	1,150	43,375
Bureau Veritas SA	1,600	38,267
Cap Gemini SA	925	67,955
Carrefour SA	3,425	108,644
Casino Guichard-Perrachon SA	400	38,641
Christian Dior SA	275	52,796
Compagnie de Saint-Gobain	2,250	103,615
Compagnie Generale des Etablissements Michelin Class B	875	80,666
Credit Agricole SA	6,775	95,483
Danone SA	3,150	222,854
Dassault Systemes SA	800	52,429
Edenred SA	1,375	39,751
Electricite de France SA	1,225	36,766
Essilor International SA	1,125	126,644
Eutelsat Communications SA	950	31,497
GDF Suez	7,525	185,885
Groupe Eurotunnel SA Registered	4,940	64,017
Iliad SA	200	49,243
Kering	450	93,181
Klepierre	975	43,867
L’Air Liquide SA	1,839	232,010
L’Oreal SA	1,300	222,352
Lafarge SA	1,175	83,758
Lagardere SCA	975	27,713
Legrand SA	1,575	82,790
LVMH Moet Hennessy Louis Vuitton SA	1,450	261,204
Orange	10,450	184,534
Pernod Ricard SA	1,200	142,582
Peugeot SAa	2,975	38,201
Publicis Groupe SA	1,050	77,309
Renault SA	1,089	87,592
Safran SA	1,425	92,430
Sanofi	6,300	611,504
Schneider Electric SE	2,994	244,850
SCOR SE	1,100	34,406
SES SA Class A FDR	2,100	78,330
Societe BIC SA	250	33,410
Societe Generale	4,107	204,236
Sodexo SA	625	63,205
STMicroelectronics NV	3,925	29,491
Suez Environnement SA	1,775	31,555
Technip SA	700	45,640
Thales SA	775	41,226
Total SA	11,525	646,400
Unibail-Rodamco SE	600	158,948
Vallourec SA	725	24,100
Veolia Environnement	2,625	47,991
Vinci SA	2,575	139,560
Vivendi SA	6,825	174,252

		6,801,025
GERMANY — 3.25%
Adidas AG	1,225	98,501
Allianz SE Registered	2,375	409,922

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

BASF SE	5,050	$459,640
Bayer AG Registered	4,475	674,751
Bayerische Motoren Werke AG	1,750	200,601
Beiersdorf AG	675	60,234
Brenntag AG	1,350	74,539
Commerzbank AGa	6,275	96,259
Continental AG	668	140,903
Daimler AG Registered	5,125	433,180
Deutsche Bank AG Registered	7,427	243,369
Deutsche Boerse AG	1,225	89,720
Deutsche Post AG Registered	5,725	190,667
Deutsche Telekom AG Registered	16,800	286,929
E.ON SE	9,975	177,266
Fresenius Medical Care AG & Co. KGaA	1,250	92,548
Fresenius SE & Co. KGaA	2,250	122,282
GEA Group AG	1,525	73,061
Hannover Rueck SE Registered	500	44,730
HeidelbergCement AG	900	68,407
Henkel AG & Co. KGaA	800	79,426
Infineon Technologies AG	6,750	66,292
Kabel Deutschland Holding AGa	275	38,243
Lanxess AG	600	29,871
Linde AG	1,100	208,097
MAN SE	325	37,133
Merck KGaA	750	74,874
Muenchener Rueckversicherungs-Gesellschaft AG Registered	975	201,345
Osram Licht AGa	900	37,474
QIAGEN NVa,b	1,825	43,717
RWE AG	2,950	107,129
SAP SE	5,075	358,600
Siemens AG Registered	4,400	521,977
ThyssenKrupp AGa	3,061	81,185
Volkswagen AG	100	22,677

		5,945,549
HONG KONG — 1.20%
AIA Group Ltd.	80,000	462,153
Bank of East Asia Ltd. (The)	25,000	104,771
BOC Hong Kong (Holdings) Ltd.[b]	37,500	132,495
CLP Holdings Ltd.	25,000	217,440
Galaxy Entertainment Group Ltd.[b]	10,000	68,279
Hang Seng Bank Ltd.	12,500	208,253
Hong Kong and China Gas Co. Ltd. (The)	75,464	178,856
Hong Kong Exchanges and Clearing Ltd.	5,500	119,787
Li & Fung Ltd.	50,000	55,577
Link REIT (The)	25,000	159,252
Michael Kors Holdings Ltd.[a]	1,150	88,217
MTR Corp. Ltd.	37,500	150,629
New World Development Co. Ltd.	50,333	60,101
Sands China Ltd.	20,000	119,794
Wynn Macau Ltd.[b]	20,000	65,248

		2,190,852
IRELAND — 0.25%
Bank of Ireland[a]	159,750	65,720
CRH PLC	4,250	100,667
Jazz Pharmaceuticals PLC[a]	75	13,282
Kerry Group PLC Class A	1,100	81,854
Pentair PLC	1,275	82,505
Tyco International PLC	2,800	120,120

		464,148

Security	Shares	Value

ISRAEL — 0.19%
Bank Hapoalim BM	12,500	$62,282
Teva Pharmaceutical Industries Ltd.	5,100	289,963

		352,245
ITALY — 0.89%
Assicurazioni Generali SpA	6,800	147,419
Atlantia SpA	3,302	83,481
Banca Monte dei Paschi di Siena SpA[a,b]	45,209	36,578
Banco Popolare SCa	1,275	17,627
CNH Industrial NV	6,600	51,795
Enel Green Power SpA	12,100	29,188
Enel SpA	37,000	178,969
Eni SpA	13,375	267,950
Intesa Sanpaolo SpA	72,275	223,272
Intesa Sanpaolo SpA RNC	10,875	29,338
Luxottica Group SpA	1,100	58,967
Saipem SpA[a,b]	1,975	28,339
Snam SpA	11,675	62,061
Telecom Italia SpA[a]	69,675	78,695
Telecom Italia SpA RNC	28,775	25,559
Tenaris SA	2,800	46,425
Terna Rete Elettrica Nazionale SpA	9,150	44,304
UniCredit SpA	26,900	199,365
Unione di Banche Italiane SpA	3,050	23,498

		1,632,830
JAPAN — 7.77%
Aeon Co. Ltd.	7,500	74,757
Asahi Group Holdings Ltd.	5,000	155,980
Astellas Pharma Inc.	17,500	251,696
Bridgestone Corp.	5,000	171,863
Canon Inc.	7,500	240,226
Chubu Electric Power Co. Inc.[a]	5,000	58,474
Chugai Pharmaceutical Co. Ltd.	2,500	67,721
Chugoku Electric Power Co. Inc. (The)	5,000	64,541
Dai-ichi Life Insurance Co. Ltd. (The)	7,500	108,786
Daiichi Sankyo Co. Ltd.	7,500	110,555
Daikin Industries Ltd.	2,500	165,880
Daiwa Securities Group Inc.	3,000	24,112
Denso Corp.	5,000	233,517
East Japan Railway Co.	2,500	187,408
FANUC Corp.	1,100	185,550
Fast Retailing Co. Ltd.	200	72,806
Fuji Heavy Industries Ltd.	5,000	181,910
FUJIFILM Holdings Corp.	5,000	165,796
Fujitsu Ltd.	9,000	51,421
GungHo Online Entertainment Inc.[b]	5,000	18,874
Hakuhodo DY Holdings Inc.	10,000	97,232
Hitachi Ltd.	25,000	193,053
Honda Motor Co. Ltd.	12,500	376,153
Hoya Corp.	5,000	177,782
INPEX Corp.	7,500	79,465
ITOCHU Corp.	12,500	143,868
Japan Display Inc.[a,b]	7,500	24,771
Japan Retail Fund Investment Corp.	50	104,057
Japan Tobacco Inc.	7,500	240,289
JFE Holdings Inc.	5,000	106,395
JTEKT Corp.	5,000	82,951
JX Holdings Inc.	25,000	93,019

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)[a]	7,500	$75,262
Kao Corp.	5,000	185,196
KDDI Corp.	5,000	320,344
Kirin Holdings Co. Ltd.	7,500	96,274
Kobe Steel Ltd.	25,000	39,811
Komatsu Ltd.	7,500	177,634
Konica Minolta Holdings Inc.	7,500	87,458
Kuraray Co. Ltd.	7,500	91,313
Kyocera Corp.	2,500	122,404
Kyushu Electric Power Co. Inc.[a]	2,500	25,614
Marubeni Corp.	10,000	63,049
Marui Group Co. Ltd.	5,000	43,771
Mazda Motor Corp.	5,000	129,144
Mitsubishi Chemical Holdings Corp.	17,500	90,165
Mitsubishi Corp.	12,500	236,445
Mitsubishi Electric Corp.	8,000	96,154
Mitsubishi Estate Co. Ltd.	5,000	112,546
Mitsubishi Heavy Industries Ltd.	25,000	145,890
Mitsubishi Motors Corp.	5,000	51,397
Mitsubishi UFJ Financial Group Inc.	85,600	495,057
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,500	82,572
Mitsui & Co. Ltd.	15,100	208,335
Mitsui Fudosan Co. Ltd.	4,000	115,617
Mizuho Financial Group Inc.	172,600	297,398
MS&AD Insurance Group Holdings Inc.	4,400	102,729
Murata Manufacturing Co. Ltd.	800	86,447
Nagoya Railroad Co. Ltd.	25,000	96,895
NEC Corp.	15,000	47,142
Nidec Corp.	2,500	165,817
Nikon Corp.	5,000	71,281
Nintendo Co. Ltd.	500	57,969
Nippon Steel & Sumitomo Metal Corp.	50,470	130,039
Nippon Telegraph and Telephone Corp.	2,500	133,779
Nissan Motor Co. Ltd.	20,000	186,797
Nomura Holdings Inc.	27,500	165,438
NTT DOCOMO Inc.	15,000	234,002
Olympus Corp.[a]	2,500	90,997
Omron Corp.	2,500	116,274
ORIX Corp.	10,000	131,904
Otsuka Holdings Co. Ltd.	5,000	158,087
Panasonic Corp.	15,000	193,685
Rakuten Inc.	7,500	101,045
Resona Holdings Inc.	27,500	148,477
Ricoh Co. Ltd.	5,000	54,156
Sekisui House Ltd.	4,300	57,751
Seven & I Holdings Co. Ltd.	5,000	186,523
Seven Bank Ltd.	20,000	86,784
Shin-Etsu Chemical Co. Ltd.	2,500	168,303
Shionogi & Co. Ltd.	5,000	124,405
Shiseido Co. Ltd.	5,000	74,672
SoftBank Corp.	5,000	335,468
Sompo Japan Nipponkoa Holdings Inc.	2,500	61,981
Sony Corp.	7,500	164,301
Sumitomo Corp.	10,000	106,669
Sumitomo Electric Industries Ltd.	10,000	130,050
Sumitomo Mitsui Financial Group Inc.	7,500	282,786
Sumitomo Mitsui Trust Holdings Inc.	25,000	103,931
Sumitomo Realty & Development Co. Ltd.	2,000	69,065
Suzuki Motor Corp.	2,500	78,980
T&D Holdings Inc.	7,500	90,871
Takeda Pharmaceutical Co. Ltd.	5,000	209,462
Tohoku Electric Power Co. Inc.	5,000	57,926
Tokio Marine Holdings Inc.	5,000	163,479

Security	Shares	Value

Tokyo Electric Power Co. Inc.[a]	11,500	$42,053
Tokyu Fudosan Holdings Corp.	7,500	53,587
Toshiba Corp.	25,000	111,113
Toyota Motor Corp.	15,000	924,380
USS Co. Ltd.	7,500	108,249
Yahoo! Japan Corp.	17,600	64,210
Yamada Denki Co. Ltd.[b]	10,400	34,262
Yamato Holdings Co. Ltd.	5,000	112,799
Yokogawa Electric Corp.	5,000	62,940

		14,239,718

NETHERLANDS — 1.07%
AEGON NV	10,400	81,849
Akzo Nobel NV	1,350	93,506
Altice SAa	650	43,838
ASML Holding NV	1,900	201,168
Corio NV	681	34,540
Fiat Chrysler Automobiles[a,b]	5,525	69,084
Gemalto NVb	542	46,163
Heineken Holding NV	600	41,132
Heineken NV	1,225	96,592
ING Groep NV CVA[a]	21,975	322,715
Koninklijke Ahold NV	5,212	92,297
Koninklijke DSM NV	1,126	74,215
Koninklijke KPN NV	17,786	59,202
Koninklijke Philips NV	5,940	179,611
Randstad Holding NV	865	42,794
Reed Elsevier NV	3,700	91,191
Unilever NV CVA	8,500	347,089
Wolters Kluwer NV	1,650	48,473

		1,965,459

NEW ZEALAND — 0.04%
Fletcher Building Ltd.	6,100	39,218
Spark New Zealand Ltd.	15,275	36,692

		75,910

NORWAY — 0.26%
DNB ASA	5,675	94,369
Norsk Hydro ASA	7,775	45,590
Orkla ASA	5,650	42,098
Seadrill Ltd.[b]	2,400	34,428
Statoil ASA	6,675	126,243
Telenor ASA	3,825	80,859
Yara International ASA	1,125	47,901

		471,488

PORTUGAL — 0.07%
Banco Comercial Portugues SA Registered[a]	194,975	20,174
Energias de Portugal SA	17,000	69,916
Galp Energia SGPS SA Class B	3,325	40,622

		130,712

SINGAPORE — 0.52%
Ascendas REIT	50,000	89,758
CapitaLand Ltd.	50,000	127,350
CapitaMall Trust Management Ltd.[b]	75,000	113,924
Genting Singapore PLC	100,000	87,457

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Global Logistic Properties Ltd.	50,000	$100,499
Golden Agri-Resources Ltd.	125,000	44,112
Hutchison Port Holdings Trust[b]	100,000	68,500
Noble Group Ltd.	75,000	70,483
Singapore Press Holdings Ltd.[b]	7,000	23,038
Singapore Telecommunications Ltd.	75,000	224,396

		949,517
SPAIN — 1.37%
Abertis Infraestructuras SAb	3,125	67,046
ACS Actividades de Construccion y Servicios SA	1,309	46,369
Amadeus IT Holding SA Class A	2,225	88,803
Banco Bilbao Vizcaya Argentaria SA	32,937	354,684
Banco de Sabadell SA	24,150	68,673
Banco Popular Espanol SA	11,636	64,117
Banco Santander SA	65,521	592,111
Bankia SAa	28,125	49,438
CaixaBank SA	11,642	64,454
Distribuidora Internacional de Alimentacion SA	4,775	33,276
Enagas SA	236	7,923
Ferrovial SA	2,975	61,121
Ferrovial SA (New)	75	1,541
Gas Natural SDG SA	2,075	58,927
Grifols SA	1,050	46,894
Iberdrola SA	24,325	180,311
Inditex SA	5,750	167,844
International Consolidated Airlines Group SAa	13,500	96,721
Red Electrica Corporacion SA	112	10,286
Repsol SA	4,625	104,072
Telefonica SA	20,900	335,588
Zardoya Otis SA	1,512	16,154

		2,516,353
SWEDEN — 1.19%
Alfa Laval AB	2,325	46,363
Assa Abloy AB Class B	2,300	125,231
Atlas Copco AB Class A	3,275	94,616
Atlas Copco AB Class B	2,800	74,535
Boliden AB	2,754	46,628
Electrolux AB Class B	1,425	42,433
Elekta AB Class B	2,450	25,020
Hennes & Mauritz AB Class B	5,000	214,596
Hexagon AB Class B	1,450	46,178
Investment AB Kinnevik Class B	1,600	55,620
Investor AB Class B	3,075	115,738
Lundin Petroleum ABa,b	1,300	18,360
Millicom International Cellular SA SDR[b]	350	29,183
Nordea Bank AB	15,325	191,822
Sandvik AB	6,530	68,530
Skandinaviska Enskilda Banken AB Class A	7,900	104,563
Skanska AB Class B	2,800	60,425
SKF AB Class B	2,500	51,600
Svenska Cellulosa AB Class B	3,050	72,091
Svenska Handelsbanken AB Class A	2,475	121,124
Swedbank AB Class A	4,975	130,761
Swedish Match AB	1,325	45,847
Tele2 AB Class B	1,700	22,056
Telefonaktiebolaget LM Ericsson Class B	16,425	207,246
TeliaSonera AB	9,875	70,594
Volvo AB Class B	8,761	96,064

		2,177,224

Security	Shares	Value

SWITZERLAND — 3.71%
ABB Ltd. Registered[a]	12,475	$280,833
Actelion Ltd. Registered[a]	725	86,458
Adecco SA Registered[a]	900	63,378
Aryzta AGa	875	70,018
Baloise Holding AG Registered	475	62,216
Compagnie Financiere Richemont SA Class A Bearer	2,925	275,803
Credit Suisse Group AG Registered	8,500	227,784
Geberit AG Registered	300	104,805
Givaudan SA Registered[a]	75	134,043
Holcim Ltd. Registered[a]	1,375	101,823
Julius Baer Group Ltd.[a]	1,475	67,022
Kuehne & Nagel International AG Registered	375	50,636
Nestle SA Registered	17,100	1,287,603
Novartis AG Registered	12,525	1,215,452
Partners Group Holding AG	200	57,603
Roche Holding AG Genusschein	3,700	1,111,344
Schindler Holding AG Participation Certificates	300	42,906
Schindler Holding AG Registered	225	31,526
SGS SA Registered	50	108,459
Sonova Holding AG Registered	325	49,315
Sulzer AG Registered	225	25,197
Swatch Group AG (The) Bearer	250	123,897
Swiss Life Holding AG Registered[a]	225	51,702
Swiss Prime Site AG Registered[a]	600	46,393
Swiss Re AGa	1,900	162,885
Swisscom AG Registered	125	76,090
Syngenta AG Registered	550	181,697
Transocean Ltd.[b]	2,225	47,248
UBS Group AGa	20,425	367,798
Weatherford International Ltd.[a]	4,300	56,330
Zurich Insurance Group AGa	750	235,703

		6,803,967
UNITED KINGDOM — 7.95%
3i Group PLC	7,475	51,976
Aberdeen Asset Management PLC	6,675	47,030
Admiral Group PLC	1,175	22,817
Aggreko PLC	1,615	38,772
Amec Foster Wheeler PLC	1,975	28,904
Anglo American PLC	7,500	155,215
Antofagasta PLC	2,475	28,566
ARM Holdings PLC	7,950	113,856
Associated British Foods PLC	2,325	116,623
AstraZeneca PLC	6,925	518,386
Aviva PLC	17,100	136,040
Babcock International Group PLC	3,756	66,879
BAE Systems PLC	18,625	140,326
Barclays PLC	87,150	334,584
BG Group PLC	18,275	257,633
BHP Billiton PLC	11,450	272,018
BP PLC	98,450	647,855
British American Tobacco PLC	10,175	604,637
British Land Co. PLC (The)	6,725	80,883
BT Group PLC	40,625	260,973
Bunzl PLC	2,725	76,217
Burberry Group PLC	2,475	63,954
Capita PLC	3,825	64,095
Carnival PLC	1,150	50,787
Centrica PLC	27,500	122,567
Cobham PLC	8,775	41,446

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Compass Group PLC	9,810	$167,456
Croda International PLC	975	37,470
Diageo PLC	13,450	417,266
Experian PLC	5,900	93,598
Friends Life Group Ltd.	6,344	36,680
G4S PLC	8,625	37,334
GKN PLC	7,125	38,529
GlaxoSmithKline PLC	25,500	593,024
Glencore PLC[a]	55,775	279,858
Hammerson PLC	6,875	67,076
HSBC Holdings PLC	100,475	1,002,313
ICAP PLC	4,000	26,109
IMI PLC	2,100	38,840
Imperial Tobacco Group PLC	5,325	246,841
Inmarsat PLC	2,825	35,149
InterContinental Hotels Group PLC	1,753	74,397
Intertek Group PLC	1,075	39,310
Intu Properties PLC	7,694	43,004
Investec PLC	4,025	37,316
ITV PLC	22,875	76,734
J Sainsbury PLC	8,425	30,795
Johnson Matthey PLC	1,375	71,619
Kingfisher PLC	12,900	63,030
Land Securities Group PLC	5,650	105,116
Legal & General Group PLC	31,325	121,022
Lloyds Banking Group PLC[a]	315,350	396,812
London Stock Exchange Group PLC	1,654	58,410
Marks & Spencer Group PLC	8,525	65,218
Meggitt PLC	6,500	51,202
National Grid PLC	18,300	266,526
Next PLC	925	98,142
Nobel Corp. PLC	1,375	24,736
Old Mutual PLC	24,725	77,557
Pearson PLC	4,300	82,896
Petrofac Ltd.	1,525	19,703
Prudential PLC	13,175	319,394
Randgold Resources Ltd.	500	33,302
Reckitt Benckiser Group PLC	3,275	269,519
Reed Elsevier PLC	6,800	118,525
Rexam PLC	4,393	31,124
Rio Tinto PLC	7,225	338,593
Rolls-Royce Holdings PLC[a]	10,650	140,516
Royal Bank of Scotland Group PLC[a]	13,425	83,109
Royal Dutch Shell PLC Class A	21,350	713,005
Royal Dutch Shell PLC Class B	14,400	501,312
RSA Insurance Group PLC[a]	6,267	45,951
SABMiller PLC	5,150	287,442
Sage Group PLC (The)	7,902	50,378
SEGRO PLC	8,125	49,917
Severn Trent PLC	1,400	44,792
Shire PLC	3,400	242,641
Sky PLC	5,475	79,911
Smith & Nephew PLC	5,225	90,827
Smiths Group PLC	2,700	48,922
SSE PLC	5,143	132,089
Standard Chartered PLC	12,450	182,710
Standard Life PLC	12,400	82,337
Tate & Lyle PLC	3,425	32,370
Tesco PLC	43,200	126,140
Tullow Oil PLC	4,950	33,023
Unilever PLC	6,850	290,285
United Utilities Group PLC	3,850	54,595
Vodafone Group PLC	140,453	514,588

Security	Shares	Value

Weir Group PLC (The)	1,425	$41,865
Whitbread PLC	1,300	93,385
Wolseley PLC	1,636	91,978
WPP PLC	6,825	143,223

		14,571,895
UNITED STATES — 57.61%
3M Co.	3,300	528,297
Abbott Laboratories	7,975	354,967
AbbVie Inc.	8,425	583,010
Accenture PLC Class A	3,475	299,997
ACE Ltd.	1,675	191,519
Actavis PLC[a]	1,550	419,445
Activision Blizzard Inc.	2,875	62,244
Adobe Systems Inc.[a]	2,725	200,778
ADT Corp. (The)	1,000	34,940
Advance Auto Parts Inc.	425	62,509
AES Corp. (The)	3,675	50,972
Aetna Inc.	2,125	185,385
Affiliated Managers Group Inc.[a]	450	91,615
Aflac Inc.	2,400	143,352
AGCO Corp.	700	29,533
Agilent Technologies Inc.	1,875	80,138
Air Products and Chemicals Inc.	1,150	165,404
Airgas Inc.	450	52,034
Akamai Technologies Inc.[a]	1,075	69,456
Albemarle Corp.	600	35,424
Alcoa Inc.	6,850	118,436
Alexion Pharmaceuticals Inc.[a]	1,100	214,390
Alleghany Corp.[a]	100	45,654
Allergan Inc.	1,675	358,266
Alliance Data Systems Corp.[a]	325	92,908
Alliant Energy Corp.	825	51,868
Allstate Corp. (The)	2,275	155,041
Altera Corp.	1,900	71,478
Altria Group Inc.	10,475	526,473
Amazon.com Inc.[a]	2,125	719,610
Ameren Corp.	1,550	66,821
American Airlines Group Inc.	625	30,331
American Capital Agency Corp.	1,900	43,843
American Electric Power Co. Inc.	2,650	152,507
American Express Co.	5,250	485,205
American International Group Inc.	7,425	406,890
American Realty Capital Properties Inc.	4,850	45,590
American Tower Corp.	2,250	236,272
American Water Works Co. Inc.	1,175	62,334
Ameriprise Financial Inc.	1,200	158,124
AmerisourceBergen Corp.	1,425	129,746
AMETEK Inc.	1,675	85,358
Amgen Inc.	4,050	669,505
Amphenol Corp. Class A	1,700	91,171
Anadarko Petroleum Corp.	2,700	213,705
Analog Devices Inc.	1,728	94,418
Annaly Capital Management Inc.	5,150	59,328
ANSYS Inc.[a]	625	52,200
Anthem Inc.	1,625	207,854
Aon PLC	1,600	147,984
Apache Corp.	1,975	126,578
Apple Inc.	32,750	3,894,957
Applied Materials Inc.	7,200	173,160
Arch Capital Group Ltd.[a]	700	40,124
Archer-Daniels-Midland Co.	3,675	193,599

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Arrow Electronics Inc.[a]	675	$39,447
Assurant Inc.	500	33,795
AT&T Inc.	27,475	972,065
Autodesk Inc.[a]	1,350	83,700
Autoliv Inc.	550	54,428
Automatic Data Processing Inc.	2,550	218,382
AutoZone Inc.[a]	175	101,099
Avago Technologies Ltd.	1,525	142,435
AvalonBay Communities Inc.	725	116,573
Avery Dennison Corp.	800	39,608
Avnet Inc.	875	38,316
Axis Capital Holdings Ltd.	600	30,030
Baker Hughes Inc.	2,325	132,525
Ball Corp.	1,050	70,424
Bank of America Corp.	57,825	985,338
Bank of New York Mellon Corp. (The)	6,325	253,190
Baxter International Inc.	2,750	200,750
BB&T Corp.	3,425	128,746
Becton, Dickinson and Co.	925	129,805
Bed Bath & Beyond Inc.[a,b]	1,250	91,712
Berkshire Hathaway Inc. Class Ba	6,100	907,009
Best Buy Co. Inc.	1,875	73,894
Biogen Idec Inc.[a]	1,325	407,689
BlackRock Inc.[c]	750	269,310
Boeing Co. (The)	3,875	520,645
BorgWarner Inc.	1,050	59,388
Boston Properties Inc.	950	123,158
Boston Scientific Corp.[a]	8,150	104,890
Bristol-Myers Squibb Co.	8,875	524,069
Broadcom Corp. Class A	2,875	123,999
Brown-Forman Corp. Class B NVS	825	80,066
Bunge Ltd.	875	79,424
C.H. Robinson Worldwide Inc.	950	70,053
C.R. Bard Inc.	450	75,308
CA Inc.	1,925	59,964
Cabot Oil & Gas Corp.	2,550	84,252
Calpine Corp.[a,b]	2,350	53,956
Cameron International Corp.[a]	1,350	69,228
Campbell Soup Co.	1,125	50,940
Capital One Financial Corp.	3,075	255,840
Cardinal Health Inc.	1,800	147,942
CareFusion Corp.[a]	1,375	81,359
CarMax Inc.[a]	1,275	72,650
Carnival Corp.	1,975	87,216
Caterpillar Inc.	3,525	354,615
CBRE Group Inc. Class Aa	2,225	75,072
CBS Corp. Class B NVS	3,250	178,360
Celanese Corp. Series A	975	58,568
Celgene Corp.[a]	4,650	528,658
CenterPoint Energy Inc.	2,350	56,259
CenturyLink Inc.	3,275	133,522
Cerner Corp.[a]	1,700	109,480
CF Industries Holdings Inc.	350	93,852
Charles Schwab Corp. (The)	6,800	192,576
Charter Communications Inc. Class Aa	475	80,608
Cheniere Energy Inc.[a]	1,400	92,386
Chesapeake Energy Corp.	3,350	67,871
Chevron Corp.	10,050	1,094,143
Chipotle Mexican Grill Inc.[a]	200	132,724
Chubb Corp. (The)	1,250	128,812
Church & Dwight Co. Inc.	775	59,450
Cigna Corp.	1,575	162,052
Cimarex Energy Co.	550	57,723

Security	Shares	Value

Cincinnati Financial Corp.	700	$35,665
Cintas Corp.	875	64,006
Cisco Systems Inc.	27,225	752,499
CIT Group Inc.	1,025	50,020
Citigroup Inc.	16,450	887,806
Citrix Systems Inc.[a]	1,075	71,283
Clorox Co. (The)	575	58,432
CME Group Inc./IL	1,725	146,004
CMS Energy Corp.	1,725	57,098
Coach Inc.	1,500	55,680
Cobalt International Energy Inc.[a]	1,850	16,650
Coca-Cola Co. (The)	20,600	923,498
Coca-Cola Enterprises Inc.	1,825	80,191
Cognizant Technology Solutions Corp. Class Aa	3,350	180,866
Colgate-Palmolive Co.	4,700	327,073
Comcast Corp. Class A	11,825	674,498
Comcast Corp. Class A Special NVS	2,225	126,402
Comerica Inc.	1,025	47,775
Computer Sciences Corp.	900	57,042
ConAgra Foods Inc.	2,450	89,474
Concho Resources Inc.[a]	675	64,294
ConocoPhillips	6,675	441,017
CONSOL Energy Inc.	1,500	58,695
Consolidated Edison Inc.	1,450	91,567
Constellation Brands Inc. Class Aa	950	91,580
Continental Resources Inc.[a]	783	32,087
Core Laboratories NV	275	35,428
Corning Inc.	7,500	157,650
Costco Wholesale Corp.	2,350	333,982
Covidien PLC	2,548	257,348
Cree Inc.[a,b]	650	23,621
Crown Castle International Corp.	1,850	153,716
Crown Holdings Inc.[a]	1,050	51,975
CSX Corp.	5,700	207,993
Cummins Inc.	1,025	149,260
CVS Health Corp.	6,350	580,136
D.R. Horton Inc.	1,700	43,333
Danaher Corp.	3,275	273,659
Darden Restaurants Inc.	875	49,866
DaVita HealthCare Partners Inc.[a]	1,000	76,530
Deere & Co.	1,925	166,743
Delphi Automotive PLC	1,425	103,954
Denbury Resources Inc.	2,350	19,411
DENTSPLY International Inc.	925	50,857
Devon Energy Corp.	2,000	117,940
Dick’s Sporting Goods Inc.	625	31,631
Digital Realty Trust Inc.[b]	875	61,486
DIRECTV[a]	2,825	247,781
Discover Financial Services	2,800	183,540
Discovery Communications Inc. Series Aa	850	29,665
Discovery Communications Inc. Series C NVS[a]	1,900	64,619
DISH Network Corp. Class Aa	1,400	111,174
Dollar General Corp.[a]	1,725	115,126
Dollar Tree Inc.[a]	1,300	88,868
Dominion Resources Inc.	2,975	215,836
Dover Corp.	1,125	86,614
Dow Chemical Co. (The)	6,400	311,488
Dr Pepper Snapple Group Inc.	1,300	96,200
DTE Energy Co.	975	79,424
Duke Energy Corp.	3,475	281,127
Duke Realty Corp.	3,100	60,264
Dun & Bradstreet Corp. (The)	350	44,433
E.I. du Pont de Nemours and Co.	4,875	348,075

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Eastman Chemical Co.	950	$78,774
Eaton Corp. PLC	2,625	178,054
Eaton Vance Corp. NVS	1,000	41,790
eBay Inc.[a]	6,600	362,208
Ecolab Inc.	1,650	179,767
Edison International	1,975	125,531
Edwards Lifesciences Corp.[a]	675	87,534
Electronic Arts Inc.[a]	2,000	87,860
Eli Lilly and Co.	5,150	350,818
EMC Corp.	10,575	320,951
Emerson Electric Co.	3,850	245,437
Energen Corp.	525	31,353
Energizer Holdings Inc.	350	45,507
Ensco PLC Class A	1,300	43,940
Entergy Corp.	1,125	94,387
EOG Resources Inc.	3,000	260,160
EQT Corp.	925	84,157
Equifax Inc.	850	67,618
Equinix Inc.	307	69,824
Equity Residential	1,900	134,596
Essex Property Trust Inc.	331	66,998
Estee Lauder Companies Inc. (The) Class A	1,250	92,675
Everest Re Group Ltd.	275	48,232
Exelon Corp.	5,075	183,563
Expedia Inc.	675	58,799
Expeditors International of Washington Inc.	1,300	60,866
Express Scripts Holding Co.[a]	4,275	355,466
Exxon Mobil Corp.	23,100	2,091,474
F5 Networks Inc.[a]	475	61,365
Facebook Inc. Class Aa	10,850	843,045
Family Dollar Stores Inc.	598	47,272
Fastenal Co.	1,725	77,970
Federal Realty Investment Trust	625	82,913
FedEx Corp.	1,600	285,088
Fidelity National Information Services Inc.	1,425	87,196
Fifth Third Bancorp	4,450	89,534
First Republic Bank	1,000	51,530
FirstEnergy Corp.	2,475	91,278
Fiserv Inc.[a]	1,600	114,384
Flextronics International Ltd.[a]	4,325	47,964
FLIR Systems Inc.	1,100	34,903
Flowserve Corp.	1,125	66,229
Fluor Corp.	1,075	66,639
FMC Corp.	925	50,320
FMC Technologies Inc.[a]	1,325	63,295
FNF Group	1,350	43,740
Ford Motor Co.	18,800	295,724
Fossil Group Inc.[a]	350	39,102
Franklin Resources Inc.	2,450	139,307
Freeport-McMoRan Inc.	5,500	147,675
Frontier Communications Corp.	6,575	46,354
Gap Inc. (The)	1,525	60,390
Garmin Ltd.	675	38,678
General Dynamics Corp.	1,650	239,844
General Electric Co.	53,050	1,405,294
General Growth Properties Inc.	2,925	78,273
General Mills Inc.	3,275	172,756
General Motors Co.	6,055	202,419
Genuine Parts Co.	825	84,794
Gilead Sciences Inc.[a]	8,500	852,720
Goldman Sachs Group Inc. (The)	2,314	435,981
Google Inc. Class Aa	1,525	837,347
Google Inc. Class Ca	1,575	853,382

Security	Shares	Value

H&R Block Inc.	1,975	$66,439
Halliburton Co.	4,875	205,725
Harley-Davidson Inc.	1,025	71,422
Harris Corp.	750	53,753
Hartford Financial Services Group Inc. (The)	2,325	96,022
Hasbro Inc.	625	37,000
HCA Holdings Inc.[a]	1,750	121,957
HCP Inc.	2,825	126,560
Health Care REIT Inc.	1,700	125,222
Helmerich & Payne Inc.	825	57,379
Henry Schein Inc.[a]	575	78,890
Hershey Co. (The)	925	92,759
Hertz Global Holdings Inc.[a]	2,909	69,060
Hess Corp.	1,675	122,158
Hewlett-Packard Co.	10,450	408,177
HollyFrontier Corp.	1,100	44,902
Hologic Inc.[a]	1,725	46,230
Home Depot Inc. (The)	7,450	740,530
Honeywell International Inc.	3,925	388,850
Hormel Foods Corp.	1,050	55,734
Hospira Inc.[a]	1,000	59,640
Host Hotels & Resorts Inc.	5,375	124,915
Humana Inc.	900	124,173
IHS Inc. Class Aa	450	55,107
Illinois Tool Works Inc.	2,225	211,219
Illumina Inc.[a]	825	157,484
Incyte Corp.[a]	500	37,775
Ingersoll-Rand PLC	1,825	115,084
Integrys Energy Group Inc.	600	43,704
Intel Corp.	26,300	979,675
Intercontinental Exchange Inc.	681	153,899
International Business Machines Corp.	5,025	814,904
International Flavors & Fragrances Inc.	575	58,173
International Paper Co.	2,200	118,404
Interpublic Group of Companies Inc. (The)	2,775	56,305
Intuit Inc.	1,575	147,845
Intuitive Surgical Inc.[a]	225	116,498
Invesco Ltd.	2,625	105,945
Iron Mountain Inc.	1,019	38,732
J.B. Hunt Transport Services Inc.	650	53,645
J.M. Smucker Co. (The)	675	69,235
Jacobs Engineering Group Inc.[a]	1,000	46,450
Johnson & Johnson	15,400	1,667,050
Johnson Controls Inc.	3,550	177,500
Joy Global Inc.	700	34,328
JPMorgan Chase & Co.	20,150	1,212,224
Juniper Networks Inc.	3,000	66,480
Kansas City Southern Industries Inc.	675	80,285
Kellogg Co.	1,325	87,781
Keurig Green Mountain Inc.	775	110,158
KeyCorp	4,825	65,138
Kimberly-Clark Corp.	1,875	218,606
Kimco Realty Corp.	2,225	56,626
Kinder Morgan Inc.[b]	9,775	404,209
KLA-Tencor Corp.	1,050	72,912
Kohl’s Corp.	1,200	71,544
Kraft Foods Group Inc.	2,975	179,006
Kroger Co. (The)	3,050	182,512
L Brands Inc.	1,325	107,192
L-3 Communications Holdings Inc.	625	77,875
Laboratory Corp. of America Holdings[a]	550	57,552
Lam Research Corp.	1,000	82,640
Las Vegas Sands Corp.	2,275	144,895

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Legg Mason Inc.	950	$53,913
Leggett & Platt Inc.	950	39,986
Leucadia National Corp.	1,950	45,104
Level 3 Communications Inc.[a]	1,000	50,000
Liberty Global PLC Series Aa,b	1,550	80,585
Liberty Global PLC Series C NVS[a],b	2,975	148,512
Liberty Interactive Corp. Series Aa	3,000	87,450
Liberty Media Corp. Class Aa	650	23,901
Liberty Media Corp. Class Ca	1,144	41,790
Liberty Property Trust[b]	1,275	45,110
Lincoln National Corp.	1,675	94,855
Linear Technology Corp.	1,450	66,744
LinkedIn Corp. Class Aa,b	575	130,105
Lockheed Martin Corp.	1,500	287,340
Loews Corp.	1,500	62,460
Lorillard Inc.	2,175	137,329
Lowe’s Companies Inc.	5,925	378,193
Lululemon Athletica Inc.[a],b	647	31,179
LyondellBasell Industries NV Class A	2,525	199,121
M&T Bank Corp.	600	75,612
Macerich Co. (The)	1,075	85,011
Macy’s Inc.	2,175	141,179
Manpowergroup Inc.	675	45,131
Marathon Oil Corp.	3,375	97,605
Marathon Petroleum Corp.	1,750	157,657
Marriott International Inc./DE Class A	1,625	128,034
Marsh & McLennan Companies Inc.	2,500	141,475
Martin Marietta Materials Inc.	350	42,014
Marvell Technology Group Ltd.	3,000	42,960
Masco Corp.	2,300	55,660
MasterCard Inc. Class A	5,825	508,464
Mattel Inc.	1,750	55,213
Maxim Integrated Products Inc.	1,875	55,444
McCormick & Co. Inc. NVS	850	63,181
McDonald’s Corp.	4,875	471,949
McGraw Hill Financial Inc.	1,475	137,853
McKesson Corp.	1,275	268,719
MDU Resources Group Inc.	1,575	38,619
Mead Johnson Nutrition Co. Class A	1,125	116,820
MeadWestvaco Corp.	1,450	64,960
Medivation Inc.[a]	100	11,589
Medtronic Inc.	5,275	389,664
Merck & Co. Inc.	15,700	948,280
MetLife Inc.	4,925	273,879
MGM Resorts International[a]	2,625	59,876
Microchip Technology Inc.	1,300	58,695
Micron Technology Inc.[a]	6,075	218,396
Microsoft Corp.	42,675	2,040,292
Mohawk Industries Inc.[a]	375	57,596
Molson Coors Brewing Co. Class B NVS	950	73,483
Mondelez International Inc. Class A	8,975	351,820
Monsanto Co.	2,875	344,741
Monster Beverage Corp.[a]	900	100,935
Moody’s Corp.	1,175	118,687
Morgan Stanley	8,025	282,319
Mosaic Co. (The)	1,675	76,665
Motorola Solutions Inc.	1,300	85,436
Murphy Oil Corp.	975	47,210
Mylan Inc./PAa	2,175	127,477
Nabors Industries Ltd.	1,750	22,960
NASDAQ OMX Group Inc. (The)	875	39,296
National Oilwell Varco Inc.	2,075	139,108
Navient Corp.	2,800	58,688

Security	Shares	Value

NetApp Inc.	2,000	$85,100
Netflix Inc.[a]	350	121,306
New York Community Bancorp Inc.	2,050	32,575
Newell Rubbermaid Inc.	1,625	59,004
Newmont Mining Corp.	2,700	49,680
News Corp. Class A NVS[a]	2,128	33,027
NextEra Energy Inc.	2,418	252,415
Nielsen NV	1,375	57,434
Nike Inc. Class B	4,000	397,160
NiSource Inc.	1,825	76,358
Noble Energy Inc.	1,950	95,901
Nordstrom Inc.	875	66,815
Norfolk Southern Corp.	1,750	195,370
Northeast Utilities	1,725	87,354
Northern Trust Corp.	1,250	84,663
Northrop Grumman Corp.	1,150	162,069
NRG Energy Inc.	2,125	66,428
Nucor Corp.	1,750	93,852
NVIDIA Corp.	3,650	76,541
O’Reilly Automotive Inc.[a],b	650	118,781
Occidental Petroleum Corp.	4,275	341,017
Omnicare Inc.	775	54,498
Omnicom Group Inc.	1,425	110,110
ONEOK Inc.	1,227	66,454
Oracle Corp.	19,425	823,814
Owens-Illinois Inc.[a]	1,125	28,845
PACCAR Inc.	1,975	132,364
Pall Corp.	800	76,888
Palo Alto Networks Inc.[a]	100	12,300
Parker-Hannifin Corp.	900	116,127
PartnerRe Ltd.	300	34,953
Patterson Companies Inc.	700	33,726
Paychex Inc.	1,900	90,079
People’s United Financial Inc.	2,150	31,777
Pepco Holdings Inc.	1,700	46,750
PepsiCo Inc.	7,850	785,785
Perrigo Co. PLC	800	128,152
PetSmart Inc.	650	51,194
Pfizer Inc.	33,775	1,052,091
PG&E Corp.	2,725	137,612
Pharmacyclics Inc.[a],b	325	45,302
Philip Morris International Inc.	8,200	712,826
Phillips 66	3,250	237,315
Pinnacle West Capital Corp.	775	49,003
Pioneer Natural Resources Co.	825	118,165
Plum Creek Timber Co. Inc.	1,225	51,058
PNC Financial Services Group Inc. (The)[c]	2,725	238,356
PPG Industries Inc.	875	191,467
PPL Corp.	3,550	126,131
Praxair Inc.	1,425	182,941
Precision Castparts Corp.	825	196,267
Priceline Group Inc. (The)[a]	300	348,057
Principal Financial Group Inc.	1,675	89,227
Procter & Gamble Co. (The)	14,700	1,329,321
Progressive Corp. (The)	2,725	74,229
Prologis Inc.	3,050	128,954
Prudential Financial Inc.	2,375	201,827
Public Service Enterprise Group Inc.	3,450	144,141
Public Storage	825	154,795
PulteGroup Inc.	2,250	48,668
PVH Corp.	500	63,570
QEP Resources Inc.	1,100	22,484
QUALCOMM Inc.	8,950	652,455

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Quanta Services Inc.[a]	1,575	$48,038
Quest Diagnostics Inc.	900	58,779
Ralph Lauren Corp.	325	60,093
Range Resources Corp.	900	59,085
Raytheon Co.	1,775	189,392
Realty Income Corp.	1,200	55,752
Red Hat Inc.[a],b	1,125	69,919
Regency Centers Corp.	825	50,721
Regeneron Pharmaceuticals Inc.[a]	475	197,652
Regions Financial Corp.	7,650	77,036
RenaissanceRe Holdings Ltd.[b]	325	31,824
Republic Services Inc.	1,700	67,337
Reynolds American Inc.	1,850	121,933
Robert Half International Inc.	1,050	59,630
Rock-Tenn Co. Class A	1,000	56,810
Rockwell Automation Inc.	850	98,098
Rockwell Collins Inc.	900	76,977
Roper Industries Inc.	675	106,528
Ross Stores Inc.	1,250	114,350
Royal Caribbean Cruises Ltd.	925	68,210
Safeway Inc.	1,450	50,518
Salesforce.com Inc.[a],b	3,525	211,042
SanDisk Corp.	1,350	139,671
SBA Communications Corp. Class Aa	925	112,545
SCANA Corp.	825	47,050
Schlumberger Ltd.	7,025	603,799
Scripps Networks Interactive Inc. Class A	550	42,994
Seagate Technology PLC	1,975	130,567
SEI Investments Co.	1,350	53,501
Sempra Energy	1,275	142,456
Sherwin-Williams Co. (The)	525	128,551
Sigma-Aldrich Corp.	775	105,865
Simon Property Group Inc.	1,678	303,382
Sirius XM Holdings Inc.[a]	22,700	82,401
Skyworks Solutions Inc.	275	18,554
SL Green Realty Corp.	436	50,637
Southern Co. (The)	4,300	203,949
Southwestern Energy Co.[a]	1,950	62,751
Spectra Energy Corp.	3,350	126,898
Sprint Corp.[a]	6,181	31,647
SPX Corp.	300	26,907
St. Jude Medical Inc.	1,725	117,231
Stanley Black & Decker Inc.	950	89,718
Staples Inc.	3,175	44,641
Starbucks Corp.	4,150	337,021
Starwood Hotels & Resorts Worldwide Inc.	1,200	94,800
State Street Corp.	2,525	193,743
Stericycle Inc.[a]	550	70,906
Stryker Corp.	1,600	148,656
SunTrust Banks Inc.	2,925	114,923
Superior Energy Services Inc.	1,025	19,793
Symantec Corp.	3,925	102,403
Synopsys Inc.[a]	1,125	48,814
Sysco Corp.	2,900	116,754
T. Rowe Price Group Inc.	1,450	121,031
Target Corp.	3,100	229,400
TD Ameritrade Holding Corp.	1,525	52,780
TE Connectivity Ltd.	2,200	141,240
Teradata Corp.[a],b	1,075	48,526
Tesla Motors Inc.[a],b	500	122,260
Texas Instruments Inc.	5,812	316,289
Textron Inc.	1,825	79,059
Thermo Fisher Scientific Inc.	2,050	265,044

Security	Shares	Value

Tiffany & Co.	700	$75,544
Time Warner Cable Inc.	1,525	227,652
Time Warner Inc.	4,850	412,832
TJX Companies Inc. (The)	3,875	256,370
Toll Brothers Inc.[a]	875	30,616
Torchmark Corp.	786	42,248
Total System Services Inc.	1,325	43,712
Tractor Supply Co.	850	65,391
TransDigm Group Inc.	375	74,171
Travelers Companies Inc. (The)	1,800	188,010
Trimble Navigation Ltd.[a]	1,500	42,188
TRW Automotive Holdings Corp.[a]	650	67,210
Twenty-First Century Fox Inc. Class A	8,575	315,560
Twenty-First Century Fox Inc. Class B	1,925	68,068
Twitter Inc.[a]	1,761	73,504
Tyson Foods Inc. Class A	1,925	81,505
U.S. Bancorp	9,375	414,375
UDR Inc.	1,975	60,791
Ulta Salon, Cosmetics & Fragrance Inc.[a]	400	50,596
Under Armour Inc. Class Aa,b	900	65,241
Union Pacific Corp.	4,975	580,931
United Continental Holdings Inc.[a]	175	10,715
United Parcel Service Inc. Class B	3,675	403,956
United Technologies Corp.	4,625	509,120
UnitedHealth Group Inc.	5,300	522,739
Unum Group	1,375	45,678
Urban Outfitters Inc.[a]	725	23,432
Valero Energy Corp.	3,050	148,260
Varian Medical Systems Inc.[a],b	650	57,532
Ventas Inc.	1,617	115,696
VeriSign Inc.[a],b	1,000	60,100
Verisk Analytics Inc. Class Aa	925	57,332
Verizon Communications Inc.	21,975	1,111,715
Vertex Pharmaceuticals Inc.[a]	1,300	153,244
VF Corp.	2,100	157,857
Viacom Inc. Class B NVS	2,250	170,167
Visa Inc. Class A	2,775	716,477
VMware Inc. Class Aa	475	41,781
Vornado Realty Trust	1,050	117,138
Vulcan Materials Co.	775	51,228
W.R. Berkley Corp.	550	28,732
W.W. Grainger Inc.	375	92,130
Wal-Mart Stores Inc.	8,800	770,352
Walgreen Co.	4,900	336,189
Walt Disney Co. (The)	8,975	830,277
Waste Management Inc.	2,275	110,861
Waters Corp.[a]	475	55,053
Wells Fargo & Co.	26,475	1,442,358
Western Digital Corp.	1,225	126,506
Western Union Co.	3,375	62,708
Weyerhaeuser Co.	3,500	123,585
Whirlpool Corp.	475	88,431
Whiting Petroleum Corp.[a],b	725	30,283
Williams Companies Inc. (The)	3,750	194,062
Willis Group Holdings PLC	850	36,304
Windstream Holdings Inc.	3,025	30,583
Wisconsin Energy Corp.	1,350	66,690
Wyndham Worldwide Corp.	975	81,276
Wynn Resorts Ltd.	518	92,520
Xcel Energy Inc.	2,550	86,547
Xerox Corp.	7,075	98,767
Xilinx Inc.	1,625	73,840
XL Group PLC	1,575	55,944

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2014

Security	Shares	Value

Xylem Inc.	1,300	$49,842
Yahoo! Inc.[a]	6,050	313,027
Yum! Brands Inc.	2,500	193,125
Zimmer Holdings Inc.	1,014	113,862
Zoetis Inc.	3,000	134,790

		105,538,651

TOTAL COMMON STOCKS
(Cost: $171,010,940)		182,119,198

PREFERRED STOCKS — 0.21%

GERMANY — 0.21%
Henkel AG & Co. KGaA	975	108,446
Porsche Automobil Holding SE	800	69,852
Volkswagen AG	900	207,792

		386,090
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	996,840	1,561

		1,561

TOTAL PREFERRED STOCKS (Cost: $405,466)		387,651

RIGHTS — 0.01%

SPAIN — 0.01%
CaixaBank SAa	12,107	815
Telefonica SAa	21,736	9,972

		10,787

TOTAL RIGHTS (Cost: $9,914)		10,787

SHORT-TERM INVESTMENTS — 1.76%

MONEY MARKET FUNDS — 1.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d],e	2,910,290	2,910,290
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d],e	165,474	165,474

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	156,070	$156,070

		3,231,834

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,231,834)		3,231,834

TOTAL INVESTMENTS IN SECURITIES — 101.38% (Cost: $174,658,154)		185,749,470
Other Assets, Less Liabilities — (1.38)%		(2,537,471)

NET ASSETS — 100.00%		$183,211,999

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

179

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Core MSCI Emerging Markets	MSCI Global Agriculture Producers
Currency Hedged MSCI Emerging Markets[a]	MSCI Global Energy Producers
MSCI All Country World Minimum Volatility	MSCI Global Gold Miners
MSCI Australia	MSCI Global Metals & Mining Producers
MSCI Austria Capped	MSCI Global Silver Miners
MSCI Belgium Capped	MSCI Hong Kong
MSCI Brazil Capped	MSCI Israel Capped
MSCI BRIC	MSCI Italy Capped
MSCI Canada	MSCI Japan
MSCI Chile Capped	MSCI Japan Small-Cap
MSCI Colombia Capped	MSCI Malaysia
MSCI Emerging Markets	MSCI Mexico Capped
MSCI Emerging Markets Asia	MSCI Netherlands
MSCI Emerging Markets Consumer Discretionary	MSCI Pacific ex Japan
MSCI Emerging Markets Eastern Europe	MSCI Singapore
MSCI Emerging Markets EMEA	MSCI South Africa
MSCI Emerging Markets Energy Capped	MSCI South Korea Capped
MSCI Emerging Markets Growth	MSCI Spain Capped
MSCI Emerging Markets Horizon[b]	MSCI Sweden
MSCI Emerging Markets Minimum Volatility	MSCI Switzerland Capped
MSCI Emerging Markets Small-Cap	MSCI Taiwan
MSCI Emerging Markets Value	MSCI Thailand Capped
MSCI EMU	MSCI Turkey
MSCI France	MSCI USA
MSCI Frontier 100	MSCI World
MSCI Germany
[a]	The Fund commenced operations on September 23, 2014.
[b]	The Fund commenced operations on October 14, 2014.

Each of the iShares Core MSCI Emerging Markets, iShares MSCI BRIC, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary, iShares MSCI Emerging Markets Energy Capped, iShares MSCI Emerging Markets Growth, iShares MSCI Emerging Markets Minimum Volatility, iShares MSCI Emerging Markets Small-Cap and iShares MSCI Emerging Markets Value ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

180

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

181

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Core MSCI Emerging Markets
Assets:
Common Stocks	$5,816,424,171	$10,753,373	$116,621	$5,827,294,165
Preferred Stocks	286,875,443	—	—	286,875,443
Rights	—	517,297	—	517,297
Warrants	18,624	—	—	18,624
Money Market Funds	159,059,158	—	—	159,059,158

	$6,262,377,396	$11,270,670	$116,621	$6,273,764,687

Liabilities:
Futures Contracts[a]	$(748)	$—	$—	$(748)

Currency Hedged MSCI Emerging Markets
Assets:
Exchange-Traded Funds	$2,438,540	$—	$—	$2,438,540
Money Market Funds	1,834	—	—	1,834
Forward Currency Contracts[a]	—	88,152	—	88,152

	$2,440,374	$88,152	$—	$2,528,526

182

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Currency Contracts[a]	$—	$(17,544)	$—	$(17,544)

MSCI All Country World Minimum Volatility
Assets:
Common Stocks	$1,466,357,987	$—	$—	$1,466,357,987
Preferred Stocks	2,475,116	—	—	2,475,116
Money Market Funds	40,406,683	—	—	40,406,683

	$1,509,239,786	$—	$—	$1,509,239,786

MSCI Australia
Assets:
Common Stocks	$1,796,567,171	$—	$236	$1,796,567,407
Rights	70,266	—	—	70,266
Money Market Funds	368,694	—	—	368,694

	$1,797,006,131	$—	$236	$1,797,006,367

Liabilities:
Futures Contracts[a]	$(605,570)	$—	$—	$(605,570)

MSCI Austria Capped
Assets:
Common Stocks	$61,436,710	$—	$24	$61,436,734
Money Market Funds	635,969	—	—	635,969

	$62,072,679	$—	$24	$62,072,703

MSCI Belgium Capped
Assets:
Common Stocks	$135,874,771	$—	$—	$135,874,771
Rights	70,523	—	—	70,523
Money Market Funds	492,612	—	—	492,612

	$136,437,906	$—	$—	$136,437,906

MSCI Brazil Capped
Assets:
Common Stocks	$3,046,436,386	$—	$—	$3,046,436,386
Preferred Stocks	2,071,195,401	—	—	2,071,195,401
Money Market Funds	1,801,046	—	—	1,801,046

	$5,119,432,833	$—	$—	$5,119,432,833

MSCI BRIC
Assets:
Common Stocks	$301,770,941	$1,165,479	$—	$302,936,420
Preferred Stocks	34,151,529	—	—	34,151,529
Rights	—	69,813	—	69,813
Money Market Funds	10,815,584	—	—	10,815,584

	$346,738,054	$1,235,292	$—	$347,973,346

MSCI Canada
Assets:
Common Stocks	$2,816,668,611	$—	$—	$2,816,668,611
Money Market Funds	28,140,835	—	—	28,140,835
Futures Contracts[a]	73,169	—	—	73,169

	$2,844,882,615	$—	$—	$2,844,882,615

MSCI Chile Capped
Assets:
Common Stocks	$337,093,413	$—	$—	$337,093,413
Preferred Stocks	21,465,162	—	—	21,465,162
Money Market Funds	939,080	—	—	939,080

	$359,497,655	$—	$—	$359,497,655

183

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Colombia Capped
Assets:
Common Stocks	$14,588,844	$—	$—	$14,588,844
Preferred Stocks	3,616,252	—	—	3,616,252
Money Market Funds	342,802	—	—	342,802

	$18,547,898	$—	$—	$18,547,898

MSCI Emerging Markets
Assets:
Common Stocks	$34,478,265,620	$48,241,433	$13,276	$34,526,520,329
Preferred Stocks	1,927,147,460	—	—	1,927,147,460
Rights	—	3,292,890	—	3,292,890
Warrants	102,484	—	—	102,484
Money Market Funds	1,151,070,904	—	—	1,151,070,904
Futures Contracts[a]	748,171	—	—	748,171

	$37,557,334,639	$51,534,323	$13,276	$37,608,882,238

MSCI Emerging Markets Asia
Assets:
Common Stocks	$93,666,835	$220,503	$—	$93,887,338
Preferred Stocks	1,061,448	—	—	1,061,448
Rights	—	13,108	—	13,108
Warrants	445	—	—	445
Money Market Funds	2,690,743	—	—	2,690,743

	$97,419,471	$233,611	$—	$97,653,082

MSCI Emerging Markets Consumer Discretionary
Assets:
Common Stocks	$5,394,826	$16,609	$—	$5,411,435
Preferred Stocks	158,617	—	—	158,617
Warrants	198	—	—	198
Money Market Funds	15,418	—	—	15,418

	$5,569,059	$16,609	$—	$5,585,668

MSCI Emerging Markets Eastern Europe
Assets:
Common Stocks	$166,842,259	$—	$—	$166,842,259
Preferred Stocks	6,793,400	—	—	6,793,400
Money Market Funds	1,279,130	—	—	1,279,130

	$174,914,789	$—	$—	$174,914,789

MSCI Emerging Markets EMEA
Assets:
Common Stocks	$9,497,410	$—	$18	$9,497,428
Preferred Stocks	126,140	—	—	126,140
Money Market Funds	850	—	—	850

	$9,624,400	$—	$18	$9,624,418

MSCI Emerging Markets Energy Capped
Assets:
Common Stocks	$2,880,111	$—	$—	$2,880,111
Preferred Stocks	233,484	—	—	233,484
Money Market Funds	45,550	—	—	45,550

	$3,159,145	$—	$—	$3,159,145

MSCI Emerging Markets Growth
Assets:
Common Stocks	$5,361,230	$14,705	$—	$5,375,935
Preferred Stocks	222,653	—	—	222,653
Rights	—	758	—	758
Warrants	40	—	—	40
Money Market Funds	79,221	—	—	79,221

	$5,663,144	$15,463	$—	$5,678,607

184

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI Emerging Markets Horizon
Assets:
Common Stocks	$2,452,374	$—	$—		$2,452,374
Preferred Stocks	23,109	—	—		23,109
Warrants	49	—	—		49
Money Market Funds	16,955	—	—		16,955

	$2,492,487	$—	$—		$2,492,487

MSCI Emerging Markets Minimum Volatility
Assets:
Common Stocks	$2,134,346,718	$—	$—		$2,134,346,718
Preferred Stocks	52,731,392	—	—		52,731,392
Money Market Funds	60,199,829	—	—		60,199,829

	$2,247,277,939	$—	$—		$2,247,277,939

MSCI Emerging Markets Small-Cap
Assets:
Common Stocks	$39,736,416	$269,462	$13,604		$40,019,482
Preferred Stocks	290,663	—	—		290,663
Money Market Funds	4,329,084	—	—		4,329,084

	$44,356,163	$269,462	$13,604		$44,639,229

MSCI Emerging Markets Value
Assets:
Common Stocks	$21,185,120	$—	$16		$21,185,136
Preferred Stocks	1,534,418	—	—		1,534,418
Rights	—	456	—		456
Money Market Funds	144,569	—	—		144,569

	$22,864,107	$456	$16		$22,864,579

MSCI EMU
Assets:
Common Stocks	$7,744,698,433	$410,713	$8		$7,745,109,154
Preferred Stocks	155,821,341	—	—		155,821,341
Rights	4,204,024	—	—		4,204,024
Money Market Funds	27,642,705	—	—		27,642,705

	$7,932,366,503	$410,713	$8		$7,932,777,224

MSCI France
Assets:
Common Stocks	$299,971,409	$—	$—		$299,971,409
Rights	40,020	—	—		40,020
Money Market Funds	758,553	—	—		758,553

	$300,769,982	$—	$—		$300,769,982

MSCI Frontier 100
Assets:
Common Stocks	$619,744,930	$89	$—		$619,745,019
Rights	—	22	0	[b]	22
Convertible Bonds	—	—	0	[b]	0	[b]

	$619,744,930	$111	$0	[b]	$619,745,041

MSCI Germany
Assets:
Common Stocks	$4,675,402,341	$—	$—		$4,675,402,341
Preferred Stocks	327,918,539	—	—		327,918,539
Money Market Funds	128,568	—	—		128,568
Futures Contracts[a]	1,397,775	—	—		1,397,775

	$5,004,847,223	$—	$—		$5,004,847,223

185

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

MSCI Global Agriculture Producers
Assets:
Common Stocks	$46,409,160	$—		$0	[b]	$46,409,160
Investment Companies	397,173	—		—		397,173
Preferred Stocks	289,512	—		—		289,512
Money Market Funds	895,836	—		—		895,836

	$47,991,681	$—		$0	[b]	$47,991,681

MSCI Global Energy Producers
Assets:
Common Stocks	$6,531,133	$—		$—		$6,531,133
Preferred Stocks	71,455	—		—		71,455
Warrants	—	0	[b]	—		0	[b]
Money Market Funds	25,946	—		—		25,946

	$6,628,534	$0	[b]	$—		$6,628,534

MSCI Global Gold Miners
Assets:
Common Stocks	$49,333,060	$—		$—		$49,333,060
Money Market Funds	1,250,970	—		—		1,250,970

	$50,584,030	$—		$—		$50,584,030

MSCI Global Metals & Mining Producers
Assets:
Common Stocks	$156,378,040	$185,391		$1		$156,563,432
Preferred Stocks	4,915,974	—		—		4,915,974
Money Market Funds	4,242,974	—		—		4,242,974

	$165,536,988	$185,391		$1		$165,722,380

MSCI Global Silver Miners
Assets:
Common Stocks	$13,122,826	$22,955		$—		$13,145,781
Money Market Funds	449,128	—		—		449,128

	$13,571,954	$22,955		$—		$13,594,909

MSCI Hong Kong
Assets:
Common Stocks	$3,362,951,931	$—		$—		$3,362,951,931
Rights	77,016	—		—		77,016
Money Market Funds	62,371,340	—		—		62,371,340
Futures Contracts[a]	479,439	—		—		479,439

	$3,425,879,726	$—		$—		$3,425,879,726

MSCI Israel Capped
Assets:
Common Stocks	$125,528,692	$—		$—		$125,528,692
Money Market Funds	246,391	—		—		246,391

	$125,775,083	$—		$—		$125,775,083

MSCI Italy Capped
Assets:
Common Stocks	$970,255,574	$—		$—		$970,255,574
Money Market Funds	19,885,156	—		—		19,885,156

	$990,140,730	$—		$—		$990,140,730

MSCI Japan
Assets:
Common Stocks	$15,539,038,008	$—		$—		$15,539,038,008
Money Market Funds	100,593,829	—		—		100,593,829
Futures Contracts[a]	7,776,838	—		—		7,776,838

	$15,647,408,675	$—		$—		$15,647,408,675

186

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Japan Small-Cap
Assets:
Common Stocks	$130,468,038	$—	$—	$130,468,038
Money Market Funds	5,897,326	—	—	5,897,326

	$136,365,364	$—	$—	$136,365,364

MSCI Malaysia
Assets:
Common Stocks	$716,200,812	$—	$—	$716,200,812
Money Market Funds	16,017	—	—	16,017

	$716,216,829	$—	$—	$716,216,829

MSCI Mexico Capped
Assets:
Common Stocks	$2,832,026,987	$—	$33	$2,832,027,020
Money Market Funds	147,560,297	—	—	147,560,297

	$2,979,587,284	$—	$33	$2,979,587,317

MSCI Netherlands
Assets:
Common Stocks	$148,315,268	$—	$1	$148,315,269
Money Market Funds	4,117,684	—	—	4,117,684

	$152,432,952	$—	$1	$152,432,953

MSCI Pacific ex Japan
Assets:
Common Stocks	$2,898,924,807	$—	$337	$2,898,925,144
Rights	84,710	—	—	84,710
Money Market Funds	31,616,395	—	—	31,616,395

	$2,930,625,912	$—	$337	$2,930,626,249

MSCI Singapore
Assets:
Common Stocks	$888,941,366	$—	$—	$888,941,366
Money Market Funds	45,973,382	—	—	45,973,382
Futures Contracts[a]	9,114	—	—	9,114

	$934,923,862	$—	$—	$934,923,862

MSCI South Africa
Assets:
Common Stocks	$506,799,759	$—	$2,378	$506,802,137
Money Market Funds	2,425,942	—	—	2,425,942

	$509,225,701	$—	$2,378	$509,228,079

MSCI South Korea Capped
Assets:
Common Stocks	$4,315,363,319	$—	$—	$4,315,363,319
Preferred Stocks	170,661,499	—	—	170,661,499
Rights	—	330,739	—	330,739
Money Market Funds	126,504,946	—	—	126,504,946

	$4,612,529,764	$330,739	$—	$4,612,860,503

MSCI Spain Capped
Assets:
Common Stocks	$1,857,097,372	$1,377,672	$—	$1,858,475,044
Rights	6,855,221	—	—	6,855,221
Money Market Funds	164,228	—	—	164,228

	$1,864,116,821	$1,377,672	$—	$1,865,494,493

MSCI Sweden
Assets:
Common Stocks	$377,368,125	$—	$—	$377,368,125
Money Market Funds	21,238	—	—	21,238

	$377,389,363	$—	$—	$377,389,363

187

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Switzerland Capped
Assets:
Common Stocks	$1,072,260,300	$—	$—	$1,072,260,300
Money Market Funds	9,306,827	—	—	9,306,827

	$1,081,567,127	$—	$—	$1,081,567,127

MSCI Taiwan
Assets:
Common Stocks	$3,367,331,390	$—	$2	$3,367,331,392
Money Market Funds	226,183,862	—	—	226,183,862
Futures Contracts[a]	87,830	—	—	87,830

	$3,593,603,082	$—	$2	$3,593,603,084

MSCI Thailand Capped
Assets:
Common Stocks	$568,104,432	$—	$—	$568,104,432
Rights	—	5,693	—	5,693
Warrants	114,251	2	—	114,253
Money Market Funds	19,190,778	—	—	19,190,778

	$587,409,461	$5,695	$—	$587,415,156

MSCI Turkey
Assets:
Common Stocks	$487,691,021	$—	$—	$487,691,021
Money Market Funds	35,992,026	—	—	35,992,026

	$523,683,047	$—	$—	$523,683,047

MSCI USA
Assets:
Common Stocks	$61,982,045	$—	$—	$61,982,045
Money Market Funds	597,327	—	—	597,327

	$62,579,372	$—	$—	$62,579,372

MSCI World
Assets:
Common Stocks	$182,117,657	$1,541	$—	$182,119,198
Preferred Stocks	386,090	1,561	—	387,651
Rights	10,787	—	—	10,787
Money Market Funds	3,231,834	—	—	3,231,834

	$185,746,368	$3,102	$—	$185,749,470

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares MSCI Emerging Markets Small-Cap ETF had transfers from Level 2 to Level 1 during the period ended November 30, 2014 in the amount of $470,854, resulting from the lifting of a temporary trading suspension.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

188

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

As of November 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$6,308,704,773	$504,693,602	$(539,633,688)	$(34,940,086)
Currency Hedged MSCI Emerging Markets	2,501,502	—	(61,128)	(61,128)
MSCI All Country World Minimum Volatility	1,332,602,287	202,126,185	(25,488,686)	176,637,499
MSCI Australia	1,987,306,893	133,475,417	(323,775,943)	(190,300,526)
MSCI Austria Capped	91,241,225	409,126	(29,577,648)	(29,168,522)
MSCI Belgium Capped	144,168,162	7,912,736	(15,642,992)	(7,730,256)
MSCI Brazil Capped	4,581,204,834	1,383,005,016	(844,777,017)	538,227,999
MSCI BRIC	363,916,824	61,878,972	(77,822,450)	(15,943,478)
MSCI Canada	3,230,393,381	392,035,927	(777,619,862)	(385,583,935)
MSCI Chile Capped	364,895,020	49,540,167	(54,937,532)	(5,397,365)
MSCI Colombia Capped	22,411,550	78,685	(3,942,337)	(3,863,652)
MSCI Emerging Markets	38,030,579,683	5,868,876,746	(6,291,322,362)	(422,445,616)
MSCI Emerging Markets Asia	96,231,948	7,419,161	(5,998,027)	1,421,134
MSCI Emerging Markets Consumer Discretionary	5,197,146	931,372	(542,850)	388,522
MSCI Emerging Markets Eastern Europe	226,112,083	884,077	(52,081,371)	(51,197,294)
MSCI Emerging Markets EMEA	10,488,415	960,277	(1,824,274)	(863,997)
MSCI Emerging Markets Energy Capped	4,203,929	25,540	(1,070,324)	(1,044,784)
MSCI Emerging Markets Growth	5,182,330	889,215	(392,938)	496,277
MSCI Emerging Markets Horizon	2,456,407	105,797	(69,717)	36,080
MSCI Emerging Markets Minimum Volatility	2,211,250,855	185,208,523	(149,181,439)	36,027,084
MSCI Emerging Markets Small-Cap	46,381,088	4,628,172	(6,370,031)	(1,741,859)
MSCI Emerging Markets Value	24,600,919	1,411,217	(3,147,557)	(1,736,340)
MSCI EMU	8,359,579,574	270,222,922	(697,025,272)	(426,802,350)
MSCI France	356,041,225	3,718,542	(58,989,785)	(55,271,243)
MSCI Frontier 100	640,421,497	34,864,488	(55,540,944)	(20,676,456)
MSCI Germany	5,078,552,605	374,161,056	(449,264,213)	(75,103,157)
MSCI Global Agriculture Producers	48,676,442	4,337,002	(5,021,763)	(684,761)
MSCI Global Energy Producers	7,817,688	132,412	(1,321,566)	(1,189,154)
MSCI Global Gold Miners	84,650,746	303,895	(34,370,611)	(34,066,716)
MSCI Global Metals & Mining Producers	192,231,702	8,613,441	(35,122,763)	(26,509,322)
MSCI Global Silver Miners	19,242,065	16,050	(5,663,206)	(5,647,156)
MSCI Hong Kong	3,286,793,391	270,902,450	(132,295,554)	138,606,896
MSCI Israel Capped	150,033,380	3,958,565	(28,216,862)	(24,258,297)
MSCI Italy Capped	1,168,760,035	12,822,884	(191,442,189)	(178,619,305)
MSCI Japan	16,892,020,787	835,297,837	(2,087,686,787)	(1,252,388,950)
MSCI Japan Small-Cap	141,821,679	10,383,669	(15,839,984)	(5,456,315)
MSCI Malaysia	365,260,128	382,258,361	(31,301,660)	350,956,701
MSCI Mexico Capped	3,326,297,627	60,232,202	(406,942,512)	(346,710,310)
MSCI Netherlands	163,980,685	6,068,021	(17,615,753)	(11,547,732)
MSCI Pacific ex Japan	2,961,080,269	297,851,626	(328,305,646)	(30,454,020)
MSCI Singapore	933,952,196	87,639,086	(86,676,534)	962,552
MSCI South Africa	572,425,239	54,524,111	(117,721,271)	(63,197,160)
MSCI South Korea Capped	3,749,366,639	1,543,944,439	(680,450,575)	863,493,864
MSCI Spain Capped	2,009,199,456	36,302,282	(180,007,245)	(143,704,963)
MSCI Sweden	388,050,733	33,360,958	(44,022,328)	(10,661,370)
MSCI Switzerland Capped	974,633,264	159,370,715	(52,436,852)	106,933,863
MSCI Taiwan	2,396,124,333	1,472,741,533	(275,350,612)	1,197,390,921
MSCI Thailand Capped	629,614,754	34,859,891	(77,059,489)	(42,199,598)
MSCI Turkey	608,781,480	13,735,228	(98,833,661)	(85,098,433)
MSCI USA	57,076,235	6,573,299	(1,070,162)	5,503,137
MSCI World	174,826,185	18,260,716	(7,337,431)	10,923,285

189

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of November 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

190

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended November 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI Emerging Markets
iShares MSCI Emerging Markets ETF	—	58,760	—	58,760	$2,438,540	$—	$—

MSCI Global Agriculture Producers
iShares India 50 ETF	12,183	358	—	12,541	$397,173	$—	$—

MSCI USA
BlackRock Inc.	338	105	(21)	422	$151,532	$—	$1,563
PNC Financial Services Group Inc. (The)	1,343	427	(61)	1,709	149,486	645	794

					$301,018	$645	$2,357

MSCI World
BlackRock Inc.	690	90	(30)	750	$269,310	$—	$2,695
PNC Financial Services Group Inc. (The)	2,507	327	(109)	2,725	238,356	1,360	2,113

					$507,666	$1,360	$4,808

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

191

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 26, 2015

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 26, 2015